UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2010

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone® Funds

15811 5/10

Well Done…good and faithful servant. MATTHEW 25:21

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (GS4 Class)¥	1,094,325	$1,094,324
GuideStone Low-Duration Bond Fund (GS4 Class)¥	984,094	12,990,041
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	851,123	11,583,789
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	34,342	534,698
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	948,468	9,769,225
GuideStone Global Bond Fund (GS4 Class)¥	95,510	913,073
GuideStone Equity Index Fund (GS4 Class)¥	95,438	1,458,287
GuideStone Real Estate Securities Fund (GS4 Class)¥	295,677	2,170,270
GuideStone Value Equity Fund (GS4 Class)¥	585,040	7,775,187
GuideStone Growth Equity Fund (GS4 Class)¥	464,172	7,714,542
GuideStone Small Cap Equity Fund (GS4 Class)¥	169,231	2,074,774
GuideStone International Equity Fund (GS4 Class)¥	643,972	8,068,971

Total Mutual Funds (Cost $65,484,456)		66,147,181

TOTAL INVESTMENTS — 100.1% (Cost $65,484,456)		66,147,181
Liabilities in Excess of Other Assets — (0.1)%		(72,478)

NET ASSETS — 100.0%		$66,074,703

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	54.1
Domestic Equity Funds	32.1
International Equity Fund	12.2
Money Market Fund	1.7

100.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Mutual Funds	$66,147,181	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$66,147,181	$—

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	2,315,959	$2,315,959
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,192,279	15,738,086
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,922,798	26,169,276
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	631,187	9,827,588
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,305,942	23,751,205
GuideStone Global Bond Fund (GS4 Class)¥	1,132,775	10,829,331
GuideStone Equity Index Fund (GS4 Class)¥	454,048	6,937,854
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,864,647	13,686,507
GuideStone Value Equity Fund (GS4 Class)¥	2,856,077	37,957,261
GuideStone Growth Equity Fund (GS4 Class)¥	2,279,764	37,889,671
GuideStone Small Cap Equity Fund (GS4 Class)¥	869,749	10,663,126
GuideStone International Equity Fund (GS4 Class)¥	3,149,728	39,466,092

Total Mutual Funds (Cost $248,680,013)		235,231,956

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills
0.10%, 05/06/10‡‡	$10,000	9,999
0.11%, 05/06/10‡‡	30,000	29,996
0.11%, 05/06/10‡‡	205,000	204,973

		244,968

U.S. Treasury Note
4.50%, 02/15/16	1,196,000	1,303,174

Total U.S. Treasury Obligations (Cost $1,556,021)		1,548,142

TOTAL INVESTMENTS — 100.1% (Cost $250,236,034)		236,780,098
Liabilities in Excess of Other Assets — (0.1)%		(290,525)

NET ASSETS — 100.0%		$236,489,573

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	45.3
Bond Funds	36.5
International Equity Fund	16.7
Money Market Fund	1.0
Futures Contracts	0.9
U.S. Treasury Obligations	0.6

101.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$31,376
Mutual Funds	235,231,956	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,548,142	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$236,780,098	$31,376

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	2,747,221	$2,747,221
GuideStone Low-Duration Bond Fund (GS4 Class)¥	122,303	1,614,399
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,020,818	13,893,329
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	857,747	13,355,122
GuideStone Global Bond Fund (GS4 Class)¥	1,384,510	13,235,919
GuideStone Equity Index Fund (GS4 Class)¥	413,021	6,310,955
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,698,228	12,464,994
GuideStone Value Equity Fund (GS4 Class)¥	2,712,360	36,047,259
GuideStone Growth Equity Fund (GS4 Class)¥	2,162,751	35,944,926
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,015,503	12,450,062
GuideStone International Equity Fund (GS4 Class)¥	3,094,953	38,779,757

Total Mutual Funds (Cost $196,834,116)		186,843,943

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.01%, 05/06/10‡‡	$60,000	59,992
0.11%, 05/06/10‡‡	195,000	194,975

		254,967

U.S. Treasury Note
4.75%, 08/15/17	560,000	612,719

Total U.S. Treasury Obligations (Cost $870,499)		867,686

TOTAL INVESTMENTS — 100.4% (Cost $197,704,615)		187,711,629
Liabilities in Excess of Other Assets — (0.4)%		(785,773)

NET ASSETS — 100.0%		$186,925,856

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	55.2
Bond Funds	22.5
International Equity Fund	20.7
Money Market Fund	1.5
Futures Contracts	1.2
U.S. Treasury Obligations	0.5

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$22,728
Mutual Funds	186,843,943	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	867,686	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$187,711,629	$22,728

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	1,673,200	$1,673,201
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	127,708	1,738,112
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	110,430	1,719,395
GuideStone Global Bond Fund (GS4 Class)¥	364,643	3,485,988
GuideStone Equity Index Fund (GS4 Class)¥	207,493	3,170,497
GuideStone Real Estate Securities Fund (GS4 Class)¥	780,409	5,728,205
GuideStone Value Equity Fund (GS4 Class)¥	1,389,879	18,471,489
GuideStone Growth Equity Fund (GS4 Class)¥	1,110,319	18,453,497
GuideStone Small Cap Equity Fund (GS4 Class)¥	583,156	7,149,495
GuideStone International Equity Fund (GS4 Class)¥	1,634,895	20,485,240

Total Mutual Funds (Cost $84,034,968)		82,075,119

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.08%, 05/06/10‡‡	$15,000	14,998
0.09%, 05/06/10‡‡	10,000	9,999
0.09%, 05/06/10‡‡	20,000	19,997
0.11%, 05/06/10‡‡	125,000	124,984

		169,978

U.S. Treasury Note
4.75%, 08/15/17	113,000	123,638

Total U.S. Treasury Obligations (Cost $294,414)		293,616

TOTAL INVESTMENTS — 100.4% (Cost $84,329,382)		82,368,735
Liabilities in Excess of Other Assets — (0.4)%		(292,856)

NET ASSETS — 100.0%		$82,075,879

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.5
International Equity Fund	25.0
Bond Funds	8.5
Money Market Fund	2.0
Futures Contracts	1.8
U.S. Treasury Obligations	0.4

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$15,159
Mutual Funds	82,075,119	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	293,616	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$82,368,735	$15,159

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	1,651,877	$1,651,877
GuideStone Equity Index Fund (GS4 Class)¥	163,040	2,491,250
GuideStone Real Estate Securities Fund (GS4 Class)¥	673,678	4,944,796
GuideStone Value Equity Fund (GS4 Class)¥	899,838	11,958,854
GuideStone Growth Equity Fund (GS4 Class)¥	719,181	11,952,784
GuideStone Small Cap Equity Fund (GS4 Class)¥	404,736	4,962,068
GuideStone International Equity Fund (GS4 Class)¥	1,078,830	13,517,743

Total Mutual Funds (Cost $47,866,775)		51,479,372

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.00%, 05/06/10‡‡	$20,000	19,998
0.01%, 05/06/10‡‡	5,000	4,999
0.09%, 05/06/10‡‡	20,000	19,998
0.11%, 05/06/10‡‡	105,000	104,986

Total U.S. Treasury Obligations (Cost $149,984)		149,981

TOTAL INVESTMENTS — 100.1% (Cost $48,016,759)		51,629,353
Liabilities in Excess of Other Assets — (0.1)%		(57,360)

NET ASSETS — 100.0%		$51,571,992

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	70.4
International Equity Fund	26.2
Money Market Fund	3.2
Futures Contracts	2.7
U.S. Treasury Obligations	0.3

102.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$9,801
Mutual Funds	51,479,372	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	149,981	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$51,629,353	$9,801

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.3%
GuideStone Money Market Fund (GS4 Class)¥	1,391,280	$1,391,280
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,836,987	169,448,224
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	4,044,148	41,654,721
GuideStone Equity Index Fund (GS4 Class)¥	322,142	4,922,325
GuideStone Value Equity Fund (GS4 Class)¥	1,560,982	20,745,452
GuideStone Growth Equity Fund (GS4 Class)¥	1,243,679	20,669,948
GuideStone Small Cap Equity Fund (GS4 Class)¥	435,173	5,335,216
GuideStone International Equity Fund (GS4 Class)¥	1,693,808	21,223,411

Total Mutual Funds (Cost $273,189,915)		285,390,577

	Par
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bill
0.11%, 05/06/10‡‡	$215,000	214,972
U.S. Treasury Note
4.75%, 01/31/12	4,295,000	4,595,315

Total U.S. Treasury Obligations (Cost $4,809,299)		4,810,287

TOTAL INVESTMENTS — 100.0% (Cost $277,999,214)		290,200,864
Liabilities in Excess of Other Assets — 0.0%		(28,209)

NET ASSETS — 100.0%		$290,172,655

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.7
Domestic Equity Funds	17.8
International Equity Fund	7.3
U.S. Treasury Obligations	1.7
Futures Contracts	0.5
Money Market Fund	0.5

100.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$26,229
Mutual Funds	285,390,577	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	4,810,287	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$290,200,864	$26,229

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS4 Class)¥	11,473,671	$11,473,671
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,618,712	166,567,005
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	17,683,699	240,675,138
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	6,174,055	96,130,031
GuideStone Global Bond Fund (GS4 Class)¥	5,917,573	56,572,003
GuideStone Equity Index Fund (GS4 Class)¥	2,391,807	36,546,811
GuideStone Value Equity Fund (GS4 Class)¥	12,367,423	164,363,046
GuideStone Growth Equity Fund (GS4 Class)¥	9,813,921	163,107,369
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,369,939	41,315,450
GuideStone International Equity Fund (GS4 Class)¥	13,470,970	168,791,255

Total Mutual Funds (Cost $1,145,968,193)		1,145,541,779

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bill
0.11%, 05/06/10‡‡	$1,385,000	1,384,818
U.S. Treasury Note
4.00%, 02/15/15	11,900,000	12,744,162

Total U.S. Treasury Obligations (Cost $14,235,660)		14,128,980

TOTAL INVESTMENTS — 100.0% (Cost $1,160,203,853)		1,159,670,759
Liabilities in Excess of Other Assets — 0.0%		(104,784)

NET ASSETS — 100.0%		$1,159,565,975

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.2
Domestic Equity Funds	35.0
International Equity Fund	14.6
U.S. Treasury Obligations	1.2
Futures Contracts	1.1
Money Market Fund	1.0

101.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$206,855
Mutual Funds	1,145,541,779	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	14,128,980	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,159,670,759	$206,855

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS4 Class)¥	13,371,241	$13,371,241
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,683,860	61,826,957
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	6,491,800	88,353,392
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,294,630	35,727,384
GuideStone Global Bond Fund (GS4 Class)¥	2,150,136	20,555,299
GuideStone Equity Index Fund (GS4 Class)¥	2,628,412	40,162,133
GuideStone Value Equity Fund (GS4 Class)¥	13,741,906	182,629,929
GuideStone Growth Equity Fund (GS4 Class)¥	10,933,076	181,707,729
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,611,177	44,273,026
GuideStone International Equity Fund (GS4 Class)¥	15,011,074	188,088,757

Total Mutual Funds (Cost $880,561,687)		856,695,847

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bill
0.11%, 05/06/10‡‡	$1,385,000	1,384,818
U.S. Treasury Note
4.00%, 02/15/15	4,540,000	4,862,059

Total U.S. Treasury Obligations (Cost $6,285,522)		6,246,877

TOTAL INVESTMENTS — 100.0% (Cost $886,847,209)		862,942,724
Liabilities in Excess of Other Assets — 0.0%		(163,065)

NET ASSETS — 100.0%		$862,779,659

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	52.0
Bond Funds	23.9
International Equity Fund	21.8
Futures Contracts	1.7
Money Market Fund	1.6
U.S. Treasury Obligations	0.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$234,454
Mutual Funds	856,695,847	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	6,246,877	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$862,942,724	$234,454

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	14,337,297	$14,337,297
GuideStone Equity Index Fund (GS4 Class)¥	3,086,370	47,159,734
GuideStone Value Equity Fund (GS4 Class)¥	15,827,444	210,346,733
GuideStone Growth Equity Fund (GS4 Class)¥	12,647,270	210,197,626
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,206,349	51,569,835
GuideStone International Equity Fund (GS4 Class)¥	17,338,802	217,255,195

Total Mutual Funds (Cost $801,481,540)		750,866,420

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.11%, 05/06/10‡‡ (Cost $1,434,847)	$1,435,000	1,434,811

TOTAL INVESTMENTS — 99.6% (Cost $802,916,387)		752,301,231
Other Assets in Excess of Liabilities — 0.4%		3,346,122

NET ASSETS — 100.0%		$755,647,353

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.7
International Equity Fund	28.8
Futures Contracts	2.3
Money Market Fund	1.9
U.S. Treasury Obligation	0.2

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$273,593
Mutual Funds	750,866,420	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	1,434,811	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$752,301,231	$273,593

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

CONSERVATIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,119,898	$1,119,898
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,441,074	38,992,629
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	930,596	9,585,137
GuideStone Equity Index Fund (GS2 Class)¥	138,506	1,132,983
GuideStone Value Equity Fund (GS2 Class)¥	697,640	4,778,836
GuideStone Growth Equity Fund (GS2 Class)¥	454,633	4,760,009
GuideStone Small Cap Equity Fund (GS2 Class)¥	150,812	1,232,130
GuideStone International Equity Fund (GS2 Class)¥	502,081	4,880,223

Total Mutual Funds (Cost $67,008,498)		66,481,845

TOTAL INVESTMENTS — 100.0% (Cost $67,008,498)		66,481,845
Liabilities in Excess of Other Assets — 0.0%		(11,014)

NET ASSETS — 100.0%		$66,470,831

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.1
Domestic Equity Funds	17.9
International Equity Fund	7.3
Money Market Fund	1.7

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Mutual Funds	$66,481,845	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$66,481,845	$—

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

BALANCED ALLOCATION FUND I SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Money Market Fund (GS2 Class)¥	2,867,792	$2,867,792
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,529,926	48,552,753
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	9,287,812	70,215,859
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,995,650	28,049,466
GuideStone Global Bond Fund (GS4 Class)¥	1,724,844	16,489,508
GuideStone Equity Index Fund (GS2 Class)¥	1,301,506	10,646,323
GuideStone Value Equity Fund (GS2 Class)¥	6,999,357	47,945,598
GuideStone Growth Equity Fund (GS2 Class)¥	4,542,856	47,563,706
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,474,454	12,046,286
GuideStone International Equity Fund (GS2 Class)¥	5,059,243	49,175,846

Total Mutual Funds (Cost $366,002,206)		333,553,137

	Par
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill
0.11%, 05/06/10‡‡	$385,000	384,949
U.S. Treasury Note
4.00%, 02/15/15	2,920,000	3,127,139

Total U.S. Treasury Obligations (Cost $3,539,108)		3,512,088

TOTAL INVESTMENTS — 100.0% (Cost $369,541,314)		337,065,225
Liabilities in Excess of Other Assets — 0.0%		(112,363)

NET ASSETS — 100.0%		$336,952,862

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.5
Domestic Equity Funds	35.1
International Equity Fund	14.6
U.S. Treasury Obligations	1.0
Futures Contracts	0.9
Money Market Fund	0.8

100.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$60,859
Mutual Funds	333,553,137	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	3,512,088	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$337,065,225	$60,859

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GROWTH ALLOCATION FUND I SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS2 Class)¥	3,293,639	$3,293,639
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,772,227	15,560,152
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,943,665	22,254,107
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,281,955	8,999,326
GuideStone Global Bond Fund (GS4 Class)¥	540,773	5,169,793
GuideStone Equity Index Fund (GS2 Class)¥	1,234,977	10,102,112
GuideStone Value Equity Fund (GS2 Class)¥	6,715,019	45,997,882
GuideStone Growth Equity Fund (GS2 Class)¥	4,369,716	45,750,924
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,364,566	11,148,503
GuideStone International Equity Fund (GS2 Class)¥	4,867,599	47,313,063

Total Mutual Funds (Cost $251,481,414)		215,589,501

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bill
0.11%, 05/06/10‡‡	$340,000	339,955
U.S. Treasury Note
4.00%, 02/15/15	1,100,000	1,178,032

Total U.S. Treasury Obligations (Cost $1,527,940)		1,517,987

TOTAL INVESTMENTS — 100.0% (Cost $253,009,354)		217,107,488
Liabilities in Excess of Other Assets — 0.0%		(89,330)

NET ASSETS — 100.0%		$217,018,158

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	52.1
Bond Funds	23.9
International Equity Fund	21.8
Futures Contracts	1.6
Money Market Fund	1.5
U.S. Treasury Obligations	0.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$68,374
Mutual Funds	215,589,501	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,517,987	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$217,107,488	$68,374

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

AGGRESSIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,556,593	$2,556,593
GuideStone Equity Index Fund (GS2 Class)¥	1,132,603	9,264,694
GuideStone Value Equity Fund (GS2 Class)¥	6,035,813	41,345,319
GuideStone Growth Equity Fund (GS2 Class)¥	3,945,068	41,304,859
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,240,760	10,137,010
GuideStone International Equity Fund (GS2 Class)¥	4,394,900	42,718,432

Total Mutual Funds (Cost $184,278,380)		147,326,907

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.11%, 05/06/10‡‡ (Cost $284,969)	$285,000	284,963

TOTAL INVESTMENTS — 100.0% (Cost $184,563,349)		147,611,870
Liabilities in Excess of Other Assets — 0.0%		(31,632)

NET ASSETS — 100.0%		$147,580,238

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	69.2
International Equity Fund	28.9
Futures Contracts	1.9
Money Market Fund	1.7
U.S. Treasury Obligation	0.2

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$56,129
Mutual Funds	147,326,907	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	284,963	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$147,611,870	$56,129

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

MONEY MARKET FUND SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.4%
Federal Home Loan Mortgage Corporation
0.16%, 06/08/10Ω	$15,000,000	$14,995,467
0.20%, 07/23/10Ω	8,300,000	8,294,789
0.13%, 05/05/11†	17,000,000	16,994,391
0.19%, 02/16/12†	6,000,000	5,995,455
Federal National Mortgage Association
0.13%, 05/13/11†	15,000,000	15,003,179

Total Agency Obligations (Cost $61,283,281)		61,283,281

CERTIFICATES OF DEPOSIT — 23.7%
Abbey National Treasury Services PLC CT
0.50%, 07/20/10†	8,500,000	8,500,000
0.25%, 11/17/10†	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria S.A. NY
0.35%, 04/30/10	10,000,000	9,997,181
0.31%, 06/01/10	20,000,000	20,001,177
0.25%, 07/12/10†	15,000,000	15,000,251
0.32%, 12/13/10†	4,000,000	4,000,000
Barclays Bank PLC NY
0.50%, 04/13/10	5,000,000	5,000,000
0.32%, 06/30/10	20,000,000	20,000,000
Credit Industriel ET Commercial NY
0.39%, 06/02/10	12,000,000	12,000,103
0.41%, 06/23/10	13,000,000	13,000,150
Dexia Credit Local NY
0.30%, 04/19/10	20,000,000	20,000,050
0.70%, 04/18/11†	14,000,000	14,000,000
Rabobank Nederland NV NY
0.25%, 05/04/10†	17,000,000	17,000,000
0.23%, 01/10/11†	6,000,000	6,000,000
0.23%, 01/13/11†	12,000,000	12,000,000
Royal Bank of Canada NY
0.23%, 11/12/10†	12,560,000	12,560,000
Royal Bank of Scotland PLC Greenwich CT
0.52%, 05/15/10†	20,000,000	20,000,000
Royal Bank of Scotland PLC NY
0.38%, 07/07/10	10,000,000	10,000,000
0.00%, 07/21/10	10,000,000	10,000,000
Societe Generale NY
0.26%, 07/12/10†	3,000,000	3,000,000
State Street Bank and Trust Co.
0.20%, 04/07/10	7,000,000	7,000,000
Sumitomo Mitsui Banking Corporation NY
0.21%, 05/14/10	10,000,000	10,000,000
Toronto Dominion Bank NY
0.23%, 02/04/11†	3,500,000	3,500,000
Westpac Banking Corporation NY
0.29%, 10/19/10†	6,395,000	6,395,000

Total Certificates of Deposit (Cost $268,953,912)		268,953,912

COMMERCIAL PAPER — 35.2%
Antalis US Funding Corporation
0.22%, 04/12/10	30,000,000	29,997,983
0.22%, 04/23/10	22,000,000	21,997,042
Bank of Nova Scotia
0.31%, 05/04/10	1,500,000	1,500,000
BNZ International Funding, Ltd.
0.31%, 02/04/11	9,000,000	9,000,766
BPCE SA
0.25%, 04/27/10	25,000,000	24,995,576
Cancara Asset Securitisation LLC
0.21%, 04/19/10	45,000,000	44,995,275
Deutsche Bank AG NY
0.19%, 04/08/10	7,000,000	7,000,000
Eksportfinans ASA
0.29%, 11/09/10†	10,000,000	10,000,000
Fortis Funding LLC
0.23%, 04/26/10	30,000,000	29,995,208
0.22%, 05/05/10	5,000,000	4,998,961
JPMorgan Chase & Co.
0.25%, 07/14/10	6,000,000	5,995,667
JPMorgan Chase Funding, Inc.
0.28%, 04/07/10	10,000,000	9,999,533
KBC Financial Products International, Ltd.
0.25%, 04/01/10	1,873,000	1,873,000
0.28%, 04/26/10	10,000,000	9,998,056
Nieuw Amsterdam Receivables Corporation
0.26%, 06/03/10	5,000,000	4,997,725
0.26%, 06/04/10	20,000,000	19,990,756
0.29%, 06/29/10	10,000,000	9,992,831
NRW.Bank
0.22%, 05/10/10	5,000,000	4,998,808
Romulus Funding Corporation
0.22%, 04/01/10	3,167,000	3,167,000
0.27%, 04/16/10	10,000,000	9,998,875
0.00%, 05/06/10	13,000,000	12,996,335
0.30%, 05/21/10	7,000,000	6,997,083
Salisbury Receivables Company
0.20%, 05/06/10	10,000,000	9,998,056
Scaldis Capital LLC
0.22%, 05/05/10	15,000,000	14,996,883
0.23%, 05/17/10	10,000,000	9,997,061
Societe Generale North America, Inc.
0.24%, 04/06/10	4,200,000	4,199,860
Solitaire Funding LLC
0.25%, 04/22/10	7,000,000	6,998,979
0.24%, 05/10/10	5,000,000	4,998,700
0.24%, 05/14/10	12,000,000	11,996,560
0.26%, 06/10/10	15,000,000	14,992,417
Straight-A Funding LLC
0.18%, 05/03/10	15,000,000	14,997,600
Sydney Capital Corporation
0.53%, 06/16/10	5,000,000	4,994,406
Tempo Finance Corporation
0.24%, 04/06/10	663,000	662,978
UniCredit Bank Ireland PLC
0.25%, 04/30/10	15,000,000	14,996,979

Total Commercial Paper (Cost $399,316,959)		399,316,959

See Notes to Schedules of Investments

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BONDS — 16.7%
California Department of Water Resources, Series C-9 Power Supply Revenue Bond (LOC-Citibank N.A.)
0.29%, 04/01/10	$10,000,000	$10,000,000
California Department of Water Resources, Series F-2 Power Supply Revenue Bond (LOC-JPMorgan Chase Bank)
0.28%, 04/01/10	7,000,000	7,000,000
California Pollution Control Financing Authority, Series E Pollution Control Revenue Bonds (LOC-Bank One N.A.)
0.27%, 04/01/10	5,800,000	5,800,000
City of Chicago Wastewater Transmission, Series C-1 Revenue Bond
0.29%, 04/01/10	4,000,000	4,000,000
City of Houston, Series 2008D-1 Revenue Bond
0.25%, 05/15/34	5,000,000	5,000,000
City of Philadelphia, Series 2009B General Obligation Bond (LOC-Wachovia Bank N.A.)
0.26%, 04/01/10	10,000,000	10,000,000
Connecticut State Health & Educational Facilities Authority, Series K2 Yale-New Haven Hospital Revenue Bond (LOC-JPMorgan Chase Bank)
0.25%, 07/01/25	13,125,000	13,125,000
Cook County, Series 2002A General Obligation Bond
0.25%, 04/01/10	26,800,000	26,800,000
New York City Housing Development Corporation, Series A Multi-Family Housing (155 West 21st Street) Revenue Bond
0.25%, 04/15/10	3,100,000	3,100,000
New York City Housing Development Corporation, Series A Multi-Family Housing (90 West Street) Revenue Bond
0.25%, 04/15/10	6,000,000	6,000,000
New York City Housing Development Corporation, Series A Multi-Family Housing Revenue Bond
0.25%, 04/15/10	3,000,000	3,000,000
New York City Housing Development Corporation, Series J-2-B Multi-Family Housing Revenue Bond
0.30%, 04/01/10	10,100,000	10,100,000
New York City Industrial Development Agency, New York Law School Project, Series A Revenue Bond (LOC-JPMorgan Chase Bank)
0.29%, 04/01/10	8,000,000	8,000,000
New York City Municipal Water Finance Authority, Series B-1 Water and Sewer System Revenue Bond
0.29%, 04/15/10	6,800,000	6,800,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Series A Revenue Bond
0.25%, 04/15/10	4,000,000	4,000,000
New York Mortgage Agency, Series 125 Homeowner Mortgage Revenue Bond
0.32%, 04/01/10	6,600,000	6,600,000
New York State Housing Finance Agency, Series 2001-A The Victory Housing Revenue Bond
0.25%, 08/02/10	2,700,000	2,700,000
New York State Housing Finance Agency, Series A 10 Barclay Street Housing Revenue Bond
0.27%, 04/15/10	10,000,000	10,000,000
Ohio Housing Finance Agency, Series C Residential Mortgage Revenue Bond
0.25%, 09/01/10	10,500,000	10,500,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B Revenue Bond
0.29%, 04/01/10	5,000,000	5,000,000
State of Texas, Veterans’ Housing Assistance Program, Series A-2 General Obligation Bond
0.24%, 04/01/10	7,700,000	7,700,000
Triborough Bridge & Tunnel Authority Series 2003B Revenue Bond
0.29%, 04/01/10	8,700,000	8,700,000
Wisconsin Housing & Economic Development Authority, Series B Home Ownership Revenue Bond
0.28%, 09/01/10	10,000,000	10,000,000
Wisconsin Housing & Economic Development Authority, Series D Home Ownership Revenue Bond
0.25%, 09/01/10	5,350,000	5,350,000

Total Municipal Bonds (Cost $189,275,000)		189,275,000

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills
0.23%, 06/10/10Ω	4,500,000	4,497,988
0.25%, 06/17/10Ω	16,000,000	15,991,444
0.55%, 07/01/10ΩΔ	11,000,000	10,984,846

See Notes to Schedules of Investments

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.31%, 07/15/10ΩΔ	$23,000,000	$22,979,204
0.32%, 07/15/10ΩΔ	10,000,000	9,990,812
0.39%, 07/15/10ΩΔ	23,600,000	23,573,499
0.47%, 07/29/10ΩΔ	2,500,000	2,496,116
0.18%, 08/12/10	25,000,000	24,983,837
0.19%, 08/26/10	15,000,000	14,988,669
0.23%, 08/26/10	15,000,000	14,986,219
0.32%, 08/26/10	5,500,000	5,492,926
0.24%, 09/30/10	12,345,000	12,330,021

Total U.S. Treasury Obligations (Cost $163,295,581)		163,295,581

VARIABLE RATE OBLIGATIONS — 6.5%
Commonwealth Bank of Australia
0.27%, 04/28/10 144A†	6,000,000	6,000,000
HSBC Bank Middle East Ltd.
0.45%, 04/22/10†	5,000,000	5,000,000
KBC Bank NV
1.19%, 04/01/10†	6,690,000	6,690,000
Procter & Gamble International Funding SCA
0.26%, 05/07/10†Δ	27,000,000	27,000,000
Rabobank Nederland NV
0.25%, 04/07/11 144A†	11,800,000	11,800,000
Toronto Dominion Bank
0.23%, 04/05/10†	11,000,000	11,000,000
Westpac Banking Corporation
0.30%, 04/21/10†	6,100,000	6,100,000

Total Variable Rate Obligations (Cost $73,590,000)		73,590,000

	Shares
MONEY MARKET FUND — 4.9%
Northern Institutional Liquid Assets Portfolio§ (Cost $54,979,878)	54,979,878	54,979,878

TOTAL INVESTMENTS — 106.8% (Cost $1,210,694,611)		1,210,694,611
Liabilities in Excess of Other Assets — (6.8)%		(77,502,258)

NET ASSETS — 100.0%		$1,133,192,353

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	35.2
Certificates of Deposit	23.7
Municipal Bonds	16.7
U.S. Treasury Obligations	14.4
Variable Rate Obligations	6.5
Agency Obligations	5.4
Money Market Fund	4.9

106.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Fund	$54,979,878	$—
Level 2 — Other Significant Observable Inputs
Agency Obligations	61,283,281	—
Certificates Of Deposit	268,953,912	—
Commercial Paper	399,316,959	—
Municipal Bonds	189,275,000	—
U.S. Treasury Obligations	163,295,581	—
Variable Rate Obligations	73,590,000	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,210,694,611	$—

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.3%
Federal Home Loan Bank
0.05%, 04/05/10Ω	$5,600,000	$5,599,913
0.16%, 04/14/10Ω	5,600,000	5,599,686
0.05%, 04/21/10Ω	5,600,000	5,599,596
5.38%, 06/13/14	895,000	995,202
5.25%, 09/12/14	895,000	990,384
Federal Home Loan Mortgage Corporation
0.20%, 06/14/10Ω	600,000	599,723
Federal National Mortgage Association
0.88%, 01/12/12	1,500,000	1,494,768
5.25%, 08/01/12	1,580,000	1,702,126
3.50%, 08/25/14	750,000	757,657
Small Business Administration
6.95%, 11/10/16	469,216	503,450

Total Agency Obligations (Cost $23,581,411)		23,842,505

ASSET-BACKED SECURITIES — 10.4%
Accredited Mortgage Loan Trust
0.30%, 02/25/37†	381,044	377,807
Ally Auto Receivables Trust
1.32%, 03/15/12 144A	690,000	692,426
Americredit Automobile Receivables Trust
4.23%, 08/06/12†	777,963	789,734
Amresco Independence Funding, Inc.
1.75%, 06/15/26 144A†	253,768	162,145
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	100,868	84,661
Bank of America Auto Trust
1.16%, 02/15/12 144A	740,000	741,898
0.75%, 06/15/12 144A	2,035,000	2,036,322
2.67%, 07/15/13 144A	1,325,000	1,353,705
2.13%, 09/15/13 144A	1,765,000	1,791,621
Bavarian Sky SA
1.26%, 01/15/18†	700,000	947,064
Bear Stearns Asset-Backed Securities Trust
0.30%, 11/25/36†	259,501	238,082
0.44%, 02/25/37†	1,356,902	1,219,947
1.25%, 10/25/37†	1,154,989	760,389
BMW Vehicle Lease Trust
2.04%, 04/15/11	1,345,982	1,350,127
BNC Mortgage Loan Trust
0.37%, 11/25/36†	1,030,000	932,491
0.31%, 03/25/37†	1,155,800	1,079,862
Business Loan Express
2.25%, 01/01/25 144A†	178,530	99,539
Capital One Auto Finance Trust
0.26%, 05/15/13†	1,237,676	1,228,702
Carmax Auto Owner Trust
5.24%, 07/15/11	190,682	191,033
Cars Alliance Funding PLC
0.82%, 10/08/23†	500,000	667,446
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	1,983,863	2,085,139
Chase Issuance Trust
0.63%, 09/17/12†	2,500,000	2,502,487
0.68%, 09/17/12†	2,500,000	2,503,053
0.25%, 03/15/13†	1,100,000	1,098,740
Conseco Financial Corporation
6.04%, 11/01/29	21,016	19,864
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	874,463	564,604
Daimler Chrysler Auto Trust
1.16%, 07/08/11†	208,799	208,937
5.28%, 03/08/13	2,610,000	2,740,924
FHLMC Structured Pass-Through Securities
0.51%, 08/25/31†	963,220	914,833
Ford Credit Auto Lease Trust
2.60%, 05/15/11 144A	736,615	740,067
Ford Credit Auto Owner Trust
1.21%, 01/15/12	950,000	952,502
0.27%, 02/15/12†	1,801,612	1,799,191
7.12%, 02/15/13 144A	925,000	966,068
2.79%, 08/15/13	2,150,000	2,199,843
2.17%, 10/15/13	2,525,000	2,563,183
2.98%, 08/15/14	1,255,000	1,289,931
Fremont Home Loan Trust
0.30%, 10/25/36†	25,104	24,534
Globaldrive BV
4.00%, 10/20/16	2,021,284	2,785,664
GSAA Trust
0.57%, 12/25/34†	415,476	307,050
Honda Auto Receivables Owner Trust
2.22%, 09/15/10	777,360	781,176
2.79%, 07/15/11	1,520,000	1,554,626
1.50%, 08/15/11	1,250,000	1,254,642
Hyundai Auto Receivables Trust
1.11%, 02/15/12	480,000	480,933
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	190,800	141,702
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A	1,100,000	1,494,609
Morgan Stanley ABS Capital I
0.30%, 11/25/36†	320,581	313,842
0.36%, 02/25/37†	901,272	812,985
Morgan Stanley Resecuritization Trust
0.48%, 06/17/13 144A†	1,065,000	1,049,685
Nissan Auto Lease Trust
2.01%, 04/15/11	852,452	855,092
1.22%, 09/15/11	640,000	641,684
Ocwen Advance Receivables Backed Notes
3.59%, 09/15/23 144A	930,000	932,976
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	366,435
Residential Asset Mortgage Products, Inc.
0.37%, 12/25/36†	1,170,275	1,099,183
SLC Student Loan Trust
0.37%, 01/15/19†	365,000	325,640
SLM Student Loan Trust
1.35%, 10/25/16†	3,985,000	4,046,914
0.25%, 07/25/17†	1,390,000	1,377,442
1.55%, 01/25/18†	3,975,000	4,101,686

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Soundview Home Equity Loan Trust
1.10%, 08/25/31†	$1,039,561	$943,864
0.31%, 08/25/37†	487,255	474,874
Structured Asset Investment Loan Trust
0.30%, 07/25/36†	57,306	54,217
Structured Asset Securities Corporation
1.73%, 04/25/35†	1,138,081	854,627
0.30%, 10/25/36†	190,092	188,300
Structured Asset Receivables Trust
0.75%, 04/21/11 144A†	1,232,009	1,182,729
Turquoise Card Backed Securities PLC
0.27%, 06/15/12†	1,390,000	1,387,099
TXU Electric Delivery Transition Bond Co. LLC
4.81%, 11/17/14	2,107,051	2,206,378
Volkswagen Auto Lease Trust
2.87%, 10/15/10	473,840	476,908
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	1,307,755	1,319,078
Wells Fargo Home Equity Trust
0.34%, 04/25/37†	848,963	822,060

Total Asset-Backed Securities (Cost $75,598,268)		74,553,001

CORPORATE BONDS — 22.4%
3M Co.
4.50%, 11/01/11	590,000	623,018
Abbott Laboratories
5.60%, 05/15/11	750,000	788,405
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	2,723,463	2,896,128
Agilent Technologies, Inc.
4.45%, 09/14/12	610,000	639,626
5.50%, 09/14/15	310,000	332,699
Allstate Corporation
6.20%, 05/16/14	1,075,000	1,197,650
American Express Bank FSB
0.31%, 04/26/10†	1,000,000	999,964
5.50%, 04/16/13	275,000	294,724
American Express Co.
8.13%, 05/20/19	1,200,000	1,455,875
American Express Credit Corporation
0.38%, 10/04/10†	100,000	99,963
0.39%, 06/16/11†	100,000	99,422
American Honda Finance Corporation
2.64%, 06/29/11 144A†	600,000	611,960
2.38%, 03/18/13 144A	300,000	300,095
American International Group, Inc.
0.86%, 07/19/13(E)†	400,000	481,285
8.25%, 08/15/18 144A	1,350,000	1,418,668
AvalonBay Communities, Inc.
6.13%, 11/01/12Δ	317,000	343,503
BA Credit Card Trust
4.15%, 04/19/10(E)	1,165,000	1,575,305
BAE Systems Holdings, Inc.
6.40%, 12/15/11 144A	520,000	556,583
Bank of America Corporation
4.88%, 01/15/13	590,000	617,944
5.38%, 06/15/14Δ	650,000	682,880
6.50%, 08/01/16	500,000	541,201
Bank of America NA
0.83%, 06/23/10†	2,500,000	2,503,113
Bank of New York Mellon Corporation
0.38%, 03/23/12†	980,000	972,822
4.30%, 05/15/14Δ	790,000	832,412
BB&T Corporation
3.38%, 09/25/13Δ	400,000	408,594
Bear Stearns Cos. LLC
6.95%, 08/10/12	1,165,000	1,291,338
BellSouth Corporation
4.75%, 11/15/12	1,300,000	1,387,004
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12Δ	3,495,000	3,681,570
Berkshire Hathaway, Inc.
0.68%, 02/11/13†	1,340,000	1,346,003
Board of Trustees of The Leland Stanford Junior University
3.63%, 05/01/14Δ	425,000	441,975
Bottling Group LLC
6.95%, 03/15/14Δ	1,320,000	1,529,514
Burlington Northern Santa Fe Corporation
6.75%, 07/15/11	600,000	638,586
7.00%, 02/01/14Δ	365,000	417,767
Capital One Financial Corporation
5.70%, 09/15/11	1,000,000	1,045,511
4.80%, 02/21/12	1,000,000	1,039,093
6.25%, 11/15/13	440,000	482,038
Carefusion Corporation
4.13%, 08/01/12	1,720,000	1,794,944
Caterpillar Financial Services Corp
2.00%, 04/05/13	540,000	539,077
Caterpillar Financial Services Corporation
5.75%, 02/15/12Δ	575,000	621,177
Cellco Partnership/Verizon Wireless Capital LLC
3.75%, 05/20/11	4,325,000	4,460,861
5.25%, 02/01/12Δ	2,585,000	2,755,925
5.55%, 02/01/14Δ	400,000	437,515
Centerpoint Energy, Inc.
6.85%, 06/01/15	710,000	776,197
Cisco Systems, Inc.
5.25%, 02/22/11Δ	750,000	780,704
Citibank Credit Card Issuance Trust
5.38%, 04/11/11(E)	1,590,000	2,198,095
Citigroup Funding, Inc.
1.30%, 05/07/10†	6,000,000	6,005,064
1.38%, 05/05/11	610,000	614,968
2.25%, 12/10/12Δ	1,050,000	1,067,733
Comcast Cable Communications LLC
6.75%, 01/30/11	2,060,000	2,153,473

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ConocoPhillips
4.75%, 10/15/12	$1,000,000	$1,077,100
4.75%, 02/01/14	400,000	430,507
Consumers Energy Co.
5.38%, 04/15/13	475,000	516,659
COX Communications, Inc.
7.75%, 11/01/10	1,225,000	1,271,100
7.13%, 10/01/12Δ	420,000	469,689
Cox Enterprises, Inc.
7.88%, 09/15/10 144A	550,000	566,537
Crown Castle Towers LLC
4.52%, 01/15/15 144A	1,300,000	1,318,986
CSX Corporation
6.75%, 03/15/11	575,000	605,054
5.75%, 03/15/13	1,225,000	1,330,709
CVS Caremark Corporation
0.55%, 06/01/10†	1,380,000	1,380,265
5.75%, 08/15/11	975,000	1,031,062
Daimler Finance NA LLC
7.30%, 01/15/12	350,000	381,272
DIRECTV Holdings LLC
4.75%, 10/01/14 144A	680,000	712,106
Dominion Resources, Inc.
1.31%, 06/17/10†	900,000	901,945
Dow Chemical Co.
4.85%, 08/15/12Δ	1,500,000	1,587,164
Dr Pepper Snapple Group, Inc.
1.70%, 12/21/11	620,000	621,845
Duke Energy Carolinas LLC
6.25%, 01/15/12	1,300,000	1,411,342
Duke Energy Ohio, Inc.
5.70%, 09/15/12	1,375,000	1,490,519
Eli Lilly & Co.
3.55%, 03/06/12	200,000	208,774
Enterprise Products Operating LLC
7.50%, 02/01/11	600,000	628,169
6.13%, 02/01/13Δ	1,005,000	1,094,650
6.38%, 02/01/13	750,000	819,816
Equifax, Inc.
4.45%, 12/01/14	140,000	144,209
Exelon Generation Co. LLC
5.35%, 01/15/14	808,000	862,302
Express Scripts, Inc.
5.25%, 06/15/12Δ	550,000	586,745
Florida Power Corporation
6.65%, 07/15/11	600,000	640,055
FPL Group Capital, Inc.
5.63%, 09/01/11	475,000	502,097
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 04/01/15†	715,000	723,044
General Electric Capital Corporation
6.13%, 02/22/11	1,230,000	1,286,638
1.10%, 01/15/13†	700,000	695,801
5.90%, 05/13/14Δ	460,000	506,614
3.75%, 11/14/14	660,000	669,337
6.50%, 09/15/37 144A(U)†	1,600,000	2,153,146
GMAC, Inc.
1.75%, 10/30/12	2,000,000	2,012,830
Goldman Sachs Group, Inc.
1.63%, 07/15/11Δ	400,000	404,635
3.63%, 08/01/12	1,290,000	1,336,659
6.00%, 05/01/14Δ	600,000	657,587
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	317,366
Hewlett-Packard Co.
4.25%, 02/24/12Δ	486,000	513,638
Hospira, Inc.
5.55%, 03/30/12	555,000	590,507
HSBC Finance Corporation
0.50%, 05/10/10†	2,600,000	2,600,720
1.75%, 10/20/10†	600,000	600,565
International Business Machines Corporation
2.10%, 05/06/13Δ	1,250,000	1,259,669
John Deere Capital Corporation
0.75%, 08/19/10†	500,000	500,882
0.95%, 01/18/11†	760,000	764,294
JPMorgan Chase & Co.
5.60%, 06/01/11	520,000	547,770
0.90%, 02/26/13†	1,000,000	1,005,946
Kraft Foods, Inc.
5.63%, 08/11/10Δ	495,000	503,980
6.00%, 02/11/13	950,000	1,043,364
2.63%, 05/08/13	880,000	887,271
5.25%, 10/01/13	230,000	249,055
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	142,500
6.75%, 12/28/17#	2,600,000	13,000
6.88%, 05/02/18#	2,400,000	579,000
Merrill Lynch & Co., Inc.
2.50%, 05/12/10†	400,000	400,901
Metropolitan Life Global Funding I
0.86%, 09/17/10 144A†Δ	2,300,000	2,306,560
2.15%, 06/10/11 144A†	1,625,000	1,652,307
0.65%, 07/13/11 144A†	980,000	979,124
2.88%, 09/17/12 144A	2,225,000	2,263,041
Microsoft Corporation
2.95%, 06/01/14Δ	900,000	914,617
MidAmerican Energy Co.
5.13%, 01/15/13Δ	515,000	557,433
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	600,750
Midamerican Funding LLC
6.75%, 03/01/11	600,000	632,501
Morgan Stanley
2.35%, 05/14/10†	4,400,000	4,409,610
6.60%, 04/01/12	885,000	960,648
6.00%, 05/13/14	1,155,000	1,248,696
4.20%, 11/20/14Δ	420,000	421,365
4.10%, 01/26/15	350,000	348,494
6.00%, 04/28/15	400,000	428,954
Nabors Industries, Inc.
6.15%, 02/15/18Δ	1,650,000	1,760,504
9.25%, 01/15/19	2,300,000	2,865,444
New York Life Global Funding
4.65%, 05/09/13 144A	275,000	294,622
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	586,158
Novartis Capital Corporation
1.90%, 04/24/13	560,000	560,097
4.13%, 02/10/14	210,000	222,548

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Oracle Corporation
5.00%, 01/15/11Δ	$1,040,000	$1,075,756
Overseas Private Investment Corporation
0.00%, 07/12/10Ω	1,760,216	1,898,198
0.00%, 07/12/12Ω	2,100,000	2,432,074
5.75%, 04/15/16	1,600,000	1,881,597
PACCAR Financial Corporation
0.70%, 04/05/13Ω†	550,000	548,859
Pacific Gas & Electric Co.
1.20%, 06/10/10†	1,000,000	1,001,783
Pfizer, Inc.
4.45%, 03/15/12	700,000	742,342
3.63%, 06/03/13(E)	100,000	141,319
Praxair, Inc.
1.75%, 11/15/12	330,000	330,652
Procter & Gamble Co.
4.60%, 01/15/14Δ	535,000	575,321
3.50%, 02/15/15Δ	200,000	205,085
Progress Energy, Inc.
7.10%, 03/01/11	1,120,000	1,178,106
Prudential Financial, Inc.
3.63%, 09/17/12Δ	945,000	972,443
2.75%, 01/14/13	1,525,000	1,527,869
Roche Holdings, Inc.
4.50%, 03/01/12 144AΔ	2,296,000	2,428,335
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	140,507
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	967,860
Sprint Capital Corporation
8.38%, 03/15/12	1,000,000	1,045,000
Standard Chartered Bank
0.65%, 11/16/11†	1,340,000	1,341,262
Stryker Corporation
3.00%, 01/15/15	450,000	450,286
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	664,634
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12 144A	370,000	368,982
TIAA Global Markets, Inc.
5.13%, 10/10/12 144A	235,000	252,623
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,423,144
6.20%, 07/01/13	685,000	756,452
Union Pacific Corporation
6.13%, 01/15/12	365,000	394,769
Verizon Global Funding Corporation
7.25%, 12/01/10	675,000	704,417
6.88%, 06/15/12Δ	445,000	494,842
Vornado Realty LP REIT
4.25%, 04/01/15	700,000	695,464
Wachovia Corporation
0.38%, 03/15/11†	540,000	538,456
5.30%, 10/15/11	394,000	417,022
Wells Fargo & Co.
3.75%, 10/01/14	360,000	364,735
Western Corporate Federal Credit Union
1.75%, 11/02/12	1,875,000	1,881,583
Westfield Capital
5.13%, 11/15/14 144A	555,000	571,943
XTO Energy, Inc.
5.00%, 08/01/10	1,020,000	1,034,636
7.50%, 04/15/12	475,000	532,417

Total Corporate Bonds (Cost $162,301,581)		160,331,614

FOREIGN BONDS — 20.8%
Australia — 1.7%
Australia & New Zealand Banking Group, Ltd.
0.85%, 08/04/11 144A†	600,000	600,765
0.54%, 06/18/12 144A†	1,575,000	1,571,905
Commonwealth Bank of Australia
2.40%, 01/12/12 144AΔ	1,004,000	1,022,350
3.75%, 10/15/14 144A	720,000	730,632
Macquarie Bank, Ltd.
4.10%, 12/17/13 144A	3,410,000	3,629,512
Macquarie Group, Ltd.
7.30%, 08/01/14 144AΔ	300,000	330,949
National Australia Bank, Ltd.
0.73%, 01/08/13 144A†	930,000	928,984
Suncorp-Metway, Ltd.
0.63%, 12/17/10 144A†	2,405,000	2,409,288
Westpac Banking Corporation
2.25%, 11/19/12	620,000	624,737
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	502,553

		12,351,675

Bermuda — 0.1%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	1,067,949

Brazil — 0.1%
Banco do Brasil SA
4.50%, 01/22/15 144A	680,000	696,739
Brazilian Government International Bond
10.25%, 06/17/13	280,000	346,920

		1,043,659

Canada — 5.5%
Bank of Nova Scotia
2.25%, 01/22/13	1,290,000	1,302,777
Canadian Government Bond
1.50%, 03/01/12(C)	21,300,000	20,879,516
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144A	6,560,000	6,589,809
CDP Financial, Inc.
3.00%, 11/25/14 144A	735,000	724,486
Devon Financing Corporation
6.88%, 09/30/11	1,570,000	1,694,653
Province of Ontario
0.70%, 05/22/12†	1,475,000	1,487,717
1.88%, 11/19/12	775,000	780,461
4.10%, 06/16/14	2,195,000	2,347,157
Rogers Communications, Inc.
6.25%, 06/15/13	1,300,000	1,433,701
6.38%, 03/01/14	320,000	355,435
TELUS Corporation
8.00%, 06/01/11	728,000	783,706

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Toronto-Dominion Bank
1.45%, 09/10/10(E)†	$550,000	$745,205

		39,124,623

Cayman Islands — 0.0%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	94,444	93,877
4.63%, 06/15/10 144A	94,444	93,878

		187,755

Chile — 0.0%
Chile Government International Bond
5.50%, 01/15/13	300,000	328,800

Denmark — 0.3%
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	456,955
1.75%, 12/06/12 144A	1,735,000	1,724,064

		2,181,019

France — 0.7%
BNP Paribas
1.26%, 06/11/12†	600,000	608,852
Dexia Credit Local
2.00%, 03/05/13 144A	3,970,000	3,947,049
Veolia Environnement
5.25%, 06/03/13	520,000	558,626

		5,114,527

Germany — 3.3%
Bundesrepublik Deutschland
3.75%, 01/04/19(E)	3,600,000	5,142,990
Bundesschatzanweisungen
4.00%, 09/10/10(E)	8,000,000	10,970,496
Deutsche Bank AG
5.38%, 10/12/12	4,200,000	4,573,346
3.88%, 08/18/14	700,000	715,908
Federal Republic of Germany
1.50%, 09/21/12 144AΔ	1,000,000	1,004,393
Landwirtschaftliche Rentenbank
4.13%, 07/15/13Δ	1,315,000	1,400,797

		23,807,930

Greece — 0.3%
Hellenic Republic Government Bond
4.60%, 05/20/13(E)	635,000	827,967
6.10%, 08/20/15(E)	725,000	980,823

		1,808,790

India — 0.1%
ICICI Bank, Ltd.
5.50%, 03/25/15 144AΔ	790,000	802,491

Italy — 0.3%
Atlantia SpA
1.10%, 06/09/11(E)†	900,000	1,215,498
Telecom Italia SpA
1.18%, 12/06/12(E)†	900,000	1,210,112

		2,425,610

Japan — 0.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.60%, 01/22/13 144A	5,205,000	5,246,375
Japan Finance Corporation
2.00%, 06/24/11	500,000	505,123

		5,751,498

Luxembourg — 0.8%
Covidien International Finance SA
5.45%, 10/15/12	1,165,000	1,272,554
Gaz Capital SA
9.25%, 04/23/19Δ	2,300,000	2,731,250
Tyco International Finance SA
6.38%, 10/15/11	1,320,000	1,422,722

		5,426,526

Malaysia — 0.1%
Malaysia Government International Bond
7.50%, 07/15/11	380,000	409,058

Mexico — 0.3%
America Movil SAB de CV
3.63%, 03/30/15 144A	200,000	201,678
Mexico Government International Bond
6.38%, 01/16/13	300,000	334,500
Petroleos Mexicanos
4.88%, 03/15/15 144AΔ	1,250,000	1,285,478

		1,821,656

Netherlands — 1.6%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	790,000	800,922
Deutsche Telekom International Finance BV
8.50%, 06/15/10	2,320,000	2,354,419
Fortis Bank Nederland NV
1.25%, 06/10/11(E)†	600,000	811,348
Koninklijke KPN NV
8.00%, 10/01/10Δ	1,430,000	1,480,302
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,525,000	1,584,545
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,413,512
Rabobank Nederland NV
4.20%, 05/13/14 144A	1,645,000	1,731,418
Shell International Finance BV
1.88%, 03/25/13	400,000	399,896
4.00%, 03/21/14	520,000	547,712

		11,124,074

New Zealand — 0.4%
ANZ National International, Ltd.
6.20%, 07/19/13 144A	750,000	827,152
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144A	1,800,000	1,837,928

		2,665,080

Norway — 0.5%
Eksportfinans ASA
5.00%, 02/14/12	1,125,000	1,201,072
Statoil ASA
3.88%, 04/15/14	1,385,000	1,445,321
2.90%, 10/15/14Δ	650,000	650,682

		3,297,075

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Poland — 0.1%
Poland Government International Bond
6.25%, 07/03/12	$630,000	$688,591

Qatar — 0.0%
Qatar Government International Bond
4.00%, 01/20/15 144A	350,000	358,225

South Africa — 0.1%
South Africa Government International Bond
7.38%, 04/25/12	600,000	660,780

Spain — 0.1%
Santander US Debt SA Unipersonal
2.49%, 01/18/13 144A	600,000	596,488

Supranational — 0.5%
European Investment Bank
4.75%, 04/15/11(E)	1,500,000	2,111,050
International Finance Corporation
2.00%, 10/29/12	1,200,000	1,196,012

		3,307,062

Sweden — 0.2%
Svenska Handelsbanken AB
2.88%, 09/14/12 144A	1,575,000	1,605,783

Switzerland — 0.5%
Credit Suisse
3.45%, 07/02/12	1,000,000	1,035,749
UBS AG
1.17%, 05/05/10†	500,000	500,303
1.19%, 06/19/10†	1,550,000	1,552,939
1.35%, 02/23/12†	600,000	603,190

		3,692,181

United Kingdom — 2.4%
Bank of England PLC
2.38%, 03/19/12 144A	600,000	614,114
Barclays Bank PLC
4.25%, 10/27/11(E)	1,000,000	1,417,066
2.70%, 03/05/12 144A	740,000	757,731
5.45%, 09/12/12Δ	1,050,000	1,132,538
5.93%, 12/15/49 144A†	3,800,000	3,382,000
BP Capital Markets PLC
5.25%, 11/07/13	525,000	578,199
3.63%, 05/08/14	600,000	622,991
British Telecommunications PLC
9.13%, 12/15/10	2,800,000	2,957,377
Lloyds TSB Bank PLC
0.80%, 06/09/11(E)†	400,000	541,245
National Grid PLC
1.03%, 01/18/12(E)†	850,000	1,143,421
Royal Bank of Scotland PLC
2.63%, 05/11/12 144A	500,000	510,727
Royal Bank of Scotland Group PLC
0.51%, 03/30/12 144A†	2,700,000	2,703,521
Vodafone Group PLC
0.53%, 02/27/12†	950,000	950,737

		17,311,667

Total Foreign Bonds (Cost $147,595,947)		148,960,572

MORTGAGE-BACKED SECURITIES — 24.5%
Adjustable Rate Mortgage Trust
5.74%, 03/25/37†	3,146,907	1,686,160
American Home Mortgage Investment Trust
2.35%, 10/25/34†	973,802	804,896
American Home Mortgage Assets
1.38%, 11/25/46†	1,299,388	605,019
Arran Residential Mortgages Funding PLC
0.29%, 09/16/36 144A†	948,021	945,104
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	695,273	707,304
Banc of America Funding Corporation
6.03%, 01/20/47†	1,134,106	793,754
Banc of America Mortgage Securities, Inc.
6.50%, 10/01/19	266,338	262,729
Bear Stearns Adjustable Rate Mortgage Trust
3.82%, 12/01/33†	432,864	332,418
3.71%, 01/25/34†	434,008	387,363
4.48%, 07/25/34†	878,349	832,457
2.81%, 03/25/35†	1,629,298	1,523,622
Bear Stearns Alt-A Trust
0.99%, 06/25/34†	467,076	342,009
5.16%, 09/25/35†	693,776	513,262
Bear Stearns Commercial Mortgage Securities
0.34%, 03/15/19 144A†	1,315,711	1,180,215
4.48%, 06/11/41	534,913	535,029
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33†	477,212	476,756
6.10%, 07/16/34 144A	2,630,000	2,779,048
Countrywide Alternative Loan Trust
6.00%, 10/25/32	120,619	106,392
Countrywide Home Loan Mortgage Pass-Through Trust
0.79%, 01/25/35†	238,310	178,471
Credit Suisse First Boston Mortgage Securities Corporation
5.44%, 09/15/34	2,057,722	2,130,510
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	780,177	435,524
5.89%, 10/25/36 STEP	780,177	422,936
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	997,935	1,006,827
FDIC Structured Sale Guaranteed Notes
1.69%, 10/25/12 144AΩ	1,700,000	1,622,650
2.33%, 10/25/13 144AΩ	2,300,000	2,106,892
3.00%, 09/30/19 144A	1,900,000	1,890,802

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.25%, 04/25/38 144A	$1,000,000	$993,130
0.78%, 02/25/48 144A†	1,000,000	1,002,976
Federal Home Loan Mortgage Corporation
15.25%, 08/01/11	424	466
5.38%, 09/15/11	1,707,172	1,764,242
5.00%, 11/15/16	405,255	412,071
3.50%, 12/01/18	1,929,324	1,915,209
10.75%, 02/01/19	58,211	59,818
0.46%, 02/15/19†	749,081	751,748
6.00%, 11/01/22	1,131,877	1,223,811
3.33%, 07/01/27†	21,480	22,099
0.58%, 12/15/30†	522,780	522,290
2.68%, 06/01/33†	1,751,643	1,760,942
6.00%, 07/01/33	828,016	901,386
3.21%, 04/01/34†	1,487,816	1,518,443
2.75%, 10/01/34†	468,030	480,214
3.89%, 08/01/35†	1,577,768	1,638,479
3.16%, 10/01/35†	1,191,070	1,240,780
5.84%, 04/01/36†	1,486,935	1,571,804
Federal Housing Authority
7.43%, 09/01/22	1,425	1,411
Federal National Mortgage Association
5.00%, 01/01/18	2,231,242	2,382,486
5.50%, 12/01/18	783,861	844,222
4.00%, 11/25/19	650,376	671,739
3.02%, 12/01/24†	66,051	67,975
9.00%, 05/01/25	72,241	83,779
9.00%, 07/01/25	79,595	92,183
5.50%, 11/25/27	1,435,329	1,480,337
0.85%, 05/25/30†	1,619,888	1,610,121
0.90%, 05/25/30†	1,280,842	1,275,204
0.50%, 09/25/30†	7,265	7,255
2.98%, 09/01/31†	61,594	63,232
3.31%, 03/25/32	262,086	254,446
5.50%, 10/01/32	1,363,052	1,446,986
2.37%, 04/01/33†	324,584	328,233
5.50%, 05/01/33	10,176,669	10,800,143
3.26%, 06/01/33†	188,808	192,177
5.50%, 06/01/33	15,587	16,542
5.50%, 07/01/33	14,008	14,866
5.50%, 08/01/33	7,186,794	7,627,093
3.30%, 10/01/33†	706,871	739,409
5.50%, 10/01/33	78,613	83,430
3.08%, 12/01/33†	211,115	217,887
5.50%, 04/01/34	3,250,428	3,450,582
3.15%, 09/01/34†	506,608	523,900
3.17%, 09/01/34†	737,163	762,672
2.78%, 10/01/34†	781,555	798,809
3.00%, 10/01/34†	850,521	872,780
4.70%, 08/01/35†	4,158,751	4,348,861
4.49%, 09/01/35†	1,529,012	1,590,545
5.34%, 10/01/35†	1,511,058	1,598,613
3.45%, 12/01/35†	98,404	101,464
5.50%, 11/01/37	8,152,567	8,652,035
4.50%, 05/12/39	855,000	853,931
1.00%, 01/25/40†	3,815,193	3,810,085
4.50%, 04/01/40 TBA	500,000	501,094
1.67%, 07/01/44†	273,624	270,540
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	1,105,631	1,121,946
3.61%, 06/25/14	1,095,000	1,136,374
FHLMC Structured Pass-Through Securities
1.25%, 05/25/43†	1,230,403	1,208,246
1.87%, 07/25/44†	2,093,270	2,007,827
First Horizon Alternative Mortgage Securities
2.54%, 06/25/34†	717,892	588,154
GE Capital Commercial Mortgage Corporation
6.53%, 05/15/33	4,070,000	4,211,597
5.56%, 06/10/38	270,947	276,161
6.07%, 06/10/38	2,075,000	2,183,908
GMAC Commercial Mortgage Securities, Inc.
6.70%, 04/15/34	2,266,141	2,366,797
Government National Mortgage Association
6.00%, 02/15/11	3,530	3,546
4.38%, 06/20/17†	14,611	15,016
4.38%, 06/20/21†	7,310	7,563
3.13%, 10/20/27†	49,538	50,340
8.50%, 10/15/29	27,508	32,044
0.83%, 02/16/30†	205,554	206,279
8.50%, 03/15/30	3,967	4,624
8.50%, 04/15/30	12,755	14,867
8.50%, 05/15/30	135,743	158,224
8.50%, 06/15/30	13,141	15,317
8.50%, 07/15/30	73,299	85,434
8.50%, 08/15/30	17,813	20,763
8.50%, 09/15/30	2,300	2,681
8.50%, 11/15/30	51,592	60,136
8.50%, 12/15/30	32,823	38,259
8.50%, 02/15/31	19,053	22,219
0.54%, 03/20/37†	3,392,841	3,342,035
31.39%, 04/20/37 IOΩ†	3,270,569	322,772
0.54%, 05/20/37†	1,409,157	1,384,390
18.80%, 07/20/37 IOΩ†	3,913,317	411,365
Gracechurch Mortgage Financing PLC
0.29%, 11/20/49 144A†	130,671	130,298
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	1,084,303	617,567
0.52%, 11/25/45†	309,232	172,192
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	142,194	146,737
GSR Mortgage Loan Trust
3.68%, 06/01/34†	556,210	466,756
3.99%, 09/25/34†	712,353	616,082
2.95%, 09/25/35†	2,099,150	1,936,359
2.95%, 09/25/35†	829,897	765,537
HarborView Mortgage Loan Trust
5.32%, 12/19/35†	2,131,151	1,608,548
0.45%, 11/19/36†	2,272,501	1,326,716
Impac Secured Assets CMN Owner Trust
0.33%, 01/25/37†	92,411	90,061
Indymac Index Mortgage Loan Trust
0.52%, 06/25/37†	843,266	184,369
0.44%, 09/25/46†	1,218,139	631,934
JP Morgan Mortgage Trust
5.02%, 02/25/35†	627,191	620,824

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Lanark Master Issuer PLC
0.35%, 12/22/49†	$326,352	$325,658
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16 144A	1,108,281	1,145,270
6.37%, 12/15/28	1,520,000	1,587,700
4.27%, 04/15/37 IO 144AΩ†	12,366,278	23,261
Luminent Mortgage Trust
0.51%, 11/26/35†	1,738,055	1,077,474
0.42%, 12/25/36†	1,313,462	695,004
MASTR Adjustable Rate Mortgages Trust
3.62%, 12/25/33†	751,729	624,726
MLCC Mortgage Investors, Inc.
2.38%, 12/25/34†	1,115,691	1,033,872
5.14%, 02/25/36†	1,284,229	1,162,681
Morgan Stanley Capital I
5.36%, 12/15/44	3,486,514	3,572,773
PNC Mortgage Acceptance Corporation
7.30%, 10/12/33	1,180,500	1,192,663
Provident Funding Mortgage Loan Trust
2.85%, 04/25/34†	1,353,821	1,298,793
Prudential Securities Secured Financing Corporation
8.08%, 05/17/32	1,955,000	1,968,254
Residential Accredit Loans, Inc.
0.65%, 01/25/33†	380,894	321,968
Residential Asset Securitization Trust
0.55%, 05/25/35†	917,941	617,559
Residential Funding Mortgage Securities I
6.50%, 03/25/32	44,624	44,966
Salomon Brothers Mortgage Securities VII, Inc.
6.50%, 11/13/36	2,171,842	2,282,103
Station Place Securitization Trust
1.75%, 12/29/10 144A†	1,410,000	1,406,475
Structured Adjustable Rate Mortgage Loan Trust
2.83%, 08/25/34†	1,082,987	876,059
0.55%, 09/25/34†	195,165	156,540
Structured Asset Mortgage Investments, Inc.
2.13%, 10/19/34†	578,766	432,737
0.53%, 05/25/35†	998,676	576,352
0.49%, 07/19/35†	164,666	87,223
0.32%, 08/25/36†	107,624	106,923
Structured Asset Securities Corporation
0.30%, 05/25/36†	147,656	141,311
TBW Mortgage Backed Pass-Through Certificates
6.01%, 07/25/37 STEP	700,000	298,292
Thornburg Mortgage Securities Trust
0.36%, 11/25/11†	2,264,456	2,208,820
0.35%, 07/25/36†	686,930	670,039
0.33%, 03/25/37†	919,425	880,471
0.35%, 03/25/37†	1,191,431	1,163,807
0.36%, 06/25/37†	1,187,258	1,156,312
0.37%, 10/25/46†	1,669,608	1,628,860
TIAA Retail Commercial Trust
5.67%, 08/15/39†	1,810,003	1,875,394
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	765,569	779,571
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.30%, 05/25/47†	1,029,566	219,663
Washington Mutual Mortgage Pass-Through Certificates
0.79%, 12/25/27†	2,184,188	1,899,883
5.67%, 02/25/37†	1,158,955	838,990
5.61%, 05/25/37†	1,322,157	882,290
5.79%, 06/25/37†	3,064,053	2,096,858
1.87%, 06/25/42†	38,327	29,814
0.56%, 01/25/45†	1,247,319	963,424
0.57%, 08/25/45†	491,248	379,664
0.54%, 10/25/45†	508,106	391,596
1.44%, 06/25/46†	1,866,250	1,124,951
1.20%, 01/25/47†	1,068,665	556,896
Washington Mutual MSC Mortgage Pass-Through Certificates
3.22%, 03/25/32†	100,963	84,009
Wells Fargo Mortgage-Backed Securities Trust
3.09%, 01/25/35†	1,369,630	1,331,843
2.87%, 02/25/35†	33,802	30,498
5.13%, 04/25/36†	39,964	34,308

Total Mortgage-Backed Securities (Cost $185,570,341)		175,722,586

MUNICIPAL BONDS — 2.8%
Chicago Transit Authority
6.90%, 12/01/40	1,300,000	1,388,231
Citizens Property Insurance Corporation High Risk Account Series A-1 Revenue Bond
5.00%, 06/01/12	1,100,000	1,157,013
Dallas County Hospital District Series B
6.17%, 08/15/34	1,300,000	1,310,075
New York Urban Development Corporation
2.48%, 12/15/13	2,600,000	2,599,220
State of California General Obligation Bond
5.00%, 11/01/32	1,300,000	1,222,494
7.50%, 04/01/34	1,600,000	1,652,560
5.65%, 04/01/39	1,800,000	1,878,174
7.55%, 04/01/39	3,400,000	3,518,558
State of Illinois General Obligation Bond
3.32%, 01/01/13	5,500,000	5,540,095

Total Municipal Bonds (Cost $20,026,158)		20,266,420

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
PURCHASED OPTION — 0.0%
Put Option — 0.0%
90-Day Eurodollar Futures, Strike Price $98.75, Expires 09/13/10 (Cost $155,302)	140	$6,125

	Par
U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bills
0.12%, 04/15/10	$8,400,000	8,399,607
0.15%, 04/29/10Δ	2,800,000	2,799,739
0.23%, 09/23/10Ω	3,000,000	2,996,835
0.38%, 09/23/10	3,400,000	3,396,413

		17,592,594

U.S. Treasury Bonds
7.25%, 08/15/22Δ‡‡	51,000	66,300
7.50%, 11/15/24Δ	100,000	134,328

		200,628

U.S. Treasury Notes
2.38%, 08/31/10	770,000	777,069
1.00%, 07/31/11‡‡	752,000	756,113
1.75%, 11/15/11‡‡	500,000	507,695
0.88%, 02/29/12	15,890,000	15,862,081
0.88%, 03/31/12	10,445,000	10,443,360
1.38%, 03/15/13	9,775,000	9,720,778
2.38%, 09/30/14Δ‡‡	300,000	300,188
2.25%, 01/31/15	900,000	890,509
2.38%, 03/31/15	830,000	827,927
3.13%, 10/31/16‡‡	1,000,000	996,876
3.00%, 02/28/17‡‡	4,000,000	3,938,440
3.63%, 02/15/20	4,400,000	4,326,441

		49,347,477

Total U.S. Treasury Obligations (Cost $67,251,807)		67,140,699

	Shares
MONEY MARKET FUNDS — 11.7%
GuideStone Money Market Fund (GS4 Class)¥	16,555,972	16,555,972
Northern Institutional Liquid Assets Portfolio§	67,483,553	67,483,553

Total Money Market Funds (Cost $84,039,526)		84,039,525

	Par
REPURCHASE AGREEMENTS — 6.9%
Banc of America Securities LLC
0.14% (dated 03/26/10, due 04/01/10, repurchase price $11,700,273, collateralized by U.S. Treasury Note, 2.375%, due 03/31/16, total market value $12,272,000)	$11,700,000	11,700,000
Citigroup Global Markets, Inc.
0.10% (dated 03/31/10, due 04/01/10, repurchase price $15,000,042, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.000%, due 07/01/24, total market value $16,304,996)	15,000,000	15,000,000
0.18% (dated 03/31/10, due 04/01/10, repurchase price $22,500,450, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.000%, due 07/01/24, total market value $24,480,106)	22,500,000	22,500,000

Total Repurchase Agreements (Cost $49,200,000)		49,200,000

TOTAL INVESTMENTS — 112.2% (Cost $815,320,341)		804,063,047

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 04/23/10 (CITI)	(32)	(1,500)
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 04/23/10 (SSB)	(24)	(1,125)
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 05/21/10 (CITI)	(76)	(13,063)
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 05/21/10 (JPM)	(12)	(2,063)

	Notional Amount
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (BAR)	$(3,800,000)	(8,263)
3-Month LIBOR, Strike Price $3.25, Expires 10/29/10 (MSCS)	(3,900,000)	(12,672)
3-Month LIBOR, Strike Price $3.50, Expires 06/14/10 (MSCS)	(2,000,000)	(5,741)
3-Month LIBOR, Strike Price $3.60, Expires 05/21/10 (CITI)	(1,000,000)	(3,365)
3-Month LIBOR, Strike Price $3.60, Expires 05/21/10 (MSCS)	(1,200,000)	(4,038)

		(51,830)

Call Swaptions — 0.0%
3-Month LIBOR, Strike Price $2.75, Expires 04/19/10 (BNP)	(1,000,000)	(6)
3-Month LIBOR, Strike Price $3.25, Expires 04/19/10 (BAR)	(1,300,000)	(11)
3-Month LIBOR, Strike Price $3.25, Expires 04/19/10 (CS)	(5,700,000)	(50)

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
3-Month LIBOR, Strike Price $3.25, Expires 04/19/10 (RBS)	$(4,000,000)	$(35)

		(102)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $114.00, Expires 04/23/10 (CITI)	(32)	(4,000)
10-Year U.S. Treasury Note Futures, Strike Price $114.00, Expires 04/23/10 (SSB)	(24)	(3,000)
10-Year U.S. Treasury Note Futures, Strike Price $114.00, Expires 05/21/10 (CITI)	(24)	(8,250)
10-Year U.S. Treasury Note Futures, Strike Price $115.00, Expires 05/21/10 (JPM)	(12)	(6,937)
90-Day Eurodollar Futures, Strike Price $98.25, Expires 09/13/10	(140)	(2,625)

	Notional Amount
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	$(100,000)	(40)
3-Month LIBOR, Strike Price $4.00, Expires 05/21/10 (CITI)	(1,000,000)	(5,540)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (RBS)	(8,600,000)	(51,169)
3-Month LIBOR, Strike Price $4.10, Expires 05/21/10 (MSCS)	(1,200,000)	(6,647)
3-Month LIBOR, Strike Price $4.25, Expires 04/19/10 (BNP)	(1,800,000)	(486)
3-Month LIBOR, Strike Price $4.50, Expires 06/14/10 (MSCS)	(2,000,000)	(4,034)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (BAR)	(3,600,000)	(17,787)
3-Month LIBOR, Strike Price $5.00, Expires 10/29/10 (MSCS)	(3,900,000)	(22,045)

		(132,560)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	(200,000)	(79)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(3,800,000)	(1,510)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (RBS)	(300,000)	(119)
3-Month LIBOR, Strike Price $4.00, Expires 04/19/10 (BNP)	(1,000,000)	(13)
3-Month LIBOR, Strike Price $4.25, Expires 04/19/10 (BAR)	(10,400,000)	(2,809)
3-Month LIBOR, Strike Price $4.25, Expires 04/19/10 (BAR)	(1,300,000)	(351)
3-Month LIBOR, Strike Price $4.25, Expires 04/19/10 (CS)	(6,600,000)	(1,782)

		(6,663)

Total Written Options (Premiums received $(732,908))		(191,155)

	Par
TBA SALE COMMITMENTS — (4.6)%
Federal National Mortage Association (JPM)
5.50%, 04/01/38 TBA	$(7,000,000)	(7,377,342)
Federal National Mortgage Association (DEUT)
5.50%, 04/01/38 TBA	(8,000,000)	(8,431,248)
Federal National Mortgage Association (GSC)
5.50%, 04/01/38 TBA	(8,000,000)	(8,431,248)
5.50%, 05/14/33 TBA	(8,000,000)	(8,401,248)

Total TBA Sale Commitments (Cost $(32,588,281))		(32,641,086)

Liabilities in Excess of Other Assets — (7.6)%		(54,502,483)

NET ASSETS — 100.0%		$716,728,323

Please see abbreviation and footnote definitions on page 106.

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2010:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Goldman Sachs Group, 6.00% due 01/15/12	1.00%	03/20/11	DEUT	USD	$300,000	$1,367	$422	$945
Goldman Sachs Group, 6.00% due 01/15/12	1.00%	03/20/12	BAR	USD	200,000	965	(97)	1,062
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	3,300,000	188,315	—	188,315
Nabors Industries, 5.375% due 08/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	102,406	8,660	93,746
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	462,263	288,085	—	288,085
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/34	BAR	USD	460,101	276,260	—	276,260
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	437,951	297,855	—	297,855

					$7,860,315	$1,155,253	$8,985	$1,146,268

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$46,421	$—	$46,421
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSC	USD	6,872,800	200,928	92,840	108,088
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	MSCS	USD	5,227,200	152,819	68,331	84,488
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	BAR	USD	2,420,000	70,749	26,256	44,493
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	RBS	USD	2,032,800	59,430	23,861	35,569

					$21,452,800	$530,347	$211,288	$319,059

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil Cetip Interbank Deposit	(11.65)%	01/02/12	HSBC	BRL	$3,200,000	$33,352	$18,540	$14,812
Brazil Cetip Interbank Deposit	(11.36)%	01/02/12	HSBC	BRL	2,300,000	8,913	9,636	(723)
Brazil Cetip Interbank Deposit	(11.65)%	02/02/12	HSBC	BRL	1,700,000	18,613	11,256	7,357
Brazil Cetip Interbank Deposit	(11.65)%	02/02/12	MSCS	BRL	1,800,000	19,708	11,746	7,962
Brazil Cetip Interbank Deposit	(11.96)%	01/02/14	GSC	BRL	5,900,000	(8,149)	(10,745)	2,596

					$14,900,000	$72,437	$40,433	$32,004

Total Swap agreements outstanding at March 31, 2010						$1,758,037	$260,706	$1,497,331

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Futures Contracts	27.4
Mortgage-Backed Securities	24.5
Corporate Bonds	22.4
Foreign Bonds	20.8
Money Market Funds	11.7
Asset-Backed Securities	10.4
U.S. Treasury Obligations	9.4
Forward Foreign Currency Contracts	8.1
Repurchase Agreement	6.9
Agency Obligations	3.3
Municipal Bonds	2.8
Swap Agreements	0.2
Written Options	(3.0)
TBA Sale Commitments	(4.6)

140.3

See Notes to Schedules of Investments

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$334,278
Money Market Funds	84,039,525	—
Purchased Option	6,125	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	23,842,505	—
Asset-Backed Securities	73,058,392	—
Corporate Bonds	158,447,017	—
Foreign Bonds	148,960,572	—
Forward Foreign Currency Contracts	—	301,669
Mortgage-Backed Securities	175,722,586	—
Municipal Bonds	20,266,420	—
Repurchase Agreements	49,200,000	—
Swap Agreements	—	1,758,037
U.S. Treasury Obligations	67,140,699	—
Level 3 — Significant Unobservable Inputs
Asset-Backed Securities	1,494,609	—
Corporate Bonds	1,881,597	—

Total Assets	$804,060,047	$2,393,984

Liabilities:
Level 1 — Quoted Prices
Written Options	$(42,564)	$—
Level 2 — Other Significant Observable Inputs
TBA Sale Commitments	(32,641,086)	—
Written Options	(148,591)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(32,832,241)	$—

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***

Balance, 12/31/09
Corporate Bonds	$1,818,415	$—
Asset-Backed Securities	—	—
Accrued discounts/premiums
Corporate Bonds	18,912	—
Asset-Backed Securities	—	—
Realized gain (loss)
Corporate Bonds	—	—
Asset-Backed Securities	—	—
Change in unrealized appreciation (depreciation)
Corporate Bonds	44,270	—
Asset-Backed Securities	—	—
Net purchases (sales)
Corporate Bonds	—	—
Asset-Backed Securities	—	—
Transfers in and/or out of Level 3
Corporate Bonds	—	—
Asset-Backed Securities	1,494,609	—

Balance, 03/31/10	$3,376,206	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.7%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$438,928
Federal Home Loan Bank
0.05%, 04/05/10Ω	8,100,000	8,099,874
0.16%, 04/14/10Ω	8,100,000	8,099,547
Federal Home Loan Mortgage Corporation
4.50%, 04/02/14	4,600,000	4,978,934
3.00%, 07/28/14	660,000	675,299
5.30%, 12/01/15	1,300,000	1,444,691
Federal National Mortgage Association
0.21%, 08/02/10Ω	8,100,000	8,094,468
5.25%, 08/01/12	2,400,000	2,585,508
3.88%, 07/12/13	1,070,000	1,140,128
6.09%, 10/09/19Ω	150,000	87,967
6.63%, 11/15/30	640,000	767,146
Tennessee Valley Authority
5.25%, 09/15/39	350,000	347,393
5.38%, 04/01/46	1,800,000	1,807,652

Total Agency Obligations (Cost $38,391,205)		38,567,535

ASSET-BACKED SECURITIES — 4.2%
Access Group, Inc.
1.55%, 10/27/25†	1,753,633	1,821,527
Ally Auto Receivables Trust
0.40%, 09/15/10 144A	366,017	365,982
Amortizing Residential Collateral Trust
0.53%, 01/01/32†	39,606	25,654
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	168,112	141,100
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	510,000	506,823
Bayview Financial Acquisition Trust
0.92%, 02/28/44†	555,626	485,223
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	3,259,398	1,901,162
6.50%, 10/25/36	3,247,686	1,684,471
Chase Issuance Trust
0.68%, 09/17/12†	3,600,000	3,604,396
CIT Mortgage Loan Trust
0.00%, 10/25/37 144A†@	430,000	185,713
1.25%, 10/25/37 144A†@	567,704	521,005
1.68%, 10/25/37 144A†@	800,000	316,254
Countrywide Home Equity Loan Trust
0.52%, 12/15/34†	404,700	196,849
0.47%, 12/15/35†	1,053,435	363,498
0.37%, 08/15/36†	1,379,696	685,234
Daimler Chrysler Auto Trust
1.71%, 09/10/12†	4,300,000	4,332,129
EMC Mortgage Loan Trust
0.80%, 11/25/41 144A†	167,288	146,496
FBR Securitization Trust
0.51%, 10/25/35†	9,459	9,457
Ford Credit Auto Owner Trust
0.36%, 09/15/10 144A	453,578	453,561
1.65%, 06/15/12†	2,457,701	2,473,670
Franklin Auto Trust
1.82%, 06/20/12†	700,000	704,104
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	456,352	239,443
GSAMP Trust
0.36%, 05/25/46 144A†	392,710	376,209
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	650,000	669,476
HSBC Home Equity Loan Trust
1.43%, 11/20/36†	1,054,747	956,948
Lehman XS Trust
0.55%, 11/25/35†	888,347	550,381
0.52%, 12/25/35†	232,400	149,739
0.52%, 02/25/36†	1,140,150	592,342
Lehman XS Trust
0.55%, 11/25/35 STEP	1,045,906	679,171
Madison Avenue Manufactured Housing Contract
0.60%, 03/25/32†	335,674	322,268
Magnolia Funding Limited
3.00%, 04/20/17 144A	3,000,000	4,076,207
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
0.44%, 07/25/17 STEP	124,790	59,438
Nelnet Student Loan Trust
1.73%, 04/25/24†	780,000	819,959
Provident Bank Home Equity Loan Trust
0.79%, 08/25/31†	124,766	50,061
Residential Asset Mortgage Products, Inc.
0.73%, 03/25/34†	377,014	232,353
Residential Funding Securities LLC
0.70%, 06/25/33 144A†	389,907	325,869
Salomon Brothers Mortgage Securities VII, Inc.
0.73%, 03/25/28 STEP	62,501	58,278
Securitized Asset-Backed Receivables LLC Trust
0.48%, 02/25/37†	2,963,752	1,304,462
SLM Student Loan Trust
0.36%, 10/25/19†	1,250,000	1,234,377
0.32%, 04/25/22†	1,000,000	991,648
1.75%, 04/25/23†	6,799,694	7,031,798
Structured Asset Securities Corporation
0.55%, 04/25/31 144A†	3,149,886	2,236,774

Total Asset-Backed Securities (Cost $53,323,703)		43,881,509

CORPORATE BONDS — 23.9%
AES Corporation
8.75%, 05/15/13 144A	325,000	331,500
7.75%, 10/15/15	270,000	276,075
Agilent Technologies, Inc.
5.50%, 09/14/15	575,000	617,103
Allied Waste North America, Inc.
7.13%, 05/15/16	125,000	135,950
Allstate Life Global Funding Trusts
5.38%, 04/30/13	400,000	436,050

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Achievement Corporation
8.25%, 04/01/12 144A	$30,000	$29,850
American Express Bank FSB
0.31%, 04/26/10†	400,000	399,986
6.00%, 09/13/17	1,100,000	1,182,354
American Express Co.
6.80%, 09/01/49†Δ	1,340,000	1,316,550
American Express Credit Corporation
0.38%, 10/04/10†	200,000	199,926
5.88%, 05/02/13	2,600,000	2,818,387
5.13%, 08/25/14Δ	880,000	935,238
American General Finance Corporation
6.90%, 12/15/17	780,000	684,185
American International Group, Inc.
5.60%, 10/18/16	600,000	559,207
5.85%, 01/16/18	1,220,000	1,135,309
8.25%, 08/15/18 144A	3,200,000	3,362,768
6.25%, 03/15/37	680,000	506,600
Ameriprise Financial, Inc.
5.30%, 03/15/20	425,000	430,773
Anadarko Petroleum Corporation
6.45%, 09/15/36	100,000	102,239
ANZ Capital Trust II
5.36%, 12/29/49 144A‡‡	800,000	793,386
Apache Corporation
6.00%, 09/15/13	680,000	762,474
Arizona Public Service Co.
8.75%, 03/01/19	525,000	637,267
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	101,180
Astoria Financial Corporation
5.75%, 10/15/12	450,000	456,302
AT&T, Inc.
5.10%, 09/15/14	550,000	595,662
6.40%, 05/15/38	475,000	489,975
6.55%, 02/15/39	430,000	453,536
BAC Capital Trust XIV
5.63%, 12/31/49†	40,000	30,400
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	850,204
Bank of America Corporation
0.51%, 10/14/16†Δ	1,700,000	1,539,705
5.75%, 12/01/17	3,130,000	3,214,053
5.65%, 05/01/18	2,700,000	2,735,902
7.63%, 06/01/19	670,000	767,681
8.13%, 12/15/49†	7,000	7,151
Bear Stearns Cos. LLC
6.95%, 08/10/12	1,600,000	1,773,512
5.70%, 11/15/14	1,000,000	1,090,118
6.40%, 10/02/17	1,200,000	1,327,651
7.25%, 02/01/18	3,345,000	3,871,680
BellSouth Capital Funding
7.88%, 02/15/30	460,000	536,073
BellSouth Corporation
4.75%, 11/15/12	40,000	42,677
6.88%, 10/15/31	10,000	10,500
Berkshire Hathaway, Inc.
3.20%, 02/11/15	750,000	757,246
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	670,950
Boeing Capital Corporation
4.70%, 10/27/19	230,000	231,691
Boeing Co.
4.88%, 02/15/20	300,000	307,540
6.63%, 02/15/38	210,000	238,061
Boston Scientific Corporation
4.50%, 01/15/15	350,000	335,784
6.00%, 01/15/20	225,000	212,940
Caterpillar Financial Services Corporation
6.20%, 09/30/13	980,000	1,107,664
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	175,000	218,690
CenterPoint Energy Resources Corporation
5.95%, 01/15/14Δ	525,000	565,557
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	134,050
7.25%, 12/15/18Δ	205,000	206,025
Chubb Corporation
6.38%, 03/29/49†Δ	375,000	381,094
CitiFinancial, Inc.
6.63%, 06/01/15Δ	300,000	315,143
Citigroup Funding, Inc.
1.88%, 10/22/12Δ	3,900,000	3,933,552
1.88%, 11/15/12	1,500,000	1,511,830
Citigroup, Inc.
6.50%, 08/19/13	850,000	917,006
6.38%, 08/12/14	325,000	347,528
5.00%, 09/15/14Δ	1,720,000	1,719,269
6.01%, 01/15/15Δ	520,000	546,861
5.50%, 02/15/17	1,160,000	1,147,726
6.13%, 11/21/17	1,000,000	1,030,229
6.13%, 05/15/18Δ	4,800,000	4,912,378
6.88%, 03/05/38	1,240,000	1,256,914
Comcast Cable Communications LLC
6.75%, 01/30/11	230,000	240,436
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	96,273
9.46%, 11/15/22	275,000	368,191
Comcast Corporation
6.50%, 01/15/17	60,000	66,795
5.70%, 05/15/18Δ	1,250,000	1,327,519
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	645,652
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	691,620
Community Health Systems, Inc.
8.88%, 07/15/15	250,000	259,375
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	278,600
ConocoPhillips
8.75%, 05/25/10	230,000	232,706
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,340,000	1,542,325
COX Communications, Inc.
8.38%, 03/01/39 144AΔ	500,000	627,303
CSC Holdings, Inc.
7.63%, 04/01/11Δ	500,000	524,375

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.75%, 04/15/12	$60,000	$63,075
CVS Pass-Through Trust
6.94%, 01/10/30 144A	955,215	1,015,636
Daimler Finance NA LLC
5.88%, 03/15/11	590,000	613,970
5.75%, 09/08/11Δ	1,900,000	2,003,371
7.30%, 01/15/12	550,000	599,142
6.50%, 11/15/13	100,000	110,954
DaVita, Inc.
6.63%, 03/15/13Δ	310,000	313,488
DCP Midstream LLC
9.75%, 03/15/19 144A	200,000	256,802
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	369,375
Delta Air Lines, Inc.
6.82%, 08/10/22	421,349	422,929
Developers Diversified Realty Corporation
7.50%, 04/01/17	375,000	379,888
DI Finance
9.50%, 02/15/13	60,000	61,050
DIRECTV Holdings LLC
6.35%, 03/15/40 144A	150,000	149,395
DirecTV Holdings LLC/DirecTV Financing Co., Inc
5.88%, 10/01/19 144AΔ	250,000	260,645
Discover Bank
8.70%, 11/18/19	425,000	466,261
DISH DBS Corporation
7.00%, 10/01/13Δ	10,000	10,450
6.63%, 10/01/14	30,000	30,300
7.75%, 05/31/15	200,000	210,000
Dominion Resources, Inc.
1.31%, 06/17/10†	4,000,000	4,008,644
4.75%, 12/15/10	70,000	71,927
5.70%, 09/17/12	1,230,000	1,333,567
6.00%, 11/30/17	3,800,000	4,150,311
Dow Chemical Co.
7.60%, 05/15/14Δ	550,000	628,437
5.90%, 02/15/15	200,000	216,754
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	635,578
Dynegy Holdings, Inc.
7.75%, 06/01/19	115,000	87,400
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	469,175
Edison Mission Energy
7.00%, 05/15/17Δ	240,000	168,600
7.20%, 05/15/19	320,000	222,400
7.63%, 05/15/27	120,000	77,400
El Paso Corporation
7.00%, 06/15/17	710,000	728,168
7.80%, 08/01/31Δ	750,000	740,870
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	327,923
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,518,802
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/20	175,000	178,012
Energy Future Holdings Corporation
5.55%, 11/15/14	120,000	88,200
6.50%, 11/15/24	370,000	194,250
6.55%, 11/15/34	865,000	449,800
Energy Transfer Partners LP
5.95%, 02/01/15Δ	825,000	897,279
6.70%, 07/01/18	1,180,000	1,291,034
Enterprise Products Operating LLC
6.65%, 04/15/18	650,000	720,853
8.38%, 08/01/45†	350,000	355,682
7.03%, 01/15/49†	350,000	333,425
Exelon Corporation
5.63%, 06/15/35	675,000	628,860
Fifth Third Bank Ohio
0.36%, 05/17/13†	400,000	373,859
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	253,093
FirstEnergy Corporation
6.45%, 11/15/11	3,000	3,183
7.38%, 11/15/31	1,215,000	1,260,821
Ford Motor Credit Co., LLC
5.51%, 06/15/11†Δ	607,000	619,899
12.00%, 05/15/15	1,320,000	1,578,550
8.00%, 12/15/16Δ	1,300,000	1,371,483
Forest City Enterprises, Inc.
6.50%, 02/01/17	70,000	56,700
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,945,000	2,166,712
General Electric Capital Corporation
2.00%, 09/28/12	2,900,000	2,941,253
5.45%, 01/15/13Δ	150,000	162,429
6.00%, 08/07/19	1,850,000	1,958,342
General Electric Co.
5.00%, 02/01/13	920,000	992,391
Georgia-Pacific LLC
8.13%, 05/15/11Δ	4,000	4,220
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	1,470,000	1,598,803
GMAC, Inc.
6.88%, 09/15/11	1,101,000	1,124,396
1.75%, 10/30/12	3,000,000	3,019,245
7.50%, 12/31/13	177,000	181,868
8.00%, 12/31/18	62,000	61,690
Goldman Sachs Capital II
5.79%, 12/29/49†	60,000	51,150
Goldman Sachs Group, Inc.
4.50%, 06/15/10	930,000	936,983
5.75%, 10/01/16	1,900,000	2,033,756
6.25%, 09/01/17	1,700,000	1,830,915
5.95%, 01/18/18	2,300,000	2,416,799
5.38%, 03/15/20	310,000	307,718
Hartford Financial Services Group, Inc.
6.63%, 03/30/40	250,000	246,780
HCA, Inc.
6.30%, 10/01/12Δ	32,000	32,120
9.13%, 11/15/14Δ	60,000	63,525
6.50%, 02/15/16	686,000	654,273
9.25%, 11/15/16	480,000	511,500
9.63%, 11/15/16 PIK	95,720	102,779
7.88%, 02/15/20 144A	125,000	131,172
7.69%, 06/15/25	250,000	232,500

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hess Corporation
8.13%, 02/15/19	$410,000	$500,592
7.88%, 10/01/29	260,000	312,359
7.30%, 08/15/31	680,000	777,071
HSBC Finance Corporation
0.50%, 05/10/10†	7,850,000	7,852,174
8.00%, 07/15/10	440,000	448,739
7.00%, 05/15/12Δ	390,000	425,517
6.38%, 11/27/12	70,000	76,711
Humana, Inc.
7.20%, 06/15/18	480,000	519,855
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†	280,000	218,400
International Business Machines Corporation
0.83%, 07/28/11†	3,700,000	3,730,569
International Lease Finance Corporation
5.41%, 02/23/15Ω	2,300,000	2,359,409
6.35%, 03/05/16Ω	1,700,000	1,722,100
International Paper Co.
7.95%, 06/15/18Δ	200,000	234,030
JC Penney Corporation, Inc.
7.40%, 04/01/37	50,000	50,250
JPMorgan Chase & Co.
5.75%, 01/02/13Δ	320,000	347,508
5.15%, 10/01/15	1,890,000	1,996,955
JPMorgan Chase Bank NA
6.00%, 10/01/17	800,000	854,218
JPMorgan Chase Capital XXV
6.80%, 10/01/37	375,000	374,439
Kerr-McGee Corporation
6.95%, 07/01/24	450,000	501,723
7.88%, 09/15/31	1,830,000	2,131,718
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	110,000	115,600
7.13%, 03/15/12Δ	500,000	547,697
5.85%, 09/15/12	40,000	43,483
5.00%, 12/15/13	200,000	214,598
6.00%, 02/01/17	510,000	548,483
Kraft Foods, Inc.
6.13%, 08/23/18	350,000	382,046
5.38%, 02/10/20	1,255,000	1,277,950
6.50%, 02/09/40	300,000	311,926
Kroger Co.
6.15%, 01/15/20	500,000	543,786
L-3 Communications Corporation
6.38%, 10/15/15	120,000	123,750
Lamar Media Corporation
6.63%, 08/15/15	20,000	19,325
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	11,650
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	47,500
5.25%, 02/06/12#	390,000	92,625
5.63%, 01/24/13#	2,300,000	552,000
6.20%, 09/26/14#	300,000	71,250
6.50%, 07/19/17#	150,000	750
6.75%, 12/28/17#	3,340,000	16,700
Medtronic, Inc.
4.45%, 03/15/20	300,000	299,158
Merrill Lynch & Co., Inc.
2.50%, 05/12/10†	4,200,000	4,209,458
5.45%, 02/05/13	2,120,000	2,244,452
6.05%, 05/16/16	500,000	510,472
5.70%, 05/02/17	400,000	398,170
6.40%, 08/28/17	775,000	817,995
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	309,000
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	340,500
MetLife, Inc.
6.40%, 12/15/36	150,000	136,500
Metropolitan Life Global Funding I
0.86%, 09/17/10 144A†Δ	3,200,000	3,209,126
Morgan Stanley
2.35%, 05/14/10†	600,000	601,310
6.75%, 04/15/11	700,000	739,138
5.63%, 01/09/12	410,000	434,441
5.75%, 08/31/12	3,325,000	3,569,348
0.99%, 03/01/13(E)†	500,000	645,772
0.70%, 10/18/16†	340,000	311,360
5.95%, 12/28/17	450,000	463,029
6.63%, 04/01/18	1,775,000	1,896,122
Motors Liquidation Co.
8.25%, 07/15/23#	210,000	78,750
8.38%, 07/05/33(E)#	170,000	86,678
Nabors Industries, Inc.
9.25%, 01/15/19	3,300,000	4,111,288
Nevada Power Co.
5.88%, 01/15/15	350,000	381,658
6.65%, 04/01/36Δ	300,000	319,657
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	152,417
Nisource Finance Corporation
7.88%, 11/15/10	2,660,000	2,762,461
10.75%, 03/15/16	200,000	254,521
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	850,000	855,977
NRG Energy, Inc.
7.25%, 02/01/14	285,000	287,850
7.38%, 02/01/16	80,000	79,600
7.38%, 01/15/17	35,000	34,738
Occidental Petroleum Corporation
7.00%, 11/01/13	1,120,000	1,298,389
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	758,536
ONEOK Partners LP
6.65%, 10/01/36	375,000	392,196
6.85%, 10/15/37Δ	325,000	348,576
Overseas Private Investment Corporation
0.00%, 07/12/10Ω	2,437,222	2,628,274
0.00%, 07/12/12Ω	3,000,000	3,474,391
Pacific Gas & Electric Co.
8.25%, 10/15/18	40,000	48,908
6.05%, 03/01/34	470,000	485,557
5.80%, 03/01/37	250,000	248,904
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	1,088,403
Peabody Energy Corporation
6.88%, 03/15/13	15,000	15,244

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.88%, 11/01/26	$1,100,000	$1,135,750
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	247,032
6.63%, 06/15/35	159,000	156,843
PepsiCo, Inc.
7.90%, 11/01/18	650,000	806,367
Pricoa Global Funding I
0.35%, 01/30/12 144A†	2,300,000	2,249,897
0.49%, 09/27/13 144A†	1,700,000	1,621,460
Pride International, Inc.
7.38%, 07/15/14	130,000	134,550
Private Export Funding Corporation
5.45%, 09/15/17	3,200,000	3,558,954
Progress Energy, Inc.
5.63%, 01/15/16	150,000	160,810
7.75%, 03/01/31Δ	350,000	413,877
ProLogis
1.88%, 11/15/37	350,000	331,625
Prudential Financial, Inc.
3.88%, 01/14/15	750,000	749,399
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,118,000	1,195,767
Qwest Corporation
8.88%, 03/15/12	200,000	220,000
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	860,000	1,074,631
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	229,963
Roche Holdings, Inc.
6.00%, 03/01/19 144A	430,000	476,033
Service Corporation International
7.63%, 10/01/18	90,000	91,575
7.50%, 04/01/27	200,000	184,000
Simon Property Group LP
10.35%, 04/01/19Δ	750,000	944,488
SLM Corporation
5.45%, 04/25/11Δ	350,000	356,299
5.00%, 10/01/13	350,000	334,638
Sonat, Inc.
7.63%, 07/15/11	460,000	482,645
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	452,914
Sovereign Bank
1.96%, 08/01/13†	250,000	247,007
Sprint Capital Corporation
7.63%, 01/30/11Δ	1,100,000	1,137,125
8.38%, 03/15/12	465,000	485,925
6.90%, 05/01/19	30,000	27,600
8.75%, 03/15/32	170,000	158,525
Sprint Nextel Corporation
0.69%, 06/28/10†Δ	1,100,000	1,096,161
Steel Dynamics, Inc.
6.75%, 04/01/15	225,000	227,812
SunTrust Preferred Capital I
5.85%, 12/31/49†	357,000	280,245
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	587,699
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,329,832
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	283,277
7.63%, 04/01/37Δ	50,000	55,537
Time Warner Cable, Inc.
8.75%, 02/14/19	650,000	807,420
8.25%, 04/01/19	310,000	375,747
6.75%, 06/15/39	290,000	305,206
Time Warner, Inc.
6.88%, 05/01/12	60,000	66,030
4.88%, 03/15/20	625,000	611,833
7.70%, 05/01/32	220,000	254,638
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	712,604
Transatlantic Holdings, Inc.
8.00%, 11/30/39	300,000	307,482
Travelers Cos., Inc.
6.25%, 03/15/37†	400,000	394,288
Unilever Capital Corporation
7.13%, 11/01/10	285,000	295,849
Union Pacific Corporation
6.65%, 01/15/11	260,000	271,230
United Air Lines, Inc.
9.21%, 01/21/17+@	81,116	—
9.56%, 10/19/18@	166,508	55,364
United Parcel Service, Inc.
4.50%, 01/15/13	1,290,000	1,379,787
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	395,956
4.88%, 04/01/13	410,000	436,061
US Bank NA
4.38%, 02/28/17(E)†	250,000	342,395
US Central Federal Credit Union
1.25%, 10/19/11	800,000	805,097
1.90%, 10/19/12	600,000	605,903
Ventas Realty LP
9.00%, 05/01/12	40,000	42,708
6.50%, 06/01/16	70,000	71,622
Verizon Communications, Inc.
5.55%, 02/15/16	2,100,000	2,298,784
6.10%, 04/15/18	290,000	317,730
5.85%, 09/15/35	600,000	585,861
6.40%, 02/15/38	895,000	931,659
8.95%, 03/01/39	600,000	816,187
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	328,587
4.38%, 06/01/13Δ	140,000	148,765
Wachovia Bank NA
7.80%, 08/18/10	250,000	256,467
6.60%, 01/15/38	750,000	774,141
Wachovia Capital Trust III
5.80%, 08/29/49†	500,000	428,750
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,945,090
5.63%, 10/15/16	520,000	548,747
5.75%, 02/01/18	600,000	638,851
WEA Finance LLC
7.13%, 04/15/18 144A	500,000	541,753
WellPoint, Inc.
5.88%, 06/15/17	720,000	774,180
Wells Fargo & Co.
4.38%, 01/31/13	600,000	633,627

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.98%, 03/15/49†	$3,500,000	$3,675,000
Wells Fargo Capital X
5.95%, 12/15/36	200,000	184,367
Wells Fargo Capital XIII
7.70%, 12/29/49†Δ	500,000	518,750
Wells Fargo Capital XV
9.75%, 09/26/44†Δ	990,000	1,113,750
Westlake Chemical Corporation
6.63%, 01/15/16	54,000	52,920
Whirlpool Corporation
8.00%, 05/01/12	125,000	137,449
8.60%, 05/01/14Δ	150,000	174,233
Williams Cos., Inc.
7.50%, 01/15/31	15,000	16,527
7.75%, 06/15/31	149,000	167,610
8.75%, 03/15/32Δ	1,053,000	1,286,372
Williams Partners LP
5.25%, 03/15/20 144A	400,000	401,585
Windstream Corporation
8.63%, 08/01/16	630,000	647,325
XTO Energy, Inc.
7.50%, 04/15/12	43,000	48,198
5.50%, 06/15/18	970,000	1,054,824
6.50%, 12/15/18	445,000	514,467
6.75%, 08/01/37	30,000	35,243
ZFS Finance USA Trust I
6.15%, 12/15/65 144A†Δ	525,000	517,125

Total Corporate Bonds (Cost $248,437,500)		250,857,212

FOREIGN BONDS — 13.4%
Argentina — 0.0%
Argentina Government International Bond
7.82%, 12/31/33(E)	264,636	232,331

Australia — 0.3%
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	446,497
5.00%, 10/15/19 144AΔ	190,000	191,315
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	489,491
Westpac Banking Corporation
1.90%, 12/14/12 144A@	1,500,000	1,519,752

		2,647,055

Bermuda — 0.2%
Arch Capital Group, Ltd.
7.35%, 05/01/34	400,000	402,130
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	341,421
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15Δ	200,000	213,778
Merna Reinsurance, Ltd.
2.04%, 07/07/10 144A†Δ	950,000	942,210

		1,899,539

Brazil — 0.1%
Brazilian Government International Bond
8.25%, 01/20/34	600,000	768,000

Canada — 1.4%
Canadian Government Bond
1.50%, 03/01/12(C)	12,700,000	12,449,289
Hydro Quebec
6.30%, 05/11/11	305,000	323,637
OPTI Canada, Inc.
8.25%, 12/15/14	65,000	61,425
Petro-Canada
6.05%, 05/15/18	175,000	188,711
Province of Ontario
4.10%, 06/16/14	400,000	427,728
Rogers Communications, Inc.
6.38%, 03/01/14	340,000	377,650
6.75%, 03/15/15	10,000	11,397
Sun Media Corporation
7.63%, 02/15/13	90,000	88,762
Suncor Energy, Inc.
6.10%, 06/01/18Δ	200,000	215,845
Teck Resources, Ltd.
10.75%, 05/15/19	400,000	492,000
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	381,130

		15,017,574

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	446,625
Petrobras International Finance Co.
6.13%, 10/06/16	271,000	293,283
5.75%, 01/20/20	235,000	241,930
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	50,000	49,699
4.63%, 06/15/10 144A	66,667	66,267
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	690,000	647,455
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	1,130,000	784,535
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	547,622	576,350
Transocean Inc
1.50%, 12/15/37	1,300,000	1,275,625
Vale Overseas, Ltd.
8.25%, 01/17/34	80,000	94,211
6.88%, 11/21/36	511,000	529,933
Willow Re, Ltd.
6.30%, 06/16/10 144A#	300,000	231,000

		5,236,913

Chile — 0.0%
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	220,895

France — 2.2%
AXA SA
6.46%, 12/14/18 144A†	150,000	132,000
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	200,000	201,500
7.75%, 05/15/17	155,000	155,775
Credit Agricole SA
8.38%, 10/13/19 144A†Δ	1,180,000	1,283,250
Dexia Credit Local
2.00%, 03/05/13 144A	4,000,000	3,976,876

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.75%, 01/10/14 144A	$6,900,000	$6,967,247
French Government Bond
3.75%, 10/25/19(E)	5,000,000	6,986,595
Legrand France SA
8.50%, 02/15/25	250,000	290,299
Societe Financement de l’Economie Francaise
3.38%, 05/05/14 144A	1,800,000	1,869,333
2.88%, 09/22/14 144A	1,700,000	1,712,056

		23,574,931

Germany — 1.6%
Bundesrepublik Deutschland
3.75%, 01/04/19(E)	2,000,000	2,857,217
Bundesschatzanweisungen
1.00%, 03/16/12(E)	7,400,000	10,002,324
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13	1,800,000	1,807,796
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	2,200,000	2,213,456

		16,880,793

Greece — 0.1%
Hellenic Republic Government Bond
6.10%, 08/20/15(E)	830,000	1,122,873

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	180,000
6.38%, 09/25/12 144A#@	580,000	174,000
6.69%, 06/15/16 144A#@Δ	1,000,000	2,600
7.45%, 09/14/16 144A#@	100,000	260
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	68,125
7.63%, 02/28/15 144A#@	2,490,000	666,075
7.13%, 05/19/16 144A#@	350,000	910
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	180,000

		1,271,970

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22†	230,000	216,853
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	298,000	281,357

		498,210

Indonesia — 0.1%
Republic of Indonesia
5.88%, 03/13/20 144A	590,000	615,075

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A@	800,000	599,162
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144AΔ	120,000	130,500
9.13%, 04/30/18	100,000	113,900

		843,562

Italy — 0.1%
Telecom Italia Capital SA
6.20%, 07/18/11	150,000	157,547
5.25%, 11/15/13	165,000	172,967
4.95%, 09/30/14	260,000	266,983
5.25%, 10/01/15	130,000	133,264

		730,761

Japan — 0.6%
Aiful Corporation
5.00%, 08/10/10 144AΔ	420,000	403,200
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	865,000	874,979
Nomura Holdings, Inc.
5.00%, 03/04/15	4,000,000	4,088,860
Resona Bank, Ltd.
4.13%, 06/27/38 144A(E)†@	325,000	425,795
5.85%, 07/15/49 144A†@	475,000	448,920

		6,241,754

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	885,855
Swiss Re Capital I LP
6.85%, 05/29/49 144A†	650,000	593,821

		1,479,676

Luxembourg — 0.5%
ArcelorMittal
6.13%, 06/01/18	475,000	499,411
FMC Finance III SA
6.88%, 07/15/17	250,000	261,250
Gaz Capital for Gazprom
6.51%, 03/07/22 144A	100,000	99,880
Hellas Telecommunications Finance
4.68%, 10/15/12(E)†	375,000	363,209
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	300,000	312,720
TNK-BP Finance SA
7.50%, 07/18/16 144A	580,000	633,650
Tyco International Group SA
6.00%, 11/15/13	2,920,000	3,229,587

		5,399,707

Mexico — 0.4%
America Movil Sab de CV
5.63%, 11/15/17Δ	270,000	286,573
America Movil SAB de CV
5.00%, 03/30/20 144A	240,000	237,808
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12Δ	38,000	39,140
Mexican Bonos
9.00%, 12/20/12(M)	14,690,000	1,280,233
Mexico Government International Bond
6.75%, 09/27/34	1,031,000	1,139,255
Petroleos Mexicanos
8.00%, 05/03/19	720,000	847,800

		3,830,809

Netherlands — 1.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,000,000	2,027,650

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Deutsche Telekom International Finance BV
8.50%, 06/15/10	$3,400,000	$3,450,442
5.75%, 03/23/16Δ	510,000	548,946
Fortis Bank Nederland NV
1.25%, 06/10/11(E)†	700,000	946,572
ING Bank NV
3.90%, 03/19/14 144A	500,000	525,305
Koninklijke KPN NV
8.00%, 10/01/10	780,000	807,437
LeasePlan Corporation NV
3.00%, 05/07/12 144A	2,200,000	2,285,901
Rabobank Nederland NV
11.00%, 06/30/19 144A†	687,000	886,416
Shell International Finance BV
4.38%, 03/25/20	810,000	804,625

		12,283,294

New Zealand — 0.2%
ANZ National International, Ltd.
3.25%, 04/02/12 144A	1,900,000	1,968,028

Peru — 0.0%
Peruvian Government International Bond
7.13%, 03/30/19Δ	380,000	442,130

Qatar — 0.1%
Qatar Government International Bond
5.15%, 04/09/14	510,000	546,949
5.25%, 01/20/20 144AΔ	580,000	604,940
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/19 144A	250,000	280,703

		1,432,592

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	248,707

Spain — 0.2%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	700,000	698,116
Telefonica Emisiones SAU
6.42%, 06/20/16	900,000	1,001,120

		1,699,236

Supranational — 0.2%
African Development Bank
1.75%, 10/01/12	2,300,000	2,312,351

Sweden — 0.4%
Nordea Bank AB
3.70%, 11/13/14 144A	630,000	635,431
4.88%, 01/27/20 144A	410,000	407,353
Svensk Exportkredit AB
3.25%, 09/16/14	500,000	511,334
Swedbank AB
2.80%, 02/10/12 144AΔ	2,000,000	2,052,670
Swedish Housing Finance Corporation
3.13%, 03/23/12 144A	300,000	309,874

		3,916,662

Switzerland — 0.5%
Credit Suisse AG
5.40%, 01/14/20	200,000	201,943
UBS AG
1.17%, 05/05/10†	100,000	100,061
1.19%, 06/19/10†	3,700,000	3,707,015
1.35%, 02/23/12†	400,000	402,127
3.88%, 01/15/15	530,000	523,427

		4,934,573

United Arab Emirates — 0.0%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144A	277,200	285,327

United Kingdom — 2.2%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144AΔ	3,800,000	3,782,497
Anglo American Capital PLC
9.38%, 04/08/14 144A@	100,000	120,225
9.38%, 04/08/19 144AΔ	275,000	350,835
Barclays Bank PLC
5.20%, 07/10/14	2,260,000	2,415,624
6.05%, 12/04/17 144A	230,000	237,554
BP Capital Markets PLC
5.25%, 11/07/13	940,000	1,035,251
3.88%, 03/10/15	310,000	322,319
HSBC Holdings PLC
6.80%, 06/01/38Δ	425,000	457,221
Lloyds TSB Bank PLC
0.80%, 06/09/11(E)†	500,000	676,557
4.38%, 01/12/15 144A	450,000	444,074
12.00%, 12/16/39 144A†@	3,200,000	3,504,309
Royal Bank of Scotland PLC
2.63%, 05/11/12 144A	900,000	919,308
4.88%, 08/25/14 144AΔ	425,000	428,147
4.88%, 03/16/15	200,000	200,168
Royal Bank of Scotland Group PLC
0.51%, 03/30/12 144A†	3,900,000	3,905,086
1.50%, 03/30/12 144A@	2,400,000	2,399,109
6.40%, 10/21/19	880,000	881,334
7.64%, 03/31/45†	300,000	190,500
WPP Finance UK
8.00%, 09/15/14	226,000	259,918

		22,530,036

Total Foreign Bonds (Cost $144,354,411)		140,565,364

LOAN AGREEMENTS — 0.2%
Chrysler Finance Co. Bridge Loan
4.78%, 08/03/12Ω	2,454,511	2,450,756
Ford Motor Co. Tranche B
5.90%, 12/15/13†	52,285	50,544

Total Loan Agreements (Cost $2,429,634)		2,501,300

MORTGAGE-BACKED SECURITIES — 32.7%
ABN AMRO Mortgage Corporation
0.01%, 06/25/33 IOΩ@	120,695	7,072
Adjustable Rate TBA
2.19%, 05/24/40Ω	2,500,000	2,552,344

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Home Mortgage Assets
1.38%, 11/25/46†	$1,494,909	$696,057
1.17%, 02/25/47†	2,201,508	1,037,351
Bank of America Commercial Mortgage, Inc.
5.63%, 07/10/46	1,000,000	1,013,863
Bank of America Funding Corporation
0.32%, 07/20/36†	976,391	955,889
Bank of America Mortgage Securities, Inc.
4.09%, 07/25/34†	413,207	379,052
Bear Stearns Adjustable Rate Mortgage Trust
5.65%, 02/25/33†	145,408	142,247
3.06%, 04/25/34†	228,226	205,056
5.27%, 05/25/34†	810,729	731,501
2.81%, 03/25/35†	1,595,354	1,491,880
Bear Stearns Alt-A Trust
0.89%, 04/25/34†	109,176	82,663
3.48%, 05/25/35†	601,214	452,380
5.16%, 09/25/35†	910,582	673,657
Bear Stearns Structured Products, Inc.
5.60%, 01/26/36†	1,537,953	939,418
Chase Mortgage Finance Corporation
3.54%, 02/25/37†	311,926	276,709
3.65%, 02/25/37†	772,275	725,826
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,027,466	1,843,971
Commercial Mortgage Pass-Through Certificates
5.77%, 06/10/46†	2,500,000	2,580,709
Commerical Mortgage Asset Trust
7.55%, 11/17/32†	22,495	22,617
Countrywide Alternative Loan Trust
5.50%, 10/25/33	162,560	160,757
0.60%, 09/25/35†	2,142,803	1,281,128
1.97%, 09/25/35†	301,803	179,363
0.58%, 10/25/35†	1,392,886	782,764
0.54%, 11/20/35†	709,108	389,913
0.56%, 11/20/35†	2,083,869	1,098,451
0.56%, 11/20/35†	1,695,889	947,945
0.55%, 12/25/35†	1,492,543	802,705
0.52%, 01/25/36†	722,479	437,449
0.52%, 02/25/36†	1,583,734	872,938
6.00%, 08/25/37	1,364,718	936,935
0.46%, 06/25/46†	1,207,367	592,017
0.44%, 09/25/46†	1,554,795	739,317
1.84%, 11/25/47†	2,776,552	1,268,412
Countrywide Home Loan Mortgage Pass-Through Trust
3.44%, 02/19/34†	1,408,988	1,207,610
3.53%, 11/20/34†	284,611	233,153
0.67%, 11/25/34 144A†	31,680	25,594
0.61%, 03/25/35 144A†	113,101	90,370
0.49%, 03/25/36†	513,596	274,569
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,800,000	1,611,977
CS First Boston Mortgage Securities Corporation
0.01%, 07/25/33 IOΩ†@	186,203	—
5.93%, 07/25/33 IOΩ†@	311,217	26,493
0.01%, 08/25/33 IOΩ†@	253,334	—
6.53%, 06/15/34	1,453,656	1,505,240
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	26,971	29,210
7.00%, 04/01/15	29,424	31,867
7.00%, 12/01/15	20,894	22,353
8.50%, 06/01/16	11,879	13,202
4.50%, 05/01/18	46,878	49,361
4.50%, 06/01/18	28,220	29,707
8.50%, 06/01/18	5,648	6,277
4.50%, 09/01/18	66,751	70,267
4.50%, 10/01/18	85,817	90,219
4.50%, 01/01/19	34,214	36,015
4.50%, 03/01/19	30,967	32,598
5.00%, 06/01/20	399,413	425,863
5.00%, 07/01/20	390,047	415,390
3.58%, 04/15/22 POΩ@	21,873	19,780
8.00%, 08/01/24	3,846	4,435
7.50%, 11/01/29	12,053	13,763
7.50%, 12/01/29	22,088	25,222
7.50%, 02/01/31	29,582	33,806
3.16%, 07/01/31†	29,322	30,154
3.11%, 08/01/31†	3,723	3,832
7.50%, 11/01/31	10,198	11,658
3.98%, 04/01/32†	7,096	7,283
2.75%, 03/01/34†	8,105	8,440
5.00%, 12/01/34	103,843	107,843
5.50%, 05/01/35	1,442,764	1,527,323
0.01%, 08/15/35Ω†@	19,232	18,716
5.00%, 11/01/35	1,334,671	1,381,909
5.50%, 11/01/35	557,827	590,520
5.00%, 12/01/35	100,886	104,456
5.50%, 01/01/36	280,011	296,423
6.00%, 02/01/36	1,321,384	1,421,334
5.96%, 01/01/37†	1,063,053	1,127,601
5.65%, 04/01/37†	2,142,094	2,245,678
6.00%, 04/01/37	9,756	10,494
0.01%, 04/15/37Ω†@	23,433	22,748
0.01%, 06/15/37Ω†@	73,948	70,663
0.73%, 06/15/37†	1,798,874	1,785,569
5.50%, 07/01/37	469,582	496,417
6.00%, 07/01/37	2,934	3,153
5.67%, 09/01/37†	1,726,628	1,825,368
6.00%, 09/01/37	131,450	141,270
5.00%, 04/01/38	81,532	84,298
5.50%, 04/01/38	190,194	201,063
6.00%, 07/01/38	48,792	52,411
6.00%, 12/01/38	137,159	147,333
6.00%, 01/01/39	68,477	73,554
5.00%, 03/01/39	532,927	550,956
5.00%, 04/01/39 TBA	1,450,454	1,499,258
5.00%, 05/01/39	375,683	388,393
5.00%, 06/01/39	2,279,912	2,357,042
5.00%, 07/01/39	578,813	598,404
5.00%, 08/01/39	39,701	41,044
4.50%, 09/01/39	978,062	981,395
5.00%, 09/01/39	1,678,817	1,735,612
5.00%, 10/01/39	951,488	983,677

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 11/01/39	$956,974	$989,349
5.00%, 12/01/39	751,776	777,209
5.00%, 01/01/40	292,761	302,666
Federal Housing Administration
7.43%, 10/01/18	167,686	178,770
Federal National Mortgage Association
4.00%, 06/01/13	35,231	36,087
4.00%, 07/01/13	47,661	48,996
4.00%, 08/01/13	67,338	68,998
4.00%, 09/01/13	133,249	136,579
4.00%, 10/01/13	279,690	286,771
8.00%, 06/01/15	21,644	23,776
8.00%, 06/15/15	9,396	10,321
8.00%, 07/01/15	18,008	19,782
8.00%, 09/01/15	33,163	35,875
5.00%, 11/01/17	129,965	138,774
5.00%, 12/01/17	693,725	739,896
5.00%, 01/01/18	1,675,857	1,789,217
5.00%, 02/01/18	337,017	359,773
5.50%, 02/01/18	121,778	130,394
5.00%, 04/01/18	582,304	621,411
5.00%, 05/01/18	798,504	851,425
5.00%, 06/01/18	102,220	109,085
4.00%, 09/01/18	2,638,533	2,737,138
4.50%, 09/01/18	84,144	88,589
4.50%, 10/01/18	175,321	184,582
4.50%, 11/01/18	36,701	38,640
5.00%, 11/01/18	161,198	172,125
4.50%, 12/01/18	65,969	69,453
4.50%, 01/01/19	46,540	48,999
5.00%, 02/01/19	103,648	110,414
4.50%, 03/01/19	63,045	66,375
5.00%, 03/01/19	865,644	922,157
4.50%, 04/01/19 TBA	1,400,000	1,452,063
5.00%, 04/01/19	634,650	676,083
4.50%, 05/01/19	147,268	154,817
4.50%, 07/01/19	40,545	42,624
5.00%, 08/01/19	435,167	463,576
6.00%, 09/01/19	556,452	602,518
5.00%, 10/01/19	187,594	199,841
5.00%, 11/01/19	766,512	816,554
6.00%, 12/01/20	1,036,465	1,122,268
14.99%, 08/25/21 IOΩ@	177	3,931
14.69%, 10/25/21 IOΩ@	293	5,979
9.50%, 05/01/22	3,363	3,757
2.51%, 07/01/22†	12,870	13,205
6.00%, 01/01/23	102,476	111,489
4.50%, 04/01/23	1,381,600	1,435,798
5.50%, 09/01/23	565,385	605,476
5.50%, 10/01/23	80,168	85,853
4.50%, 12/01/23	155,774	161,885
5.00%, 12/01/23	681,972	720,169
5.00%, 04/01/24 TBA	3,100,000	3,269,533
5.50%, 04/01/24 TBA	3,600,000	3,850,312
9.50%, 07/01/24	6,532	7,274
4.50%, 04/19/25 TBA	2,000,000	2,074,376
3.08%, 07/01/27†	25,564	25,988
2.89%, 08/01/27†	62,820	64,814
3.08%, 11/01/27†	61,247	62,263
5.50%, 04/01/29	493	524
3.14%, 02/01/30†	160,097	165,504
0.85%, 05/25/30†	1,337,349	1,329,286
3.37%, 06/01/30†	22,219	22,377
8.00%, 10/01/30	49,580	57,465
0.69%, 10/18/30†	52,085	52,351
3.20%, 12/01/30†	7,687	8,038
3.08%, 01/01/31†	8,508	8,638
3.07%, 05/01/31†	17,958	18,502
3.00%, 06/01/31†	7,184	7,396
6.00%, 01/01/32	94,171	102,349
6.00%, 03/01/32	216,837	235,806
6.00%, 04/01/32	532,920	578,975
3.08%, 06/01/32†	9,799	9,974
2.52%, 08/01/32†	36,600	37,766
5.50%, 01/01/33	902,243	957,801
2.50%, 02/01/33†	4,131	4,252
2.51%, 05/01/33†	81,213	83,341
5.50%, 05/01/33	12,084,309	12,824,656
6.00%, 05/01/33	10,224	11,108
0.01%, 07/25/33 IOΩ†@	267,866	1,698
5.00%, 08/01/33	30,651	31,802
5.50%, 09/01/33	7,785	8,262
6.00%, 12/01/33	6,053	6,569
5.50%, 02/01/34	9,986	10,576
5.50%, 04/01/34	1,604	1,699
0.01%, 04/25/34 IOΩ†@	446,069	10,601
0.01%, 06/25/34 IOΩ†@	595,230	4,176
5.00%, 08/01/34	253,301	262,424
5.50%, 08/01/34	15,705	16,667
5.50%, 10/01/34	1,062	1,125
6.00%, 10/01/34	71,726	77,387
2.66%, 12/01/34†	767,835	776,356
5.50%, 12/01/34	105,233	111,450
6.00%, 12/01/34	2,474	2,670
6.00%, 01/01/35	1,320,806	1,425,045
5.00%, 03/01/35	215,965	223,744
6.00%, 04/01/35	1,570,925	1,704,620
6.00%, 05/01/35	2,858,223	3,058,789
2.80%, 05/25/35Ω†@	42,725	41,265
5.00%, 06/01/35	2,350,574	2,435,237
5.50%, 07/01/35	642	679
6.00%, 07/01/35	849,592	909,209
5.00%, 08/01/35	175,766	181,822
5.50%, 08/01/35	1,655	1,750
6.00%, 08/01/35	772	826
5.50%, 09/01/35	677,002	715,728
6.00%, 10/01/35	215,168	230,741
2.41%, 11/01/35†	443,275	452,114
2.42%, 11/01/35†	378,873	386,546
2.43%, 11/01/35†	402,856	411,413
2.44%, 11/01/35†	357,688	365,429
2.44%, 11/01/35†	396,300	404,649
3.08%, 11/01/35†	27,008	27,636
6.00%, 11/01/35	1,988,854	2,139,105
5.00%, 12/01/35	5,177,323	5,363,801
5.50%, 12/01/35	7,806	8,267
6.00%, 12/01/35	37,230	40,152
6.00%, 01/01/36	162,136	173,514
6.00%, 02/01/36	37,768	40,312
6.00%, 03/01/36	35,900	38,318
5.50%, 04/01/36	546,559	573,212
6.00%, 04/01/36	31,415	33,531
6.50%, 04/01/36	654,009	710,734
4.16%, 05/01/36†	350,179	358,186
0.70%, 08/25/36†	2,351,044	2,348,576
5.00%, 09/01/36	689,649	713,411
5.50%, 09/01/36	19,953,862	21,176,337

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 09/01/36	$370,518	$395,476
3.80%, 09/25/36Ω†@	34,738	33,958
6.00%, 10/01/36	9,765	10,423
6.50%, 10/01/36	437,511	475,458
5.50%, 11/01/36	1,408,022	1,486,365
6.50%, 11/01/36	307,434	334,963
6.00%, 12/01/36	400,931	427,937
6.00%, 01/01/37	217,434	232,049
5.50%, 02/01/37	1,523	1,608
5.51%, 02/01/37†	2,542,206	2,659,668
5.50%, 03/01/37	68,119	72,016
5.50%, 04/01/37	2,739	2,890
6.00%, 04/01/37	82,943	88,245
5.50%, 05/01/37	3,152	3,326
6.00%, 05/01/37	103,709	110,339
5.50%, 06/01/37	1,016	1,072
6.00%, 06/01/37	4,491	4,778
6.00%, 07/01/37	7,126,270	7,581,817
6.00%, 08/01/37	46,231	49,186
6.50%, 08/01/37	294,753	319,858
6.50%, 09/01/37	646,995	702,101
6.50%, 10/01/37	473,564	513,898
6.00%, 11/01/37	11,915	12,676
3.08%, 12/01/37†	135,161	135,389
6.00%, 12/01/37	2,738	2,913
3.08%, 01/01/38†	54,698	55,979
6.00%, 01/01/38	28,738	30,569
5.00%, 02/01/38	3,761,547	3,885,652
5.50%, 02/01/38	1,095	1,156
6.00%, 02/01/38	136,234	144,878
4.50%, 03/01/38	52,420	52,604
5.00%, 03/01/38	1,338,172	1,382,323
5.50%, 03/01/38	3,315	3,497
6.00%, 03/01/38	187,424	199,316
4.50%, 04/01/38	1,651,524	1,657,316
6.00%, 04/01/38	6,596	7,015
5.50%, 05/01/38	1,142	1,205
6.00%, 05/01/38	199,538	212,200
5.50%, 06/01/38	3,799	4,008
6.00%, 06/01/38	40,702	43,284
5.50%, 07/01/38	560,087	590,956
6.00%, 07/01/38	62,721	66,701
5.50%, 08/01/38	5,590	5,898
5.50%, 09/01/38	2,520	2,659
6.00%, 09/01/38	585,641	622,802
5.50%, 12/01/38	882,729	936,798
6.00%, 12/01/38	67,751	72,050
6.00%, 01/01/39	36,886	39,220
5.00%, 02/01/39	262,454	271,114
5.00%, 03/01/39	364,078	376,090
6.50%, 04/01/39 TBA	2,000,000	2,167,500
5.00%, 05/01/39	605,915	625,875
4.50%, 06/01/39	67,037	67,266
5.00%, 06/01/39	84,802	87,592
5.00%, 07/01/39	750,678	775,376
4.50%, 08/01/39	29,479	29,580
5.00%, 08/01/39	1,471,255	1,519,649
4.50%, 09/01/39	195,808	196,475
5.00%, 09/01/39	1,561,412	1,612,772
4.50%, 10/01/39	691,142	693,496
5.00%, 10/01/39	2,187,263	2,259,209
5.00%, 11/01/39	290,275	299,823
5.00%, 12/01/39	267,114	275,900
4.50%, 01/01/40	994,548	997,936
5.00%, 01/01/40	1,495,168	1,544,349
1.00%, 01/25/40†	5,627,409	5,619,875
5.00%, 02/01/40	42,657	44,060
4.50%, 04/01/40 TBA	2,000,000	2,004,376
4.00%, 04/13/40 TBA	2,000,000	1,938,750
4.50%, 04/13/40	28,000,000	28,061,264
6.00%, 05/01/40 TBA	2,000,000	2,133,750
6.50%, 05/01/40 TBA	3,000,000	3,241,875
1.87%, 06/01/40†	103,814	104,092
5.50%, 06/01/40 TBA	2,000,000	2,098,438
6.50%, 06/01/40 TBA	2,000,000	2,155,000
5.00%, 06/14/40 TBA	6,000,000	6,144,372
1.87%, 10/01/40†	288,233	289,030
3.08%, 11/01/40†	49,521	50,287
FFCA Secured Lending Corporation
8.00%, 09/18/27 IO 144AΩ†@	985,468	24,154
FHLMC Structured Pass-Through Securities
1.87%, 07/25/44†	2,111,960	2,025,754
First Horizon Alternative Mortgage Securities
2.54%, 06/25/34†	957,189	784,206
First Horizon Asset Securities, Inc.
3.01%, 12/25/34†	111,593	107,233
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	863,007	872,620
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,106,434
GMAC Mortgage Corporation Loan Trust
4.00%, 06/25/34†	397,401	357,164
Government National Mortgage Association
7.00%, 10/15/25	57,505	64,386
7.00%, 01/15/26	17,814	19,963
7.00%, 07/15/27	138,778	155,635
7.00%, 12/15/27	1,494	1,675
7.00%, 01/15/28	30,858	34,628
7.00%, 03/15/28	169,742	190,348
7.00%, 07/15/28	22,981	25,790
7.50%, 07/15/28	14,768	16,690
6.50%, 08/15/28	16,533	18,240
7.00%, 08/15/28	33,756	37,880
7.50%, 08/15/28	15,147	17,119
6.50%, 09/15/28	60,434	66,674
6.00%, 10/15/28	15,766	17,102
7.00%, 10/15/28	65,096	73,050
6.00%, 12/15/28	2,449	2,656
6.00%, 01/15/29	486	528
7.50%, 03/15/29	44,679	50,458
7.50%, 11/15/29	23,959	27,092
3.13%, 11/20/29†	73,783	74,965
8.50%, 08/15/30	3,277	3,820
8.50%, 11/20/30	23,105	26,837
6.00%, 04/15/31	4,295	4,659
6.50%, 08/15/31	145,380	156,756
7.50%, 08/15/31	33,215	37,651
6.50%, 10/15/31	258,502	279,980
6.00%, 11/15/31	787,397	842,324
6.50%, 11/15/31	232,290	250,466

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 12/15/31	$176,467	$188,777
6.00%, 01/15/32	251,917	273,269
6.00%, 02/15/32	471,327	504,206
6.50%, 02/15/32	399,012	434,876
36.49%, 02/16/32†	152,320	264,218
6.00%, 04/15/32	286,662	310,959
6.50%, 04/15/32	248,525	267,972
7.50%, 04/15/32	89,231	100,849
6.50%, 06/15/32	823,082	895,481
6.50%, 07/15/32	86,899	93,699
6.50%, 08/15/32	411,777	443,998
6.50%, 09/15/32	425,826	459,146
6.00%, 10/15/32	405,292	433,565
6.00%, 11/15/32	369,076	396,124
6.00%, 12/15/32	144,078	154,129
6.50%, 12/15/32	25,889	27,915
6.00%, 01/15/33	203,817	218,035
6.00%, 02/15/33	135,091	144,514
6.50%, 03/15/33	49,263	53,118
5.00%, 04/15/33	200,146	209,687
6.50%, 04/15/33	999,938	1,078,182
5.00%, 05/15/33	1,608,842	1,685,588
6.00%, 05/15/33	797,267	852,882
5.00%, 06/15/33	176,359	184,767
6.00%, 06/15/33	99,521	106,463
5.00%, 07/15/33	533,193	558,611
5.00%, 08/15/33	1,018,807	1,063,190
5.00%, 09/15/33	690,744	719,571
5.00%, 10/15/33	370,376	386,507
6.00%, 10/15/33	533,887	571,130
6.50%, 10/15/33	206,144	222,274
5.00%, 11/15/33	49,180	51,523
6.00%, 12/15/33	686,389	734,270
5.00%, 01/15/34	324,702	339,877
5.00%, 03/15/34	384,331	402,293
5.00%, 04/15/34	144,770	151,536
5.00%, 05/15/34	91,578	95,857
5.00%, 06/15/34	593,458	621,192
6.00%, 06/15/34	66,819	72,065
5.00%, 08/15/34	407,336	426,373
5.00%, 11/15/34	910,186	952,722
5.00%, 12/15/34	811,614	849,544
5.00%, 01/15/35	613,564	641,088
6.00%, 02/15/36	9,915	10,629
6.00%, 08/15/36	419,951	450,446
0.54%, 03/20/37†	3,437,484	3,386,009
0.54%, 05/20/37†	1,454,613	1,429,048
6.00%, 04/01/38 TBA	1,000,000	1,068,125
5.50%, 05/15/38	223,264	236,583
5.50%, 01/15/39	189,194	200,480
5.50%, 02/15/39	112,278	118,976
5.50%, 03/15/39	1,139,425	1,207,395
5.00%, 04/15/39	68,343	71,195
5.00%, 05/15/39	203,102	211,579
5.00%, 06/15/39	781,615	814,235
5.00%, 10/15/39	493,218	513,802
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	1,373,451	782,252
0.33%, 02/25/47†	2,682,071	2,047,563
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,257,446	1,301,097
GSMPS Mortgage Loan Trust
0.48%, 02/25/35 144A†	232,217	185,878
0.60%, 09/25/35 144A†	2,123,517	1,690,734
GSR Mortgage Loan Trust
2.95%, 09/25/35†	878,714	810,569
HarborView Mortgage Loan Trust
0.48%, 01/19/36 STEP	222,836	121,919
5.81%, 08/19/36†	1,448,937	929,713
0.45%, 11/19/36†	1,228,379	717,144
Impac CMB Trust
0.97%, 10/25/34†@	115,516	53,173
0.51%, 11/25/35 STEP	1,138,431	676,532
Impac Secured Assets CMN Owner Trust
0.50%, 03/25/36†	849,364	405,475
Indymac ARM Trust
2.50%, 01/25/32†	20,342	14,393
Indymac INDA Mortgage Loan Trust
6.14%, 11/25/37†	636,929	468,000
Indymac Index Mortgage Loan Trust
0.55%, 07/25/35†	2,077,110	1,308,639
5.10%, 09/25/35†	515,070	388,241
0.47%, 04/25/46†	912,945	476,453
0.44%, 09/25/46†	1,524,067	790,641
JP Morgan Alternative Loan Trust
0.51%, 01/25/36†	712,879	499,806
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	1,700,000	1,730,602
5.34%, 05/15/47	300,000	292,527
JP Morgan Mortgage Trust
5.02%, 02/25/35†	823,189	814,831
3.44%, 07/25/35†	523,465	489,646
4.01%, 07/25/35†	535,602	487,522
4.07%, 07/25/35†	485,961	454,162
5.01%, 07/25/35†	461,997	396,014
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	1,034,736
4.95%, 09/15/30	400,000	405,737
8.00%, 06/15/36 IO 144A†@	4,116,260	36,279
Luminent Mortgage Trust
0.42%, 12/25/36†	3,598,527	1,904,120
0.45%, 02/25/46†	1,037,809	540,369
MASTR Adjustable Rate Mortgages Trust
2.91%, 05/25/34†	316,595	282,577
5.60%, 11/25/35 144A†	1,178,461	660,044
0.45%, 05/25/47†	3,373,833	1,705,155
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	762,955	723,854
MLCC Mortgage Investors, Inc.
0.79%, 09/25/27 STEP	428,036	348,276
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	122,560	116,892
6.50%, 10/25/34 144A†	140,274	132,844

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Prime Mortgage Trust
5.50%, 05/25/35 144A	$6,144,312	$5,417,296
6.00%, 05/25/35 144A	4,008,178	3,369,198
RBSGC Mortgage Pass-Through Certificates
0.70%, 01/25/37†	1,247,122	705,760
Residential Accredit Loans, Inc.
1.47%, 01/25/46†	938,442	524,851
Residential Funding Mortgage Securities I
5.20%, 09/25/35†	572,498	482,818
Sequoia Mortgage Trust
0.71%, 07/20/33†	242,039	224,417
1.13%, 10/20/34 STEP	222,633	198,794
Structured Adjustable Rate Mortgage Loan Trust
2.92%, 05/25/34†	397,651	358,396
2.58%, 09/25/34†	178,053	152,458
2.95%, 11/25/34†	757,025	616,787
0.59%, 08/25/35†	598,317	467,774
Structured Asset Mortgage Investments, Inc.
0.49%, 07/19/35†	216,124	114,480
0.56%, 12/25/35†	924,177	496,333
0.48%, 02/25/36†	968,710	546,453
Structured Asset Securities Corporation
0.60%, 06/25/35 144A†	265,581	210,710
Thornburg Mortgage Securities Trust
6.19%, 09/25/37†	1,231,854	1,052,413
6.21%, 09/25/37†	1,210,290	1,077,926
Wachovia Bank Commercial Mortgage Trust
5.21%, 10/15/44 STRIP†	3,000,000	3,088,804
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.31%, 11/25/46†	2,194,561	927,700
Washington Mutual Mortgage Pass-Through Certificates
0.79%, 12/25/27†	1,992,171	1,732,860
2.75%, 02/25/33†	20,012	17,004
3.08%, 06/25/34†	424,469	395,826
5.56%, 12/25/36†	693,915	485,047
5.67%, 02/25/37†	1,160,299	839,964
5.82%, 02/25/37†	746,095	512,074
1.87%, 06/25/42†	45,513	35,404
0.54%, 07/25/45†	1,304,466	1,007,057
0.57%, 07/25/45†	863,669	642,137
0.57%, 08/25/45†	2,898,363	2,240,017
0.54%, 10/25/45†	2,615,253	2,015,568
0.52%, 12/25/45†	713,390	543,643
0.54%, 12/25/45†	1,512,388	1,012,852
1.22%, 04/25/47†	1,586,704	989,719
Wells Fargo Alternative Loan Trust
6.49%, 11/01/37†	2,119,561	1,382,148
Wells Fargo Mortgage-Backed Securities Trust
3.31%, 10/25/35†	662,226	612,995

Total Mortgage-Backed Securities (Cost $362,675,696)		342,437,569

MUNICIPAL BONDS — 1.8%
Chicago Transit Authority
6.90%, 12/01/40	1,800,000	1,922,166
Illinois Finance Authority
5.75%, 07/01/33	1,800,000	1,958,454
Missouri Higher Education Loan Authority, Series A-1 Revenue Bond
1.22%, 11/26/32†	1,000,000	999,530
Municipal Electric Authority of Georgia
6.64%, 04/01/57	230,000	228,360
6.66%, 04/01/57	130,000	129,376
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,780,298
State of California General Obligation Bond
7.50%, 04/01/34	525,000	542,246
7.95%, 03/01/36	165,000	169,180
7.55%, 04/01/39	475,000	491,563
7.30%, 10/01/39	360,000	361,634
7.63%, 03/01/40	775,000	807,682
State of Illinois General Obligation Bond
3.32%, 01/01/13	6,500,000	6,547,385
4.42%, 01/01/15	1,400,000	1,412,488
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (NATL-RE Insured)
5.38%, 07/01/36	1,000,000	1,004,480

Total Municipal Bonds (Cost $18,812,927)		19,354,842

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year Treasury Note Futures, Strike Price $121.00, Expires 05/21/10	10	1,719
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 05/21/10	119	20,453
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $99.00, Expires 09/14/10	66	5,775

Total Purchased Options (Cost $70,646)		27,947

	Par
U.S. TREASURY OBLIGATIONS — 20.5%
U.S. Treasury Bills
0.12%, 04/15/10	$4,000,000	3,999,843
0.15%, 04/29/10	4,000,000	3,999,627
0.14%, 05/27/10	6,500,000	6,498,902

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.19%, 08/26/10Ω	$290,000	$289,775
0.18%, 09/02/10	60,000	59,950

		14,848,097

U.S. Treasury Bonds
7.88%, 02/15/21Δ	3,600,000	4,843,127
8.13%, 05/15/21Δ	3,000,000	4,109,532
8.00%, 11/15/21	1,600,000	2,180,501
7.25%, 08/15/22Δ	2,100,000	2,730,000
7.50%, 11/15/24	1,800,000	2,417,907
5.50%, 08/15/28Δ	1,500,000	1,680,703
4.38%, 02/15/38Δ	600,000	570,751
3.50%, 02/15/39Δ	594,000	480,862
4.25%, 05/15/39Δ‡‡	16,310,000	15,117,347
4.50%, 08/15/39Δ	8,860,000	8,558,211
4.38%, 11/15/39Δ	8,550,000	8,087,770
4.63%, 02/15/40	2,500,000	2,464,845

		53,241,556

U.S. Treasury Inflationary Index Bonds
0.88%, 04/15/10Δ	2,100,000	2,402,646
2.00%, 01/15/16Δ	1,400,000	1,623,083
2.50%, 07/15/16	300,000	352,029
2.38%, 01/15/25Δ	1,740,000	2,097,353
2.00%, 01/15/26	100,000	108,813
2.38%, 01/15/27Δ	1,350,000	1,514,307
1.75%, 01/15/28	3,000	2,943
3.88%, 04/15/29‡‡	3,578,000	5,994,048
2.13%, 02/15/40	400,000	398,619

		14,493,841

U.S. Treasury Notes
1.00%, 07/31/11‡‡	1,512,000	1,520,269
1.00%, 12/31/11	11,000,000	11,025,355
1.38%, 03/15/13	2,490,000	2,476,188
2.63%, 12/31/14	22,040,000	22,205,322
2.25%, 01/31/15	7,560,000	7,480,272
2.38%, 03/31/15	6,300,000	6,284,269
2.38%, 03/31/16	4,910,000	4,750,430
3.00%, 09/30/16Δ‡‡	16,200,000	16,053,195
3.13%, 10/31/16Δ	4,990,000	4,974,411
2.75%, 11/30/16Δ	4,170,000	4,056,305
3.13%, 01/31/17	3,950,000	3,923,156
3.00%, 02/28/17	10,500,000	10,338,405
2.75%, 02/15/19	1,000,000	928,516
3.13%, 05/15/19Δ	952,000	907,004
3.63%, 08/15/19	1,500,000	1,482,189
3.38%, 11/15/19Δ	14,850,000	14,333,740
3.63%, 02/15/20	19,570,000	19,242,829

		131,981,855

U.S. Treasury STRIPS
4.21%, 05/15/20Ω	800,000	524,577
4.81%, 11/15/26Ω	600,000	272,731

		797,308

Total U.S. Treasury Obligations (Cost $218,783,919)		215,362,657

	Shares
COMMON STOCK — 0.0%
Producer Durables — 0.0%
Nortek, Inc.+* (Cost $62,000)	1,362	54,480

PREFERRED STOCKS — 0.3%
CORTS Trust for Ford Motor Co.Δ	9,100	215,488
Federal Home Loan Mortgage Corporation	55,675	70,707
Federal National Mortgage Association	42,050	53,840
Motors Liquidation Co. CONV	40,650	346,745
Preferred Blocker (GMAC), Inc.	65	49,546
Wells Fargo & Co.	2,400	2,344,800

Total Preferred Stocks (Cost $4,809,846)		3,081,126

	Par
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC
0.05% ((dated 03/31/10, due 04/01/10, repurchase price $9,100,013, collateralized by U.S. Treasury Inflationary Note, 3.25%, due 12/31/16, total market value $9,288,000))	$9,100,000	9,100,000
Credit Suisse Securities
0.16% ((dated 03/31/10, due 04/01/10, repurchase price $5,300,094, collateralized by U.S. Treasury Note, 2.75%, due 02/15/19, total market value $5,830,000))	5,300,000	5,300,000

Total Repurchase Agreements (Cost $14,400,000)		14,400,000

	Shares
MONEY MARKET FUNDS — 17.1%
GuideStone Money Market Fund (GS4 Class)¥	40,639,564	40,639,564
Northern Institutional Liquid Assets Portfolio§	138,628,003	138,628,003

Total Money Market Funds (Cost $179,267,567)		179,267,567

TOTAL INVESTMENTS — 119.2% (Cost $1,285,819,054)		1,250,359,108

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $114.00, Expires 04/23/10 (CITI)	(53)	(6,625)
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 04/23/10 (JPM)	(183)	(8,578)
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 05/22/10 (JPM)	(83)	(14,266)
5-Year U.S. Treasury Futures, Strike Price $0.80, Expires 06/16/10 (BTAB)	(80)	(2,006)
90-Day Eurodollar Futures, Strike Price $99.125, Expires 09/14/10 (GSC)	(15)	(14,531)
90-Day Eurodollar Futures, Strike Price $99.38, Expires 06/15/10	(13)	(8,613)

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
30-Year Federal National Mortgage Association, Strike Price $101.17187, Expires 06/08/10	$(10,100,000)	$(25,377)
3-Month LIBOR, Strike Price $3.25, Expires 04/20/10 (BNP)	(1,500,000)	(13)
3-Month LIBOR, Strike Price $3.25, Expires 04/20/10 (DEUT)	(14,100,000)	(124)
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (BAR)	(5,100,000)	(11,089)
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (CS)	(1,400,000)	(3,044)
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (RBS)	(3,500,000)	(7,610)
3-Month LIBOR, Strike Price $3.50, Expires 06/14/10 (MSCS)	(4,000,000)	(11,482)
3-Month LIBOR, Strike Price $3.60, Expires 05/21/10 (CS)	(1,000,000)	(3,365)
3-Month LIBOR, Strike Price $3.60, Expires 05/21/10 (SSB)	(1,400,000)	(4,712)
U.S. Dollar vs. Japanese Yen, Strike Price $88.00, Expires 04/21/10 (SSB)	(40,000)	(31,058)

		(152,493)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $114.00, Expires 05/21/10 (JPM)	(76)	(26,125)
10-Year U.S. Treasury Note Futures, Strike Price $115.00, Expires 05/21/10 (JPM)	(7)	(4,047)
5-Year U.S. Treasury Note Futures, Strike Price $1.30, Expires 06/17/10 (BTAB)	(80)	(417)
90-Day Eurodollar Futures, Strike Price $98.625, Expires 09/14/10 (GSC)	(66)	(2,475)

	Notional Amount
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	$(100,000)	(40)
3-Month LIBOR, Strike Price $3.25, Expires 10/29/10 (CS)	(4,100,000)	(13,322)
3-Month LIBOR, Strike Price $4.00, Expires 05/21/10 (SSB)	(1,400,000)	(7,755)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (MSCS)	(9,800,000)	(58,309)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (RBS)	(10,400,000)	(61,879)
3-Month LIBOR, Strike Price $4.10, Expires 05/21/10 (CS)	(1,000,000)	(5,540)
3-Month LIBOR, Strike Price $4.25, Expires 04/19/10 (BNP)	(1,500,000)	(405)
3-Month LIBOR, Strike Price $4.50, Expires 06/14/10 (MSCS)	(4,000,000)	(8,068)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (BAR)	(5,100,000)	(23,872)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (CITI)	(9,900,000)	(46,339)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (CS)	(1,400,000)	(6,553)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (RBS)	(3,500,000)	(16,383)
3-Month LIBOR, Strike Price $5.00, Expires 10/29/10 (CS)	(4,100,000)	(23,175)
U.S. Dollar vs. Japanese Yen, Strike Price $88.00, Expires 04/21/10 (SSB)	(40,000)	(240)

		(304,944)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	(300,000)	(119)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (DEUT)	(500,000)	(199)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(5,600,000)	(2,225)
3-Month LIBOR, Strike Price $4.25, Expires 04/20/10 (BTAB)	(23,000,000)	(6,211)
3-Month LIBOR, Strike Price $4.25, Expires 04/20/10 (MSCS)	(11,200,000)	(3,025)
3-Month LIBOR, Strike Price $6.00, Expires 09/01/10 (MSCS)	(16,200,000)	(1,776)

		(13,555)

Total Written Options (Premiums received $(1,451,663))		(470,992)

	Par
TBA SALE COMMITMENTS — (3.3)%
Federal National Mortgage Association (JPM)
5.50%, 04/01/38 TBA (Cost $(34,644,844))	$(33,000,000)	(34,778,898)

Liabilities in Excess of Other Assets — (15.9)%		(166,481,118)

NET ASSETS — 100.0%		$1,048,628,100

Please see abbreviation and footnote definitions on page 106.

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2010:

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Target Corporation, 5.88% due 03/01/12	(0.11)%		06/20/12	MSCS	USD	$1,200,000	$4,322	$—	$4,322
CitiFinancial, 6.63% due 06/01/15	(0.15)%		06/20/15	BAR	USD	300,000	19,942	—	19,942
DaimlerChrysler NA Holdings, 5.75 due 09/08/11	0.5	8%	06/20/16	BAR	USD	900,000	(1,737)	—	(1,737)
OMNICOM Goup, Inc., 5.90% due 04/15/16	(0.39)%		06/20/16	MSCS	USD	700,000	19,346	—	19,346
Dominion Resources, 6.00% due 11/30/17	(0.69)%		12/20/17	CITI	USD	3,800,000	(6,964)	—	(6,964)
Nabors Industries, 5.375% due 05/15/12	(1.00)%		03/20/19	BNP	USD	3,900,000	147,921	12,034	135,887

						$10,800,000	$182,830	$12,034	$170,796

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Russian Federation, 7.50% due 03/31/30	133.01%	1.00%	12/20/10	CITI	USD	$3,700,000	$13,146	$1,274	$11,872
Russian Federation, 7.50% due 12/20/10	359.04%	1.00%	12/20/10	DEUT	USD	100,000	355	255	100
Federated Republic of Brazil, 12.25% due 03/06/30	60.04%	1.04%	05/20/17	DEUT	USD	1,000,000	(20,300)	—	(20,300)
GMAC LLC, 6.88% due 08/28/12	2215.51%	3.53%	09/20/17	DEUT	USD	4,100,000	(874)	—	(874)

						$8,900,000	$(7,673)	$1,529	$(9,202)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.60)%	06/20/12	MLCS	USD	$1,200,000	$12,170	$—	$12,170
Dow Jones CDX IG514 Index	(1.00)%	06/20/15	DEUT	USD	7,700,000	(51,190)	(48,196)	(2,994)
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	MSCS	USD	7,163,200	209,418	84,080	125,338
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	DEUT	USD	12,003,200	(228,100)	(400,232)	172,132
Dow Jones CDX IG9 Index	(8.00)%	06/20/18	RBS	USD	3,000,800	(57,025)	(73,413)	16,388

					$31,067,200	$(114,727)	$(437,761)	$323,034

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
ABX.HE.AAA Index	N/A	3.95%	08/25/37	CS	USD	$1,000,000	$(629,983)	$(254,663)	$(375,320)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
KWCDC Index	(2.82)%	01/28/11	DEUT	KRW	$927,000,000	$(88)	$—	$(88)
KWCDC Index	(2.83)%	01/28/11	JPM	KRW	901,000,000	(1,457)	—	(1,457)
KWCDC Index	(3.87)%	06/12/11	DEUT	KRW	400,000,000	174	(24)	198
KWCDC Index	(3.90)%	06/15/11	JPM	KRW	720,000,000	5,285	(15)	5,300
KWCDC Index	(3.72)%	06/22/11	JPM	KRW	2,300,000,000	11,308	(40)	11,348
KWCDC Index	(3.69)%	06/26/11	DEUT	KRW	2,280,000,000	223	(111)	334
KWCDC Index	3.62%	07/06/11	DEUT	KRW	964,630,000	2,506	—	2,506
KWCDC Index	36.26%	07/07/11	DEUT	KRW	1,611,662,000	4,159	—	4,159
KWCDC Index	3.66%	07/08/11	JPM	KRW	766,531,000	6,030	—	6,030
Brazil CETIP Interbank Deposit	1.00%	01/02/12	DEUT	USD	11,300,000	43,789	48,164	(4,375)
Brazil CETIP Interbank Deposit	11.02%	01/02/12	UBS	BRL	1,600,000	3,248	—	3,248
Brazil CETIP Interbank Deposit	11.67%	01/02/12	HSBC	USD	3,100,000	33,942	19,046	14,896
3-Month BRR CDI Index	10.12%	01/02/12	MSCS	BRL	8,000,000	(177,209)	(63,371)	(113,838)
Brazil CETIP Interbank Deposit	11.65%	02/02/12	MSCS	BRL	2,300,000	25,183	14,934	10,249
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	15,600,000	16,055	35,058	(19,003)
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	(1,785)	546	(2,331)
3-Month LIBOR	(3.25)%	06/16/17	BOA	USD	5,900,000	81,268	146,846	(65,578)
3-Month LIBOR	(3.25)%	06/16/17	CITI	USD	5,900,000	81,268	68,670	12,598

					$10,926,223,000	$133,899	$269,703	$(135,804)

Total Swap agreements outstanding at March 31, 2010						$(435,654)	$(409,158)	$(26,496)

Please see abbreviation and footnote definitions on page 106.

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Mortgage-Backed Securities	32.7
Corporate Bonds	23.9
U.S. Treasury Obligations	20.5
Money Market Funds	17.1
Foreign Bonds	13.4
Futures Contracts	7.1
Forward Foreign Currency Contracts	4.3
Asset-Backed Securities	4.2
Agency Obligations	3.7
Municipal Bonds	1.8
Repurchase Agreements	1.4
Preferred Stocks	0.3
Loan Agreements	0.2
Common Stock	—	**
Purchased Options	—	**
Swap Agreements	—	**
Written Options	—	**
TBA Sale Commitments	(3.3)

	127.3

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stock	$54,480	$—
Futures Contracts	—	1,803,040
Money Market Funds	179,267,567	—
Purchased Options	27,947	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	38,567,535	—
Asset-Backed Securities	39,805,301	—
Corporate Bonds	250,857,212	—
Foreign Bonds	140,565,364	—
Loan Agreements	2,501,300	—
Mortgage-Backed Securities	342,437,569	—
Municipal Bonds	19,354,842	—
Preferred Stocks	3,081,126	—
Repurchase Agreements	14,400,000	—
U.S. Treasury Obligations	215,362,657	—
Level 3 — Significant Unobservable Inputs
Asset-Backed Securities	4,076,208	—
Common Stock	—	—

Total Assets	$1,250,359,108	$1,803,040

Liabilities:
Level 1 — Quoted Prices
Written Options	$(141,934)	$—
Level 2 — Other Significant Observable Inputs
Forward Foreign Currency Contracts	—	(76,314)
TBA Sale Commitments	(34,778,898)	—
Swap Agreements	—	(435,654)
Written Options	(329,058)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(35,249,890)	$(511,968)

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Asset-Backed Securities	$47,671	$—
Accrued discounts/premiums
Asset-Backed Securities	—	—
Realized gain (loss)
Asset-Backed Securities	—	—
Change in unrealizedappreciation (depreciation)
Asset-Backed Securities	6,810	—
Net purchases (sales)
Asset-Backed Securities	—	—
Transfers in and/or out of Level 3
Asset-Backed Securities	4,021,727	—

Balance, 03/31/10	$4,076,208	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 7.3%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$11,500,000	$12,801,852
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	10,650,000	11,747,988
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,765,990
Discover Card Master Trust
5.65%, 03/16/20	7,600,000	8,326,316

Total Asset-Backed Securities (Cost $31,628,812)		34,642,146

CORPORATE BONDS — 54.4%
Aflac, Inc.
8.50%, 05/15/19	2,700,000	3,256,303
Alcoa, Inc.
5.87%, 02/23/22	10,000	9,207
6.75%, 01/15/28	235,000	217,921
5.95%, 02/01/37	5,326,000	4,380,033
Allegheny Technologies, Inc.
9.38%, 06/01/19	3,613,000	4,210,482
American Express Co.
8.15%, 03/19/38	6,202,000	8,055,722
American International Group, Inc.
5.45%, 05/18/17	30,000	27,638
5.85%, 01/16/18	120,000	111,670
Anadarko Petroleum Corporation
6.45%, 09/15/36	1,840,000	1,881,203
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	226,665
AT&T Corporation
6.50%, 03/15/29	125,000	127,430
6.50%, 09/01/37	11,315,000	11,771,108
Avnet, Inc.
6.00%, 09/01/15	875,000	922,492
Bank of America Corporation
7.63%, 06/01/19	8,290,000	9,498,624
Barclays Financial LLC
4.06%, 09/16/10 144A(W)	730,000,000	646,598
Bell South Telecommunications, Inc.
7.00%, 12/01/95	1,000,000	1,001,013
Boeing Co.
5.88%, 02/15/40	724,000	744,656
Bruce Mansfield Unit
6.85%, 06/01/34@	1,244,664	1,262,637
Camden Property Trust
5.70%, 05/15/17	25,000	24,620
Caterpillar Financial Services Corporation
6.13%, 02/17/14	1,225,000	1,381,709
5.85%, 09/01/17Δ	100,000	108,563
5.45%, 04/15/18Δ	35,000	37,088
Caterpillar, Inc.
8.25%, 12/15/38	1,000,000	1,341,246
Chesapeake Energy Corporation
6.50%, 08/15/17	45,000	43,763
6.88%, 11/15/20	320,000	312,800
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/19 144AΔ	1,185,000	1,417,038
CIT Group, Inc.
7.00%, 05/01/13	102,626	100,573
7.00%, 05/01/14	153,940	145,858
7.00%, 05/01/15	153,940	143,934
7.00%, 05/01/16	256,570	237,327
7.00%, 05/01/17Δ	359,197	332,257
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,421,006
5.88%, 05/29/37	4,141,000	3,742,097
8.13%, 07/15/39	4,174,000	4,833,191
Comcast Corporation
5.65%, 06/15/35	660,000	613,009
6.50%, 11/15/35	555,000	570,261
6.45%, 03/15/37	2,415,000	2,467,261
6.95%, 08/15/37	625,000	678,291
Commonwealth Edison Co.
4.75%, 12/01/11@	201,000	201,491
ConocoPhillips
5.90%, 05/15/38Δ	1,000,000	1,035,655
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,959,572	2,150,631
8.31%, 04/02/18Δ	431,948	410,351
7.57%, 03/15/20	243,334	231,168
Corning, Inc.
6.20%, 03/15/16	230,000	251,446
7.25%, 08/15/36	850,000	913,471
Cummins, Inc.
6.75%, 02/15/27	1,000,000	956,815
7.13%, 03/01/28	425,000	421,147
5.65%, 03/01/98	1,520,000	942,263
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	935,232
DCP Midstream LP
6.45%, 11/03/36 144AΔ	490,000	487,378
Dillard’s, Inc.
7.75%, 07/15/26	890,000	760,950
7.00%, 12/01/28	500,000	402,500
Dow Chemical Co.
9.40%, 05/15/39	4,331,000	5,822,956
Duke Realty LP
5.95%, 02/15/17Δ	70,000	68,916
First Industrial LP
7.60%, 07/15/28	1,000,000	807,126
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	930,000
Ford Motor Co.
6.63%, 10/01/28	680,000	574,600
6.38%, 02/01/29	1,255,000	1,025,962
General Electric Capital Corporation
4.88%, 03/04/15	510,000	536,504
5.63%, 05/01/18	30,000	31,401
6.75%, 03/15/32	4,865,000	5,162,115
6.15%, 08/07/37	6,114,000	5,998,403
5.88%, 01/14/38	150,000	143,087
Georgia-Pacific LLC
8.00%, 01/15/24	30,000	31,950
7.38%, 12/01/25	240,000	240,000
7.25%, 06/01/28	300,000	298,500
7.75%, 11/15/29	2,700,000	2,713,500
8.88%, 05/15/31	60,000	65,400

See Notes to Schedules of Investments

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GMAC, Inc.
6.88%, 08/28/12	$158,000	$160,963
8.00%, 11/01/31	199,000	191,040
Goldman Sachs Group, Inc.
5.00%, 10/01/14	815,000	857,380
5.38%, 03/15/20	415,000	411,945
GTE Corporation
6.94%, 04/15/28	10,000	10,526
Halliburton Co.
7.45%, 09/15/39	3,070,000	3,758,245
HCA, Inc.
7.58%, 09/15/25	1,000,000	910,000
7.05%, 12/01/27	500,000	430,000
HCP, Inc.
6.00%, 03/01/15	1,500,000	1,540,061
Highwoods Realty LP
5.85%, 03/15/17	260,000	248,862
7.50%, 04/15/18	1,500,000	1,524,596
Historic TW, Inc.
6.63%, 05/15/29	60,000	63,437
Home Depot, Inc.
5.88%, 12/16/36	875,000	851,932
HSBC Bank USA NA
7.00%, 01/15/39	5,948,000	6,543,758
Intel Corporation 3.25%,
08/01/39 CONV 144AΔ	1,155,000	1,390,331
International Paper Co.
8.70%, 06/15/38	2,643,000	3,274,804
iStar Financial, Inc.
8.63%, 06/01/13	635,000	549,275
5.95%, 10/15/13	305,000	247,050
5.70%, 03/01/14	1,171,000	942,655
JC Penney Corporation, Inc.
6.38%, 10/15/36	810,000	758,363
JPMorgan Chase Capital XXV
6.80%, 10/01/37	5,360,000	5,351,976
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	264,002
Kraft Foods, Inc.
6.50%, 11/01/31	1,700,000	1,754,981
7.00%, 08/11/37	525,000	578,076
6.88%, 02/01/38	3,243,000	3,519,702
6.50%, 02/09/40	3,248,000	3,377,124
Lennar Corporation
5.60%, 05/31/15Δ	935,000	892,925
6.50%, 04/15/16Δ	625,000	605,469
Lowe’s Cos., Inc.
6.65%, 09/15/37	2,362,000	2,655,334
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	222,000
Manufacturers & Traders Trust Co.
6.63%, 12/04/17	8,970,000	9,625,124
Mead Corporation
7.55%, 03/01/47	515,000	490,781
MetLife, Inc.
7.72%, 02/15/19	7,300,000	8,538,007
Morgan Stanley
4.75%, 04/01/14	100,000	102,200
5.45%, 01/09/17	5,000	5,077
5.55%, 04/27/17Δ	185,000	189,481
6.63%, 04/01/18	70,000	74,777
5.63%, 09/23/19	195,000	194,665
6.25%, 08/09/26Δ	100,000	102,054
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	560,514
7.30%, 01/15/28Δ	690,000	740,758
Motorola, Inc.
6.50%, 09/01/25	265,000	257,954
6.50%, 11/15/28Δ	705,000	663,556
6.63%, 11/15/37	115,000	108,258
Nextel Communications, Inc.
6.88%, 10/31/13	215,000	210,700
5.95%, 03/15/14	325,000	304,688
7.38%, 08/01/15Δ	550,000	525,250
NGPL PipeCo LLC
7.12%, 12/15/17 144A	640,000	718,790
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,090,735
6.40%, 03/15/18	1,640,000	1,761,176
Nortel Networks Capital Corporation
7.88%, 06/15/26#	450,000	326,250
Nucor Corporation
6.40%, 12/01/37	3,000,000	3,226,656
Owens Corning, Inc.
6.50%, 12/01/16	240,000	254,339
7.00%, 12/01/36	3,905,000	3,837,444
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,376,675
Prologis
5.63%, 11/15/15Δ	35,000	34,742
Pulte Homes, Inc.
5.20%, 02/15/15	38,000	36,622
7.88%, 06/15/32Δ	1,500,000	1,380,000
6.38%, 05/15/33	1,000,000	805,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	1,015,000
6.88%, 09/15/33	2,250,000	2,182,500
Sempra Energy
6.00%, 10/15/39	8,268,000	8,141,930
SLM Corporation
5.00%, 10/01/13	250,000	239,027
5.38%, 05/15/14	200,000	189,609
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,861,557
Sprint Capital Corporation
6.90%, 05/01/19	55,000	50,600
6.88%, 11/15/28Δ	2,350,000	1,903,500
8.75%, 03/15/32	20,000	18,650
Target Corporation
6.50%, 10/15/37	5,400,000	5,896,125
7.00%, 01/15/38	2,330,000	2,702,218
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	796,532
Textron, Inc.
6.63%, 04/07/20(U)	160,000	224,590
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,075,617
6.75%, 06/15/39Δ	3,770,000	3,967,680
Time Warner, Inc.
7.63%, 04/15/31	35,000	40,085
6.50%, 11/15/36Δ	40,000	41,222

See Notes to Schedules of Investments

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Time Warner Entertainment Co. LP
8.38%, 07/15/33	$1,049,000	$1,266,986
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,283,698
Toro Co.
6.63%, 05/01/37@	300,000	265,513
Union Pacific Resources Group
7.15%, 05/15/28	250,000	274,308
United Technologies Corporation
6.13%, 07/15/38	3,548,000	3,797,293
UnitedHealth Group, Inc.
5.80%, 03/15/36	2,095,000	1,968,246
6.50%, 06/15/37	767,000	782,217
6.63%, 11/15/37	2,526,000	2,634,277
Verizon Communications, Inc.
5.85%, 09/15/35	2,420,000	2,362,973
6.40%, 02/15/38	968,000	1,007,649
6.90%, 04/15/38	1,000,000	1,106,488
8.95%, 03/01/39	105,000	142,833
7.35%, 04/01/39Δ	979,000	1,138,192
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	40,831
Verizon New York, Inc.
7.38%, 04/01/32	385,000	415,045
Wachovia Bank NA
5.85%, 02/01/37	6,077,000	5,693,389
6.60%, 01/15/38	3,757,000	3,877,930
WellPoint, Inc.
5.95%, 12/15/34	846,000	830,354
6.38%, 06/15/37Δ	2,766,000	2,849,246
Western Union Co.
6.20%, 11/17/36Δ	5,155,000	5,259,667
Weyerhaeuser Co.
8.50%, 01/15/25Δ	520,000	542,340
Williams Cos., Inc.
7.50%, 01/15/31	926,000	1,020,258
7.75%, 06/15/31	60,000	67,494
8.75%, 03/15/32Δ	52,000	63,525
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,475,018
XTO Energy, Inc.
6.10%, 04/01/36Δ	50,000	54,378

Total Corporate Bonds (Cost $242,750,711)		256,849,887

FOREIGN BONDS — 26.5%
Australia — 2.6%
Barrick Australia Finance, Ltd.
5.95%, 10/15/39Δ	5,383,000	5,319,567
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12	60,000	56,977
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	1,050,439
6.00%, 05/01/12(A)	60,000	55,799
Qantas Airways, Ltd.
6.05%, 04/15/16 144AΔ	345,000	356,952
Queensland Treasury Corporation
6.00%, 06/14/11(A)	785,000	729,878
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28Δ	4,157,000	4,771,085

		12,340,697

Brazil — 0.3%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,441,153

Canada — 6.1%
British Columbia Generic Residual
3.05%, 06/09/14 STRIP(C)Ω	7,230,000	6,221,651
Canada Generic Residual
4.26%, 06/01/25 STRIP(C)Ω	3,685,000	1,910,257
Canadian Pacific Railroad Co. NY
7.13%, 10/15/31	500,000	542,525
Methanex Corporation
6.00%, 08/15/15	25,000	22,615
Ontario Generic Residual
4.83%, 07/13/22 STRIP(C)Ω	3,900,000	2,113,868
5.08%, 03/08/29 STRIP(C)Ω	7,000,000	2,581,106
Saskatchewan Residual
3.07%, 04/10/14 STRIP(C)Ω	6,500,000	5,622,262
4.65%, 02/04/22 STRIP(C)Ω	3,000,000	1,643,775
Talisman Energy, Inc.
5.85%, 02/01/37Δ	670,000	644,367
6.25%, 02/01/38	450,000	459,424
TransCanada Pipelines, Ltd.
6.20%, 10/15/37Δ	6,291,000	6,544,439
7.63%, 01/15/39	360,000	440,117

		28,746,406

Cayman Islands — 0.6%
Enersis SA
7.40%, 12/01/16Δ	625,000	686,342
Transocean, Inc.
1.50%, 12/15/37 CONV	60,000	57,750
XL Capital, Ltd.
6.38%, 11/15/24Δ	585,000	558,250
6.25%, 05/15/27Δ	1,530,000	1,446,271

		2,748,613

Finland — 0.3%
Nokia OYJ
6.63%, 05/15/39Δ	1,411,000	1,553,409

France — 1.8%
EDF SA
6.95%, 01/26/39 144A	1,400,000	1,612,643
5.60%, 01/27/40 144A	7,290,000	7,061,575

		8,674,218

Ireland — 0.0%
Elan Finance PLC
8.88%, 12/01/13Δ	85,000	87,975

Italy — 0.2%
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	380,924
6.00%, 09/30/34Δ	415,000	369,272

		750,196

Luxembourg — 1.1%
Covidien International Finance SA
6.55%, 10/15/37	4,807,000	5,391,392

See Notes to Schedules of Investments

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	$225,000	$274,976

Mexico — 1.0%
Mexican Bonos
9.00%, 12/20/12(M)	11,350,000	989,152
7.25%, 12/15/16(M)	13,150,000	1,065,508
8.00%, 12/07/23(M)	34,000,000	2,759,599

		4,814,259

Netherlands — 1.8%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	7,500,000	8,503,673

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	98,748
4.25%, 05/19/17(K)	11,940,000	2,106,392

		2,205,140

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	332,500	339,150

Supranational — 1.9%
Inter-American Development Bank
6.00%, 12/15/17(Z)	7,865,000	5,645,197
International Bank For Reconstruction & Development
1.43%, 03/05/14	4,700,000	3,270,000

		8,915,197

United Kingdom — 8.2%
Barclays Bank PLC
10.18%, 06/12/21 144A	7,312,000	9,559,782
HBOS PLC
6.75%, 05/21/18 144A	1,543,000	1,419,856
HSBC Holdings PLC
6.80%, 06/01/38Δ	2,000,000	2,151,628
Lloyds TSB Bank PLC
5.80%, 01/13/20 144A	8,971,000	8,768,973
Standard Chartered Bank
6.40%, 09/26/17 144A	9,027,000	9,571,283
Tesco PLC
6.15%, 11/15/37 144A	5,800,000	6,133,674
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	1,027,680

		38,632,876

Total Foreign Bonds (Cost $114,865,297)		125,419,330

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation 5.00%, 12/01/31 (Cost $131,753)	139,522	145,180

MUNICIPAL BONDS — 4.2%
Los Angeles Unified School District, Series KRY General Obligation Bond
5.76%, 07/01/29	2,280,000	2,128,905
5.75%, 07/01/34	3,415,000	3,127,969
New Jersey State Turnpike Authority Series F Revenue Bond
7.41%, 01/01/40	2,342,000	2,729,438
New York City Municipal Water Finance Authority
6.01%, 06/15/42	3,295,000	3,328,049
North Texas Tollway Authority Revenue Bond
6.72%, 01/01/49	3,620,000	3,800,131
State of California General Obligation Bond
7.50%, 04/01/34	2,135,000	2,205,135
7.55%, 04/01/39	2,260,000	2,338,806

Total Municipal Bonds (Cost $19,627,317)		19,658,433

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
4.50%, 08/15/39	10,757,000	10,390,595
4.38%, 11/15/39Δ	3,238,000	3,062,947
4.63%, 02/15/40	750,000	739,454

		14,192,996

U.S. Treasury STRIP
4.96%, 05/15/38ΩΔ	31,240,000	7,902,220

Total U.S. Treasury Obligations (Cost $24,245,875)		22,095,216

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONVΔ	330	27,786
El Paso Energy Capital Trust I CONV	5,350	198,592
Preferred Blocker (GMAC), Inc.	82	62,504

Total Preferred Stocks (Cost $278,115)		288,882

MONEY MARKET FUNDS — 14.4%
GuideStone Money Market Fund (GS4 Class)¥	6,241,711	6,241,711
Northern Institutional Liquid Assets Portfolio§	61,999,269	61,999,269

Total Money Market Funds (Cost $68,240,980)		68,240,980

TOTAL INVESTMENTS — 111.6% (Cost $501,768,860)		527,340,054

Liabilities in Excess of Other Assets — (11.6)%		(54,923,969)

NET ASSETS — 100.0%		$472,416,085

Please see abbreviation and footnote definitions on page 106.

See Notes to Schedules of Investments

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	54.4
Foreign Bonds	26.5
Money Market Funds	14.4
Asset-Backed Securities	7.3
U.S. Treasury Obligations	4.7
Municipal Bonds	4.2
Preferred Stocks	0.1
Mortgage-Backed Security	—	**

	111.6

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Funds	$68,240,980	$—
Preferred Stocks	288,882	—
Level 2 — Other Significant Observable Inputs
Asset-Backed Securities	34,642,146	—
Corporate Bonds	256,849,887	—
Foreign Bonds	125,419,330	—
Mortgage-Backed Security	145,180	—
Municipal Bonds	19,658,433	—
U.S. Treasury Obligations	22,095,216	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$527,340,054	$—

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 91.6%
U.S. Treasury Inflationary Index Bonds
2.38%, 04/15/11Δ	$885,000	$997,898
3.38%, 01/15/12	4,000,000	5,226,606
2.00%, 04/15/12Δ	1,660,000	1,857,713
3.00%, 07/15/12Δ	5,100,000	6,624,768
0.63%, 04/15/13Δ	600,000	627,337
1.88%, 07/15/13	5,645,000	7,050,987
2.00%, 01/15/14Δ	1,405,000	1,750,828
1.25%, 04/15/14	3,180,000	3,368,518
2.00%, 07/15/14Δ‡‡	3,585,000	4,387,588
1.63%, 01/15/15Δ	720,000	854,379
1.88%, 07/15/15Δ	2,010,000	2,372,204
2.00%, 01/15/16Δ	3,860,000	4,475,071
2.50%, 07/15/16Δ	1,290,000	1,513,724
2.38%, 01/15/17Δ	1,690,000	1,962,785
2.63%, 07/15/17	2,740,000	3,151,699
1.63%, 01/15/18Δ	1,220,000	1,292,393
1.38%, 07/15/18Δ	3,285,000	3,307,050
2.13%, 01/15/19Δ	1,695,000	1,804,187
1.88%, 07/15/19Δ	1,060,000	1,109,311
1.38%, 01/15/20	4,305,000	4,234,457
2.38%, 01/15/25Δ	4,230,000	5,098,736
2.00%, 01/15/26Δ	2,730,000	2,970,604
2.38%, 01/15/27Δ	2,200,000	2,467,760
1.75%, 01/15/28Δ	4,380,000	4,297,332
3.63%, 04/15/28Δ	1,020,000	1,669,001
2.50%, 01/15/29	4,620,000	4,939,095
3.88%, 04/15/29	2,780,000	4,657,198
3.38%, 04/15/32	300,000	445,095
2.13%, 02/15/40	3,322,000	3,310,529

Total U.S. Treasury Obligations (Cost $86,446,461)		87,824,853

	Shares
MONEY MARKET FUNDS — 24.4%
GuideStone Money Market Fund (GS4 Class)¥	11,357,816	11,357,816
Northern Institutional Liquid Assets Portfolio§	12,062,123	12,062,123

Total Money Market Funds (Cost $23,419,939)		23,419,939

TOTAL INVESTMENTS — 116.0% (Cost $109,866,400)		111,244,792

Liabilities in Excess of Other Assets — (16.0)%		(15,346,314)

NET ASSETS — 100.0%		$95,898,478

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	91.6
Money Market Funds	24.4
Futures Contracts	6.3

122.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$24,669
Money Market Funds	23,419,939	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	87,824,853	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$111,244,792	$24,669

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 1.8%
Bear Stearns Asset-Backed Securities Trust
0.73%, 10/25/33 STEP	$111,526	$96,654
Capital One Multi-Asset Execution Trust
0.26%, 03/16/15†	720,000	713,450
Carrington Mortgage Loan Trust
0.57%, 10/25/35†	72,738	68,312
Chase Issuance Trust
0.48%, 04/15/19†	760,000	695,374
Citibank Credit Card Issuance Trust
6.30%, 06/20/14	710,000	751,196
Discover Card Master Trust I
0.32%, 06/16/15†	655,000	646,381
GMAC Mortgage Corporation Loan Trust
0.43%, 12/25/36†	1,263,045	650,804
Lehman XS Trust
0.34%, 02/25/37†	306,487	269,709
Morgan Stanley Mortgage Loan Trust
0.37%, 10/25/36†	27,465	27,029
Origen Manufactured Housing
0.38%, 11/15/18†	61,847	58,823
Residential Asset Securities Corporation
6.35%, 03/25/32	57,911	47,103
Security National Mortgage Loan Trust
0.53%, 01/25/37 144A†	158,912	144,285

Total Asset-Backed Securities (Cost $4,633,427)		4,169,120

CORPORATE BONDS — 42.9%
ACCO Brands Corporation
10.63%, 03/15/15 144AΔ	105,000	115,238
Advanced Micro Devices, Inc.
8.13%, 12/15/17 144AΔ	25,000	25,875
AES Corporation
8.38%, 03/01/11(U)	50,000	77,013
8.75%, 05/15/13 144A	312,000	318,240
8.00%, 10/15/17	315,000	321,300
Affinion Group, Inc.
10.13%, 10/15/13	110,000	113,300
11.50%, 10/15/15	105,000	108,150
Alcoa, Inc.
5.87%, 02/23/22	5,000	4,604
6.75%, 01/15/28	185,000	171,555
5.95%, 02/01/37	65,000	53,455
Allied Waste North America, Inc.
7.13%, 05/15/16	225,000	244,710
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	141,750
American Express Credit Corporation
5.13%, 08/25/14Δ	390,000	414,481
American General Finance Corporation
5.75%, 09/15/16	700,000	600,657
American Greetings Corporation
7.38%, 06/01/16	30,000	30,075
American International Group, Inc.
5.45%, 05/18/17	25,000	23,032
5.85%, 01/16/18	100,000	93,058
Amkor Technology, Inc.
7.75%, 05/15/13	660,000	667,425
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	21,819
Appleton Papers, Inc.
11.25%, 12/15/15 144A	102,000	94,350
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	142,450
Ashton Woods USA LLC 29.92%,
06/30/15 STEP 144AΩ@	20,800	8,715
Associates Corporation of North America
6.95%, 11/01/18	125,000	131,944
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,000	126,831
AT&T Corporation
6.50%, 03/15/29	580,000	591,277
AT&T, Inc.
6.45%, 06/15/34	115,000	117,662
6.55%, 02/15/39	220,000	232,042
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	994,774
Bank of America Corporation
4.63%, 02/07/17	350,000	464,524
Belden & Blake Corporation
8.75%, 07/15/12	165,000	155,100
Berry Petroleum Co.
10.25%, 06/01/14	80,000	88,600
Biomet, Inc.
10.00%, 10/15/17	20,000	22,150
10.38%, 10/15/17 PIK	535,000	591,175
Blockbuster, Inc.
11.75%, 10/01/14 144AΔ	135,000	100,238
Boston Scientific Corporation
7.00%, 11/15/35	215,000	193,958
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14#@	105,000	10
Caterpillar Financial Services Corporation
6.13%, 02/17/14	40,000	45,117
5.45%, 04/15/18Δ	25,000	26,491
CC Holdings GS V LLC
7.75%, 05/01/17 144A	350,000	383,250
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	96,500
Ceridian Corporation
12.25%, 11/15/15 144AΔ	63,900	61,504
Charter Communications Operating LLC
10.88%, 09/15/14 144A	140,000	157,325
Chesapeake Energy Corporation
6.50%, 08/15/17Δ	1,190,000	1,157,275
6.25%, 01/15/18Δ	30,000	28,725

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.25%, 12/15/18	$110,000	$110,550
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	466,875
CII Carbon LLC
11.13%, 11/15/15 144A	190,000	192,850
Cincinnati Bell Telephone[br}Co. LLC
6.30%, 12/01/28Δ	155,000	123,225
CIT Group, Inc.
7.00%, 05/01/13Δ	61,634	60,401
7.00%, 05/01/14	92,453	87,599
7.00%, 05/01/15	92,453	86,444
7.00%, 05/01/16	154,090	142,533
7.00%, 05/01/17Δ	215,726	199,547
Citigroup, Inc.
6.38%, 08/12/14	1,355,000	1,448,926
7.38%, 09/04/19	490,000	755,583
CMP Susquehanna Radio Holdings Corporation
9.88%, 05/15/14 144A@	6,000	1,793
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	21,181
6.80%, 11/15/15	125,000	140,187
Comcast Corporation
6.50%, 01/15/17	60,000	66,795
5.65%, 06/15/35	335,000	311,149
Community Health Systems, Inc.
8.88%, 07/15/15	100,000	103,750
Complete Production Services, Inc.
8.00%, 12/15/16Δ	80,000	79,600
Consol Energy, Inc.
8.25%, 04/01/20 144A	210,000	216,825
Continental Airlines, Inc.
9.00%, 07/08/16	1,224,733	1,344,144
5.98%, 04/19/22	545,000	535,462
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	95,719
6.25%, 05/15/16	280,000	287,837
Cricket Communications, Inc.
7.75%, 05/15/16Δ	150,000	156,375
Cummins, Inc.
5.65%, 03/01/98	1,500,000	929,865
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	230,000	216,200
Delta Air Lines, Inc.
9.50%, 09/15/14 144AΔ	40,000	42,250
8.02%, 08/10/22	101,568	93,443
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	305,924
Developers Diversified Realty Corporation
5.38%, 10/15/12	315,000	314,832
DI Finance
9.50%, 02/15/13	145,000	147,538
DISH DBS Corporation
7.00%, 10/01/13Δ	600,000	627,000
DR Horton, Inc.
6.50%, 04/15/16	345,000	347,588
Dynegy Holdings, Inc.
7.50%, 06/01/15Δ	307,000	256,345
7.75%, 06/01/19Δ	746,000	566,960
Edison Mission Energy
7.63%, 05/15/27	180,000	116,100
El Paso Corporation
8.25%, 02/15/16	335,000	359,288
El Paso Natural Gas Co.
8.63%, 01/15/22Δ	90,000	109,473
8.38%, 06/15/32	75,000	88,151
El Pollo Loco, Inc.
11.75%, 12/01/12	20,000	20,700
11.75%, 11/15/13	175,000	156,625
Embarq Corporation
8.00%, 06/01/36	1,245,000	1,265,838
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	790,004	541,153
6.50%, 11/15/24	370,000	194,250
6.55%, 11/15/34	300,000	156,000
Energy Transfer Partners LP
9.00%, 04/15/19	100,000	122,990
Enterprise Products Operating LLC
9.75%, 01/31/14Δ	160,000	194,447
8.38%, 08/01/45†	60,000	60,974
Erac USA Finance Co.
6.38%, 10/15/17 144A	245,000	265,477
7.00%, 10/15/37 144A	1,065,000	1,101,353
First Niagara Financial Group, Inc.
6.75%, 03/19/20	1,140,000	1,154,103
FirstEnergy Corporation
7.38%, 11/15/31	45,000	46,697
Ford Motor Co.
4.25%, 11/15/16Δ	830,000	1,246,038
6.63%, 10/01/28	850,000	718,250
Ford Motor Credit Co., LLC
3.00%, 01/13/12†	37,500	36,469
7.50%, 08/01/12Δ	500,000	518,014
7.00%, 10/01/13	650,000	673,095
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	330,000	367,617
Freescale Semiconductor, Inc.
10.13%, 12/15/16	130,000	115,700
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	47,205
Frontier Communications Corporation
7.13%, 03/15/19Δ	120,000	114,600
7.88%, 01/15/27	405,000	366,525
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	145,419
7.63%, 12/10/14(Z)	905,000	685,871
4.88%, 03/04/15	370,000	389,228
6.50%, 09/28/15(Z)	255,000	182,217
6.75%, 09/26/16(Z)	150,000	107,416
5.63%, 05/01/18	25,000	26,168
6.00%, 08/07/19	410,000	434,011
6.75%, 03/15/32	30,000	31,832
5.88%, 01/14/38	100,000	95,391
Georgia-Pacific LLC
8.00%, 01/15/24	355,000	378,075
8.88%, 05/15/31	785,000	855,650

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GMAC, Inc.
5.75%, 05/21/10	$117,000	$116,927
5.38%, 06/06/11	415,000	416,038
6.00%, 12/15/11	1,016,000	1,028,700
7.50%, 12/31/13 144A	87,000	89,392
6.75%, 12/01/14 144AΔ	399,000	400,995
8.00%, 12/31/18 144A	104,000	103,480
8.00%, 11/01/31	389,000	373,440
Goldman Sachs Group, Inc.
5.00%, 10/01/14	600,000	631,200
5.13%, 10/23/19	500,000	687,932
5.38%, 03/15/20	300,000	297,791
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	598,575
GXS Worldwide, Inc.
9.75%, 06/15/15 144A	570,000	551,475
H&E Equipment Services, Inc.
8.38%, 07/15/16Δ	120,000	116,700
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	395,561
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15#@	65,000	6
HCA, Inc.
8.75%, 11/01/10(U)	140,000	217,495
7.88%, 02/01/11Δ	240,000	247,050
6.25%, 02/15/13	480,000	478,800
5.75%, 03/15/14	40,000	37,950
6.38%, 01/15/15	870,000	830,850
7.19%, 11/15/15	205,000	194,238
6.50%, 02/15/16	220,000	209,825
9.25%, 11/15/16	60,000	63,938
9.63%, 11/15/16 PIK	596	640
7.50%, 12/15/23	555,000	510,600
8.36%, 04/15/24	90,000	85,725
7.69%, 06/15/25	775,000	720,750
7.58%, 09/15/25	570,000	518,700
Headwaters, Inc.
11.38%, 11/01/14 144AΔ	55,000	57,681
Hercules Offshore, Inc.
10.50%, 10/15/17 144AΔ	80,000	80,200
Hertz Corporation
8.88%, 01/01/14	250,000	258,125
Hess Corporation
8.13%, 02/15/19	220,000	268,610
Hexion US Finance Corporation
9.75%, 11/15/14Δ	1,170,000	1,199,250
Highwoods Realty LP
5.85%, 03/15/17	180,000	172,289
Home Depot, Inc.
5.88%, 12/16/36	1,690,000	1,645,447
Host Hotels & Resorts LP
2.63%, 04/15/27 144A	750,000	721,875
Idearc, Inc.
0.00%, 11/15/16+#	185,000	—
Intel Corporation
2.95%, 12/15/35Δ	580,000	572,025
3.25%, 08/01/39 CONV 144AΔ	460,000	553,725
Intelsat Corporation
9.25%, 08/15/14	270,000	278,100
International Lease Finance Corporation
5.00%, 04/15/10	45,000	45,004
5.63%, 09/15/10Δ	115,000	115,824
5.13%, 11/01/10	100,000	100,132
5.55%, 09/05/12	50,000	48,721
6.38%, 03/25/13	245,000	239,587
8.63%, 09/15/15 144A	210,000	215,199
International Paper Co.
7.95%, 06/15/18	635,000	743,044
iStar Financial, Inc.
5.65%, 09/15/11Δ	92,000	84,870
5.50%, 06/15/12	75,000	65,719
8.63%, 06/01/13	75,000	64,875
5.95%, 10/15/13	954,000	772,740
5.70%, 03/01/14	62,000	49,910
6.05%, 04/15/15Δ	20,000	15,200
5.88%, 03/15/16	22,000	16,720
Jarden Corporation
7.50%, 01/15/20	119,000	162,135
JC Penney Corporation, Inc.
6.38%, 10/15/36	1,270,000	1,189,038
7.63%, 03/01/38	1,300,000	1,183,000
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	110,700
JPMorgan Chase Bank NA
4.38%, 11/30/21†	500,000	671,376
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14	795,000	641,962
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	33,448
Kinder Morgan Energy Partners LP
5.95%, 02/15/18Δ	1,060,000	1,138,690
6.50%, 02/01/37	75,000	77,069
6.95%, 01/15/38	90,000	97,803
Kraft Foods, Inc.
5.38%, 02/10/20	110,000	112,012
L-3 Communications Corporation
6.13%, 01/15/14	45,000	46,012
6.38%, 10/15/15	450,000	464,062
Lamar Media Corporation
6.63%, 08/15/15	20,000	19,325
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12#	130,000	30,875
Lennar Corporation
5.60%, 05/31/15Δ	1,400,000	1,337,000
Level 3 Communications, Inc.
3.50%, 06/15/12	195,000	180,619
Level 3 Financing, Inc.
9.25%, 11/01/14	260,000	254,800
8.75%, 02/15/17Δ	1,185,000	1,090,200
Mariner Energy, Inc.
8.00%, 05/15/17Δ	70,000	69,125
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33Δ	1,000,000	883,450
Masco Corporation
6.13%, 10/03/16Δ	265,000	264,599
5.85%, 03/15/17Δ	90,000	87,841
6.50%, 08/15/32	145,000	124,791
Maxtor Corporation
5.75%, 03/01/12@	91,000	88,270

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	$435,000	$311,025
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	603,619
6.11%, 01/29/37	1,300,000	1,199,880
Metals USA, Inc.
11.13%, 12/01/15	140,000	147,700
Michaels Stores, Inc.
10.00%, 11/01/14	70,000	74,200
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	178,052
Morgan Stanley
4.75%, 04/01/14	50,000	51,100
Motorola, Inc.
6.50%, 09/01/25	720,000	700,855
6.50%, 11/15/28Δ	155,000	145,888
6.63%, 11/15/37	625,000	588,357
Motors Liquidation Co.
8.38%, 07/05/33(E)#	250,000	127,468
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,043,464
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	381,595	391,135
7.13%, 06/01/28	30,000	26,850
Nevada Power Co.
5.88%, 01/15/15	100,000	109,045
NewPage Corporation
11.38%, 12/31/14 144A	285,000	285,000
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	909,375
7.38%, 08/01/15Δ	1,615,000	1,542,325
Norcraft Holdings LP
9.75%, 09/01/12 STEP@	89,000	84,995
NRG Energy, Inc.
7.38%, 02/01/16	450,000	447,750
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	55,481
Owens Corning, Inc.
7.00%, 12/01/36Δ	220,000	216,194
Oxford Industries, Inc.
11.38%, 07/15/15 144A	135,000	151,200
Panhandle Eastern Pipeline Co. LP
7.00%, 06/15/18Δ	1,100,000	1,222,231
Peabody Energy Corporation
6.88%, 03/15/13	5,000	5,081
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,240,000	1,223,181
Penhall International Corporation
12.00%, 08/01/14 144A@	55,000	41,662
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	73,412
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	890,163
7.20%, 01/15/28	315,000	299,461
Plains Exploration & Production Co.
10.00%, 03/01/16Δ	75,000	83,250
8.63%, 10/15/19	55,000	58,575
ProLogis
6.63%, 05/15/18Δ	15,000	14,929
2.25%, 04/01/37	580,000	566,950
1.88%, 11/15/37	545,000	516,388
Quicksilver Resources, Inc.
11.75%, 01/01/16	95,000	109,250
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	211,500
Qwest Corporation
7.88%, 09/01/11	100,000	106,500
3.51%, 06/15/13†	100,000	101,375
7.63%, 06/15/15	300,000	329,250
6.50%, 06/01/17	65,000	68,006
7.50%, 06/15/23Δ	110,000	110,550
7.25%, 09/15/25	105,000	106,575
6.88%, 09/15/33	2,500,000	2,425,000
7.25%, 10/15/35	110,000	106,700
RailAmerica, Inc.
9.25%, 07/01/17	430,000	460,638
RSC Equipment Rental, Inc.
9.50%, 12/01/14	160,000	159,200
10.00%, 07/15/17 144AΔ	80,000	85,200
Ryerson, Inc.
12.00%, 11/01/15 144A	25,000	26,375
Sandridge Energy, Inc.
9.88%, 05/15/16 144AΔ	185,000	191,012
Service Corporation International
7.50%, 04/01/27	75,000	69,000
Simon Property Group LP
5.75%, 12/01/15	25,000	26,479
5.88%, 03/01/17	15,000	15,520
SLM Corporation
6.50%, 06/15/10(Z)	275,000	195,422
5.38%, 01/15/13Δ	650,000	642,379
5.00%, 10/01/13	380,000	363,321
4.75%, 03/17/14(E)	170,000	215,261
5.38%, 05/15/14	1,000,000	948,044
8.45%, 06/15/18	769,000	778,875
Sprint Capital Corporation
8.38%, 03/15/12	60,000	62,700
6.88%, 11/15/28	200,000	162,000
8.75%, 03/15/32Δ	755,000	704,038
Steel Dynamics, Inc.
7.38%, 11/01/12	45,000	47,025
Talecris Biotherapeutics Holdings Corporation
7.75%, 11/15/16 144A	50,000	50,500
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	108,833
Teekay Corporation
8.50%, 01/15/20	150,000	157,500
Tenet Healthcare Corporation
9.00%, 05/01/15 144AΔ	85,000	92,012
10.00%, 05/01/18 144AΔ	55,000	61,875
8.88%, 07/01/19 144A	377,000	409,988
6.88%, 11/15/31	85,000	69,700
Textron Financial Corporation
5.13%, 08/15/14	30,000	28,579
Textron, Inc.
6.20%, 03/15/15	255,000	270,374
7.25%, 10/01/19	175,000	189,396
6.63%, 04/07/20(U)	130,000	182,479
Time Warner Cable, Inc.
5.85%, 05/01/17	1,200,000	1,286,767
8.75%, 02/14/19	190,000	236,015

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Toledo Edison Co.
6.15%, 05/15/37	$125,000	$126,445
Toys “R” Us, Inc.
7.38%, 10/15/18	335,000	323,275
United Air Lines, Inc.
10.40%, 11/01/16Δ	795,000	854,625
United Rentals North America, Inc.
7.75%, 11/15/13	505,000	484,800
7.00%, 02/15/14Δ	655,000	609,150
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	742,203
Universal Hospital Services, Inc.
3.86%, 06/01/15†	20,000	17,150
8.50%, 06/01/15 PIK	20,000	20,000
Univision Communications, Inc.
12.00%, 07/01/14 144AΔ	215,000	236,500
US Oncology Holdings, Inc.
6.64%, 03/15/12 PIK	150,000	142,875
US Oncology, Inc.
9.13%, 08/15/17Δ	155,000	162,750
USG Corporation
6.30%, 11/15/16	1,250,000	1,125,000
Valor Telecommunications Enterprises Finance Corporation
7.75%, 02/15/15	125,000	127,894
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 144A	105,000	102,638
Ventas Realty LP
9.00%, 05/01/12	305,000	325,646
Verizon Communications, Inc.
5.85%, 09/15/35	9,000	8,788
Verizon New York, Inc.
7.38%, 04/01/32	115,000	123,974
Verizon Pennsylvania, Inc.
6.00%, 12/01/28Δ	90,000	80,765
Wachovia Corporation
5.25%, 08/01/14	120,000	126,168
WEA Finance LLC
6.75%, 09/02/19 144AΔ	780,000	833,783
WellPoint, Inc.
7.00%, 02/15/19Δ	80,000	90,872
Western Union Co.
6.20%, 11/17/36	620,000	632,588
Westvaco Corporation
8.20%, 01/15/30	150,000	165,310
7.95%, 02/15/31	135,000	146,248
Weyerhaeuser Co.
8.50%, 01/15/25Δ	405,000	422,400
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	133,737
Williams Cos., Inc.
7.50%, 01/15/31	97,000	106,874
Windstream Corporation
8.63%, 08/01/16	650,000	667,875
Wyndham Worldwide Corporation
6.00%, 12/01/16	130,000	128,958
7.38%, 03/01/20	275,000	279,203

Total Corporate Bonds (Cost $91,311,700)		98,303,224

FOREIGN BONDS — 36.7%
Argentina — 0.2%
Republic of Argentina
7.00%, 09/12/13Δ	488,000	435,540

Australia — 2.4%
Australia Government Bond
4.00%, 08/20/20(A)	1,140,000	1,644,940
3.00%, 09/20/25(A)	730,000	694,285
FMG Finance Party, Ltd.
9.75%, 09/01/13(E)	80,000	116,832
National Capital Instruments LLC
1.59%, 12/29/49(E)†	150,000	153,010
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,637,769
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	260,000	334,241

		5,581,077

Austria — 0.1%
PE Paper Escrow GmbH
11.75%, 08/01/14 144A(E)	192,000	289,797

Bermuda — 0.7%
Intelsat Jackson Holdings SA
11.50%, 06/15/16	250,000	270,000
NCL Corporation Ltd.
11.75%, 11/15/16 144A	80,000	87,400
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,220,350

		1,577,750

Brazil — 3.4%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/12(B)	2,966,000	1,665,481
10.00%, 01/01/17(B)	1,117,000	564,746
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19Δ	100,000	109,500
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19 144A	230,000	251,850
Federative Republic of Brazil
10.25%, 01/10/28(B)	6,000,000	3,424,523
7.13%, 01/20/37	310,000	354,485
11.00%, 08/17/40Δ	700,000	940,450
Gerdau Holdings, Inc.
7.00%, 01/20/20 144AΔ	100,000	106,000
Globo Comunicacao e Participacoes SA
7.25%, 04/26/22	170,000	179,775
NET Servicos de Comunicacao SA
7.50%, 01/27/20 144A	130,000	137,800

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144A	$100,000	$101,750

		7,836,360

Canada — 6.8%
Bell Canada
6.55%, 05/01/29 144A(C)	380,000	387,460
7.30%, 02/23/32 144A(C)	640,000	710,204
6.10%, 03/16/35 144A(C)	380,000	375,181
Canadian Government Bond
5.25%, 06/01/12(C)	10,000,000	10,545,759
Nortel Networks, Ltd.
6.88%, 09/01/23#	380,000	119,700
Novelis, Inc.
7.25%, 02/15/15	125,000	121,250
OPTI Canada, Inc.
7.88%, 12/15/14	50,000	47,000
8.25%, 12/15/14	70,000	66,150
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	596,969
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	1,969,441
Stone Container Finance Company of Canada II
7.38%, 07/15/14#	330,000	306,900
Sun Media Corporation
7.63%, 02/15/13	100,000	98,625
Talisman Energy, Inc.
6.25%, 02/01/38	80,000	81,675
Teck Resources, Ltd.
9.75%, 05/15/14 144A	55,000	65,450
10.25%, 05/15/16 144A	50,000	59,750
10.75%, 05/15/19	95,000	116,850

		15,668,364

Cayman Islands — 1.5%
EEB International, Ltd.
8.75%, 10/31/14Δ	200,000	223,000
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	597,666
Odebrecht Finance, Ltd.
7.50%, 10/18/17	130,000	140,706
7.00%, 04/21/20 144AΔ	250,000	261,562
Petrobras International Finance Co.
6.88%, 01/20/40Δ	160,000	165,344
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	120,000	83,313
TGI International, Ltd.
9.50%, 10/03/17Δ	130,000	145,275
Transocean, Inc.
1.50%, 12/15/37 CONV	50,000	48,125
Vale Overseas, Ltd.
8.25%, 01/17/34	123,000	144,849
6.88%, 11/21/36	1,076,000	1,115,866
XL Capital, Ltd.
6.25%, 05/15/27Δ	640,000	604,976

		3,530,682

Chile — 0.2%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19Δ	300,000	323,473
Colbun SA
6.00%, 01/21/20 144A	210,000	211,942

		535,415

Colombia — 0.5%
Ecopetrol SA
7.63%, 07/23/19 144AΔ	340,000	379,100
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	133,200
Republic of Colombia
7.38%, 03/18/19Δ	200,000	231,000
7.38%, 09/18/37Δ	400,000	450,000

		1,193,300

Denmark — 0.3%
Nordic Telephone Co. Holdings ApS
6.17%, 05/01/16(E)†Δ	65,912	89,692
8.25%, 05/01/16(E)	200,000	294,443
8.88%, 05/01/16 144A	265,000	285,538

		669,673

Finland — 0.0%
M-real OYJ
5.53%, 12/15/10(E)†	39,722	53,919

France — 1.4%
AXA SA
6.21%, 10/05/49(E)†	360,000	459,396
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	157,000	173,226
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	90,000	90,675
Credit Agricole SA
8.38%, 10/13/19 144A†Δ	250,000	271,875
7.88%, 10/26/19(E)†	200,000	291,391
4.13%, 11/09/49(E)†	250,000	298,090
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	385,478
Europcar Groupe SA
4.16%, 05/15/13(E)†	105,000	129,559
8.13%, 05/15/14(E)	50,000	66,520
France Government Bond OAT
4.00%, 04/25/45(E)	320,000	431,529
French Government Bond
4.23%, 10/25/32(E)Ω	1,030,000	549,380
Korreden SA
11.00%, 08/01/14(E)†	69,333	30,435

		3,177,554

Germany — 3.1%
Bayerische Landesbank
5.75%, 10/23/17(E)	550,000	755,899
Bundesrepublik Deutschland
4.00%, 07/04/16(E)Δ	2,000	2,935
3.75%, 01/04/19(E)	3,140,000	4,485,830
4.25%, 07/04/39(E)	400,000	581,452
HSH Nordbank AG
0.96%, 02/14/17(E)†	52,000	47,932
HT1 Funding GmbH
6.35%, 07/29/49(E)†	433,000	441,550

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Muenchener Rueckversicherungs AG
5.77%, 06/29/49(E)†	$250,000	$325,340
UPC Germany GmbH
8.13%, 12/01/17 144A	100,000	103,625
9.63%, 12/01/19 144A(E)	258,000	369,378

		7,113,941

Greece — 1.1%
Hellenic Republic Government Bond
3.70%, 07/20/15(E)	800,000	963,786
2.30%, 07/25/30(E)	1,440,000	1,471,027

		2,434,813

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16 144A#@	150,000	390

Indonesia — 0.1%
Indonesia Government International Bond
6.88%, 01/17/18Δ	100,000	111,500

Ireland — 0.3%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	149,004
Ardagh Glass Group PLC
10.75%, 03/01/15 PIK(E)	189,023	251,476
Elan Finance PLC
8.88%, 12/01/13Δ	235,000	243,225
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	100,000	108,750

		752,455

Italy — 0.2%
Seat Pagine Gialle SpA
10.50%, 01/31/17 144A(E)	233,000	303,689
UniCredit SpA
4.38%, 01/29/20(E)	100,000	137,895

		441,584

Japan — 0.2%
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	300,000	446,144

Jersey — 0.2%
HSBC Capital Funding LP
5.37%, 03/24/14(E)†	420,000	543,167

Luxembourg — 1.7%
Evraz Group SA
8.88%, 04/24/13 144AΔ	160,000	168,600
Evraz Group SA
8.88%, 04/24/13	100,000	105,150
Fortis Hybrid Financing
5.13%, 06/29/49(E)†	250,000	258,313
Lecta SA
3.29%, 02/15/14 144A(E)†	102,000	112,969
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13Δ	200,000	216,890
9.00%, 06/11/14Δ	200,000	231,750
6.97%, 09/21/16†Δ	100,000	102,965
RSHB Capital SA for OJSC Russian Agricultural Bank
7.13%, 01/14/14 144A	120,000	130,752
9.00%, 06/11/14 144A	560,000	648,816
6.30%, 05/15/17 144A	386,000	402,366
TNK-BP Finance SA
7.88%, 03/13/18	630,000	694,575
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	278,269
Wind Acquisition Finance SA
11.00%, 12/01/15(E)	53,000	77,670
Wind Acquisition Finance SA
11.00%, 12/01/15 144A(E)	200,000	293,093
12.00%, 12/01/15 144A	105,000	113,925

		3,836,103

Malaysia — 0.4%
Petronas Capital, Ltd.
5.25%, 08/12/19	200,000	202,615
Petronas Capital, Ltd.
5.25%, 08/12/19 144A	600,000	610,470

		813,085

Mexico — 1.9%
America Movil Sab de CV
5.63%, 11/15/17Δ	98,000	104,015
Axtel SAB de CV
7.63%, 02/01/17 144A	490,000	492,450
Axtel SAB de CV
7.63%, 02/01/17Δ	20,000	20,100
Grupo Televisa SA
6.63%, 03/18/25Δ	100,000	103,235
6.63%, 01/15/40 144AΔ	200,000	200,715
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	143,850
12.50%, 04/01/16	160,000	190,000
8.00%, 02/01/18	500,000	515,000
Mexican Bonos
8.00%, 12/07/23(M)	30,500,000	2,475,523
United Mexican States
6.05%, 01/11/40	20,000	20,050

		4,264,938

Netherlands — 1.8%
Carlson Wagonlit BV
6.42%, 05/01/15(E)†	321,000	394,541
Carlson Wagonlit BV
6.42%, 05/01/15 144A(E)†	200,000	248,521
Clondalkin Acquisition BV
2.65%, 12/15/13 144A(E)†	66,000	86,023
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	196,521
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	300,000	316,054
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†Δ	400,000	488,938
Hollandwide Parent BV
8.00%, 08/01/14(E)Ω	191,000	2,580
Impress Holdings BV
3.81%, 09/15/13 144A(E)†	200,000	265,404
9.25%, 09/15/14 144A(E)	150,000	216,781

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ING Verzekeringen NV
6.25%, 06/21/21(E)†	$250,000	$325,846
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13 144A	230,000	259,612
Lukoil International Finance BV
6.36%, 06/07/17Δ	650,000	671,125
Nielsen Co. BV
11.13%, 08/01/16 STEP(E)	220,000	279,316
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	137,767
UPC Holding BV
8.00%, 11/01/16(E)	154,000	208,001

		4,097,030

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	64,918
4.25%, 05/19/17(K)	8,060,000	1,421,902
Trico Shipping AS
11.88%, 11/01/14 144A	200,000	192,000

		1,678,820

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	100,000	95,509
Panama Government International Bond
7.25%, 03/15/15	51,000	58,523
9.38%, 04/01/29Δ	80,000	109,000
6.70%, 01/26/36Δ	296,000	315,980

		579,012

Peru — 0.1%
Republic of Peru
8.38%, 05/03/16Δ	50,000	61,075
7.35%, 07/21/25	40,000	46,600
6.55%, 03/14/37Δ	19,000	20,425

		128,100

Poland — 0.9%
Poland Government Bond
5.75%, 09/23/22(V)	6,070,000	2,147,536

Qatar — 0.3%
Qatar Government International Bond
4.00%, 01/20/15 144AΔ	160,000	163,760
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.50%, 09/30/14Δ	250,000	268,592
6.75%, 09/30/19	250,000	279,519

		711,871

Russia — 0.3%
Russian Federation
7.50%, 03/31/30 STEP	524,520	605,873

Singapore — 0.1%
Prime Dig Pte, Ltd.
11.75%, 11/03/14 144A	230,000	250,125

South Africa — 0.1%
Edcon Proprietary, Ltd.
3.90%, 06/15/14(E)†	320,000	333,883

Supranational — 0.6%
Inter-American Development Bank
8.36%, 09/23/13(N)Ω	15,900,000,000	1,325,364

Sweden — 0.2%
Corral Petroleum Holdings AB
2.18%, 04/15/10 PIK 144A(E)	156,560	172,360
Nordea Bank AB
3.70%, 11/13/14 144A	220,000	221,897
4.88%, 01/27/20 144A	160,000	158,967

		553,224

Switzerland — 0.2%
UBS AG
5.63%, 05/19/14(E)	250,000	367,879

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	483,474

Trinidad And Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	274,200

Turkey — 0.9%
Republic of Turkey
7.50%, 07/14/17	100,000	114,120
7.00%, 03/11/19	100,000	110,545
6.88%, 03/17/36Δ	1,695,000	1,720,425
6.75%, 05/30/40	110,000	108,581

		2,053,671

United Arab Emirates — 0.5%
DP World, Ltd.
6.85%, 07/02/37 144A	1,300,000	1,122,611

United Kingdom — 1.9%
Ashtead Holdings PLC
8.63%, 08/01/15 144A	160,000	160,800
Barclays Bank PLC
6.37%, 12/15/49(U)†	350,000	460,750
FCE Bank PLC
7.13%, 01/16/12(E)	200,000	276,588
Infinis PLC
9.13%, 12/15/14(U)	190,000	299,858
ISS Financing PLC
11.00%, 06/15/14(E)	50,000	75,468
ISS Financing PLC
11.00%, 06/15/14 144A(E)	62,000	93,580
Kerling PLC
10.63%, 01/28/17 144A	221,000	313,793
Lloyds TSB Bank PLC
6.25%, 04/15/14(E)	140,000	206,152
Royal Bank of Scotland Group PLC
4.88%, 01/20/17(E)	700,000	940,375
7.09%, 10/29/49(E)†	500,000	424,444
Vedanta Resources PLC
8.75%, 01/15/14Δ	320,000	352,000
Virgin Media Finance PLC
9.75%, 04/15/14(U)	94,577	150,338
9.13%, 08/15/16	410,000	437,675
9.50%, 08/15/16Δ	50,000	54,805

		4,246,626

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Venezuela — 0.6%
Petroleos de Venezuela SA
5.25%, 04/12/17	$60,000	$37,050
Venezuela Government International Bond
8.50%, 10/08/14	26,000	22,750
5.75%, 02/26/16Δ	1,420,000	1,035,748
9.38%, 01/13/34Δ	207,000	152,663
7.00%, 03/31/38	246,000	146,985

		1,395,196

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
7.25%, 10/20/17	150,000	161,625
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	203,648

		365,273

Total Foreign Bonds (Cost $83,147,860)		84,027,319

MORTGAGE-BACKED SECURITIES — 0.9%
Bayview Commercial Asset Trust
0.48%, 07/25/36 144A†	244,953	157,791
Countrywide Alternative Loan Trust
0.47%, 07/20/35†	479,483	268,862
Countrywide Home Loan Mortgage Pass-Through Trust
0.65%, 09/25/35 144A†	540,018	455,959
Credit Suisse Mortgage Capital Certificates
5.70%, 07/15/17†	220,000	197,144
JPMorgan Chase Commercial Mortgage Securities Corporation
5.42%, 01/15/38	80,000	77,068
5.82%, 06/15/38†	165,000	158,218
MASTR Adjustable Rate Mortgages Trust
1.26%, 12/25/46†	4,443	1,332
MASTR Reperforming Loan Trust
0.60%, 05/25/35 144A†	614,175	498,865
WAMU Mortgage Pass-Through Certificates
1.42%, 09/25/46†	530,544	316,239

Total Mortgage-Backed Securities (Cost $2,447,662)		2,131,478

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds
3.50%, 02/15/39Δ	3,500,000	2,833,362
4.25%, 05/15/39Δ	40,000	37,075
4.63%, 02/15/40	2,600,000	2,563,439

		5,433,876

U.S. Treasury Inflationary Index Bond
3.88%, 04/15/29‡‡	1,560,000	2,613,392

U.S. Treasury Notes
4.50%, 04/30/12	30,000	32,147
1.88%, 04/30/14Δ	1,330,000	1,314,311
2.63%, 07/31/14	50,000	50,699
2.38%, 09/30/14Δ	110,000	110,069
4.50%, 05/15/17Δ	920,000	993,601
2.75%, 02/15/19Δ	450,000	417,832
3.38%, 11/15/19	40,000	38,609
3.63%, 02/15/20	20,000	19,666

		2,976,934

Total U.S. Treasury Obligations (Cost $11,301,778)		11,024,202

	Shares
COMMON STOCKS — 0.3%
Consumer Discretionary — 0.1%
Dex One Corporation*	10,704	298,855

Financial Services — 0.2%
Charter Communications, Inc.*	2,769	95,531
Freddie MacΔ*	104,601	132,843
Georgia Gulf Corporation*	6,177	114,213
Supermedia, Inc.*	146	5,971

		348,558

Producer Durables — 0.0%
Nortek, Inc.Δ*	179	7,160

Total Common Stocks (Cost $2,555,390)		654,573

PREFERRED STOCKS — 1.3%
Bank of America Corporation CONV	602	586,950
Citigroup Capital XII	13,800	354,246
Citigroup, Inc.	1,100	134,068
CMP Susquehanna Radio Holdings Corporation@	1,493	1
El Paso Energy Capital Trust I CONV	500	18,560
Fannie Mae	3,700	5,297
Federal Home Loan Mortgage Corporation	10,625	13,494
Federal National Mortgage Association	15,650	19,876
Freddie Mac	24,500	26,010
Lucent Technologies Capital Trust I CONV	1,891	1,505,236
Preferred Blocker (GMAC), Inc.	400	304,900

Total Preferred Stocks (Cost $3,464,735)		2,968,638

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.	89	1
Charter Communications, Inc.	110	440
CMP Susquehanna Radio Holdings Corporation@	1,706	2
Nortek, Inc.+	184	460

Total Rights/Warrants (Cost $50,348)		903

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 27.2%
GuideStone Money Market Fund (GS4 Class)¥	18,543,861	$18,543,861
Northern Institutional Liquid Assets Portfolio§	43,781,208	43,781,208

Total Money Market Funds (Cost $62,325,069)		62,325,069

TOTAL INVESTMENTS — 115.9% (Cost $261,237,969)		265,604,526
Liabilities in Excess of Other Assets — (15.9)%		(36,373,790)

NET ASSETS — 100.0%		$229,230,736

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	42.9
Foreign Bonds	36.7
Money Market Funds	27.2
U.S. Treasury Obligations	4.8
Futures Contracts	2.9
Asset-Backed Securities	1.8
Forward Foreign Currency Contracts	1.7
Preferred Stocks	1.3
Mortgage-Backed Securities	0.9
Common Stocks	0.3
Rights/Warrants	—	**

	120.5

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$654,573	$—
Futures Contracts	—	(13,642)
Money Market Funds	62,325,069	—
Preferred Stocks	2,968,637	—
Rights/Warrants	440	—
Level 2 — Other Significant Observable Inputs
Asset-Backed Securities	4,169,120	—
Corporate Bonds	98,303,224	—
Foreign Bonds	84,027,319	—
Forward Foreign Currency
Contracts	—	506,201
Mortgage-Backed Securities	2,131,478	—
Preferred Stocks	1	—
Rights/Warrants	463	—
U.S. Treasury Obligations	11,024,202	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$265,604,526	$492,559

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Common Stocks	$6,265	$—
Accrued discounts/premiums
Common Stocks	—	—
Realized gain (loss)
Common Stocks	—	—
Change in unrealized appreciation (depreciation)
Common Stocks	—	—
Net purchases (sales)
Common Stocks	—	—
Transfers in and/or out of Level 3
Common Stocks	(6,265)	—

Balance, 03/31/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Consumer Discretionary — 11.5%
Amazon.com, Inc.*	13,130	$1,782,135
Apollo Group, Inc. Class A*	4,927	301,976
AutoNation, Inc.Δ*	3,582	64,763
AutoZone, Inc.Δ*	1,154	199,746
Avon Products, Inc.	16,247	550,286
Bed Bath & Beyond, Inc.Δ*	9,952	435,500
Best Buy Co., Inc.	13,184	560,847
Big Lots, Inc.*	3,100	112,902
Carnival CorporationΔ	16,593	645,136
CBS Corporation Class B	26,085	363,625
Coach, Inc.	11,931	471,513
Comcast Corporation Class A	108,645	2,044,699
Costco Wholesale Corporation	16,842	1,005,636
Darden Restaurants, Inc.	5,319	236,908
DeVry, Inc.	2,317	151,068
DIRECTV Group, Inc. Class AΔ*	35,816	1,210,939
DR Horton, Inc.Δ	10,934	137,768
Eastman Kodak Co.Δ*	9,900	57,321
eBay, Inc.*	43,412	1,169,953
Estee Lauder Cos., Inc. (The) Class AΔ	4,582	297,234
Expedia, Inc.Δ	8,039	200,653
Family Dollar Stores, Inc.Δ	5,214	190,885
Ford Motor Co.Δ*	129,040	1,622,033
GameStop Corporation Class AΔ*	6,487	142,130
Gannett Co., Inc.	9,296	153,570
Gap, Inc. (The)	17,967	415,217
Genuine Parts Co.Δ	5,953	251,455
Goodyear Tire & Rubber Co. (The)*	9,100	115,024
H&R Block, Inc.	12,769	227,288
Harley-Davidson, Inc.Δ	9,000	252,630
Harman International Industries, Inc.*	2,542	118,915
Hasbro, Inc.Δ	4,753	181,945
Home Depot, Inc.	65,245	2,110,676
Interpublic Group of Companies, Inc.*	18,334	152,539
Johnson Controls, Inc.	25,598	844,478
Kohl’s Corporation*	11,731	642,624
Leggett & Platt, Inc.Δ	5,822	125,988
Lennar Corporation Class A	6,175	106,272
Limited Brands, Inc.*	10,129	249,376
Lowe’s Cos., Inc.	56,467	1,368,760
Macy’s, Inc.Δ	16,312	355,112
Marriott International, Inc. Class AΔ	9,613	303,002
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.	13,933	316,836
McDonald’s Corporation	41,178	2,747,396
McGraw-Hill Co., Inc. (The)	12,085	430,830
Meredith CorporationΔ	1,400	48,174
New York Times Co. (The) Class AΔ*	4,400	48,972
Newell Rubbermaid, Inc.Δ	10,841	164,783
News Corporation	86,393	1,244,923
NIKE, Inc. Class B	14,919	1,096,547
Nordstrom, Inc.Δ	6,440	263,074
Office Depot, Inc.*	10,500	83,790
Omnicom Group, Inc.	11,849	459,860
O’Reilly Automotive, Inc.*	5,200	216,892
Penney (J.C.) Co., Inc.Δ	9,203	296,061
Polo Ralph Lauren Corporation	2,234	189,979
Priceline.com, Inc.Δ*	1,750	446,250
Pulte Homes, Inc.Δ*	12,061	135,686
RadioShack Corporation	5,039	114,033
Ross Stores, Inc.	4,803	256,816
Scripps Networks Interactive, Inc.	3,400	150,790
Sears Holdings CorporationΔ*	1,897	205,692
Snap-On, Inc.Δ	2,200	95,348
Stanley Black & Decker, Inc.	6,071	348,536
Staples, Inc.	27,737	648,768
Starbucks Corporation	28,425	689,875
Starwood Hotels & Resorts Worldwide, Inc.Δ	7,146	333,289
Target Corporation	28,837	1,516,826
Tiffany & Co.	4,859	230,754
Time Warner Cable, Inc.Δ	13,430	715,953
Time Warner, Inc.Δ	44,116	1,379,507
TJX Cos., Inc.	16,079	683,679
Urban Outfitters, Inc.*	5,029	191,253
VF Corporation	3,437	275,476
Wal-Mart Stores, Inc.	81,816	4,548,970
Walt Disney Co. (The)	74,304	2,593,953
Washington Post Co. (The)	230	102,161
Western Union Co. (The)	26,154	443,572
Whirlpool Corporation	2,894	252,502
Wyndham Worldwide Corporation	7,080	182,168
Yum! Brands, Inc.Δ	18,087	693,275

		46,773,776

Consumer Staples — 7.9%
Archer-Daniels-Midland Co.	24,478	707,414
Campbell Soup Co.	7,101	251,020
Clorox Co.	5,334	342,123
Coca-Cola Co. (The)	88,373	4,860,515
Coca-Cola Enterprises, Inc.Δ	12,282	339,720
Colgate-Palmolive Co.	18,911	1,612,352
ConAgra Foods, Inc.	17,000	426,190
CVS Caremark Corporation	53,221	1,945,760
Dean Foods Co.*	7,148	112,152
Dr Pepper Snapple Group, Inc.	9,769	343,576
General Mills, Inc.Δ	12,632	894,219
Heinz (H.J.) Co.Δ	12,062	550,148
Hershey Co. (The)	6,454	276,296
Hormel Foods CorporationΔ	2,600	109,226
J.M. Smucker Co. (The)	4,593	276,774
Kellogg Co.	9,696	518,057
Kimberly-Clark Corporation	15,938	1,002,181
Kraft Foods, Inc. Class A	66,572	2,013,137
Kroger Co. (The)	24,963	540,699
McCormick & Co., Inc.Δ	5,094	195,406
Mead Johnson Nutrition Co.Δ	7,810	406,355
PepsiCo, Inc.	62,655	4,145,255
Procter & Gamble Co. (The)	111,305	7,042,267
Safeway, Inc.	14,836	368,823
Sara Lee Corporation	26,421	368,045
SUPERVALU, Inc.Δ	8,048	134,241
Sysco Corporation	22,874	674,783
Tyson Foods, Inc. Class A	11,713	224,304
Walgreen Co.	37,610	1,394,955

See Notes to Schedules of Investments

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Whole Foods Market, Inc.Δ*	6,534	$236,204

		32,312,197

Energy — 10.9%
Anadarko Petroleum Corporation	18,830	1,371,389
Apache Corporation	12,893	1,308,639
Baker Hughes, Inc.	11,972	560,768
BJ Services Co.	11,151	238,631
Cabot Oil & Gas CorporationΔ	4,055	149,224
Cameron International CorporationΔ*	9,256	396,712
Chesapeake Energy Corporation	25,043	592,016
Chevron Corporation	76,961	5,835,953
ConocoPhillips	56,904	2,911,778
Consol Energy, Inc.	8,510	363,036
Denbury Resources, Inc.Δ*	15,164	255,817
Devon Energy Corporation	17,181	1,106,972
Diamond Offshore Drilling, Inc.Δ	2,669	237,034
El Paso Corporation	26,458	286,805
EOG Resources, Inc.	9,671	898,823
EQT Corporation	5,053	207,173
Exterran Holdings, Inc.*	13	314
Exxon Mobil Corporation	180,888	12,115,878
First Solar, Inc.Δ*	1,861	228,252
FMC Technologies, Inc.Δ*	4,700	303,761
Halliburton Co.	34,629	1,043,372
Helmerich & Payne, Inc.	4,047	154,110
Hess Corporation	11,200	700,560
Marathon Oil Corporation	26,965	853,173
Massey Energy Co.Δ	3,482	182,074
Murphy Oil Corporation	7,397	415,637
Nabors Industries, Ltd.*	10,833	212,652
National Oilwell Varco, Inc.	15,913	645,749
Noble Energy, Inc.Δ	6,700	489,100
Occidental Petroleum Corporation	31,129	2,631,646
Peabody Energy Corporation	10,300	470,710
Pioneer Natural Resources Co.	4,500	253,440
Range Resources Corporation	6,077	284,829
Rowan Cos., Inc.*	4,492	130,762
Schlumberger, Ltd.	45,871	2,910,974
Smith International, Inc.	9,587	410,515
Southwestern Energy Co.*	13,222	538,400
Spectra Energy Corporation	24,930	561,673
Sunoco, Inc.	4,347	129,149
Tesoro CorporationΔ	5,500	76,450
Valero Energy Corporation	21,644	426,387
Williams Cos., Inc. (The)	22,360	516,516
XTO Energy, Inc.	22,440	1,058,719

		44,465,572

Financial Services — 17.2%
Aflac, Inc.	17,906	972,117
Allstate Corporation (The)	20,480	661,709
American Express Co.	45,870	1,892,596
American International Group, Inc.Δ*	5,154	175,958
Ameriprise Financial, Inc.	9,904	449,245
AON Corporation	10,235	437,137
Apartment Investment & Management Co. Class A REIT	4,439	81,722
Assurant, Inc.	4,322	148,590
AvalonBay Communities, Inc. REITΔ	3,091	266,908
Bank of America CorporationΔ	384,454	6,862,504
Bank of New York Mellon Corporation (The)	46,266	1,428,694
BB&T Corporation	26,475	857,525
Berkshire Hathaway, Inc.*	63,450	5,156,581
Boston Properties, Inc. REITΔ	5,326	401,793
Capital One Financial Corporation	17,456	722,853
CB Richard Ellis Group, Inc. Class AΔ*	10,527	166,853
Chubb Corporation	12,593	652,947
Cincinnati Financial CorporationΔ	6,369	184,064
Citigroup, Inc.*	753,236	3,050,606
CME Group, Inc.	2,547	805,132
Comerica, Inc.	6,671	253,765
Discover Financial Services	20,853	310,710
Dun & Bradstreet Corporation	2,000	148,840
E*TRADE Financial Corporation*	62,683	103,427
Equifax, Inc.	4,800	171,840
Equity Residential REITΔ	10,841	424,425
Federated Investors, Inc. Class BΔ*	3,300	87,054
Fidelity National Information Services, Inc.	12,776	299,469
Fifth Third BancorpΔ	30,139	409,589
First Horizon National CorporationΔ*	8,798	123,612
First Horizon National Corporation Placeholder Shares+	46,351	—
Fiserv, Inc.*	5,902	299,586
Franklin Resources, Inc.	5,670	628,803
Genworth Financial, Inc. Class A*	18,665	342,316
Goldman Sachs Group, Inc. (The)	20,178	3,442,972
Hartford Financial Services Group, Inc.	17,002	483,197
HCP, Inc. REITΔ	11,254	371,382
Health Care REIT, Inc.Δ	4,838	218,823
Host Hotels & Resorts, Inc. REIT	24,948	365,488
Hudson City Bancorp, Inc.	18,231	258,151
Huntington Bancshares, Inc.Δ	26,816	144,002
IntercontinentalExchange, Inc.*	2,806	314,777
Invesco, Ltd.	16,343	358,075
Janus Capital Group, Inc.	6,708	95,857
JPMorgan Chase & Co.	152,281	6,814,575
KeyCorp	33,338	258,370
Kimco Realty Corporation REITΔ	15,710	245,704
Legg Mason, Inc.Δ	6,280	180,048
Leucadia National CorporationΔ*	7,210	178,880
Lincoln National Corporation	11,515	353,510
Loews Corporation	13,707	510,997
M&T Bank CorporationΔ	3,155	250,444
Marsh & McLennan Cos., Inc.Δ	20,529	501,318
Marshall & Ilsley CorporationΔ	20,647	166,208
Mastercard, Inc. Class AΔ	3,679	934,466
MetLife, Inc.	31,419	1,361,699
Moody’s CorporationΔ	7,686	228,658

See Notes to Schedules of Investments

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Morgan Stanley	53,641	$1,571,145
NASDAQ OMX Group, Inc. (The)Δ*	5,500	116,160
Northern Trust CorporationΔ	9,399	519,389
NYSE Euronext	9,903	293,228
People’s United Financial, Inc.	14,202	222,119
Plum Creek Timber Co., Inc. REITΔ	6,092	237,040
PNC Financial Services Group, Inc.	19,847	1,184,866
Principal Financial Group, Inc.Δ	12,248	357,764
Progressive Corporation (The)	25,462	486,070
ProLogis REITΔ	18,390	242,748
Prudential Financial, Inc.	17,907	1,083,373
Public Storage REITΔ	5,230	481,108
Regions Financial Corporation	45,394	356,343
Schwab (Charles) Corporation (The)	37,651	703,697
Simon Property Group, Inc. REITΔ	11,073	929,025
SLM Corporation*	18,897	236,590
State Street Corporation	18,897	853,011
SunTrust Banks, Inc.Δ	19,041	510,108
T. Rowe Price Group, Inc.Δ	9,911	544,411
Torchmark CorporationΔ	3,200	171,232
Total System Services, Inc.Δ	7,432	116,385
Travelers Cos., Inc. (The)	19,690	1,062,079
Unum Group	12,793	316,883
US Bancorp	73,403	1,899,670
Ventas, Inc. REITΔ	5,969	283,408
Visa, Inc.Δ	17,061	1,553,063
Vornado Realty Trust REITΔ	6,021	455,790
Wells Fargo & Co.	198,523	6,178,036
XL Capital, Ltd. Class A	12,957	244,887
Zions BancorporationΔ	5,812	126,818

		70,353,017

Healthcare — 12.0%
Abbott Laboratories	59,579	3,138,622
Aetna, Inc.Δ	16,482	578,683
Allergan, Inc.	11,733	766,400
AmerisourceBergen Corporation	10,705	309,589
Amgen, Inc.*	37,589	2,246,319
Bard (C.R.), Inc.	3,711	321,447
Baxter International, Inc.	23,154	1,347,563
Becton Dickinson & Co.	9,031	711,011
Biogen Idec, Inc.*	10,340	593,102
Boston Scientific Corporation*	58,200	420,204
Bristol-Myers Squibb Co.Δ	65,723	1,754,804
Cardinal Health, Inc.	13,936	502,114
CareFusion CorporationΔ*	6,820	180,253
Celgene Corporation*	17,615	1,091,425
Cephalon, Inc.*	2,844	192,766
CIGNA Corporation	10,714	391,918
Conventry Health Care, Inc.*	5,578	137,888
DaVita, Inc.*	3,913	248,084
DENTSPLY International, Inc.	5,615	195,683
Eli Lilly & Co.Δ	38,929	1,410,008
Express Scripts, Inc.*	10,526	1,071,126
Forest Laboratories, Inc.*	11,421	358,163
Genzyme Corporation*	10,147	525,919
Gilead Sciences, Inc.*	34,731	1,579,566
Hospira, Inc.*	6,369	360,804
Humana, Inc.*	6,546	306,156
Intuitive Surgical, Inc.Δ*	1,495	520,454
Johnson & Johnson	105,504	6,878,861
King Pharmaceuticals, Inc.Δ*	9,183	107,992
Laboratory Corporation of America Holdings*	4,006	303,294
Life Technologies Corporation*	6,947	363,120
McKesson Corporation	10,394	683,094
Medco Health Solutions, Inc.*	17,815	1,150,136
Medtronic, Inc.	42,257	1,902,833
Merck & Co., Inc.	119,417	4,460,225
Millipore Corporation*	2,100	221,760
Mylan, Inc.Δ*	11,514	261,483
Patterson Cos., Inc.Δ	3,413	105,974
PerkinElmer, Inc.	4,400	105,160
Pfizer, Inc.	309,217	5,303,071
Quest Diagnostics, Inc.	5,779	336,858
St. Jude Medical, Inc.*	12,445	510,867
Stryker Corporation	10,848	620,723
Tenet Healthcare CorporationΔ*	17,431	99,705
Thermo Fisher Scientific, Inc.*	15,654	805,242
UnitedHealth Group, Inc.	44,258	1,445,909
Varian Medical Systems, Inc.*	4,828	267,133
Watson Pharmaceuticals, Inc.Δ*	4,164	173,930
WellPoint, Inc.*	17,017	1,095,554
Zimmer Holdings, Inc.*	8,144	482,125

		48,945,120

Materials & Processing — 3.8%
Air Products & Chemicals, Inc.	8,185	605,281
Airgas, Inc.Δ	3,136	199,512
AK Steel Holding Corporation	4,300	98,298
Alcoa, Inc.Δ	38,960	554,790
Allegheny Technologies, Inc.Δ	3,829	206,728
Ball CorporationΔ	3,692	197,079
Bemis Co., Inc.	4,203	120,710
CF Industries Holdings, Inc.	1,900	173,242
Cliffs Natural Resources, Inc.	5,093	361,348
Dow Chemical Co. (The)	44,199	1,306,964
Du Pont (E.I.) de Nemours & Co.	34,645	1,290,180
Eastman Chemical Co.Δ	2,707	172,382
Ecolab, Inc.	9,087	399,374
Fastenal Co.Δ	5,073	243,453
FMC CorporationΔ	2,800	169,512
Freeport-McMoRan Copper & Gold, Inc.	16,486	1,377,240
International Flavors & Fragrances, Inc.	2,906	138,529
International Paper Co.	16,620	409,018
Masco Corporation	13,629	211,522
MeadWestvaco CorporationΔ	6,743	172,284
Monsanto Co.	20,897	1,492,464
Newmont Mining Corporation	18,888	961,966
Nucor CorporationΔ	11,948	542,200
Owens-Illinois, Inc.*	6,400	227,456
Pactiv CorporationΔ*	5,193	130,760
PPG Industries, Inc.	6,402	418,691
Praxair, Inc.	11,733	973,839
Precision Castparts CorporationΔ	5,401	684,361
Sealed Air Corporation	6,000	126,480
Sherwin-Williams Co. (The)Δ	3,467	234,647
Sigma-Aldrich CorporationΔ	4,756	255,207

See Notes to Schedules of Investments

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Titanium Metals CorporationΔ*	3,500	$58,065
United States Steel CorporationΔ	5,479	348,026
Vulcan Materials Co.Δ	4,931	232,940
Weyerhaeuser Co.	7,990	361,707

		15,456,255

Producer Durables — 10.7%
3M Co.	27,286	2,280,291
Agilent Technologies, Inc.Δ*	13,263	456,115
Automatic Data Processing, Inc.	19,245	855,825
Avery Dennison Corporation	4,338	157,947
Boeing Co. (The)Δ	29,006	2,106,126
Caterpillar, Inc.	24,026	1,510,034
CH Robinson Worldwide, Inc.	6,445	359,953
Cintas CorporationΔ	5,000	140,450
CSX Corporation	15,048	765,943
Cummins, Inc.	7,643	473,484
Danaher Corporation	10,121	808,769
Deere & Co.	16,191	962,717
Dover Corporation	7,200	336,600
Eaton Corporation	6,368	482,503
Emerson Electric Co.	28,802	1,449,893
Expeditors International of Washington, Inc.Δ	8,200	302,744
FedEx Corporation	11,950	1,116,130
FLIR Systems, Inc.*	5,863	165,337
Flowserve Corporation	2,131	234,985
Fluor Corporation	6,762	314,501
General Dynamics Corporation	14,843	1,145,880
General Electric Co.	408,898	7,441,944
Goodrich CorporationΔ	4,879	344,067
Honeywell International, Inc.	29,304	1,326,592
Illinois Tool Works, Inc.	14,752	698,655
Iron Mountain, Inc.	7,043	192,978
ITT CorporationΔ	7,009	375,753
Jacobs Engineering Group, Inc.Δ*	4,700	212,393
L-3 Communications Holdings, Inc.	4,409	403,997
Lexmark International, Inc. Class AΔ*	3,117	112,461
Lockheed Martin Corporation	12,074	1,004,798
Monster Worldwide, Inc.Δ*	4,609	76,556
Norfolk Southern Corporation	14,098	787,937
Northrop Grumman Corporation	11,569	758,579
PACCAR, Inc.	14,068	609,707
Pall Corporation	4,407	178,439
Parker Hannifin Corporation	6,133	397,050
Paychex, Inc.Δ	12,360	379,452
Pitney Bowes, Inc.Δ	7,781	190,245
Quanta Services, Inc.*	8,271	158,472
Raytheon Co.	14,512	828,925
Republic Services, Inc.	12,469	361,850
Robert Half International, Inc.Δ	5,800	176,494
Rockwell Automation, Inc.	5,525	311,389
Rockwell Collins, Inc.	6,013	376,354
Roper Industries, Inc.Δ	3,564	206,142
RR Donnelley & Sons Co.	8,073	172,359
Ryder System, Inc.	2,100	81,396
Southwest Airlines Co.Δ	28,570	377,695
Stericycle, Inc.*	3,223	175,654
Textron, Inc.Δ	10,396	220,707
Union Pacific Corporation	19,351	1,418,428
United Parcel Service, Inc. Class B	38,063	2,451,638
United Technologies Corporation	35,820	2,636,710
W.W. Grainger, Inc.	2,389	258,299
Waste Management, Inc.Δ	18,610	640,742
Waters Corporation*	3,547	239,564
Xerox Corporation	52,289	509,818

		43,520,466

Technology — 17.1%
Adobe Systems, Inc.*	20,008	707,683
Advanced Micro Devices, Inc.Δ*	21,343	197,850
Akamai Technologies, Inc.Δ*	6,463	203,003
Altera Corporation	11,544	280,635
American Tower Corporation Class A*	15,458	658,665
Amphenol Corporation Class A	6,600	278,454
Analog Devices, Inc.	11,278	325,032
Apple, Inc.*	34,749	8,163,582
Applied Materials, Inc.	51,487	694,045
Autodesk, Inc.*	8,844	260,190
BMC Software, Inc.*	7,100	269,800
Broadcom Corporation Class A	16,654	552,580
CA, Inc.	15,097	354,327
Cisco Systems, Inc.*	219,403	5,711,060
Citrix Systems, Inc.*	7,149	339,363
Cognizant Technology Solutions Corporation Class AΔ*	11,390	580,662
Computer Sciences CorporationΔ*	5,889	320,892
Compuware Corporation*	8,452	70,997
Corning, Inc.	59,601	1,204,536
Dell, Inc.*	65,977	990,315
Discovery Communications, Inc.*	10,873	367,399
Electronic Arts, Inc.*	12,500	233,250
EMC Corporation*	78,681	1,419,405
Google, Inc. Class A*	9,267	5,254,482
Harris Corporation	4,994	237,165
Hewlett-Packard Co.	90,189	4,793,545
Intel Corporation	211,786	4,714,356
International Business Machines Corporation	49,775	6,383,644
Intuit, Inc.Δ*	11,954	410,500
Jabil Circuit, Inc.	7,203	116,617
JDS Uniphase Corporation*	8,475	106,192
Juniper Networks, Inc.*	20,300	622,804
KLA-Tencor CorporationΔ	6,541	202,248
Linear Technology CorporationΔ	8,436	238,570
LSI CorporationΔ*	25,978	158,985
McAfee, Inc.*	6,054	242,947
MEMC Electronic Materials, Inc.*	8,500	130,305
Microchip Technology, Inc.Δ	7,257	204,357
Micron Technology, Inc.Δ*	32,647	339,202
Microsoft Corporation	292,407	8,558,753
Molex, Inc.Δ	5,250	109,515
Motorola, Inc.*	88,277	619,704
National Semiconductor Corporation	9,020	130,339

See Notes to Schedules of Investments

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NetApp, Inc.*	13,271	$432,104
Novell, Inc.*	13,400	80,266
Novellus Systems, Inc.Δ*	3,613	90,325
NVIDIA CorporationΔ*	21,157	367,709
Oracle Corporation	149,908	3,851,136
QLogic Corporation*	4,213	85,524
QUALCOMM, Inc.	64,484	2,707,683
Red Hat, Inc.Δ*	7,255	212,354
SAIC, Inc.*	11,530	204,081
Salesforce.com, Inc.*	4,200	312,690
SanDisk CorporationΔ*	8,633	298,961
Symantec CorporationΔ*	30,965	523,928
Tellabs, Inc.	15,000	113,550
Teradata Corporation*	6,355	183,596
Teradyne, Inc.Δ*	6,900	77,073
Texas Instruments, Inc.	47,627	1,165,433
VeriSign, Inc.*	7,084	184,255
Western Digital Corporation*	8,770	341,942
Xilinx, Inc.Δ	10,434	266,067
Yahoo!, Inc.Δ*	45,338	749,437

		70,006,069

Utilities — 6.0%
AES Corporation (The)*	25,767	283,437
Allegheny Energy, Inc.	6,700	154,100
Ameren Corporation	8,971	233,964
American Electric Power Co., Inc.	18,274	624,605
AT&T, Inc.	226,042	5,840,925
Centerpoint Energy, Inc.	14,843	213,146
CenturyTel, Inc.	11,364	402,967
CMS Energy CorporationΔ	8,600	132,956
Consolidated Edison, Inc.	10,800	481,032
Constellation Energy Group, Inc.	7,724	271,190
Dominion Resources, Inc.	22,876	940,432
DTE Energy Co.	6,375	284,325
Duke Energy CorporationΔ	49,984	815,739
Edison International	12,536	428,355
Entergy Corporation	7,211	586,615
Exelon Corporation	25,247	1,106,071
FirstEnergy Corporation	11,741	458,956
FPL Group, Inc.	15,771	762,212
Frontier Communications CorporationΔ	12,000	89,280
Integrys Energy Group, Inc.Δ	2,956	140,055
MetroPCS Communications, Inc.Δ*	10,100	71,508
Nicor, Inc.	1,700	71,264
NiSource, Inc.Δ	10,434	164,857
Northeast Utilities	6,805	188,090
NRG Energy, Inc.*	10,300	215,270
Oneok, Inc.	4,046	184,700
Pepco Holdings, Inc.Δ	8,533	146,341
PG&E CorporationΔ	14,199	602,322
Pinnacle West Capital Corporation	3,781	142,657
PPL Corporation	14,283	395,782
Progress Energy, Inc.	11,008	433,275
Public Service Enterprise Group, Inc.	19,353	571,301
Questar Corporation	6,694	289,181
Qwest Communications International, Inc.Δ	58,259	304,112
SCANA Corporation	4,397	165,283
Sempra Energy	9,397	468,910
Southern Co.	31,567	1,046,762
Sprint Nextel Corporation*	112,909	429,054
TECO Energy, Inc.Δ	8,000	127,120
Verizon Communications, Inc.	108,687	3,371,471
Windstream Corporation	17,589	191,544
Wisconsin Energy Corporation	4,519	223,284
Xcel Energy Inc.Δ	17,586	372,823

		24,427,273

Total Common Stocks (Cost $352,641,943)		396,259,745

MONEY MARKET FUNDS — 11.4%
GuideStone Money Market Fund (GS4 Class)¥	10,190,697	10,190,697
Northern Institutional Liquid Assets Portfolio§*	36,261,872	36,261,872

Total Money Market Funds (Cost $46,452,569)		46,452,569

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.07%, 05/06/10	$20,000	19,997
0.11%, 05/06/10	1,445,000	1,444,810

Total U.S. Treasury Obligations (Cost $1,464,844)		1,464,807

TOTAL INVESTMENTS — 108.9% (Cost $400,559,356)		444,177,121
Liabilities in Excess of Other Assets — (8.9)%		(36,122,360)

NET ASSETS — 100.0%		$408,054,761

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Technology	17.1
Financial Services	17.2
Healthcare	12.0
Consumer Discretionary	11.5
Money Market Funds	11.4
Energy	10.9
Producer Durables	10.7
Consumer Staples	7.9
Utilities	6.0
Materials & Processing	3.8
Futures Contracts	2.8
U.S. Treasury Obligations	0.4

111.7

See Notes to Schedules of Investments

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Common Stocks	$396,259,745	$—
Futures Contracts	—	181,453
Money Market Funds	46,452,569	—
Level 2 — Other Significant
Observable Inputs
U.S. Treasury Obligations	1,464,807	—
Level 3 — Significant
Unobservable Inputs	—	—

Total	$444,177,121	$181,453

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.8%
Financial Services — 94.8%
American Campus
Communities, Inc. REIT	79,100	$2,187,906
Apartment Investment & Management Co. Class A REITΔ	144,750	2,664,848
AvalonBay Communities, Inc. REITΔ	81,335	7,023,277
BioMed Realty Trust, Inc. REITΔ	16,350	270,429
Boston Properties, Inc. REITΔ	121,092	9,135,180
Brandywine Realty Trust REIT	261,000	3,186,810
BRE Properties, Inc. REITΔ	48,300	1,726,725
Camden Property Trust REITΔ	69,500	2,893,285
Cogdell Spencer, Inc. REIT	31,050	229,770
Developers Diversified Realty Corporation REIT	160,150	1,949,026
Digital Realty Trust, Inc. REITΔ	79,650	4,317,030
Douglas Emmett, Inc. REITΔ	88,650	1,362,550
Duke Realty Corporation REIT	196,300	2,434,120
Equity Residential REITΔ	96,450	3,776,018
Glimcher Realty Trust	37,800	191,646
HCP, Inc. REITΔ	81,500	2,689,500
Health Care REIT, Inc.Δ	101,600	4,595,368
Host Hotels & Resorts, Inc. REIT	483,991	7,090,464
HRPT Properties Trust REIT	193,750	1,507,375
Kimco Realty Corporation REIT	80,850	1,264,494
LaSalle Hotel Properties REITΔ	16,600	386,780
LTC Properties, Inc. REIT	21,725	587,878
Mack-Cali Realty Corporation REIT	12,350	435,338
Nationwide Health Properties, Inc. REIT	97,410	3,423,962
Post Properties, Inc. REIT	73,500	1,618,470
ProLogis REITΔ	329,050	4,343,460
PS Business Parks, Inc. REIT	28,100	1,500,540
Public Storage REITΔ	104,480	9,611,115
Ramco-Gershenson Properties Trust REITΔ	66,200	745,412
Regency Centers Corporation REITΔ	129,700	4,859,859
Retail Opportunity Investment Corporation*	56,700	573,804
Senior Housing Properties Trust REIT	199,435	4,417,485
Simon Property Group, Inc. REITΔ	181,650	15,240,438
SL Green Realty Corporation REIT	71,400	4,089,078
Sovran Self Storage, Inc. REITΔ	21,750	758,205
Sunstone Hotel Investors, Inc. REITΔ*	179,000	1,999,430
Tanger Factory Outlet Centers REITΔ	20,550	886,938
Taubman Centers, Inc. REITΔ	93,600	3,736,512
Vornado Realty Trust REITΔ	46,106	3,490,224
Washington Real Estate
Investment Trust REITΔ	109,400	3,342,170

Total Common Stocks (Cost $99,321,918)		126,542,919

MONEY MARKET FUNDS — 52.0%
GuideStone Money Market Fund (GS4 Class)¥	6,573,525	6,573,525
Northern Institutional Liquid Assets Portfolio§	62,805,045	62,805,045

Total Money Market Funds (Cost $69,378,570)		69,378,570

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.10%, 05/06/10	$10,000	9,999
0.11%, 05/06/10‡‡	315,000	314,959
0.13%, 05/06/10	70,000	69,991
0.14%, 05/06/10	40,000	39,994
0.14%, 05/06/10	10,000	9,999
1.08%, 05/06/10‡‡	15,000	14,998

Total U.S. Treasury Obligations (Cost $459,948)		459,940

TOTAL INVESTMENTS — 147.1% (Cost $169,160,436)		196,381,429
Liabilities in Excess of Other Assets — (47.1)%		(62,870,919)

NET ASSETS — 100.0%		$133,510,510

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%

Financial Services	94.8
Money Market Funds	52.0
Futures Contracts	4.4
U.S. Treasury Obligations	0.3

151.5

See Notes to Schedules of Investments

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Common Stocks	$126,542,919	$—
Futures Contracts	—	(1,175)
Money Market Funds	69,378,570	—
Level 2 — Other Significant
Observable Inputs
U.S. Treasury Obligations	459,940	—
Level 3 — Significant
Unobservable Inputs	—	—

Total	$196,381,429	$(1,175)

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.3%
Consumer Discretionary — 11.5%
Big Lots, Inc.*	47,600	$1,733,592
BJ’s Wholesale Club, Inc.Δ*	32,700	1,209,573
Carnival Corporation	303,500	11,800,080
Coach, Inc.	96,500	3,813,680
Comcast Corporation Class A	654,337	12,314,622
DIRECTV Group, Inc. Class AΔ*	165,604	5,599,072
eBay, Inc.*	41,900	1,129,205
Ford Motor Co.Δ*	306,760	3,855,973
Gannett Co., Inc.	251,200	4,149,824
Gap, Inc. (The)	466,400	10,778,504
Garmin, Ltd.Δ	59,600	2,293,408
H&R Block, Inc.	154,610	2,752,058
Home Depot, Inc.	560,894	18,144,921
ITT Educational Services, Inc.*	12,700	1,428,496
Johnson Controls, Inc.	14,879	490,858
Kohl’s Corporation*	1,000	54,780
Lennar Corporation Class AΔ	290,351	4,996,941
Liberty Media Corporation - Starz*	2,540	138,887
Lowe’s Cos., Inc.	49,400	1,197,456
Macy’s, Inc.	171,600	3,735,732
McDonald’s Corporation	136,000	9,073,920
Netflix, Inc.Δ*	30,500	2,249,070
News Corporation	111,300	1,603,833
Stanley Black & Decker, Inc.	246,600	14,157,306
Time Warner Cable, Inc.Δ	17,446	930,046
Time Warner, Inc.Δ	473,532	14,807,346
Wal-Mart Stores, Inc.	26,300	1,462,280
Walt Disney Co. (The)	93,104	3,250,261
Whirlpool Corporation	19,400	1,692,650

		140,844,374

Consumer Staples — 4.7%
Archer-Daniels-Midland Co.	59,500	1,719,550
Coca-Cola Co. (The)	24,334	1,338,370
ConAgra Foods, Inc.	153,300	3,843,231
CVS Caremark Corporation	159,352	5,825,909
Dean Foods Co.*	214,600	3,367,074
General Mills, Inc.	9,400	665,426
Hansen Natural Corporation*	34,200	1,483,596
Herbalife, Ltd.	62,200	2,868,664
Kimberly-Clark Corporation	119,100	7,489,008
Kraft Foods, Inc. Class A	340,096	10,284,503
Kroger Co. (The)	5,000	108,300
Procter & Gamble Co. (The)	111,475	7,053,023
Safeway, Inc.	68,900	1,712,854
Sara Lee Corporation	243,500	3,391,955
Sysco CorporationΔ	208,100	6,138,950

		57,290,413

Energy — 14.0%
Anadarko Petroleum Corporation	55,304	4,027,790
Apache Corporation	44,387	4,505,281
Baker Hughes, Inc.	124,000	5,808,160
BP PLC ADR	64,700	3,692,429
Chesapeake Energy CorporationΔ	30,700	725,748
Chevron Corporation	375,895	28,504,118
ConocoPhillips	431,018	22,055,191
Devon Energy Corporation	99,486	6,409,883
EOG Resources, Inc.	12,354	1,148,181
Exxon Mobil Corporation	456,857	30,600,282
Halliburton Co.	43,900	1,322,707
Hess Corporation	14,200	888,210
Marathon Oil Corporation	521,333	16,494,976
Murphy Oil Corporation	63,200	3,551,208
National Oilwell Varco, Inc.	20,500	831,890
Occidental Petroleum Corporation	175,023	14,796,444
Oil States International, Inc.Δ*	58,300	2,643,322
Patterson-UTI Energy, Inc.Δ	197,200	2,754,884
Schlumberger, Ltd.	31,900	2,024,374
Spectra Energy Corporation	267,450	6,025,649
Sunoco, Inc.	109,600	3,256,216
Valero Energy CorporationΔ	196,332	3,867,740
Walter Energy, Inc.	25,200	2,325,204
Williams Cos., Inc. (The)	94,000	2,171,400
XTO Energy, Inc.	28,400	1,339,912

		171,771,199

Financial Services — 20.6%
Aflac, Inc.	76,600	4,158,614
Allstate Corporation (The)	295,100	9,534,681
American Express Co.	346,800	14,308,968
American Financial Group, Inc.	106,700	3,035,615
Ameriprise Financial, Inc.	134,400	6,096,384
Assurant, Inc.	45,200	1,553,976
AXIS Capital Holdings, Ltd.	45,100	1,409,826
Bank of America Corporation	1,142,126	20,386,949
Bank of New York Mellon Corporation (The)	46,490	1,435,611
BB&T Corporation	33,593	1,088,077
BlackRock, Inc.Δ	1,037	225,817
Capital One Financial Corporation	279,155	11,559,809
Chubb Corporation	105,067	5,447,724
Citigroup, Inc.*	1,916,558	7,762,060
CME Group, Inc.	3,084	974,883
Endurance Specialty Holdings, Ltd.Δ	84,700	3,146,605
Everest Re Group, Ltd.	16,100	1,302,973
Federated Investors, Inc. Class BΔ*	61,700	1,627,646
Franklin Resources, Inc.	43,000	4,768,700
Goldman Sachs Group, Inc. (The)	53,518	9,131,776
HRPT Properties Trust REITΔ	172,300	1,340,494
Hudson City Bancorp, Inc.	224,500	3,178,920
JPMorgan Chase & Co.	929,369	41,589,263
Loews Corporation	16,048	598,270
MBIA, Inc.Δ*	467,900	2,933,733
MetLife, Inc.	28,200	1,222,188
Morgan Stanley	219,088	6,417,088
NYSE Euronext	127,000	3,760,470
Platinum Underwriters Holdings, Ltd.	56,100	2,080,188
PNC Financial Services Group, Inc.Δ	25,330	1,512,201
Progressive Corporation (The)	86,400	1,649,376
Prudential Financial, Inc.	10,841	655,881
SEI Investments Co.	53,400	1,173,198
Simon Property Group, Inc. REITΔ	6,787	569,429
SLM Corporation*	487,100	6,098,492
State Street Corporation	173,300	7,822,762
See Notes to Schedules of Investments

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
T. Rowe Price Group, Inc.	57,700	$3,169,461
Taubman Centers, Inc. REITΔ	59,100	2,359,272
Torchmark Corporation	57,200	3,060,772
Travelers Cos., Inc. (The)	312,055	16,832,247
Unum Group	64,900	1,607,573
US Bancorp	93,555	2,421,203
Wells Fargo & Co.	928,227	28,886,424
XL Capital, Ltd. Class A	148,400	2,804,760

		252,700,359

Healthcare — 12.1%
Aetna, Inc.	17,100	600,381
AmerisourceBergen Corporation	110,700	3,201,444
Amgen, Inc.*	58,900	3,519,864
Boston Scientific Corporation*	408,600	2,950,092
Bristol-Myers Squibb Co.Δ	829,630	22,151,121
Cardinal Health, Inc.	108,300	3,902,049
CareFusion CorporationΔ*	8,800	232,584
Eli Lilly & Co.	23,600	854,792
Forest Laboratories, Inc.*	52,500	1,646,400
Gilead Sciences, Inc.*	29,700	1,350,756
Hologic, Inc.*	304,850	5,651,919
Johnson & Johnson	213,303	13,907,356
McKesson Corporation	67,700	4,449,244
Medtronic, Inc.	93,100	4,192,293
Merck & Co., Inc.	91,831	3,429,888
Pfizer, Inc.	1,835,510	31,478,996
Tenet Healthcare CorporationΔ*	776,600	4,442,152
Thermo Fisher Scientific, Inc.*	18,966	975,611
UnitedHealth Group, Inc.	419,077	13,691,245
Watson Pharmaceuticals, Inc.*	167,900	7,013,183
WellPoint, Inc.*	296,973	19,119,122
Zimmer Holdings, Inc.*	10,004	592,237

		149,352,729

Materials & Processing — 3.7%
Air Products & Chemicals, Inc.	6,700	495,465
Alcoa, Inc.	609,200	8,675,008
Cabot Corporation	51,800	1,574,720
Dow Chemical Co. (The)Δ	54,845	1,621,766
Du Pont (E.I.) de Nemours & Co.	247,499	9,216,863
Eastman Chemical Co.Δ	42,600	2,712,768
Freeport-McMoRan Copper & Gold, Inc.	7,900	659,966
International Paper Co.	58,000	1,427,380
Lubrizol Corporation	34,100	3,127,652
MeadWestvaco Corporation	227,300	5,807,515
Nucor Corporation	15,400	698,852
Owens CorningΔ*	44,700	1,137,168
Southern Copper CorporationΔ	104,300	3,303,181
United States Steel CorporationΔ	85,100	5,405,552

		45,863,856

Producer Durables — 10.5%
3M Co.	36,900	3,083,733
Boeing Co. (The)	32,789	2,380,809
Caterpillar, Inc.	14,700	923,895
CSX Corporation	19,424	988,682
Danaher CorporationΔ	4,700	375,577
Deere & Co.	15,500	921,630
Dover Corporation	54,200	2,533,850
Emerson Electric Co.	154,700	7,787,598
FedEx Corporation	43,953	4,105,210
Gardner Denver, Inc.	45,200	1,990,608
General Dynamics Corporation	41,533	3,206,348
General Electric Co.	1,281,302	23,319,696
Honeywell International, Inc.	424,100	19,199,007
Illinois Tool Works, Inc.	244,800	11,593,728
KBR, Inc.	158,800	3,519,008
L-3 Communications Holdings, Inc.	28,900	2,648,107
Norfolk Southern Corporation	15,600	871,884
Northrop Grumman Corporation	152,975	10,030,571
Oshkosh Corporation*	79,800	3,219,132
PACCAR, Inc.Δ	1,200	52,008
Paychex, Inc.Δ	108,500	3,330,950
Raytheon Co.	215,777	12,325,182
RR Donnelley & Sons Co.	63,000	1,345,050
Textron, Inc.	139,900	2,970,077
Union Pacific Corporation	11,500	842,950
United Technologies Corporation	3,400	250,274
W.W. Grainger, Inc.	13,700	1,481,244
Waste Management, Inc.	112,600	3,876,818

		129,173,626

Technology — 8.3%
Activision Blizzard, Inc.	11,400	137,484
AOL, Inc.Δ*	5,327	134,667
Applied Materials, Inc.	573,100	7,725,388
Avnet, Inc.*	58,500	1,755,000
CA, Inc.	144,000	3,379,680
Corning, Inc.	11,100	224,331
Dell, Inc.*	356,800	5,355,568
EMC Corporation*	88,917	1,604,063
Google, Inc. Class A*	2,900	1,644,329
Hewlett-Packard Co.	207,599	11,033,887
Ingram Micro, Inc. Class A*	93,900	1,647,945
Intel Corporation	903,325	20,108,014
International Business Machines Corporation	156,600	20,083,950
Microsoft Corporation	203,000	5,941,810
Motorola, Inc.*	681,500	4,784,130
NeuStar, Inc. Class A*	55,200	1,391,040
Nokia Corporation ADRΔ	328,800	5,109,552
Seagate Technology*	110,400	2,015,904
Texas Instruments, Inc.	136,800	3,347,496
Yahoo!, Inc.*	268,500	4,438,305

		101,862,543

Utilities — 8.9%
Alliant Energy Corporation	50,700	1,686,282
American Electric Power Co., Inc.	207,300	7,085,514
AT&T, Inc.	1,391,198	35,948,556
Constellation Energy Group, Inc.	42,700	1,499,197
Dominion Resources, Inc.Δ	128,166	5,268,904
DTE Energy Co.	41,000	1,828,600
Duke Energy Corporation	331,100	5,403,552
Edison International	111,500	3,809,955
Energen Corporation	29,300	1,363,329
Entergy Corporation	106,700	8,680,045
Exelon Corporation	29,609	1,297,170
FirstEnergy Corporation	14,952	584,474
FPL Group, Inc.	17,500	845,775
Mirant Corporation*	199,100	2,162,226

See Notes to Schedules of Investments

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NV Energy, Inc.	208,000	$2,564,640
PG&E CorporationΔ	18,000	763,560
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	108,700	3,208,824
Qwest Communications International, Inc.Δ	1,366,000	7,130,520
Sempra Energy	45,300	2,260,470
Southern Co.	38,499	1,276,627
Sprint Nextel Corporation*	137,500	522,500
Verizon Communications, Inc.	481,072	14,922,854

		110,114,783

Total Common Stocks (Cost $1,191,074,162)		1,158,973,882

FOREIGN COMMON STOCKS — 3.5%
Canada — 0.2%
BCE, Inc.	90,900	2,667,915

Panama — 0.2%
Copa Holdings SA Class A	43,500	2,644,800

Peru — 0.2%
Credicorp, Ltd.	36,300	3,200,934

Russia — 0.2%
CTC Media, Inc.*	119,000	2,049,180

Singapore — 0.8%
Flextronics International, Ltd.*	1,201,138	9,416,922

Switzerland — 1.5%
Tyco Electronics, Ltd.	282,075	7,751,421
Tyco International, Ltd.	272,075	10,406,869

		18,158,290

United Kingdom — 0.4%
Ensco International PLC	113,100	5,064,618

Total Foreign Common Stocks (Cost $40,662,133)		43,202,659

MONEY MARKET FUNDS — 11.5%
GuideStone Money Market Fund (GS4 Class)¥	22,306,619	22,306,619
Northern Institutional Liquid Assets Portfolio§	119,720,532	119,720,532

Total Money Market Funds (Cost $142,027,151)		142,027,151

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.01%, 05/06/10	$405,000	404,947
0.06%, 05/06/10	125,000	124,983
0.07%, 05/06/10	155,000	154,980
0.07%, 05/06/10	25,000	24,997
0.08%, 05/06/10‡‡	420,000	419,945
0.11%, 05/06/10‡‡	3,225,000	3,224,576
0.59%, 05/06/10	65,000	64,991

Total U.S. Treasury Obligations (Cost $4,419,561)		4,419,419

TOTAL INVESTMENTS — 109.7% (Cost $1,378,183,007)		1,348,623,111
Liabilities in Excess of Other Assets — (9.7)%		(119,487,002)

Net Assets — 100.0%		$1,229,136,109

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	20.6
Energy	14.0
Healthcare	12.1
Consumer Discretionary	11.5
Money Market Funds	11.5
Producer Durables	10.5
Utilities	8.9
Technology	8.3
Consumer Staples	4.7
Materials & Processing	3.7
Foreign Common Stocks	3.5
Futures Contracts	2.2
U.S. Treasury Obligations	0.4

111.9

See Notes to Schedules of Investments

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$1,158,972,673	$—
Futures Contracts	—	332,749
Foreign Common Stocks	43,202,659	—
Money Market Funds	142,027,151	—
Level 2 — Other Significant
Observable Inputs
U.S. Treasury Obligations	4,419,419	—
Level 3 — Significant
Unobservable Inputs
Common Stocks	1,209	—

Total	$1,348,623,111	$332,749

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Common Stocks	$1,209	$—
Accrued discounts/premiums
Common Stocks	—	—
Realized gain (loss)
Common Stocks	—	—
Changed in unrealized appreciation (depreciation)
Common Stocks	—	—
Net purchases (sales)
Common Stocks	—	—
Transfers in and/or out of Level 3
Common Stocks	—	—

Balance, 03/31/10	$1,209	$—

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Schedules of Investments

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%
Consumer Discretionary — 16.8%
Amazon.com, Inc.*	337,057	$45,748,747
Autoliv, Inc.*	37,060	1,909,702
Avon Products, Inc.	102,500	3,471,675
Bed Bath & Beyond, Inc.Δ*	125,400	5,487,504
Best Buy Co., Inc.Δ	111,100	4,726,194
Carnival CorporationΔ	115,030	4,472,366
Coach, Inc.	33,170	1,310,878
DeVry, Inc.	29,340	1,912,968
DIRECTV Group, Inc. Class AΔ*	122,732	4,149,569
Dreamworks Animation SKG, Inc. Class AΔ*	43,300	1,705,587
eBay, Inc.*	51,270	1,381,726
Estee Lauder Cos., Inc. (The) Class AΔ	115,346	7,482,495
Ford Motor Co.Δ*	645,194	8,110,089
Home Depot, Inc.	169,800	5,493,030
Kohl’s Corporation*	168,650	9,238,647
Limited Brands, Inc.*	189,240	4,659,089
Lowe’s Cos., Inc.	196,790	4,770,190
Marriott International, Inc. Class A	106,850	3,367,912
McDonald’s Corporation	216,923	14,473,103
NIKE, Inc. Class B	291,825	21,449,137
Nordstrom, Inc.Δ	45,882	1,874,280
Polo Ralph Lauren Corporation	15,390	1,308,766
Priceline.com, Inc.*	36,908	9,411,540
Staples, Inc.	254,600	5,955,094
Starbucks CorporationΔ	504,100	12,234,507
Starwood Hotels & Resorts Worldwide, Inc.Δ	112,600	5,251,664
Target CorporationΔ	81,480	4,285,848
Tiffany & Co.	134,221	6,374,155
Time Warner, Inc.Δ	116,560	3,644,831
Wal-Mart Stores, Inc.	46,450	2,582,620
Walt Disney Co. (The)Δ	154,990	5,410,701
Western Union Co. (The)	95,200	1,614,592
Whirlpool Corporation	15,550	1,356,737

		216,625,943

Consumer Staples — 3.6%
Church & Dwight Co., Inc.Δ	79,700	5,335,915
Colgate-Palmolive Co.	64,870	5,530,816
Dr Pepper Snapple Group, Inc.	79,300	2,788,981
General Mills, Inc.Δ	86,220	6,103,514
Hansen Natural Corporation*	62,188	2,697,716
J.M. Smucker Co. (The)	45,390	2,735,201
PepsiCo, Inc.	190,480	12,602,157
Procter & Gamble Co. (The)	74,100	4,688,307
Whole Foods Market, Inc.Δ*	124,400	4,497,060

		46,979,667

Energy — 6.8%
Cameron International CorporationΔ*	127,710	5,473,651
Chevron Corporation	86,280	6,542,612
Devon Energy Corporation	39,110	2,519,857
EOG Resources, Inc.	67,924	6,312,857
FMC Technologies, Inc.Δ*	228,000	14,735,640
Halliburton Co.	194,730	5,867,215
National Oilwell Varco, Inc.	381,900	15,497,502
Schlumberger, Ltd.	210,800	13,377,368
Transocean, Ltd.*	118,008	10,193,531
Walter Energy, Inc.	57,670	5,321,211
Whiting Petroleum Corporation*	17,050	1,378,322

		87,219,766

Financial Services — 15.2%
American Express Co.	324,569	13,391,717
Ameriprise Financial, Inc.	52,960	2,402,266
Bank of America CorporationΔ	392,540	7,006,839
Capital One Financial Corporation	126,966	5,257,662
CME Group, Inc.	24,400	7,713,084
Fifth Third Bancorp	190,800	2,592,972
Franklin Resources, Inc.	60,820	6,744,938
Goldman Sachs Group, Inc. (The)	114,784	19,585,594
IntercontinentalExchange, Inc.*	152,180	17,071,552
JPMorgan Chase & Co.	422,988	18,928,713
Lincoln National Corporation	54,690	1,678,983
Mastercard, Inc. Class AΔ	54,886	13,941,044
Morgan Stanley	29,510	864,348
New York Community Bancorp, Inc.	84,140	1,391,676
Schwab (Charles) Corporation (The)	511,100	9,552,459
State Street Corporation	69,060	3,117,368
US Bancorp	245,978	6,365,911
Visa, Inc.Δ	464,907	42,320,484
Wells Fargo & Co.	519,837	16,177,327

		196,104,937

Healthcare — 14.0%
Abbott Laboratories	138,080	7,274,054
Alexion Pharmaceuticals, Inc.Δ*	32,960	1,792,035
Allergan, Inc.	272,260	17,784,023
Amgen, Inc.*	163,030	9,742,673
Baxter International, Inc.	31,000	1,804,200
Celgene Corporation*	158,770	9,837,389
Cephalon, Inc.*	19,530	1,323,743
Covance, Inc.Δ*	20,380	1,251,128
Covidien PLC	47,800	2,403,384
Express Scripts, Inc.*	52,810	5,373,946
Genzyme Corporation*	267,000	13,838,610
Gilead Sciences, Inc.*	110,106	5,007,621
Illumina, Inc.Δ*	258,100	10,040,090
Intuitive Surgical, Inc.Δ*	70,400	24,508,352
Johnson & Johnson	79,833	5,205,112
Life Technologies Corporation*	47,600	2,488,052
McKesson Corporation	21,990	1,445,183
Medtronic, Inc.	115,720	5,210,872
Merck & Co., Inc.	349,066	13,037,615
Mylan, Inc.Δ*	187,900	4,267,209
Qiagen NVΔ*	118,150	2,716,269
Shire PLC ADRΔ	61,290	4,042,688
St. Jude Medical, Inc.*	33,760	1,385,848
Teva Pharmaceutical Industries, Ltd. ADR	82,550	5,207,254
Thermo Fisher Scientific, Inc.*	119,700	6,157,368
UnitedHealth Group, Inc.	218,760	7,146,889
Varian Medical Systems, Inc.Δ*	170,000	9,406,100
Vertex Pharmaceuticals, Inc.*	32,140	1,313,562

		181,011,269

Materials & Processing — 5.5%
ABB, Ltd. ADRΔ*	155,720	3,400,925

See Notes to Schedules of Investments

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Air Products & Chemicals, Inc.	30,356	$2,244,826
Albemarle CorporationΔ	50,310	2,144,715
Dow Chemical Co. (The)Δ	386,618	11,432,294
FMC CorporationΔ	25,910	1,568,592
Freeport-McMoRan Copper & Gold, Inc.Δ	137,880	11,518,495
Monsanto Co.	149,300	10,663,006
Newmont Mining Corporation	75,500	3,845,215
PPG Industries, Inc.	60,207	3,937,538
Praxair, Inc.	184,316	15,298,228
Precision Castparts Corporation	43,480	5,509,351

		71,563,185

Producer Durables — 8.2%
3M Co.	75,430	6,303,685
AMETEK, Inc.Δ	42,700	1,770,342
Boeing Co. (The)	35,600	2,584,916
Bucyrus International, Inc.	28,140	1,856,959
Caterpillar, Inc.	48,500	3,048,225
CSX Corporation	86,530	4,404,377
Cummins, Inc.	107,750	6,675,112
Danaher Corporation	54,708	4,371,716
Deere & Co.	152,318	9,056,828
Emerson Electric Co.	53,980	2,717,353
Expeditors International of Washington, Inc.	60,490	2,233,291
FedEx Corporation	139,243	13,005,296
FLIR Systems, Inc.Δ*	174,600	4,923,720
General Dynamics Corporation	107,343	8,286,880
General Electric Co.	105,490	1,919,918
Iron Mountain, Inc.Δ	191,270	5,240,798
Norfolk Southern Corporation	97,038	5,423,454
Trimble Navigation, Ltd.Δ*	29,830	856,718
Union Pacific Corporation	154,631	11,334,452
United Technologies Corporation	58,070	4,274,533
W.W. Grainger, Inc.	50,500	5,460,060

		105,748,633

Technology — 22.8%
Adobe Systems, Inc.*	88,830	3,141,917
American Tower Corporation Class A*	251,931	10,734,780
Apple, Inc.*	294,113	69,095,967
Broadcom Corporation Class AΔ	530,600	17,605,308
Check Point Software Technologies, Ltd.*	111,660	3,914,800
Cisco Systems, Inc.*	1,061,960	27,642,819
Citrix Systems, Inc.Δ*	28,820	1,368,085
Cognizant Technology Solutions Corporation Class A*	90,681	4,622,917
Crown Castle International Corporation*	40,173	1,535,814
EMC Corporation*	659,416	11,895,865
Equinix, Inc.Δ*	24,300	2,365,362
F5 Networks, Inc.*	36,500	2,245,115
Google, Inc. Class A*	82,580	46,823,686
Hewlett-Packard Co.	88,836	4,721,633
Intel Corporation	267,090	5,945,423
Juniper Networks, Inc.*	104,410	3,203,299
Marvell Technology Group, Ltd.Δ*	406,390	8,282,228
Microsoft Corporation	348,560	10,202,351
NetApp, Inc.Δ*	129,334	4,211,115
NVIDIA CorporationΔ*	333,846	5,802,244
Oracle Corporation	275,600	7,080,164
QUALCOMM, Inc.	489,690	20,562,083
Rovi Corporation*	7	260
Salesforce.com, Inc.Δ*	204,100	15,195,245
VMware, Inc.Δ*	104,700	5,580,510

		293,778,990

Utilities — 0.4%
AES Corporation (The)*	435,030	4,785,330
Wisconsin Energy Corporation	10,860	536,592

		5,321,922

Total Common Stocks (Cost $963,269,884)		1,204,354,312

FOREIGN COMMON STOCKS — 2.3%
Canada — 0.8%
Potash Corporation of Saskatchewan, Inc.	57,295	6,838,158
Research In Motion, Ltd.Δ*	48,181	3,562,985

		10,401,143

China — 0.5%
Baidu, Inc. ADR*	11,890	7,098,330

France — 0.3%
Total SA ADRΔ	57,140	3,315,263

United Kingdom — 0.7%
BHP Billiton PLC ADRΔ	134,598	9,210,541

Total Foreign Common Stocks (Cost $23,550,169)		30,025,277

PREFERRED STOCK — 0.1%
Wells Fargo & Co.Δ (Cost $678,134)	35,400	966,420

RIGHT/WARRANT — 0.0%
Krispy Kreme Doughnuts, Inc. (Cost $74)	7,410	74

MONEY MARKET FUNDS — 16.4%
GuideStone Money Market Fund (GS4 Class)¥	46,067,576	46,067,576
Northern Institutional Liquid Assets Portfolio§	166,049,522	166,049,522

Total Money Market Funds (Cost $212,117,097)		212,117,098

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.05%, 05/06/10	$25,000	24,997
0.06%, 05/06/10	95,000	94,988
0.07%, 05/06/10	80,000	79,990
0.08%, 05/06/10‡‡	1,635,000	1,634,808
0.11%, 05/06/10‡‡	4,710,000	4,709,381
0.06%, 05/16/10	25,000	24,996

Total U.S. Treasury Obligations (Cost $6,569,339)		6,569,160

TOTAL INVESTMENTS — 112.6% (Cost $1,206,184,697)		1,454,032,341
Liabilities in Excess of Other Assets — (12.6)%		(162,300,580)

NET ASSETS — 100.0%		$1,291,731,761

Please see abbreviation and footnote definitions on page 106.

See Notes to Schedules of Investments

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	22.8
Consumer Discretionary	16.8
Money Market Funds	16.4
Financial Services	15.2
Healthcare	14.0
Producer Durables	8.2
Energy	6.8
Materials & Processing	5.5
Futures Contracts	4.0
Consumer Staples	3.6
Foreign Common Stocks	2.3
U.S. Treasury Obligations	0.5
Utilities	0.4
Preferred Stock	0.1
Right/Warrant	0.0	**

	116.6

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Common Stocks	$1,204,354,312	$—
Futures Contracts	—	270,314
Foreign Common Stocks	30,025,277	—
Money Market Funds	212,117,098	—
Preferred Stock	966,420	—
Right/Warrant	74	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	6,569,160	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,454,032,341	$270,314

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 83.6%
Consumer Discretionary — 11.3%
Aaron’s, Inc.Δ	50,600	$1,687,004
American Greetings Corporation Class A	46,200	962,808
American Public Education, Inc.Δ*	54,600	2,544,360
AnnTaylor Stores CorporationΔ*	77,100	1,595,970
Arbitron, Inc.Δ	32,900	877,114
ATC Technology Corporation*	48,200	827,112
Autoliv, Inc.*	13,600	700,808
Buffalo Wild Wings, Inc.*	31,300	1,505,843
Capella Education Co.Δ*	10,000	928,400
Chico’s FAS, Inc.Δ	26,600	383,572
Citi Trends, Inc.*	33,900	1,099,716
Corinthian Colleges, Inc.Δ*	54,400	956,896
CROCS, Inc.Δ*	92,400	810,348
Deckers Outdoor Corporation*	20,700	2,856,600
DG Fastchannel, Inc.*	47,800	1,527,210
Drew Industries, Inc.*	46,800	1,030,536
DSW, Inc.Δ*	16,900	431,457
Elizabeth Arden, Inc.*	25,000	450,000
Finish Line Inc The	67,500	1,101,600
GSI Commerce, Inc.*	28,920	800,216
Guess ?, Inc.	27,300	1,282,554
Harman International Industries, Inc.*	15,900	743,802
Helen of Troy, Ltd.*	37,583	979,413
Iconix Brand Group, Inc.Δ*	34,700	532,992
Inter Parfums, Inc.	44,800	663,936
ITT Educational Services, Inc.*	10,400	1,169,792
Jo-Ann Stores, Inc.Δ*	7,100	298,058
John Wiley & Sons, Inc.	30,200	1,307,056
Jones Apparel Group, Inc.	33,800	642,876
Kirkland’s, Inc.*	22,178	465,738
Meredith Corporation	36,700	1,262,847
Mohawk Industries, Inc.*	14,800	804,824
Monro Muffler Brake, Inc.	24,000	858,240
Netflix, Inc.Δ*	17,400	1,283,076
Nu Skin Enterprises, Inc. Cl A	26,400	768,240
Papa John’s International, Inc.*	46,700	1,200,657
PetSmart, Inc.	21,100	674,356
Rent-A-Center, Inc.*	35,700	844,305
Rue21, Inc.*	7,200	249,624
Scholastic Corporation	36,000	1,008,000
Skechers USA, Inc. Class A*	24,700	897,104
Sotheby’s Holdings Class A	10,300	320,227
Stage Stores, Inc.	40,100	617,139
Steven Madden, Ltd.Δ*	35,400	1,727,520
Tempur-Pedic International, Inc.Δ*	28,191	850,241
Timberland Co. (The)Δ*	30,700	655,138
Tupperware Brands CorporationΔ	10,900	525,598
Ulta Salon Cosmetics & Fragrance, Inc.*	51,537	1,165,767
Universal Technical Institute, Inc.*	23,000	524,860
ValueClick, Inc.*	79,400	805,116
Vitamin Shoppe, Inc.*	11,700	262,665
WABCO Holdings, Inc.*	62,900	1,881,968
WESCO International, Inc.Δ*	20,200	701,142

		51,052,441

Consumer Staples — 2.6%
American Italian Pasta Co.*	12,100	470,327
Children’s Place Retail Stores, Inc.*	6,300	280,665
Diamond Foods, Inc.Δ	23,300	979,532
Fresh Del Monte Produce, Inc.*	22,200	449,550
Green Mountain Coffee Roasters, Inc.Δ*	12,571	1,217,124
Hansen Natural Corporation*	48,600	2,108,268
Herbalife, Ltd.	39,000	1,798,680
J & J Snack Foods Corporation	20,652	897,743
Lancaster Colony CorporationΔ	15,800	931,568
Peet’s Coffee & Tea, Inc.*	9,000	356,850
Sanderson Farms, Inc.	11,200	600,432
TreeHouse Foods, Inc.Δ*	16,838	738,683
United Natural Foods, Inc.*	37,700	1,060,501

		11,889,923

Energy — 4.8%
Approach Resources, Inc.Δ*	39,600	359,568
Arena Resources, Inc.Δ*	64,600	2,157,640
Atlas Energy, Inc.*	19,600	609,952
Brigham Exploration Co.Δ*	59,500	949,025
Cal Dive International, Inc.*	84,900	622,317
Complete Production Services, Inc.*	36,500	421,575
Comstock Resources, Inc.*	40,200	1,278,360
Concho Resources, Inc.*	31,000	1,561,160
Contango Oil*	20,100	1,028,115
CVR Energy, Inc.*	81,000	708,750
Dril-Quip, Inc.*	11,200	681,408
EXCO Resources, Inc.	108,800	1,999,744
Exterran Holdings, Inc.Δ*	36,400	879,788
Gulf Island Fabrication, Inc.Δ	10,100	219,675
Hercules Offshore, Inc.*	184,300	794,333
Holly CorporationΔ	24,900	694,959
Oil States International, Inc.Δ*	35,000	1,586,900
Patterson-UTI Energy, Inc.	37,900	529,463
Quicksilver Resources, Inc.Δ*	34,700	488,229
Rex Energy Corporation*	25,035	285,149
Rosetta Resources, Inc.*	21,800	513,390
Sunoco, Inc.	24,000	713,040
T-3 Energy Services, Inc.*	22,049	541,523
W&T Offshore, Inc.	78,100	656,040
Walter Energy, Inc.	8,400	775,068
Whiting Petroleum CorporationΔ*	9,300	751,812

		21,806,983

Financial Services — 17.3%
American Equity Investment Life Holding Co.	69,400	739,110
American Financial Group, Inc.	50,500	1,436,725
American Physicians Capital, Inc.	15,600	498,420
AMERISAFE, Inc.*	31,518	515,950
Amtrust Financial Services, Inc.	48,700	679,365
Apartment Investment & Management Co. Class A REIT	79,700	1,467,277
Argo Group International Holdings, Ltd.	27,152	884,884
Assurant, Inc.	35,100	1,206,738
Astoria Financial Corporation	65,400	948,300
AXIS Capital Holdings, Ltd.	49,000	1,531,740

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Banco Latinoamericano de Exportaciones SA	62,000	$890,320
Bank of the Ozarks, Inc.Δ	28,200	992,358
BOK Financial CorporationΔ	11,300	592,572
Brown & Brown, Inc.Δ	63,800	1,143,296
Cash America International, Inc.Δ	29,400	1,160,712
City Holding Co.Δ	24,900	853,821
Cohen & Steers, Inc.Δ	21,200	529,152
Columbia Banking System, Inc.	21,900	444,789
CVB Financial Corporation	54,000	536,220
Cybersource CorporationΔ*	69,986	1,234,553
Duff & Phelps Corporation	45,000	753,300
DuPont Fabros Technology, Inc. REIT	26,300	567,817
Endurance Specialty Holdings, Ltd.Δ	35,100	1,303,965
Euronet Worldwide, Inc.*	38,500	709,555
Evercore Partners, Inc. Class AΔ	24,300	729,000
EZCORP, Inc. Class A*	55,100	1,135,060
Federated Investors, Inc. Class BΔ*	35,700	941,766
First Cash Financial Services, Inc.Δ*	25,000	539,250
First Financial Bancorp	13,800	245,502
First Indl R*	90,800	704,608
FPIC Insurance Group, Inc.*	17,250	467,647
GFI Group, Inc.Δ	72,400	418,472
Global Payments, Inc.	83,600	3,807,980
HCC Insurance Holdings, Inc.	72,935	2,013,006
Home Bancshares, Inc.Δ	18,400	486,496
HRPT Properties Trust REIT	181,700	1,413,626
IBERIABANK Corporation	20,700	1,242,207
Infinity Property & Casualty Corporation	24,600	1,117,824
International Bancshares CorporationΔ	52,200	1,200,078
Jack Henry & Associates, Inc.Δ	47,500	1,142,850
Jones Lang LaSalle, Inc.Δ	46,300	3,374,807
Life Partners Holdings, Inc.	26,900	596,373
LTC Properties, Inc. REIT	37,800	1,022,868
Max Re Capital, Ltd.	50,400	1,158,696
Mercury General Corporation	15,400	673,288
National Financial Partners Corporation*	79,900	1,126,590
National Health Investors, Inc. REIT	30,600	1,186,056
NBH Holdings Corporation+@	30,300	606,000
Net 1 UEPS Technologies, Inc.*	51,300	943,407
NewAlliance Bancshares, Inc.Δ	69,600	878,352
optionsXpress Holdings, Inc.Δ*	151,290	2,464,514
Pacwest BancorpΔ	31,100	709,702
Pennsylvania Real Estate Investment Trust REITΔ	92,600	1,154,722
Platinum Underwriters Holdings, Ltd.	32,500	1,205,100
Portfolio Recovery Associates, Inc.Δ*	9,200	504,804
ProAssurance Corporation*	18,600	1,088,844
PS Business Parks, Inc. REIT	11,400	608,760
Republic Bancorp, Inc. Class AΔ	27,600	519,984
RLI Corporation	21,000	1,197,420
Safety Insurance Group, Inc.	51,100	1,924,937
SCBT Financial Corporation	9,200	340,768
SEI Investments Co.	29,500	648,115
Signature Bank*	26,300	974,415
StanCorp Financial Group, Inc.	56,100	2,672,043
Stifel Financial Corporation*	4,900	263,375
SWS Group, Inc.Δ	19,500	224,835
Taubman Centers, Inc. REITΔ	35,300	1,409,176
Torchmark Corporation	21,800	1,166,518
Tower Group, Inc.Δ	48,600	1,077,462
Trustco Bank Corporation	93,800	578,746
Trustmark Corporation	26,600	649,838
Unitrin, Inc.	51,500	1,444,575
Webster Financial Corporation	55,400	968,946
Whitney Holding Corporation	35,400	488,166
Wintrust Financial Corporation	26,800	997,228
World Acceptance CorporationΔ*	25,100	905,608
Wright Express Corporation*	41,000	1,234,920

		78,216,269

Healthcare — 10.6%
Affymax, Inc.*	24,400	571,692
Alexion Pharmaceuticals, Inc.*	10,320	561,098
Align Technology, Inc.Δ*	89,200	1,725,128
Amedisys, Inc.Δ*	35,634	1,967,710
American Medical Systems Holdings, Inc.*	22,590	419,722
AMERIGROUP Corporation*	36,100	1,199,964
BioMarin Pharmaceuticals, Inc.Δ*	43,000	1,004,910
Bio-Rad Laboratories, Inc. Class A*	18,700	1,935,824
Brookdale Senior Living, Inc.*	37,900	789,457
Catalyst Health Solutions, Inc.*	50,300	2,081,414
Centene Corporation*	47,100	1,132,284
Cooper Cos., Inc.Δ	40,200	1,562,976
Dionex CorporationΔ*	13,700	1,024,486
Emergency Medical Services Corporation Class A*	31,300	1,770,015
Endo Pharmaceuticals Holdings, Inc.*	30,200	715,438
Five Star Quality Care, Inc.+	2,086	—
Gen-Probe, Inc.Δ*	14,900	745,000
Haemonetics Corporation*	18,500	1,057,275
Health Net, Inc.*	62,900	1,564,323
Healthspring, Inc.*	59,500	1,047,200
Hill-Rom Holdings, Inc.Δ	47,600	1,295,196
Human Genome Sciences, Inc.Δ*	16,900	510,380
ICON PLC ADR*	65,800	1,737,120
Incyte Corporation, Ltd.Δ*	50,300	702,188
Invacare Corporation	22,400	594,496
IPC The Hospitalist Co., Inc.*	7,600	266,836
LifePoint Hospitals, Inc.Δ*	31,700	1,165,926
Magellan Health Services, Inc.*	59,000	2,565,320
Map Pharmaceuticals, Inc.*	16,100	255,829
MedAssets, Inc.Δ*	38,700	812,700
Mednax, Inc.*	8,100	471,339
PerkinElmer, Inc.	76,900	1,837,910
Prestige Brands Holdings, Inc.*	43,700	393,300
PSS World Medical, Inc.Δ*	50,100	1,177,851
Salix Pharmaceuticals, Ltd.*	21,000	782,250
Sirona Dental Systems, Inc.*	43,989	1,672,902
SXC Health Solutions CorporationΔ*	10,100	679,528
Techne Corporation	17,900	1,140,051

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Thoratec CorporationΔ*	20,427	$683,283
United Therapeutics CorporationΔ*	19,200	1,062,336
Universal American Corporation*	72,500	1,116,500
VCA Antech, Inc.Δ*	27,200	762,416
Volcano CorporationΔ*	73,600	1,778,176
WebMD Health Corporation*	8,200	380,316
WellCare Health Plans, Inc.Δ*	26,300	783,214
Zoll Medical Corporation*	21,100	556,196

		48,059,475

Materials & Processing — 5.5%
AAON, Inc.Δ	14,600	330,252
AK Steel Holding Corporation	27,200	621,792
Apogee Enterprises, Inc.Δ	61,700	975,477
AptarGroup, Inc.	16,000	629,600
Beacon Roofing Supply, Inc.Δ*	11,967	228,928
Belden, Inc.	32,500	892,450
Bemis Co., Inc.	19,200	551,424
Cabot Corporation	45,900	1,395,360
Cellu Tissue Holdings, Inc.*	44,900	448,102
CLARCOR, Inc.	39,800	1,372,702
H.B. Fuller Co.	34,600	803,066
Huntsman Corporation	41,400	498,870
Innophos Holdings, Inc.	38,800	1,082,520
Interline Brands, Inc.*	48,900	935,946
Kaiser Aluminum Corporation	12,600	485,982
Kraton Performance Polymers, Inc.Δ*	44,800	800,128
Lennox International, Inc.Δ	19,100	846,512
Lubrizol Corporation	17,100	1,568,412
Minerals Technologies, Inc.	18,600	964,224
NewMarket Corporation	8,500	875,415
OM Group, Inc.*	25,800	874,104
Owens CorningΔ*	6,300	160,272
PolyOne Corporation*	57,900	592,896
RBC Bearings, Inc.*	16,200	516,294
Reliance Steel & Aluminum Co.	31,700	1,560,591
RTI International Metals, Inc.*	12,800	388,224
Schnitzer Steel Industries, Inc. Class A	5,300	278,409
Schulman (A), Inc.	42,400	1,037,528
Watsco, Inc.Δ	51,500	2,929,320

		24,644,800

Producer Durables — 13.2%
A.O. Smith CorporationΔ	21,498	1,130,150
Advisory Board Co. (The)*	23,000	724,500
Alaska Air Group, Inc.Δ*	30,100	1,241,023
Allegiant Travel Co.Δ*	30,190	1,746,793
B/E Aerospace*	29,800	907,410
Briggs & Stratton CorporationΔ	78,300	1,526,850
Carlisle Cos., Inc.	15,600	594,360
Clean Harbors, Inc.*	20,800	1,155,648
Columbus McKinnon Corporation*	55,100	874,437
CoStar Group, Inc.Δ*	22,100	917,592
Curtiss-Wright Corporation	39,400	1,371,120
Darling International, Inc.*	40,900	366,464
DynCorp International, Inc.*	45,800	526,242
EMCOR Group, Inc.*	38,100	938,403
EnPro Industries, Inc.Δ*	24,200	703,736
FARO Technologies, Inc.Δ*	42,400	1,091,800
FTI Consulting, Inc.Δ*	24,800	975,136
Gardner Denver, Inc.	34,100	1,501,764
Genco Shipping & Trading, Ltd.Δ*	34,900	736,739
Generac Holdings, Inc.*	54,200	759,342
Genesee & Wyoming, Inc. Class A*	33,300	1,136,196
Graco, Inc.	28,800	921,600
Healthcare Services Group, Inc.	27,100	606,769
Heartland Express, Inc.Δ	31,100	513,150
HEICO Corporation Class AΔ	24,606	1,160,577
Houston Wire & Cable Co.Δ	38,800	449,304
IDEX Corporation	49,511	1,638,814
JB Hunt Transport Services, Inc.Δ	23,500	843,180
KBR, Inc.	79,700	1,766,152
Kennametal, Inc.Δ	28,800	809,856
Kforce, Inc.*	147,600	2,244,996
Knight Transportation, Inc.Δ	87,200	1,839,048
Lexmark International, Inc. Class A*	24,600	887,568
MAXIMUS, Inc.	7,600	463,068
McGrath RentCorpΔ	23,100	559,713
Metalico, Inc.*	56,331	337,423
Middleby CorporationΔ*	19,000	1,094,210
Mobile Mini, Inc.Δ*	31,700	491,033
Moog, Inc. Class A*	24,100	853,622
Old Dominion Freight Line, Inc.*	16,000	534,240
On Assignment, Inc.Δ*	108,000	770,040
Orbital Sciences Corporation*	65,000	1,235,650
Oshkosh Corporation*	34,900	1,407,866
Regal-Beloit Corporation	38,400	2,281,344
Resources Connection, Inc.*	56,900	1,090,773
Robert Half International, Inc.Δ	50,900	1,548,887
Rush Enterprises, Inc. Class AΔ*	49,421	652,852
Skywest, Inc.Δ	46,200	659,736
SPX Corporation	13,500	895,320
Standard Parking Corporation*	40,800	669,936
Stericycle, Inc.Δ*	12,900	703,050
SYKES Enterprises, Inc.*	90,400	2,064,736
TeleTech Holdings, Inc.*	28,700	490,196
Thomas & Betts Corporation*	25,000	981,000
Toro Co.Δ	24,800	1,219,416
TransDigm Group, Inc.*	41,300	2,190,552
TRW Automotive Holdings Corporation*	21,000	600,180
Tutor Perini Corporation*	27,400	595,950
UniFirst Corporation	12,300	633,450

		59,630,962

Technology — 14.4%
3PAR, Inc.Δ*	65,700	657,000
Acme Packet, Inc.*	20,591	396,994
ADC Telecommunications, Inc.Δ*	65,100	475,881
Amkor Technology, Inc.Δ*	113,700	803,859
Anixter International, Inc.*	12,600	590,310
Arrow Electronics, Inc.*	26,600	801,458
Aruba Networks, Inc.*	20,400	278,664
AsiaInfo Holdings, Inc.*	28,400	752,032
Atheros Communications, Inc.Δ*	23,900	925,169
Avnet, Inc.*	42,800	1,284,000
Blackboard, Inc.Δ*	25,000	1,041,500

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Bottomline Technologies, Inc.*	48,000	$807,840
Cavium Networks, Inc.Δ*	20,600	512,116
CommVault Systems, Inc.*	26,000	555,100
Compellent Technologies, Inc.*	25,800	452,790
CPI International, Inc.*	47,800	633,828
Cree, Inc.Δ*	12,200	856,684
CSG Systems International, Inc.*	28,100	588,976
Cymer, Inc.*	27,600	1,029,480
DealerTrack Holdings, Inc.*	26,500	452,620
DigitalGlobe, Inc.*	23,400	652,626
EarthLink, Inc.Δ	132,800	1,134,112
EPIQ Systems, Inc.Δ*	45,500	565,565
F5 Networks, Inc.*	16,731	1,029,124
Finisar CorporationΔ*	72,000	1,131,120
FormFactor, Inc.Δ*	46,500	825,840
Hittite Microwave Corporation*	19,200	844,224
Informatica CorporationΔ*	22,500	604,350
Ingram Micro, Inc. Class A*	75,600	1,326,780
Insight Enterprises, Inc.Δ*	25,500	366,180
Integrated Device Technology, Inc.*	73,200	448,716
Intersil Corporation Class AΔ	34,400	507,744
Jabil Circuit, Inc.	61,400	994,066
Kenexa CorporationΔ*	28,900	397,375
LivePerson, Inc.*	59,300	454,831
Mantech International Corporation Class A*	17,200	839,876
Methode Electronics, Inc.	49,000	485,100
MicroStrategy, Inc. Class A*	5,900	501,913
Monolithic Power Systems, Inc.Δ*	77,100	1,719,330
Netezza CorporationΔ*	115,200	1,473,408
NETGEAR, Inc.Δ*	33,900	884,790
Netlogic Microsystems, Inc.Δ*	72,768	2,141,562
NeuStar, Inc. Class A*	32,600	821,520
Nuance Communications, Inc.Δ*	41,333	687,781
Omnivision Technologies, Inc.*	16,300	280,034
Pegasystems, Inc.	16,100	595,700
Plantronics, Inc.	20,700	647,496
Power Intergrations, Inc.	54,700	2,253,640
RightNow Technologies, Inc.*	25,000	446,500
Riverbed Technology, Inc.Δ*	37,800	1,073,520
Rovi Corporation*	19,400	720,322
Rudolph Technologies, Inc.*	7,700	65,989
Sapient Corporation*	39,300	359,202
SBA Communications Corporation Class AΔ*	45,382	1,636,929
Scansource, Inc.*	46,200	1,329,636
Semtech Corporation*	82,067	1,430,428
Sierra Wireless, Inc.*	47,500	400,425
Silicon Laboratories, Inc.*	4,900	233,583
SkillSoft PLC ADR*	74,900	772,968
SolarWinds, Inc.Δ*	44,600	966,036
Solera Holdings, Inc.Δ	111,200	4,297,880
SRA International, Inc. Class A*	37,000	769,230
Stanley, Inc.Δ*	39,900	1,128,771
Stratasys, Inc.Δ*	45,792	1,116,409
SuccessFactors, Inc.Δ*	41,000	780,640
Sybase, Inc.Δ*	22,733	1,059,812
Tech Data Corporation*	12,900	540,510
Ultimate Software Group, Inc.Δ*	47,000	1,548,650
Varian Semiconductor Equipment Associates, Inc.*	42,425	1,405,116
Veeco Instruments, Inc.Δ*	37,291	1,622,159
VeriFone Holdings, Inc.*	41,100	830,631
Viasat, Inc.Δ*	27,000	934,470
Vishay Intertechnology, Inc.*	54,200	554,466
Volterra Semiconductor Corporation*	15,200	381,520

		64,916,906

Utilities — 3.9%
Alliant Energy Corporation	41,000	1,363,660
El Paso Electric Co.*	56,300	1,159,780
Energen Corporation	28,900	1,344,717
General Communication, Inc.
Class A*	76,900	443,713
IDACORP, Inc.Δ	24,500	848,190
j2 Global Communications, Inc.Δ*	36,700	858,780
Mirant Corporation*	117,600	1,277,136
NorthWestern Corporation	18,500	495,985
NTELOS Holdings Corporation	50,000	889,500
NV Energy, Inc.	117,000	1,442,610
Oclaro, Inc.*	113,000	310,750
OGE Energy Corporation	45,200	1,760,088
Oneok, Inc.	24,900	1,136,685
Pinnacle West Capital Corporation	15,000	565,950
PNM Resources, Inc.Δ	43,600	546,308
Southern Union Co.	24,100	611,417
TECO Energy, Inc.Δ	34,600	549,794
Telephone & Data Systems, Inc.	42,600	1,442,010
USA Mobility, Inc.Δ*	37,300	472,591

		17,519,664

Total Common Stocks (Cost $315,965,514)		377,737,423

FOREIGN COMMON STOCKS — 1.7%
Bermuda — 0.4%
Montpelier Re Holdings, Ltd.Δ	70,000	1,176,700
VistaPrint NVΔ*	14,190	812,378

		1,989,078

British Virgin Islands — 0.2%
UTi Worldwide, Inc.	58,100	890,092

Canada — 0.1%
Westport Innovations, Inc.*	42,591	701,900

China — 0.1%
VanceInfo Technologies, Inc. ADR*	12,850	286,426

Israel — 0.1%
Given Imaging, Ltd.*	20,100	474,561

Marshall Islands — 0.1%
Aegean Marine Petroleum Network, Inc.	12,600	357,588

Netherlands — 0.3%
AerCap Holdings NVΔ*	50,600	582,912
ASM International N.V.Δ*	22,800	613,092

		1,196,004

Puerto Rico — 0.2%
Oriental Financial Group	62,700	846,450

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Singapore — 0.2%
Verigy, Ltd.Δ*	88,200	$986,076

Total Foreign Common Stocks (Cost $8,551,964)		7,728,175

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	5,125	6,509
Federal National Mortgage Association	3,750	4,809
Preferred Blocker (GMAC), Inc.	17	12,958

Total Preferred Stocks (Cost $232,615)		24,276

MONEY MARKET FUNDS — 45.6%
GuideStone Money Market Fund (GS4 Class)¥	29,551,007	29,551,007
Northern Institutional Liquid Assets Portfolio§	176,270,937	176,270,937

Total Money Market Funds (Cost $205,821,944)		205,821,944

	Par
AGENCY OBLIGATIONS — 0.7%
Farmer Mac Guaranteed Trust
5.13%, 04/19/17 144A	$250,000	261,881
Federal Home Loan Banks
1.50%, 01/16/13	50,000	49,945
Federal National Mortgage Association
5.25%, 08/01/12	110,000	118,502
5.00%, 02/13/17	230,000	250,852
6.09%, 10/09/19Ω	90,000	52,780
Federal National Mtge Assoc.
0.18%, 08/23/10	2,253,000	2,251,198
Tennessee Valley Authority
5.25%, 09/15/39	50,000	49,628

Total Agency Obligations (Cost $3,023,951)		3,034,786

ASSET-BACKED SECURITIES — 0.4%
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	100,000	99,377
Bear Stearns Asset-Backed Securities Trust
0.70%, 10/27/32†	22,113	17,828
0.70%, 12/25/33†	230,485	196,199
Drive Auto Receivables Trust
5.33%, 04/15/14 STEP 144A	202,614	202,967
EMC Mortgage Loan Trust
0.90%, 02/25/41 STEP 144A	71,320	50,326
GSAA Trust
0.52%, 07/25/37†	200,000	100,457
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	92,697
Lehman XS Trust
0.55%, 11/25/35†	248,737	154,107
0.55%, 12/25/35†	123,947	40,596
0.37%, 06/25/37†	182,472	100,435
0.51%, 02/25/46†	264,992	136,168
0.32%, 08/25/46†	64,005	62,033
MASTR Specialized Loan Trust
0.60%, 05/25/37 144A†	231,642	136,766
Nelnet Student Loan Trust
1.73%, 04/25/24†	80,000	84,098
Option One Mortgage Loan Trust
1.05%, 11/25/32†	23,524	17,762
Renaissance Home Equity Loan Trust
0.68%, 06/25/33†	20,444	16,321
Securitized Asset-Backed Receivables LLC Trust
0.48%, 02/25/37†	241,939	106,487
Wachovia Asset Securitization, Inc.
0.62%, 09/27/32†	60,134	43,375
0.68%, 12/25/32†	31,535	21,436
0.54%, 03/25/33†	35,424	22,208

Total Asset-Backed Securities (Cost $2,458,708)		1,701,643

CORPORATE BONDS — 2.5%
AES Corporation
7.75%, 10/15/15	30,000	30,675
8.00%, 06/01/20	190,000	190,237
Alcoa, Inc.
6.00%, 07/15/13Δ	30,000	32,024
American Express Co.
8.13%, 05/20/19	100,000	121,323
6.80%, 09/01/49†	140,000	137,550
American Express Credit Corporation
5.13%, 08/25/14Δ	10,000	10,628
American International Group, Inc.
5.85%, 01/16/18	190,000	176,810
Anadarko Petroleum Corporation
6.45%, 09/15/36	280,000	286,270
Apache Corporation
5.63%, 01/15/17	110,000	121,006
AT&T, Inc.
5.50%, 02/01/18	90,000	95,701
5.80%, 02/15/19	140,000	149,913
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	7,600
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	71,848
Bank of America Corporation
7.40%, 01/15/11	60,000	62,796
5.42%, 03/15/17	60,000	59,379
5.75%, 12/01/17	190,000	195,102
7.63%, 06/01/19	20,000	22,916
8.13%, 12/15/49†	7,000	7,151
8.00%, 12/29/49†	60,000	61,308
Bear Stearns Cos. LLC
7.25%, 02/01/18	140,000	162,043
Berkshire Hathaway, Inc.
3.20%, 02/11/15	90,000	90,870
Boeing Capital Corporation
4.70%, 10/27/19	40,000	40,294
Boeing Co.
4.88%, 02/15/20	60,000	61,508

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Caterpillar Financial Services Corporation
6.20%, 09/30/13	$110,000	$124,330
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	60,000	74,979
Chesapeake Energy Corporation
6.88%, 11/15/20Δ	100,000	97,750
Citigroup, Inc.
6.50%, 08/19/13	140,000	151,036
6.38%, 08/12/14	30,000	32,080
5.00%, 09/15/14	160,000	159,932
5.50%, 10/15/14	70,000	72,516
6.88%, 03/05/38	130,000	131,773
Comcast Corporation
6.50%, 01/15/17	130,000	144,722
Community Health Systems, Inc.
8.88%, 07/15/15	30,000	31,125
ConocoPhillips Holding Co.
6.95%, 04/15/29	150,000	172,648
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	51,399
CVS Caremark Corporation
6.60%, 03/15/19	80,000	89,595
CVS Pass-Through Trust
6.94%, 01/10/30	85,969	91,407
DaVita, Inc.
6.63%, 03/15/13Δ	35,000	35,394
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	130,104
Dr Pepper Snapple Group, Inc.
6.82%, 05/01/18	100,000	114,422
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	142,457
Dynegy Holdings, Inc.
7.75%, 06/01/19Δ	15,000	11,400
Edison Mission Energy
7.20%, 05/15/19	100,000	69,500
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	561,800	384,833
6.50%, 11/15/24	20,000	10,500
6.55%, 11/15/34	10,000	5,200
Energy Transfer Partners LP
6.70%, 07/01/18	100,000	109,410
9.00%, 04/15/19	70,000	86,093
Enterprise Products Operating LLC
6.30%, 09/15/17Δ	170,000	187,022
Federal National Mortgage Association
6.25%, 05/15/29	110,000	124,642
7.13%, 01/15/30	100,000	126,032
FirstEnergy Corporation
7.38%, 11/15/31	140,000	145,280
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	167,422
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	145,000	161,529
General Electric Capital Corporation
6.00%, 08/07/19Δ	260,000	275,226
6.38%, 11/15/67†	130,000	122,850
GMAC, Inc.
6.63%, 05/15/12	348,000	354,960
1.75%, 10/30/12	100,000	100,641
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	8,525
Goldman Sachs Group, Inc.
4.50%, 06/15/10	100,000	100,751
5.95%, 01/18/18	100,000	105,078
5.38%, 03/15/20	60,000	59,558
HCA, Inc.
9.63%, 11/15/16 PIKΔ	52,593	56,472
Hess Corporation
8.13%, 02/15/19	100,000	122,095
7.30%, 08/15/31	120,000	137,130
HSBC Finance Corporation
4.63%, 09/15/10	290,000	294,832
Humana, Inc.
7.20%, 06/15/18	60,000	64,982
JPMorgan Chase & Co.
6.13%, 06/27/17	200,000	215,609
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	75,282
6.95%, 01/15/38	100,000	108,670
Kraft Foods, Inc.
5.38%, 02/10/20	110,000	112,012
Kroger Co.
6.15%, 01/15/20	70,000	76,130
L-3 Communications Corporation
6.38%, 10/15/15Δ	85,000	87,656
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	50
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/65#	50,000	250
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	800
6.75%, 12/28/17#	120,000	600
Medtronic, Inc.
4.45%, 03/15/20	40,000	39,888
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	232,915
MetLife, Inc.
6.75%, 06/01/16Δ	50,000	56,104
6.40%, 12/15/36	120,000	109,200
Morgan Stanley
5.63%, 01/09/12	160,000	169,538
NewPage Corporation
10.00%, 05/01/12	10,000	6,988
NRG Energy, Inc.
7.25%, 02/01/14Δ	10,000	10,100
7.38%, 02/01/16Δ	30,000	29,850
Occidental Petroleum Corporation
7.00%, 11/01/13	100,000	115,928
Pacific Gas & Electric Co.
5.63%, 11/30/17Δ	30,000	32,347
6.05%, 03/01/34	80,000	82,648

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Pemex Project Funding Master Trust
6.63%, 06/15/35	$90,000	$88,779
PepsiCo, Inc.
7.90%, 11/01/18	60,000	74,434
Qwest Communications International, Inc.
7.50%, 02/15/14	50,000	51,125
Receivable To Lehman LSI- Pimco Collateral Seizure
0.00%, 12/31/49	109,945	—
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	90,000	112,461
Roche Holdings, Inc.
6.00%, 03/01/19 144A	90,000	99,635
SLM Corporation
4.34%, 04/01/14†	30,000	26,003
Sonat, Inc.
7.63%, 07/15/11	100,000	104,923
Sprint Capital Corporation
6.90%, 05/01/19Δ	100,000	92,000
Steel Dynamics, Inc.
7.38%, 11/01/12	25,000	26,125
SunTrust Capital VIII
6.10%, 12/15/36†	100,000	82,544
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	65,300
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	123,107
7.30%, 07/01/38	90,000	100,481
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	98,572
United Parcel Service, Inc.
4.50%, 01/15/13	100,000	106,960
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	107,015
Ventas Realty LP
9.00%, 05/01/12	20,000	21,354
Verizon Communications, Inc.
8.95%, 03/01/39	70,000	95,222
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	113,306
Wachovia Corporation
5.63%, 10/15/16	270,000	284,926
5.75%, 02/01/18	120,000	127,770
WellPoint, Inc.
5.88%, 06/15/17	110,000	118,277
Williams Cos., Inc.
7.88%, 09/01/21	38,000	44,830
7.50%, 01/15/31	23,000	25,341
7.75%, 06/15/31	38,000	42,746
8.75%, 03/15/32	8,000	9,773
Windstream Corporation
8.63%, 08/01/16	20,000	20,550
Wyeth
5.95%, 04/01/37	60,000	63,034
XTO Energy, Inc.
7.50%, 04/15/12	110,000	123,296

Total Corporate Bonds (Cost $11,460,723)		11,447,038

FOREIGN BONDS — 0.6%
Australia — 0.1%
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	60,886
5.00%, 10/15/19 144A	20,000	20,138
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	180,000	231,398

		312,422

Canada — 0.0%
Devon Financing Corporation
6.88%, 09/30/11	150,000	161,910
OPTI Canada, Inc.
7.88%, 12/15/14	10,000	9,400
8.25%, 12/15/14	10,000	9,450

		180,760

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	40,000	43,289
5.75%, 01/20/20	32,000	32,944
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	60,000	56,300
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	100,000	69,428
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	62,223

		264,184

France — 0.1%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	50,000	50,375
Credit Agricole SA
8.38%, 10/13/19 144A†Δ	120,000	130,500

		180,875

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	338
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	82,925

		83,263

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	103,856

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15Δ	60,000	61,506

Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	100,000	101,154
Japan Bank For International Cooperation Japan
2.88%, 02/02/15	200,000	200,533

		301,687

Luxembourg — 0.0%
FMC Finance III SA
6.88%, 07/15/17	40,000	41,800

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TNK-BP Finance SA 6.63%, 03/20/17 144A	$100,000	$103,250

		145,050

Mexico — 0.0%
America Movil Sab de CV
5.63%, 11/15/17Δ	30,000	31,841
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	7,000	7,210
Mexico Government International Bond
6.75%, 09/27/34	50,000	55,250

		94,301

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	80,727
Koninklijke KPN NV
8.00%, 10/01/10	110,000	113,870
Shell International Finance BV
4.38%, 03/25/20	110,000	109,270

		303,867

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	12,220	14,115

Spain — 0.0%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	99,731

Sweden — 0.0%
Nordea Bank AB
4.88%, 01/27/20 144A	130,000	129,161

United Kingdom — 0.1%
Barclays Bank PLC
5.20%, 07/10/14	100,000	106,886
BP Capital Markets PLC
5.25%, 11/07/13	90,000	99,120
3.88%, 03/10/15	30,000	31,192
Royal Bank of Scotland Group PLC
6.40%, 10/21/19Δ	100,000	99,870
WPP Finance UK
8.00%, 09/15/14	100,000	115,008

		452,076

Total Foreign Bonds (Cost $2,889,843)		2,726,854

MORTGAGE-BACKED SECURITIES — 2.8%
American Home Mortgage Investment Trust
0.60%, 04/25/44 STEP	34,578	23,741
0.54%, 11/25/45†	224,673	136,627
Bear Stearns Adjustable Rate Mortgage Trust
3.58%, 02/25/35†	85,152	71,451
3.74%, 08/25/35†	235,082	163,005
Bear Stearns Mortgage Funding Trust
0.46%, 12/25/36†	225,620	48,636
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	265,765	287,054
Countrywide Alternative Loan Trust
0.49%, 07/25/35†	212,277	113,735
0.51%, 07/25/35†	281,568	164,120
0.44%, 09/25/46†	302,524	143,799
Credit Suisse Mortgage Capital Certificates
5.55%, 02/15/39†	110,000	113,365
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	120,558	81,038
Fannie Mae Pool
5.00%, 06/01/35	986,391	1,021,919
Federal Home Loan Mortgage Corporation
5.86%, 05/01/37†	25,342	26,835
5.50%, 01/01/39 TBA	100,000	105,594
Federal National Mortgage Association
3.37%, 09/01/35†	106,171	110,067
5.00%, 04/01/38 TBA	800,000	825,250
5.50%, 04/01/38 TBA	300,000	316,172
6.00%, 04/01/39 TBA	500,000	531,094
6.50%, 04/01/39 TBA	2,000,000	2,167,500
4.50%, 04/01/40 TBA	1,300,000	1,302,844
First Horizon Alternative Mortgage Securities
2.56%, 02/25/36†	159,869	92,703
0.62%, 02/25/37†	93,395	45,970
General Electric Capital Commercial Mortgage Corporation
5.51%, 03/10/44†	300,000	312,364
Ginnie Mae I Pool
5.00%, 01/15/40	498,793	519,610
Ginnie Mae II Pool
5.00%, 04/01/40	100,000	103,688
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	102,063
Government National Mortgage Association
6.00%, 04/01/38 TBA	100,000	106,812
5.50%, 04/21/38 TBA	400,000	422,406
6.00%, 04/01/39 TBA	100,000	107,063
4.50%, 04/01/40	100,000	101,172
6.50%, 04/01/40 TBA	200,000	215,359
1.38%, 11/20/49†	300,354	307,848
Greenpoint Mortgage Funding Trust
0.51%, 10/25/45†	59,656	31,048
GS Mortgage Securities Corporation II
6.71%, 08/15/18 144A	110,000	113,677
Harborview Mortgage Loan Trust
0.48%, 06/19/35†	265,506	153,124
Homestar Mortgage Acceptance Corporation
0.70%, 07/25/34†	100,498	70,732
Impac CMB Trust
1.05%, 03/25/33†	19,215	14,332
Indymac INDA Mortgage Loan Trust
6.14%, 11/25/37†	139,518	102,514

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MASTR Adjustable Rate Mortgages Trust
3.10%, 11/21/34†	$200,000	$176,405
1.26%, 12/25/46†	287,758	86,285
Merrill Lynch Mortgage Investors, Inc.
5.05%, 05/25/34†	40,379	39,560
2.80%, 02/25/35†	226,590	207,055
Morgan Stanley Capital I
5.69%, 04/15/49†	200,000	183,420
Residential Accredit Loans, Inc.
3.42%, 12/26/34†	272,670	189,177
0.65%, 10/25/45†	170,271	91,868
Structured Adjustable Rate Mortgage Loan Trust
2.99%, 11/25/34†	78,788	58,133
Structured Asset Mortgage Investments, Inc.
0.46%, 08/25/36†	267,118	148,396
0.43%, 09/25/37†	320,269	170,664
Terwin Mortgage Trust
0.33%, 10/25/37 144A†	29,691	29,179
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.30%, 05/25/47†	316,790	67,589
Washington Mutual Mortgage Pass-Through Certificates
5.59%, 11/25/36†	231,446	175,474
Wells Fargo Mortgage-Backed Securities Trust
0.65%, 05/25/33†	120,748	119,156
5.13%, 04/25/36†	174,452	157,166

Total Mortgage-Backed Securities (Cost $14,553,829)		12,575,858

MUNICIPAL BONDS — 0.0%
Municipal Electric Authority of Georgia
6.64%, 04/01/57	30,000	29,786
6.66%, 04/01/57	10,000	9,952
State of California General Obligation Bond
7.30%, 10/01/39	50,000	50,227

Total Municipal Bonds (Cost $90,412)		89,965

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year Treasury Note Futures, Strike Price $121.00, Expires 05/21/10	1	172
10-Year U.S. Treasury Note Futures, Strike Price $119.00, Expires 05/21/10	14	2,406
10-Year U.S. Treasury Note Futures, Strike Price $120.00, Expires 04/23/10	7	547

Total Purchased Options (Cost $8,790)		3,125

	Par
U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bills
0.11%, 05/06/10	$1,385,000	1,384,818
0.14%, 05/06/10	10,000	9,999

		1,394,817

U.S. Treasury Bonds
3.50%, 02/15/39Δ	819,000	663,007
4.25%, 05/15/39Δ	490,000	454,169
4.50%, 08/15/39Δ	1,140,000	1,101,169
4.38%, 11/15/39Δ	1,170,000	1,106,748
4.63%, 02/15/40	380,000	374,656

		3,699,749

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/27	245,000	274,819
1.75%, 01/15/28‡‡	200,000	196,225
2.50%, 01/15/29Δ‡‡	150,000	160,360
2.13%, 02/15/40	50,000	49,827

		681,231

U.S. Treasury Notes
1.38%, 03/15/13	50,000	49,723
2.38%, 09/30/14Δ	10,000	10,006
3.25%, 05/31/16	60,000	60,773
2.75%, 11/30/16Δ	720,000	700,369
3.25%, 12/31/16	340,000	340,558
3.25%, 03/31/17	470,000	469,560
3.38%, 11/15/19Δ	2,910,000	2,808,834
3.63%, 02/15/20	770,000	757,127

		5,196,950

Total U.S. Treasury Obligations (Cost $11,158,654)		10,972,747

TOTAL INVESTMENTS — 140.3% (Cost $576,216,947)		633,863,834

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $118.50, Expires 04/23/10	(10)	(1,406)
90-Day Eurodollar Futures, Strike Price $99.25, Expires 09/13/10	(2)	(1,413)
90-Day Eurodollar Futures, Strike Price $99.38, Expires 06/15/10	(2)	(1,325)

		(4,144)

Total Written Options (Premiums received $(4,979))		(4,144)

Liabilities in Excess of Other Assets — (40.3)%		(182,178,785)

NET ASSETS — 100.0%		$451,680,905

Please see abbreviation and footnote definitions on page 106.

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	45.6
Financial Services	17.3
Futures Contracts	16.5
Technology	14.4
Producer Durables	13.2
Consumer Discretionary	11.3
Healthcare	10.6
Materials & Processing	5.5
Energy	4.8
Utilities	3.9
Mortgage-Backed Securities	2.8
Consumer Staples	2.6
Corporate Bonds	2.5
U.S. Treasury Obligations	2.4
Foreign Common Stocks	1.7
Agency Obligations	0.7
Foreign Bonds	0.6
Asset-Backed Securities	0.4
Forward Foreign Currency Contracts	0.1
Municipal Bond	—	**
Preferred Stocks	—	**
Purchased Options	—	**
Written Options	—	**

	156.9

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities		Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$377,131,423		$—
Foreign Common Stocks	7,728,175		—
Futures Contracts	—		3,496,946
Money Market Funds	205,821,944		—
Preferred Stocks	24,276		—
Purchased Option	3,125		—
Level 2 — Other Significant Observable Inputs
Agency Obligations	3,034,786		—
Asset-Backed Securities	1,701,643		—
Corporate Bonds	11,447,038		—
Foreign Bonds	2,726,854		—
Forward Foreign Currency Contracts	—		3,368
Mortgage-Backed Securities	12,575,858		—
Municipal Bonds	89,965		—
U.S. Treasury Obligations	10,972,747		—
Level 3 — Significant Unobservable Inputs
Common Stocks	606,000		—

Total Assets	$633,863,834		$3,500,314

Liabilities:
Level 1 — Quoted Prices
Written Options	$(4,144	) $	—
Level 2 — Other Significant Observable Inputs	—		—
Level 3 — Significant Unobservable Inputs	—		—

Total Liabilities	$(4,144)		$—

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***

Balance, 12/31/09
Common Stocks	$613,575	$—
Accrued discounts/premiums
Common Stocks	—	—
Realized gain (loss)
Common Stocks	—	—
Changed in unrealized appreciation (depreciation)
Common Stocks	(7,575)	—
Net purchases (sales)
Common Stocks	—	—
Transfers in and/or out of Level 3
Common Stocks	—	—

Balance, 03/31/10	$606,000	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 96.9%
Argentina — 0.0%
Banco Macro SA ADRΔ	15,300	$457,317

Australia — 4.9%
ABC Learning Centres, Ltd.+@*	2,281	1,130
Amcor, Ltd.	1,054,724	6,184,673
AMP, Ltd.	179,053	1,028,568
Ansell, Ltd.	14,005	156,020
Arrow Energy, Ltd.*	3,747	17,295
ASX, Ltd.	1,237	38,526
Australia and New Zealand Banking Group, Ltd.	17,996	418,796
AWE, Ltd.*	61,850	154,378
AXA Asia Pacific Holdings, Ltd.	6,597	38,260
BGP Group REIT Entitlement Shares+*	63,198	—
BHP Billiton, Ltd.	218,979	8,759,240
BlueScope Steel, Ltd.*	10,832	28,925
Boral, Ltd.	22,979	118,296
Brambles, Ltd.	21,010	141,900
Caltex Australia, Ltd.	1,240	12,870
Centamin Egypt, Ltd.*	79,600	163,976
Centennial Coal Co., Ltd.	49,334	192,856
CFS Retail Property Trust REIT	252,951	435,226
Challenger Financial Services Group, Ltd.	160,336	617,956
Coca-Cola Amatil, Ltd.	477,013	4,924,474
Commonwealth Bank of Australia	80,512	4,158,809
Computershare, Ltd.	74,003	850,219
David Jones, Ltd.	10,614	46,265
Dexus Property Group REIT	21,504	15,984
Downer EDI, Ltd.	230,939	1,602,124
Fairfax Media, Ltd.	15,481	25,571
Flight Centre, Ltd.	4,251	81,842
Goodman Fielder, Ltd.	30,334	39,805
Goodman Group REIT	17,816	10,709
GPT Group REIT	63,198	33,346
Iluka Resources, Ltd.*	235,330	945,864
Incitec Pivot, Ltd.	625,634	1,992,172
Insurance Australia Group, Ltd.	13,683	48,718
Intoll Group*	13,110	13,474
JB Hi-Fi, Ltd.	19,171	357,123
Lend Lease Group	3,453	27,440
MacArthur Coal, Ltd.Δ	49,007	631,846
Macquarie Atlas Roads Group*	4,871	4,202
Macquarie Group, Ltd.Δ	46,346	2,009,514
MAP Group	20,624	58,480
Metcash, Ltd.	19,144	72,729
Mineral Deposits, Ltd.Δ*	59,201	51,881
Mirvac Group REIT	18,008	24,374
National Australia Bank, Ltd.	184,688	4,664,061
Newcrest Mining, Ltd.	2,749	82,792
OneSteel, Ltd.	20,706	74,103
Orica, Ltd.	5,036	123,804
Origin Energy, Ltd.	5,102	77,485
OZ Minerals, Ltd.*	664,425	698,117
Paladin Energy, Ltd.	4,238	15,362
QBE Insurance Group, Ltd.	277,225	5,299,059
Quantas Airways, Ltd.*	27,432	71,491
Ramsay Health Care, Ltd.	10,283	131,352
Rio Tinto, Ltd.	4,380	315,114
Santos, Ltd.	5,199	69,941
Sigma Pharmaceuticals, Ltd.	238,551	101,791
Sonic Healthcare, Ltd.	39,663	523,021
Stockland REIT	12,232	44,787
Suncorp-Metway, Ltd.	23,089	180,942
Telstra Corporation, Ltd.	2,863,225	7,856,041
Transurban Group	4,915	22,777
Wesfarmers, Ltd.	232,249	6,775,190
Wesfarmers, Ltd. Price Protected Shares	974	28,485
West Australian Newspapers Holdings, Ltd.	17,765	129,275
Westfield Group REIT	13,458	148,938
Westpac Banking Corporation	51,769	1,322,562
Woodside Petroleum, Ltd.	806	34,688

		65,327,034

Austria — 0.3%
OMV AG	60,954	2,287,072
Vienna Insurance Group	17,275	912,305
Wienerberger AGΔ	34,180	665,706

		3,865,083

Belgium — 0.3%
Bekaert SA	693	124,676
Delhaize Group SA	17,440	1,401,550
Dexia SAΔ*	50,677	302,263
Fortis*	345,986	1,231,826
Groupe Bruxelles Lambert SA	457	40,380
KBC Groep NV*	7,565	366,357
Nyrstar*	40,146	595,374
Solvay SA	287	29,503
Telenet Group Holding NV	1,280	38,683
Umicore	5,339	186,445

		4,317,057

Bermuda — 0.2%
Hiscox, Ltd.	36,315	184,391
Seadrill, Ltd.Δ	95,100	2,216,205

		2,400,596

Brazil — 2.1%
Amil Participacoes SA	111,437	864,751
Anhanguera Educacional Participacoes SA*	5,100	73,445
Banco do Brasil SA	47,937	801,668
Banco Santander Brasil SA ADRΔ	215,772	2,682,046
BM&FBovespa SA	9,884	66,362
BR Malls Participacoes SA*	23,105	272,840
Brasil Telecom SA ADRΔ*	51,422	740,285
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	7,180	482,711
Cia Paranaense de Energia ADRΔ	94,671	1,938,862
Cia Siderurgica Nacional SA	95,668	1,906,528
Cosan, Ltd.*	11,200	105,616
Fibria Celulose SA*	12,862	278,598
Fibria Celulose SA ADRΔ*	6,126	134,037
Gafisa SA ADR	13,400	184,116
Hypermarcas SA*	20,547	250,721
Localiza Rent A Car SA	50,095	526,767
Lojas Renner SA	63,905	1,469,023
Marfrig Alimentos SA	77,571	880,245
MRV Engenharia e Participacoes SA	49,000	344,420

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Multiplan Empreendimentos Imobiliarios SA	4,000	$66,983
NET Servicos de Comunicacao SA ADR*	27,100	350,945
OGX Petroleo e Gas Participacoes SA	99,400	930,085
PDG Realty SA Empreendimentos e Participacoes	43,835	366,781
Petroleo Brasileiro SA ADR	126,392	5,376,357
Redecard SA*	8,400	155,403
Tele Norte Leste Participacoes SA ADRΔ*	18,400	324,944
Totvs SA	11,173	671,002
Tractebel Energia SA*	67,257	750,725
Triunfo Participacoes e Investimentos SA*	43,082	133,242
Usinas Siderurgicas de Minas Gerais SA*	21,858	769,673
Usinas Siderurgicas de Minas Gerais SA ADR*	33,800	1,164,072
Vale SA ADRΔ	105,400	2,998,113

		28,061,366

Canada — 0.9%
Bombardier, Inc. Class BΔ*	306,600	1,880,685
Canadian National Railway Co.Δ	46,980	2,851,225
Falcon Oil & Gas, Ltd.*	433,398	76,810
First Quantum Minerals, Ltd.	20,216	1,663,419
Potash Corporation of Saskatchewan, Inc.	6,500	775,775
Research In Motion, Ltd.Δ*	10,200	754,290
Talisman Energy, Inc.Δ	187,000	3,198,139
Teck Resources, Ltd. Class B*	4,300	187,343

		11,387,686

Cayman Islands — 0.1%
Subsea 7, Inc.*	62,600	1,268,179

Chile — 0.2%
Banco Santander Chile ADRΔ	7,886	537,983
Centros Comerciales Sudamericanos SA	76,700	301,099
Embotelladora Andina SA ADR Class AΔ	20,000	350,000
Embotelladora Andina SA ADR Class BΔ	28,000	571,760
Empresas La Polar SA	31,400	172,932
Enersis SA ADRΔ	37,900	757,621
S.A.C.I. Falabella*	73,572	431,842
Sociedad Quimica y Minera de Chile SA ADRΔ	3,000	112,170

		3,235,407

China — 2.6%
Air China, Ltd.*	376,000	388,385
Anhui Conch Cement Co., Ltd.	159,294	1,052,488
Baidu, Inc. ADRΔ*	1,900	1,134,300
Bank of China, Ltd.	4,499,000	2,398,926
China Coal Energy CO	398,000	621,278
China Coal Energy Company	237,000	369,957
China Construction Bank Corporation Class H	2,710,670	2,220,416
China Life Insurance Co., Ltd. Class HΔ	750,000	3,593,393
China Merchants Bank Co., Ltd. Class H	745,007	2,015,024
China Pacific Insurance Group Co., Ltd. Class H*	297,600	1,318,536
China Shenhua Energy Co., Ltd. Class H	691,156	2,986,545
China Shipping Development Co., Ltd. Class H	34,000	55,526
Ctrip.com International, Ltd. ADRΔ*	18,700	733,040
Foxconn International Holdings, Ltd.*	16,000	16,877
Great Wall Motor Co., Ltd. Class HΔ	209,000	434,460
Guangzhou R&F Properties Co., Ltd. Class HΔ	472,800	774,578
Huaneng Power International, Inc. Class H	2,912,000	1,691,486
Industrial & Commercial Bankof China Class HΔ	3,839,023	2,927,136
Longfor Properties Co., Ltd.*	149,000	167,725
Netease.com ADRΔ*	50,300	1,784,141
New World Department Store China, Ltd.	467,337	450,228
Parkson Retail Group, Ltd.Δ	647,267	1,117,092
Sina CorporationΔ*	19,900	750,031
Tencent Holdings, Ltd.Δ	92,400	1,854,129
Trina Solar, Ltd. ADRΔ*	87,220	2,129,040
Want Want China Holdings, Ltd.	1,316,309	934,136
Xinao Gas Holdings, Ltd.	312,433	798,361
Yangzijiang Shipbuilding Holdings, Ltd.	12,000	9,950
Zhongsheng Group Holdings, Ltd.*	134,500	199,214

		34,926,398

Colombia — 0.1%
BanColombia SA	64,300	745,158
BanColombia SA ADRΔ	12,794	584,174

		1,329,332

Czech Republic — 0.1%
CEZ AS	22,620	1,068,525

Denmark — 1.0%
A P Moller—Maersk A/S	84	640,081
Coloplast A/S Class B	611	67,288
Danisco A/S	2,700	201,332
Danske Bank A/S*	15,248	375,128
FLSmidth & Co. A/S	22,278	1,545,612
H Lundbeck A/S	44,900	846,386
Novo-Nordisk A/S Class B	118,518	9,196,660
William Demant Holding	57	4,033

		12,876,520

Egypt — 0.3%
Commercial International Bank, Ltd.	21,334	252,087
El Swedy Cables Holding Co.	49,735	679,091
Orascom Construction Industries	56,594	2,712,524
Orascom Construction Industries GDR	6,338	307,393

		3,951,095

Estonia — 0.0%
Tallink Group, Ltd.*	605,860	499,169

Finland — 0.5%
Elisa OYJ*	4,014	82,787

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Fortum OYJ	8,035	$196,539
Kesko OYJ	2,065	81,274
Kone Oyj	2,427	100,308
Metso OYJ	8,290	267,719
Nokia OYJ	113,330	1,764,898
Sampo OYJ*	5,553	147,304
Sanoma OYJ*	2,626	58,168
Stora Enso OYJ Class R	27,940	212,839
UPM-Kymmene OYJ	247,182	3,280,158
Wartsila OYJ	1,591	80,584

		6,272,578

France — 7.6%
Air Liquide SA	25,778	3,094,558
Alstom SA	7,009	437,080
Atos Origin SA*	2,752	138,198
AXA SA	193,344	4,301,002
BNP Paribas	72,443	5,563,507
Bouygues SA	20,654	1,038,307
Cap Gemini SA	2,171	106,940
Carrefour SA	167,927	8,093,783
Casino Guichard Perrachon SAΔ	27,854	2,356,970
Christian Dior SA	32,960	3,516,006
Cie de St-Gobain	128,582	6,182,662
Cie Generale de Geophysique- Veritas*	6,781	192,381
Cie Generale des Etablissements Michelin Class B	20,273	1,493,956
Cie Generale d’Optique Essilor International SAΔ	18,150	1,158,797
CNP Assurances	2,194	207,197
Credit Agricole SA	52,440	917,937
Danone	41,887	2,523,246
Dassault Systemes SA	12,990	768,385
Eutelsat Communications	7,379	262,318
France Telecom SA	310,074	7,419,110
GDF Suez	7,162	276,660
Gecina SA REIT	5,235	579,373
Imerys SA	577	35,569
Klepierre REIT	623	24,470
Lafarge SA	25,161	1,770,561
Lagardere SCA	819	33,141
Legrand SA	3,563	112,562
Natixis*	15,532	83,809
Nexans SA	8,331	710,135
Peugeot SAΔ*	14,493	426,737
PPR	2,409	320,721
Publicis Groupe SA	4,552	194,775
Safran SA	4,297	112,013
Sanofi-Aventis SA	86,227	6,427,602
Schneider Electric SA	40,765	4,781,372
SCOR SE	10,786	272,425
Societe BIC SA*	5,391	412,782
Societe Generale	110,167	6,928,775
SOITECΔ*	41,895	645,644
Technip SAΔ	33,858	2,752,980
Total SA	323,524	18,780,979
Total SA ADRΔ	4,200	243,684
Unibail-Rodamco SE REIT	611	123,788
Vallourec	7,885	1,590,035
Vinci SA	32,346	1,906,342
Vivendi SA	72,775	1,947,698
Wendel	19,400	1,155,411

		102,422,383

Germany — 6.2%
Aareal Bank AGΔ*	30,389	664,931
Aixtron AG	29,500	1,060,857
Allianz SE	32,757	4,107,124
BASF SE	151,716	9,409,761
Bayer AG	40,759	2,756,977
Bayerische Motoren Werke AG	35,627	1,644,738
Beiersdorf AG	31,880	1,906,866
Daimler AG	29,241	1,376,584
Deutsche Bank AGΔ	59,120	4,553,896
Deutsche Boerse AG	29,065	2,154,417
Deutsche Lufthansa AG	149,855	2,485,507
Deutsche Post AG	34,430	597,333
Deutsche Telekom AG	481,866	6,531,140
E.ON AG	24,459	903,032
GEA Group AG	135,601	3,142,863
Hannover Rueckversicherung AG*	80,864	3,993,068
Infineon Technologies AG*	23,076	160,171
Lanxess AG	1,717	79,115
Linde AG	23,953	2,858,003
Merck KGaA*	19,680	1,594,857
Metro AG	33,596	1,992,945
MTU Aero Engines Holding AG	5,642	328,249
Muenchener Rueckversicherungs AG	21,319	3,459,680
RWE AG	170,162	15,076,889
Salzgitter AG	4,919	456,634
SAP AGΔ	31,994	1,549,616
Siemens AG	50,053	5,012,872
Software AG	730	86,934
Suedzucker AG	4,711	103,970
Symrise AG	73,137	1,741,545
ThyssenKrupp AG	6,155	211,615
United Internet AG	39,050	592,306
Volkswagen AG	477	46,065

		82,640,560

Greece — 0.4%
Coca Cola Hellenic Bottling Co. SA	110,241	2,972,002
Public Power Corporation SA*	138,686	2,435,125

		5,407,127

Hong Kong — 3.0%
ASM Pacific Technology, Ltd.*	1,400	13,262
Beijing Enterprises Holdings, Ltd.	94,000	653,160
Belle International Holdings, Ltd.	701,000	942,582
BOC Hong Kong Holdings, Ltd.	399,000	951,731
Cheung Kong Holdings, Ltd.	10,000	128,795
Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,741
China Mengniu Dairy Co., Ltd.*	283,000	882,068
China Mobile, Ltd.	483,618	4,652,898
China Overseas Land & Investment, Ltd.Δ	730,372	1,649,963
China Unicom Hong Kong, Ltd.	2,062,000	2,321,136
CLP Holdings, Ltd.	15,000	107,222
CNOOC, Ltd.	1,879,000	3,092,845

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Dairy Farm International Holdings, Ltd.	216,000	$1,425,600
Esprit Holdings, Ltd.	291,472	2,299,341
Hang Lung Group, Ltd.	5,000	26,532
Hang Seng Bank, Ltd.	1,100	15,329
Henderson Land Development Co., Ltd.	8,000	56,361
Hong Kong Electric Holdings, Ltd.	640,500	3,798,825
Hong Kong Exchanges and Clearing, Ltd.	6,400	106,828
Hopewell Holdings	21,500	63,689
Hutchison Whampoa, Ltd.	426,600	3,120,827
Hysan Development Co., Ltd.	362,000	1,046,708
Jardine Matheson Holdings, Ltd.	133,200	4,435,560
Li & Fung, Ltd.	476,000	2,341,913
Lifestyle International Holdings, Ltd.	4,000	7,223
Link (The) REIT	16,000	39,442
Mongolia Energy Co., Ltd.*	15,000	6,936
New World Development, Ltd.	17,000	33,281
Noble Group, Ltd.	460,000	1,006,183
NWS Holdings, Ltd.	6,000	11,978
Orient Overseas International, Ltd.*	8,500	63,004
PCCW, Ltd.	14,000	4,165
Shangri-La Asia, Ltd.	262,000	514,265
Sino Land Co., Ltd.	208,000	407,735
Sun Hung Kai Properties, Ltd.	88,000	1,323,811
Swire Pacific, Ltd. Class A	93,500	1,124,758
Television Broadcasts, Ltd.	17,000	82,326
VTech Holdings, Ltd.Δ	109,000	1,179,251
Wharf Holdings, Ltd.	70,250	395,845
Wheelock & Co., Ltd.	21,000	61,938
Wing Hang Bank, Ltd.	5,000	45,722
Yue Yuen Industrial Holdings, Ltd.+	23,000	79,982

		40,528,761

Hungary — 0.3%
MOL Hungarian Oil and Gas PLC*	22,930	2,345,977
MOL Hungarian Oil and Gas PLC ADR*	7,460	373,597
OTP Bank PLC*	22,867	799,747

		3,519,321

India — 2.2%
Ambuja Cements, Ltd.	575,721	1,536,923
Andhra Bank	304,368	733,548
Asian Paints, Ltd.	32,048	1,455,420
Bajaj Auto, Ltd.	19,568	878,174
Bharat Heavy Electricals, Ltd.	11,880	632,608
Cairn India, Ltd.*	55,001	374,453
Container Corporation of India, Ltd.	27,063	794,529
Dabur India, Ltd.	233,775	826,895
HDFC Bank, Ltd.	158,440	6,823,560
Housing Development Finance Corporation	14,321	866,756
ICICI Bank, Ltd. ADRΔ	19,100	815,570
Infosys Technologies, Ltd.	59,371	3,459,440
Infosys Technologies, Ltd. ADRΔ	19,860	1,168,761
Jindal Steel & Power, Ltd.	19,000	297,559
Opto Circuits India, Ltd.	79,558	385,164
Sesa Goa, Ltd.	63,723	667,747
Shriram Transport Finance Co., Ltd.	141,594	1,660,997
Steel Authority of India, Ltd.	138,555	779,420
Sterlite Industries India, Ltd.	83,840	1,587,255
Sun Pharmaceuticals Industries, Ltd.	67,267	2,684,986
Tata Motors, Ltd. ADR	41,200	760,552
Welspun-Gujarat Stahl, Ltd.	89,872	546,899

		29,737,216

Indonesia — 1.0%
PT Astra International Tbk	265,500	1,222,534
PT Bank Central Asia Tbk	1,333,000	805,704
PT Bank Danamon Indonesia Tbk	1,186,908	678,270
PT Bank Rakyat Indonesia	3,935,807	3,568,373
PT Indocement Tunggal Prakarsa Tbk	1,189,848	1,863,326
PT Panin Life Tbk*	20,081,000	406,056
PT Ramayana Lestari Sentosa Tbk	3,001,500	290,271
PT Semen Gresik Persero Tbk	995,072	798,288
PT Tambang Batubara Bukit Asam Tbk	97,000	185,483
PT Telekomunikasi Indonesia Tbk	3,888,307	3,439,845

		13,258,150

Ireland — 0.2%
Charter International PLC	5,728	65,235
CRH PLC	23,673	591,202
Experian PLC	12,700	124,980
Shire PLC	71,790	1,584,004

		2,365,421

Israel — 0.9%
Bezeq Israeli Telecommunication Corporation, Ltd.	63,092	179,080
Check Point Software Technologies, Ltd.Δ*	37,050	1,298,973
NICE Systems, Ltd. ADRΔ*	33,010	1,048,067
Teva Pharmaceutical Industries, Ltd. ADR	154,195	9,726,621

		12,252,741

Italy — 1.8%
ACEA SpA	151,583	1,538,597
Atlantia SpA	2,224	51,907
Autogrill SpA*	5,679	69,110
Banca Popolare di Milano	20,722	128,676
Banco Popolare SC*	79,969	556,255
Enel SpA	33,923	189,688
ENI SpA	218,633	5,129,332
Fiat SpA*	103,889	1,013,579
Intesa Sanpaolo SpA*	1,274,835	4,748,045
Italcementi SpA	3,073	35,529
Mediaset SpA	482,528	4,145,004
Pirelli & C SpA*	241,833	148,618
Prysmian SpA	11,868	233,231
Saipem SpA	109,154	4,223,861
Terna Rete Elettrica Nazionale SpA	39,576	171,185
UniCredit SpA	692,362	2,045,628

		24,428,245

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Japan — 15.8%
77 Bank, Ltd. (The)	137,000	$782,522
Advantest CorporationΔ	31,600	790,253
Aioi Insurance Co., Ltd.+	2,000	10,311
Aisin Seiki Co., Ltd.	12,800	383,356
Ajinomoto Co., Inc.	38,000	376,382
Alfresa Holdings Corporation	1,700	73,281
Aozora Bank, Ltd.	3,000	4,236
Asahi Glass Co., Ltd.Δ	312,000	3,514,130
Astellas Pharma, Inc.Δ	225,000	8,146,593
Brother Industries, Ltd.	7,600	91,860
Canon Marketing Japan, Inc.	6,200	84,422
Canon, Inc.	272,650	12,627,816
Central Japan Railway Co.	382	2,909,231
Chiyoda Corporation	4,000	39,705
Chubu Electric Power Co., Inc.	3,400	84,991
Chuo Mitsui Trust Holdings, Inc.Δ	569,300	2,137,387
Citizen Holdings Co., Ltd.	18,700	127,814
Credit Saison Co., Ltd.	12,900	200,075
Dai Nippon Printing Co., Ltd.	14,000	189,133
Daicel Chemical Industries, Ltd.	17,000	116,922
Daihatsu Motor Co., Ltd.	94,000	897,871
Daito Trust Construction Co., Ltd.	34,100	1,644,999
Daiwa House Industry Co., Ltd.	82,000	925,340
Daiwa Securities Group, Inc.	4,000	21,050
Denki Kagaku Kogyo KK	6,000	25,800
Don Quijote Co., Ltd.	5,900	147,295
Dowa Holdings Co., Ltd.	22,000	132,485
eAccess, Ltd.Δ	530	386,630
East Japan Railway Co.	7,400	514,494
Ebara Corporation*	11,000	56,124
Elpida Memory, Inc.*	1,600	31,507
FamilyMart Co., Ltd.	500	15,911
Fanuc, Ltd.Δ	12,000	1,273,291
Fuji Electric Holdings Co., Ltd.	30,000	81,827
Fuji Heavy Industries, Ltd.*	16,000	82,832
Fuji Media Holdings, Inc.	33	48,888
FUJIFILM Holdings Corporation	80,600	2,776,040
Fujikura, Ltd.	35,000	201,786
Fujitsu, Ltd.Δ	634,000	4,150,262
Fukuoka Financial Group, Inc.	46,000	195,336
Funai Electric Co., Ltd.	6,400	269,719
Furukawa Electric Co., Ltd.	11,000	57,183
Gunma Bank, Ltd. (The)	107,000	591,710
Hakuhodo DY Holdings, Inc.	960	50,521
Hino Motors, Ltd.*	11,000	46,476
Hisamitsu Pharmaceutical Co., Inc.	26,300	977,564
Hitachi Chemical Co., Ltd.	2,200	47,534
Hitachi High-Technologies Corporation	8,000	183,549
Hokuhoku Financial Group, Inc.	112,000	245,588
Honda Motor Co., Ltd.Δ	129,400	4,567,547
Hoya CorporationΔ	61,000	1,676,211
Ibiden Co., Ltd.	9,200	316,868
IHI Corporation	60,000	109,744
Inpex Corporation	766	5,620,665
Isuzu Motors, Ltd.*	43,000	116,365
ITOCHU Corporation	160,000	1,401,647
Itochu Techno-Solutions Corporation	7,400	242,999
Japan Real Estate Investment Corporation REIT	3	25,575
JFE Holdings, Inc.Δ	40,500	1,631,003
JGC Corporation	57,000	1,016,964
JTEKT Corporation	47,000	555,011
Kaneka Corporation	25,000	162,049
Kansai Paint Co., Ltd.	29,000	236,368
Kao Corporation	331,800	8,411,231
Kawasaki Kisen Kaisha, Ltd.*	16,000	63,836
KDDI Corporation	1,668	8,635,276
Keio Corporation	7,000	47,246
Keisei Electric
Railway Co., Ltd.	4,000	24,345
Keyence Corporation	4,700	1,123,093
Kinden Corporation	28,000	245,288
Komatsu, Ltd.Δ	41,000	859,557
Konica Minolta Holdings, Inc.	399,500	4,662,044
Kuraray Co., Ltd.	81,000	1,089,935
Kyoei Steel, Ltd.	12,500	263,665
Lawson, Inc.	22,800	973,067
Leopalace21 Corporation*	4,600	23,864
Maeda Road Construction Co., Ltd.	37,000	301,572
Makita Corporation	38,500	1,268,371
Marubeni CorporationΔ	531,000	3,299,936
Mazda Motor Corporation	24,000	67,515
MEDIPAL HOLDINGS Corporation	4,600	54,468
Miraca Holdings, Inc.	14,900	454,220
Mitsubishi Corporation	314,500	8,241,791
Mitsubishi Electric CorporationΔ	87,000	799,369
Mitsubishi Estate Co., Ltd.	7,000	114,558
Mitsubishi Gas Chemical Co., Inc.	5,000	30,110
Mitsubishi UFJ Financial Group, Inc.	53,200	278,832
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,020	73,462
Mitsui & Co., Ltd.	25,700	431,861
Mitsui Chemicals, Inc.	44,000	133,191
Mitsui Engineering & Shipbuilding Co., Ltd.	58,000	144,550
Mitsui Fudosan Co., Ltd.	42,000	712,953
Mitsui Mining & Smelting Co., Ltd.	13,000	38,935
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,600	72,168
Mitsumi Electric Co., Ltd.	8,500	186,020
Mizuho Financial Group, Inc.	23,300	46,107
Mizuho Securities Co., Ltd.*	64,000	202,631
NHK Spring Co., Ltd.	16,000	146,839
Nidec Corporation	15,600	1,671,965
Nihon Yamamura Glass Co., Ltd.	103,000	341,534
Nippon Building Fund, Inc. REIT	3	25,832
Nippon Electric Glass Co., Ltd.	33,000	464,873
Nippon Kayaku Co., Ltd.	24,000	208,450
Nippon Meat Packers, Inc.	117,000	1,480,490
Nippon Mining Holdings, Inc.+	4,500	21,034
Nippon Oil Corporation+	11,000	55,418

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nippon Paper Group, Inc.	5,400	$138,913
Nippon Shokubai Co., Ltd.	29,000	262,114
Nippon Telegraph & Telephone Corporation	12,400	522,580
Nippon Television Network Corporation	590	80,274
Nishi-Nippon City Bank, Ltd. (The)	67,000	197,797
Nissan Motor Co., Ltd.*	344,200	2,949,023
Nissay Dowa General Insurance Co., Ltd.+	1,000	5,166
Nisshin Seifun Group, Inc.	19,500	251,754
Nitto Denko Corporation	103,400	4,014,782
Nomura Holdings, Inc.	426,900	3,146,156
Nomura Research Institute, Ltd.	49,800	1,134,603
NSK, Ltd.	110,000	868,328
NTN Corporation	12,000	54,166
NTT DoCoMo, Inc.	959	1,460,708
OJI Paper Co., Ltd.	11,000	48,240
Okinawa Electric Power Co., Inc. (The)	6,000	313,189
Olympus Corporation	36,200	1,161,622
Omron Corporation	2,000	46,422
ORIX CorporationΔ*	14,410	1,277,772
Osaka Gas Co., Ltd.	317,000	1,135,897
Otsuka Corporation	1,500	95,304
Pacific Metals Co., Ltd.	4,000	33,244
Panasonic Electric Works Co., Ltd.	22,000	277,677
Promise Co., Ltd.	15,250	141,424
Rakuten, Inc.	943	681,857
Rengo Co., Ltd.	18,000	105,894
Resona Holdings, Inc.	4,700	59,422
Sakai Chemical Industry Co., Ltd.	81,000	394,213
Santen Pharmaceutical Co., Ltd.	33,900	1,017,471
Sanyo Electric Co., Ltd.*	9,000	14,440
Sapporo Hokuyo Holdings, Inc.	175,900	803,394
SBI Holdings, Inc.*	176	34,733
Secom Co., Ltd.	600	26,249
Seino Holdings Corporation	28,000	199,465
Sekisui House, Ltd.	241,000	2,407,680
Seven & I Holdings Co., Ltd.Δ	352,100	8,507,797
Sharp Corporation	3,000	37,512
Shimamura Co., Ltd.Δ	22,200	1,966,157
Shimano, Inc.Δ*	36,200	1,601,102
Shin-Etsu Chemical Co., Ltd.	83,300	4,838,154
Shinko Electric Industries Co., Ltd.	36,300	561,448
Shinsei Bank, Ltd.	84,000	101,530
Shiseido Co., Ltd.	74,200	1,611,146
Softbank Corporation	1,800	44,341
Sohgo Security Services Co., Ltd.	30,600	354,474
Sojitz Corporation	38,300	74,150
Sompo Japan Insurance, Inc.+	331,000	2,322,559
Sony Corporation	73,900	2,829,843
Stanley Electric Co., Ltd.	600	11,635
Sumco CorporationΔ*	36,400	774,021
Sumitomo CorporationΔ	146,000	1,678,789
Sumitomo Electric Industries, Ltd.	7,000	85,806
Sumitomo Heavy Industries, Ltd.	12,000	72,264
Sumitomo Metal Mining Co., Ltd.	5,000	74,393
Sumitomo Mitsui Financial Group, Inc.	2,200	72,714
Sumitomo Realty & Development Co., Ltd.	3,000	57,086
Sumitomo Trust & Banking Co., Ltd. (The)	6,000	35,170
Suzuken Co., Ltd.	2,700	95,160
Taiheiyo Cement Corporation*	78,000	111,798
Takata Corporation	33,300	853,426
Takeda Pharmaceutical Co., Ltd.	243,500	10,717,751
TDK Corporation	1,100	73,184
THK Co., Ltd.	39,200	855,364
Toho Gas Co., Ltd.	146,000	796,449
Tokai Rika Co., Ltd.	13,300	272,999
Tokio Marine Holdings, Inc.	208,000	5,857,995
Tokuyama Corporation	18,000	99,733
Tokyo Electron, Ltd.	32,800	2,175,206
Tokyo Gas Co., Ltd.	238,000	1,048,839
Tokyo Steel Manufacturing Co., Ltd.	11,500	144,042
Tokyu Land Corporation	5,000	19,093
Toppan Printing Co., Ltd.	11,000	99,305
Toshiba CorporationΔ*	159,000	821,446
Toyo Ink Manufacturing Co., Ltd.	169,000	759,226
Toyo Seikan Kaisha, Ltd.	8,700	154,104
Toyo Suisan Kaisha, Ltd.	24,000	620,729
Toyoda Gosei Co., Ltd.	16,100	451,365
Toyota Auto Body Co., Ltd.	4,900	83,754
Toyota Motor Corporation	147,740	5,918,133
Toyota Tsusho Corporation	10,100	158,376
Unicharm Corporation	49,300	4,761,782
USS Co., Ltd.	2,670	181,351
West Japan Railway Co.Δ	934	3,216,900
Yakult Honsha Co., Ltd.	59,700	1,610,476
Yamada Denki Co., Ltd.	4,700	346,882
Yamaguchi Financial Group, Inc.	5,000	54,712
Yamaha Corporation	10,700	138,142
Yamatake Corporation	2,100	49,103
Yamato Holdings Co., Ltd.Δ	108,200	1,520,749
Yamato Kogyo Co., Ltd.	5,400	179,345
Yokogawa Electric Corporation*	7,900	68,784

		211,630,317

Jersey — 0.0%
Randgold Resources, Ltd.	575	43,759

Kazakhstan — 0.0%
Kazmunaigas Exploration Production GDR	9,014	222,375

Luxembourg — 0.1%
ArcelorMittal	16,372	718,450
Evraz Group SA GDRΔ*	12,713	505,088
Millicom International Cellular SA ADR	858	76,762

		1,300,300

Malaysia — 0.4%
Airasia Bhd*	1,369,700	583,655
AMMB Holdings Bhd	510,432	782,391
Axiata Group BHD*	130,100	153,551
CIMB Group Holdings Bhd	825,837	3,559,555
Public Bank Bhd	41,806	149,684

		5,228,836

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mexico — 0.9%
America Movil SAB de CV ADR Series L*	156,347	$7,870,508
Corporacion Moctezuma SAB de CV@	178,707	484,213
Genomma Lab Internacional SA de CV*	80,397	279,288
Grupo Financiero Banorte Sab de CV*	24,261	107,611
Grupo Financiero Inbursa SAΔ	407,154	1,416,044
Grupo Televisa SA ADR	48,586	1,021,278
Megacable Holdings SAB de CV*	267,962	695,710
Urbi Desarrollos Urbanos SAB de CVΔ*	314,900	727,157

		12,601,809

Netherlands — 3.7%
Akzo Nobel NV	42,080	2,398,182
ASML Holding NV	41,327	1,476,961
Corio NV REIT	363	24,237
ING Groep NV*	669,779	6,687,115
James Hardie Industries NV*	115,066	766,586
Koninklijke Ahold NV	31,397	418,553
Koninklijke DSM NV	39,988	1,783,144
Koninklijke Philips Electronics NVΔ	156,096	5,003,427
New World Resources NVΔ	40,606	477,859
Randstad Holding NV*	10,922	519,045
Reed Elsevier NV	599,434	7,285,053
Royal Dutch Shell PLC	22,903	663,825
Royal Dutch Shell PLC Class A	310,796	8,989,568
Royal Dutch Shell PLC Class B	122,087	3,363,516
SBM Offshore NV	130,600	2,613,305
TNT NV	58,240	1,670,001
Unilever NVΔ	189,149	5,721,375

		49,861,752

New Zealand — 0.1%
Telecom Corporation of New Zealand, Ltd.	1,101,936	1,698,213

Nigeria — 0.2%
First City Monument Bank PLC*	9,539,191	572,543
Guaranty Trust Bank PLC	679,390	94,693
Guaranty Trust Bank PLC ADR	84,330	758,970
United Bank for Africa PLC*	8,537,858	865,458

		2,291,664

Norway — 1.3%
DnB NOR ASAΔ*	407,343	4,653,821
Statoil ASA	150,537	3,485,309
Tandberg ASAΔ	26,200	747,224
Telenor ASA*	474,900	6,440,460
Yara International ASA	35,900	1,558,453

		16,885,267

Panama — 0.1%
Copa Holdings SA Class A	21,700	1,319,360

Peru — 0.2%
Cia de Minas Buenaventura SA ADR	5,300	164,141
Credicorp, Ltd.	31,441	2,772,467

		2,936,608

Philippines — 0.2%
International Container Terminal Services, Inc.	1,178,750	606,460
Philippine Long Distance Telephone Co.	39,520	2,116,362

		2,722,822

Poland — 0.1%
Bank Zachodni WBK SA*	814	58,672
Polska Grupa Energetyczna SA*	25,800	208,633
Powszechna Kasa Oszczednosci Bank Polski SA	29,669	414,925

		682,230

Russia — 1.8%
Gazprom OAO ADR	164,027	3,849,714
Globaltrans Investment PLC GDR*	13,057	170,394
Kalina ADR*	5,200	130,351
LSR Group GDR*	71,100	661,230
Lukoil OAO ADRΔ	41,916	2,376,637
Magnit OAO@	21,634	1,882,158
Mechel OAO ADR	44,560	1,266,395
Mobile Telesystems OJSC ADRΔ	26,696	1,481,628
NovaTek OAO GDR	19,319	1,406,423
Novorossiysk Commercial Sea Port GDR	86,936	1,191,023
Pharmstandard GDR*	15,423	384,033
Raspadskaya@*	222,772	1,655,196
Rosneft Oil Co. GDR*	139,196	1,108,000
Sberbank of Russian Federation	940,737	2,756,359
Seventh Continent*	21,076	194,953
Vimpel-Communications ADR	37,700	694,057
VTB Bank OJSC GDR 144A	163,600	867,080
X5 Retail Group NV GDR*	76,687	2,668,708

		24,744,339

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	6,000	8,235
CapitaMall Trust REIT	16,000	20,244
CapitaMalls Asia, Ltd.*	10,000	16,155
DBS Group Holdings, Ltd.	11,000	112,441
Golden Agri-Resources, Ltd.	1,080,000	447,764
Jardine Cycle & Carriage, Ltd.	4,000	84,006
Keppel Corporation, Ltd.	16,000	104,307
Neptune Orient Lines, Ltd.	46,000	66,092
Oversea-Chinese Banking Corporation, Ltd.	712,852	4,438,286
SembCorp Industries, Ltd.	597,000	1,762,472
Singapore Exchange, Ltd.	5,000	27,342
Singapore Technologies Engineering, Ltd.	10,000	22,803
Singapore Telecommunications, Ltd.	2,748,000	6,226,927
StarHub, Ltd.	7,000	11,459
United Overseas Bank, Ltd.	317,000	4,355,224
UOL Group, Ltd.	3,186	8,882
Wilmar International Ltd.Δ	59,000	282,569

		17,995,208

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
South Africa — 1.1%
African Bank Investments, Ltd.	45,359	$221,696
Aspen Pharmacare Holdings, Ltd.*	67,735	739,773
Aveng, Ltd.	51,788	267,339
Bidvest Group, Ltd.	106,760	1,997,055
FirstRand, Ltd.	325,354	902,303
Impala Platinum Holdings, Ltd.	13,700	402,513
Imperial Holdings, Ltd.	34,794	479,079
MTN Group, Ltd.	122,741	1,887,351
Naspers, Ltd.	20,253	880,051
Pick’n Pay Stores, Ltd.	95,338	562,833
Sasol, Ltd.	87,597	3,640,740
Standard Bank Group, Ltd.	178,372	2,806,443

		14,787,176

South Korea — 2.5%
Amorepacific Corporation	1,682	1,223,462
GS Engineering & Construction Corporation	5,848	503,937
Hynix Semiconductor, Inc.*	10,900	257,219
Hyundai Motor Co.	8,763	894,539
Hyundai Steel Co.	24,680	1,873,712
KB Financial Group, Inc.	15,439	745,035
Kia Motors Corporation	82,850	1,848,922
Korea Electric Power Corporation*	102,250	3,303,051
Korean Air Lines Co., Ltd.*	12,300	722,922
KT Corporation	49,400	2,041,142
KTB Securities Co., Ltd.*	35,429	100,828
LG Chem, Ltd.	690	146,666
LG Display Co., Ltd.*	19,160	676,514
LG Household & Health Care, Ltd.	530	141,699
MegaStudy Co., Ltd.	3,207	528,618
POSCO	2,853	1,331,375
Samsung Electro-Mechanics Co., Ltd.	1,150	116,885
Samsung Electronics Co., Ltd.	18,083	10,437,173
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A*	5,507	1,309,278
Samsung Fire & Marine Insurance Co., Ltd.*	9,620	1,543,179
Shinhan Financial Group Co., Ltd.	92,201	3,622,197

		33,368,353

Spain — 3.6%
Banco Bilbao Vizcaya Argentaria SA	74,067	1,013,397
Banco Espanol de Credito SA	13,857	145,985
Banco Santander SA	984,281	13,081,559
Bolsas y Mercados Espanoles SA	1,314	35,176
Corporacion Financiera Alba SA	7,249	362,851
Ebro Puleva SA	16,314	300,442
Enagas	96,988	2,125,436
Endesa SA	10,635	303,947
Ferrovial SA	9,882	96,100
Gestevision Telecinco SAΔ	40,252	631,741
Iberdrola SAΔ	995,915	8,440,756
Inditex SA	34,214	2,255,348
Mapfre SAΔ	702,665	2,577,647
Red Electrica Corporation SA	7,807	418,989
Repsol YPF SA	11,122	263,336
Tecnicas Reunidas SA	15,438	970,635
Telefonica SA	644,914	15,278,359

		48,301,704

Sri Lanka — 0.0%
Dialog Telekom, Ltd.*	2,452,710	145,163

Sweden — 0.6%
Alfa Laval AB	54,000	794,976
Assa Abloy AB Class B	115,347	2,257,227
Atlas Copco AB Class A	14,270	221,345
Autoliv, Inc.*	12,200	628,666
Boliden AB	19,332	276,301
Electrolux ABΔ	47,898	1,094,531
Holmen AB	1,216	32,755
Investor AB*	3,383	64,890
Nordea Bank AB	23,936	236,191
Skanska AB*	19,291	350,522
Svenska Cellulosa AB*	18,035	254,267
Svenska Handelsbanken AB	10,773	315,703
Swedbank AB*	11,890	122,019
Tele2 AB*	29,958	499,950
Telefonaktiebolaget LM Ericsson Class B	33,049	348,313

		7,497,656

Switzerland — 7.0%
ABB, Ltd.*	24,837	542,485
Adecco SA	36,070	2,047,410
Baloise-Holding AG	11,037	978,717
Cie Financiere Richemont SA	69,944	2,708,473
Clariant AG*	12,629	160,617
Credit Suisse Group AG	76,838	3,960,684
GAM Holding, Ltd.	27,887	342,504
Julius Baer Group, Ltd.	63,534	2,304,795
Kuehne + Nagel International AG	721	72,962
Nestle SA	375,777	19,245,028
Nobel Biocare Holding AG	17,122	457,929
Novartis AG	354,660	19,155,811
Roche Holding AG	73,970	11,996,273
Schindler Holding AG	6,085	535,554
Sika AG	24	40,516
Sonova Holding AG	15,158	1,883,249
STMicroelectronics NV	68,583	677,711
Sulzer AG	1,950	189,563
Swatch Group AG (The)	34,064	5,620,235
Swiss Life Holding AG*	2,008	263,759
Swiss Reinsurance Co., Ltd.*	7,638	375,960
Swisscom AG	244	89,047
Syngenta AG	1,577	437,923
Synthes, Inc.	19,684	2,456,766
Xstrata PLC	338,102	6,405,664
Zurich Financial Services AG	44,856	11,499,030

		94,448,665

Taiwan — 1.9%
Acer, Inc.	709,730	2,096,249
Asustek Computer, Inc.	205,000	356,965
Cathay Financial Holding Co., Ltd.*	324,000	540,714
Chunghwa Telecom Co., Ltd.	1,041,602	2,036,762
Compal Electronics, Inc.	286,000	374,183
Far Eastone Telecommunications Co., Ltd.	165,000	197,431

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hon Hai Precision
Industry Co., Ltd.	273,950	$1,186,099
MediaTek, Inc.	224,706	3,898,640
Novatek Microelectronics Corporation, Ltd.	105,445	328,706
Quanta Computer, Inc.	232,848	451,648
Taishin Financial Holding Co., Ltd.*	2,361,564	959,260
Taiwan Semiconductor Manufacturing Co., Ltd.	4,088,348	7,917,167
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	373,824	3,921,414
United Microelectronics Corporation*	1,339,000	710,440
Yuanta Financial Holding Co., Ltd.	930,000	557,859

		25,533,537

Thailand — 0.3%
Central Pattana PCL@	944,692	604,766
Charoen Pokphand Foods PCL	1,477,000	685,171
CP ALL PCL*	735,868	625,835
Siam Commercial Bank PCL	732,365	2,083,735

		3,999,507

Turkey — 0.6%
Coca-Cola Icecek AS	74,153	630,258
KOC Holding AS*	249,750	855,674
Turk Hava Yollari	117,552	402,748
Türkiye Garanti Bankasi AS	930,571	4,353,190
Yapi ve Kredi Bankasi AS*	785,060	1,996,595

		8,238,465

United Arab Emirates — 0.0%
DP World, Ltd.	525,600	270,684
Dragon Oil PLC*	19,000	139,549

		410,233

United Kingdom — 15.9%
Aberdeen Asset
Management PLC	566,310	1,117,186
Aggreko PLCΔ	214,114	3,873,015
AMEC PLC	22,178	268,904
Amlin PLC	17,991	105,956
Anglo American PLCΔ*	254,204	11,123,832
Antofagasta PLC	62,100	980,060
ARM Holdings PLC Δ	360,250	1,302,734
AstraZeneca PLC	144,398	6,440,041
Atkins WS PLC	54,104	509,036
Autonomy Corporation PLC*	31,559	873,047
Aviva PLC	774,305	4,527,296
BAE Systems PLC	608,495	3,428,545
Barclays PLC	455,111	2,488,338
BBA Aviation PLC	69,228	204,539
Berkeley Group Holdings PLC*	14,820	183,063
BG Group PLC	465,011	8,047,970
BHP Billiton PLC	461,931	15,842,123
BP PLC	1,884,875	17,831,061
Brit Insurance Holdings NV	30,137	344,139
British Land Co. PLC REIT	4,511	32,933
Britvic PLC	187,525	1,320,398
BT Group PLC	999,060	1,878,411
Burberry Group PLC	3,690	40,009
Cairn Energy PLC*	7,907	50,035
Capita Group PLC (The)	61,682	767,623
Centrica PLC	30,350	135,359
Close Brothers Group PLC	56,783	667,802
Compass Group PLC	1,219,489	9,734,003
Daily Mail and General Trust PLC	23,402	176,710
Dimension Data Holdings PLC	299,909	415,289
Eurasian Natural Resources Corporation	9,537	172,511
Firstgroup PLC	318,754	1,736,513
GlaxoSmithKline PLC	840,667	16,144,106
Hammerson PLC REIT	6,134	36,619
Hays PLC	146,445	241,119
Home Retail Group PLC	54,214	222,951
HSBC Holdings PLC	447,937	4,540,684
ICAP PLC	188,148	1,067,251
IG Group Holdings PLC	161,115	983,345
IMI PLC	26,713	267,544
International Personal Finance PLC	89,797	327,449
International Power PLC	146,619	709,533
Intertek Group PLC	96,689	2,139,254
Invensys PLC	18,331	94,773
Investec PLC	15,172	124,096
J Sainsbury PLC	224,326	1,115,196
John Wood Group PLC	51,460	283,780
Johnson Matthey PLC	8,037	212,944
KazakhGold Group, Ltd. GDR*	12,556	97,309
Kazakhmys PLC*	3,627	84,046
Kesa Electricals PLC	89,222	171,815
Kingfisher PLC	66,957	217,846
Land Securities Group PLC REIT	3,636	37,409
Liberty International PLC REIT	3,152	24,083
Logica PLC	74,526	154,372
Marks & Spencer Group PLC	207,900	1,167,620
Mondi PLC	225,766	1,590,003
National Grid PLC	122,715	1,194,599
Next PLC	68,208	2,239,858
Old Mutual PLC*	19,610	36,454
Pearson PLC	222,452	3,497,228
Persimmon PLC*	19,159	135,338
Petrofac, Ltd.	235,717	4,299,552
Prudential PLC	349,888	2,906,973
Reckitt Benckiser Group PLC	154,553	8,483,084
Reed Elsevier PLC	199,003	1,586,939
Rentokil Initial PLC	54,568	107,980
Rexam PLC	439,121	1,951,783
Rio Tinto PLC	114,446	6,781,871
Rolls-Royce Group PLC*	470,789	4,254,376
Royal Bank of Scotland Group PLC*	96,393	64,361
RSA Insurance Group PLC	60,356	116,777
Scottish & Southern Energy PLC	99,526	1,662,845
Smith & Nephew PLC	42,743	425,822
SSL International PLC	73,980	912,710
Stagecoach Group PLC	14,509	40,336
Standard Chartered PLC	278,620	7,599,920
Tate & Lyle PLC	83,029	572,275
Tesco PLC	452,092	2,987,397
TUI Travel PLC	288,788	1,321,278
Tullow Oil PLC	194,195	3,683,629
Unilever PLC	313,972	9,219,338
Vedanta Resources PLCΔ	33,797	1,423,723
Vodafone Group PLC	3,870,904	8,928,610

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
WH Smith PLC	26,140	$192,744
WM Morrison Supermarkets PLC	589,483	2,625,471
Wolseley PLC	7,143	172,565
WPP PLC	517,776	5,366,492

		213,465,956

Total Foreign Common Stocks (Cost $1,145,384,477)		1,300,164,541

FOREIGN PREFERRED STOCKS — 1.4%
Belgium — 0.0%
Fortis*	106,120	287

Brazil — 0.9%
Banco Bradesco SA	176,845	3,237,874
Eletropaulo Metropolitana de Sao Paulo SA Class B	39,151	857,718
Investimentos Itau SA	384,383	2,632,657
Petroleo Brasileiro SA	162,700	3,224,083
Ultrapar Participacoes SA	47,877	2,287,575
Usinas Siderurgicas de Minas Gerais SA*	5,216	179,591

		12,419,498

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	109,347
Embotelladora Andina SA Class B	28,700	97,900

		207,247

Germany — 0.2%
Henkel AG & Co. KGaA	33,350	1,795,471
ProSiebenSat.1 Media AG	47,891	808,554
Volkswagen AG*	10,945	483,557

		3,087,582

Russia — 0.1%
MDM Bank OAO*	656,800	487,674

South Korea — 0.2%
Samsung Electronics Co., Ltd.	4,219	2,006,118

Total Foreign Preferred Stocks (Cost $14,724,437)		18,208,406

MONEY MARKET FUNDS — 22.0%
GuideStone Money Market
Fund (GS4 Class)¥	30,261,778	30,261,778
Northern Institutional Liquid
Assets Portfolio§	264,502,653	264,502,653

Total Money Market Funds (Cost $294,764,431)		294,764,431

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.06%, 06/05/10	$5,600,000	5,599,294
0.08%, 06/05/10	830,000	829,895
0.08%, 06/05/10	20,000	19,998
0.10%, 06/05/10	325,000	324,959

Total U.S. Treasury Obligations (Cost $6,774,182)		6,774,146

TOTAL INVESTMENTS — 120.8% (Cost $1,461,647,527)		1,619,911,524

SECURITIES SOLD SHORT — (1.6)%
Australia — (0.1)%
Adelaide Brighton, Ltd.	(29,913)	(70,820)
Alumina, Ltd.	(82,365)	(130,379)
Asciano Group*	(38,258)	(66,529)
AWB, Ltd.*	(31,527)	(27,629)
Beach Energy, Ltd.	(9,074)	(6,162)
Bendigo and Adelaide Bank, Ltd.	(12,354)	(113,366)
Cochlear, Ltd.	(1,415)	(94,581)
Connecteast Group	(272,042)	(112,338)
Consolidated Media Holdings, Ltd.	(6,822)	(19,720)
DUET Group	(51,712)	(84,942)
Energy Resources of Australia, Ltd.	(2,352)	(40,792)
Fortescue Metals Group, Ltd.*	(1,831)	(8,233)
Iluka Resources, Ltd.*	(65,838)	(264,623)
Incitec Pivot, Ltd.	(1,359)	(4,327)
Leighton Holdings, Ltd.	(2,157)	(77,195)
Nufarm, Ltd.	(28,031)	(211,697)
Perpetual Ltd	(2,826)	(91,491)
Primary Health Care, Ltd.	(29,275)	(119,546)
Seek, Ltd.	(27,130)	(199,665)
Sims Metal Management, Ltd.	(2,275)	(45,219)
Toll Holdings, Ltd.	(3,304)	(22,497)
WorleyParsons, Ltd.	(2,338)	(54,602)

		(1,866,353)

Belgium — 0.0%
Colruyt SA	(11)	(2,708)

Denmark — 0.0%
DSV A/S	(2,358)	(42,139)
FLSmidth & Co. A/S	(454)	(31,498)
Topdanmark A/S	(1,077)	(140,297)
TrygVesta AS	(2,631)	(173,656)
Vestas Wind Systems A/SΔ	(1,288)	(69,987)

		(457,577)

Finland — (0.1)%
Neste Oil OYJ*	(2,999)	(52,294)
Nokian Renkaat OYJ	(11,383)	(295,652)
Outokumpu OYJ	(6,240)	(136,957)
Pohjola Bank PLC	(11,138)	(125,163)
Rautaruukki OYJ	(14,249)	(307,928)

		(917,994)

France — (0.1)%
Accor SA	(5,941)	(328,674)
Bureau Veritas SA	(1,583)	(84,027)
EDF SA	(5,736)	(312,994)
Eiffage SA	(2,655)	(137,326)
Iliad SA	(3,447)	(355,464)
Neopost SA	(1,587)	(126,830)
Societe Television Francaise 1	(8,942)	(165,885)

		(1,511,200)

Germany — (0.1)%
Beiersdorf AG	(2,453)	(146,723)
Fraport AG Frankfurt Airport Services Worldwide	(4,111)	(216,466)
Fresenius Medical Care AG & Co. KGaA	(1,873)	(105,682)
Hamburger Hafen und Logistik AG	(4,870)	(184,768)

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
K+S AG	(3,469)	$(210,516)
MAN AG	(4,819)	(403,417)
SGL Carbon AG*	(3,094)	(90,474)

		(1,358,046)

Ireland — 0.0%
Shire PLC	(9,158)	(202,066)

Italy — (0.1)%
A2A SpA	(134,283)	(251,923)
Acea SPA	(10,192)	(103,451)
Banca Carige SpA	(38,719)	(105,769)
Saras SpA	(61,002)	(166,434)

		(627,577)

Japan — (0.4)%
ABC-Mart, Inc.	(3,100)	(99,144)
Advantest Corporation	(1,400)	(35,011)
Amada Co., Ltd.	(9,000)	(75,473)
Bank of Tokyo, Ltd.	(5,000)	(46,048)
Casio Computer Co., Ltd.	(6,200)	(47,682)
Cosmo Oil Co., Ltd.	(11,000)	(26,591)
Daikin Industries, Ltd.	(800)	(32,731)
Dena Co., Ltd.	(5)	(37,009)
Disco Corporation	(500)	(30,752)
Eisai Co., Ltd.	(3,100)	(110,584)
Hamamatsu Photonics KK	(3,400)	(96,119)
Hiroshima Bank, Ltd.	(14,000)	(59,151)
Hisamitsu Pharmaceutical Co., Inc.	(1,300)	(48,321)
Hitachi Construction Machinery Co., Ltd.	(900)	(21,265)
Hitachi Metals, Ltd.	(10,000)	(105,145)
Isetan Mitsukoshi Holdings, Ltd.	(3,500)	(37,624)
Jafco Co., Ltd.	(3,400)	(89,282)
Japan Petroleum Exploration Co.	(800)	(40,561)
Japan Steel Works, Ltd.	(5,000)	(57,279)
Joyo Bank, Ltd.	(24,000)	(107,049)
Kawasaki Heavy Industries, Ltd.	(29,000)	(80,030)
Kintetsu Corporation	(27,000)	(84,041)
Matsui Securities Co., Ltd.	(14,700)	(105,034)
McDonald’s Holdings Co. Japan, Ltd.	(4,700)	(95,418)
Mitsubishi Chemical Holdings Corporation	(5,000)	(25,564)
Mitsubishi Electric Corporation	(2,000)	(18,376)
Mitsubishi Heavy Industries, Ltd.	(37,000)	(153,161)
Mitsubishi Motors Corporation*	(3,000)	(4,075)
Mitsubishi Tanabe Pharma Corporation	(3,000)	(42,357)
Mizuho Trust & Banking Co., Ltd.	(101,000)	(101,551)
Nikon Corporation	(3,600)	(78,592)
Nippon Electric Glass Co., Ltd.	(3,000)	(42,261)
Nitori Co., Ltd.	(550)	(41,769)
NOK Corporation	(9,000)	(135,448)
Nomura Research Institute, Ltd.	(1,300)	(29,618)
NSK, Ltd.	(22,000)	(173,666)
Olympus Corporation	(2,900)	(93,058)
Oracle Corporation Japan	(3,000)	(139,106)
Oriental Land Co., Ltd.	(200)	(13,948)
Ricoh Co., Ltd.	(7,000)	(109,317)
Shimadzu Corporation	(26,000)	(208,300)
Shimizu Corporation	(40,000)	(166,863)
Shin-Etsu Chemical Co., Ltd.	(1,500)	(87,122)
Shiseido Co., Ltd.	(1,800)	(39,084)
Showa Shell Sekiyu KK	(12,700)	(85,853)
SMC Corporation*	(300)	(40,721)
Sony Financial Holdings, Inc.	(10)	(32,838)
Sumco Corp	(12,500)	(265,804)
Sumitomo Chemical Co., Ltd.	(20,000)	(97,764)
Sumitomo Metal Industries, Ltd.	(37,000)	(112,001)
Sumitomo Rubber Industries, Inc.	(2,000)	(17,628)
Suruga Bank, Ltd.	(8,000)	(71,537)
Suzuki Motor Corporation	(3,500)	(77,233)
Sysmex Corporation	(400)	(23,446)
T&D Holdings, Inc.	(4,100)	(97,051)
Taisei Corporation	(6,000)	(13,221)
Taiyo Nippon Sanso Corporation	(3,000)	(29,329)
Takashimaya Co., Ltd.	(13,000)	(106,792)
Toray Industries, Inc.	(10,000)	(58,402)
TOTO, Ltd.	(8,000)	(54,509)
Toyota Boshoku Corporation	(4,300)	(82,606)
Toyota Industries Corporation	(2,700)	(77,110)
Tsumura & Co.	(1,600)	(46,465)
Unicharm Corporation	(300)	(28,976)
Ushio, Inc.	(3,600)	(61,072)
Yahoo! Japan Corporation	(421)	(153,332)
Yakult Honsha Co., Ltd.	(7,500)	(202,321)

		(5,106,591)

Luxembourg — 0.0%
Oriflame Cosmetics SA ADR	(4,666)	(290,793)

Netherlands — 0.0%
ASML Holding NV	(2,700)	(96,494)
Fugro NV	(1,570)	(102,612)
Koninklijke Boskalis Westminster NV	(4,256)	(163,111)
SBM Offshore NV	(4,841)	(96,868)

		(459,085)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(28,778)	(157,392)

Russia — 0.0%
Alliance Oil Co., Ltd.*	(18,988)	(301,758)

Spain — (0.2)%
Abengoa SA	(2,330)	(67,205)
Acciona SA	(3,373)	(374,074)
Bankinter SA	(50,564)	(420,695)
Gamesa Corporation Tecnologica SA	(9,227)	(126,494)
Gas Natural SDG SA	(8,461)	(156,220)
Gestevision Telecinco SA	(7,562)	(118,683)
Grifols SA	(43,065)	(643,317)
Zardoya Otis SA	(2,934)	(50,843)

		(1,957,531)

Sweden — (0.1)%
Hexagon AB	(10,302)	(146,956)
Lundin Petroleum AB*	(27,712)	(234,688)
TeliaSonera AB	(43,513)	(308,844)
Volvo AB Class B	(27,323)	(274,910)

		(965,398)

See Notes to Schedules of Investments

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Switzerland — (0.1)%
Baloise-Holding AG	(4,320)	$(383,080)
Givaudan SA	(71)	(62,287)
Lonza Group AG	(6,170)	(503,244)
Nobel Biocare Holding AG	(3,122)	(83,498)
Straumann Holding AG	(357)	(88,878)
Swiss Reinsurance	(375)	(18,458)

		(1,139,445)

United Kingdom — (0.3)%
Admiral Group PLC	(5,526)	(110,691)
Aggreko PLC	(11,284)	(204,111)
Antofagasta PLC	(14,255)	(224,972)
Associated British Foods PLC	(5,449)	(80,911)
Bae Systems PLC	(15,000)	(84,517)
British Sky Broadcasting Group
PLC	(27,595)	(252,089)
Bunzl PLC	(18,922)	(207,028)
Cable & Wireless Worldwide*	(31,879)	(44,506)
Cable & Wireless
Communications PLC	(31,879)	(26,776)
Capita Group PLC (The)	(27,572)	(316,523)
Carnival PLC	(6,269)	(257,332)
Cobham PLC	(36,203)	(141,191)
Dana Petroleum PLC*	(5,324)	(97,111)
Drax Group PLC	(33,337)	(189,000)
Easyjet PLC*	(17,757)	(123,656)
Electrocomponents PLC	(29,396)	(98,138)
Firstgroup PLC	(12,187)	(66,393)
Intercontinental Hotels Group PLC	(3,627)	(56,801)
Lonmin PLC	(7,195)	(222,517)
Man Group PLC	(43,765)	(160,388)
Pennon Group PLC	(12,790)	(101,411)
Serco Group PLC	(10,240)	(93,390)
Smith & Nephew PLC	(7,434)	(74,060)
Smiths Group PLC	(11,658)	(200,970)
Standard Life PLC	(139,646)	(424,461)
Thomas Cook Group PLC	(8,967)	(36,713)
Tomkins PLC	(21,809)	(78,104)
United Utilities Group PLC	(56,345)	(477,964)
VT Group PLC	(1,903)	(21,658)
Whitbread PLC	(3,043)	(68,066)

		(4,541,448)

Total Securities Sold Short (Cost $(19,597,583))		(21,862,962)

Liabilities in Excess of Other Assets — (19.2)%		(256,673,788)

NET ASSETS — 100.0%		$1,341,374,774

Please see abbreviation and footnote definitions on page 106.

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
United Kingdom	15.8
Japan	15.7
France	7.6
Switzerland	7.0
Germany	6.2
Australia	4.9
Netherlands	3.7
Spain	3.6
Hong Kong	3.0
China	2.6
South Korea	2.5
India	2.2
Brazil	2.1
Taiwan	1.9
Italy	1.8
Russia	1.8
Norway	1.3
Singapore	1.3
South Africa	1.1
Denmark	1.0
Indonesia	1.0
Canada	0.9
Israel	0.9
Mexico	0.9
Sweden	0.6
Turkey	0.6
Finland	0.5
Greece	0.4
Malaysia	0.4
Austria	0.3
Belgium	0.3
Egypt	0.3
Hungary	0.3
Thailand	0.3
Bermuda	0.2
Chile	0.2
Ireland	0.2
Nigeria	0.2
Peru	0.2
Philippines	0.2
Cayman Islands	0.1
Colombia	0.1
Czech Republic	0.1
Luxembourg	0.1
New Zealand	0.1
Panama	0.1
Poland	0.1
Argentina	—	**
Estonia	—	**
Jersey	—	**
Kazakhstan	—	**
Sri Lanka	—	**
United Arab Emirates	—	**

Total Foreign Common Stocks	96.7

Total Money Market Funds	22.0

Total Foreign Preferred Stocks	1.4

Total U.S. Treasury Obligations	0.5

Total Futures Contracts	2.4

Total Forward Foreign Currency Contracts	(0.4)

Total Securities Sold Short	(1.6)

Total Investments	121.0

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Foreign Common Stocks	$1,300,164,541	$—
Foreign Preferred Stocks	18,208,406	—
Futures Contracts	—	86,118
Money Market Funds	294,764,431	—
Level 2 — Other Significant Observable Inputs
Foreign Preferred Stocks	—	—
Forward Foreign Currency Contracts	—	154,102
U.S. Treasury Obligations	6,774,146	—
Level 3 — Significant Unobservable Inputs
Rights	—	—

Total Assets	$1,619,911,524	$240,220

Liabilities:
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs
Securities Sold Short	(21,862,962)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(21,862,962)	$—

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Rights	$1,251	$—
Accrued discounts/premiums
Rights	—	—
Realized gain (loss)
Rights	—	—
Change in unrealized appreciation (depreciation)
Rights	—	—
Net purchases (sales)
Rights	—	—
Transfers in and/or out of Level 3
Rights	(1,251)	—

Balance, 03/31/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2010, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$17,800,000	1.57%
Low-Duration Bond	102,291,827	14.27
Medium-Duration Bond	103,088,094	9.83
Extended-Duration Bond	49,419,849	10.46
Global Bond	26,768,567	11.68
Small Cap Equity	2,396,526	0.53
International Equity	2,176,358	0.16

INVESTMENT FOOTNOTES:
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2) .
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1) .
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2010.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)

Fair valued securities were held in the Medium-Duration Bond Fund, Global Bond Fund, Equity Index Fund, Value Equity Fund, Small Cap Equity Fund and International Equity Fund at an aggregate market value of $54,480, $460, $0, $1,209, $606,000 and $2,495,600 respectively, which amounted to 0.00%, 0.00%, 0.00%, 0.00%, 0.13% and 0.19% of each of those funds, repectively.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Polish Zloty (PLN).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Paris denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
BTAB	—	Counterparty to contract is Deutsche Bank Alex Brown.
CITI	—	Counterparty to contract is Citibank NA London.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DAIN	—	Counterparty to contract is Dain Bosworth.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SSB	—	Counterparty to contract is Salomon Smith Barney.
UBS	—	Counterparty to contract is UBS AG.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by ID;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments);

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments for each respective Fund.

2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the fiscal year ending March 31, 2010, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

As of March 31, 2010, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $29,313,115 and $41,867,200, respectively. Medium-Duration Bond Fund is the seller (“providing protection”) on a total notional amount of $9,900,000. The notional amounts of the swaps are not recorded in the schedules of investments; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond
Fair value of written credit derivatives	$(874)	$(6,799)	$(629,983)	$—	$(637,656)
Maximum potential amount of future payments	4,100,000	4,800,000	1,000,000	—	9,900,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Futures Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	5-10 Years	More Than 10 Years	Total

Medium-Duration Bond Fund

0 - 100	$—	$—	$—	$1,000,000	$1,000,000
101 - 250	—	—	—	—	—
251 - 500	—	—	—	—	—
501 - 1,000	—	—		—	—
Greater than 1,000	—	3,800,000	5,100,000	—	8,900,000

Total	$—	$3,800,000	$5,100,000	$1,000,000	$9,900,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Balance Sheet
Derivative Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written at value

	Receivables: Variation margin	Payables: Variation margin

	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written at value

	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts

Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

Equity contracts	Receivables: Variation margin	Payables: Variation margin

	Asset Derivative Value
Fund	Total Value at March 31, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015 Fund	$31,376	$—	$—	$—	$31,376
MyDestination 2025 Fund	22,728	—	—	—	22,728
MyDestination 2035 Fund	15,159	—	—	—	15,159

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Asset Derivative Value
Fund	Total Value at March 31, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2045 Fund	$9,801	$—	$—	$—	$9,801
Conservative Allocation Fund	26,229	—	—	—	26,229
Balanced Allocation Fund	206,855	—	—	—	206,855
Growth Allocation Fund	234,454	—	—	—	234,454
Aggressive Allocation Fund	273,593	—	—	—	273,593
Balanced Allocation Fund I	60,859	—	—	—	60,859
Growth Allocation Fund I	68,374	—	—	—	68,374
Aggressive Allocation Fund I	56,129	—	—	—	56,129
Low-Duration Bond Fund	2,905,508	256,375	963,533	1,685,600	—
Medium-Duration Bond Fund	3,206,874	2,022,249	758,005	426,620	—
Inflation Protected Bond Fund	(4,296)	(4,296)	—	—	—
Global Bond Fund	1,442,023	5,036	1,436,987	—	—
Equity Index Fund	181,453	—	—	—	181,453
Real Estate Securities Fund	(1,175)	—	—	—	(1,175)
Value Equity Fund	332,749	—	—	—	332,749
Growth Equity Fund	270,314	—	—	—	270,314
Small Cap Equity Fund	3,509,689	(55,763)	3,368	—	3,562,084
International Equity Fund	922,922	—	573,852	—	349,070

	Liability Derivative Value
Low-Duration Bond Fund	$118,948	$(542,916)	$661,864	$—	$—
Medium-Duration Bond Fund	977,830	(831,040)	812,697	996,173	—
Inflation Protected Bond Fund	(28,965)	(28,965)	—	—	—
Global Bond Fund	949,464	18,678	930,786	—	—
Small Cap Equity Fund	14,205	14,205	—	—	—
International Equity Fund	682,702	—	419,750	—	262,952
Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2010. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
Fund	Average Volume for the Period Ended March 31, 2010	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2015 Fund	$2,322,382	$—	$2,322,382	$—	$—
MyDestination 2025 Fund	2,236,666	—	2,236,666	—	—
MyDestination 2035 Fund	1,471,140	—	1,471,140	—	—
MyDestination 2045 Fund	1,307,617	—	1,307,617	—	—
Conservative Allocation Fund	1,539,272	—	1,539,272	—	—
Balanced Allocation Fund	13,232,099	—	13,232,099	—	—
Growth Allocation Fund	12,625,805	—	12,625,805	—	—
Aggressive Allocation Fund	15,147,954	—	15,147,954	—	—
Balanced Allocation Fund I	2,983,851	—	2,983,851	—	—
Growth Allocation Fund I	2,953,259	—	2,953,259	—	—
Aggressive Allocation Fund I	2,572,484	—	2,572,484	—	—
Low-Duration Bond Fund	248,360,747	25,342,786	174,907,478	156,401	47,954,082
Medium-Duration Bond Fund	2,717,098,862	32,600,647	317,851,495	39,191	2,366,607,529
Inflation Protected Bond Fund	5,997,793	—	5,997,793	—	—
Global Bond Fund	45,845,396	44,322,416	1,522,980	—	—

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Asset Derivative Volume
Fund	Average Volume for the Period Ended March 31, 2010	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Equity Index Fund	$10,694,468	$—	$10,694,468	$—	$—
Real Estate Securities Fund	4,412,150	—	4,412,150	—	—
Value Equity Fund	42,155,443	—	42,155,443	—	—
Growth Equity Fund	58,355,301	—	58,355,301	—	—
Small Cap Equity Fund	66,801,786	—	66,796,350	5,436	—
International Equity Fund	112,013,047	45,568,358	66,444,689	—	—

	Liability Derivative Volume
Fund	Average Volume for the Period Ended March 31, 2010	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond Fund	$(45,357,974)	$(65,202,676)	$20,442,756	$(598,054)	$—
Medium-Duration Bond Fund	(33,637,782)	(50,826,328)	18,329,317	(1,140,771)	—
Inflation Protected Bond Fund	3,111,090	—	3,111,090	—	—
Global Bond Fund	(40,786,184)	(48,669,966)	7,883,782	—	—
Small Cap Equity Fund	3,166,831	(462,607)	3,652,013	(22,575)	—
International Equity Fund	(34,041,789)	(42,694,968)	8,653,179	—	—

3. Futures Contracts

Investments as of March 31, 2010, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2015 Fund
June 2010 S&P 500® E-Mini	38	$2,213,880	$31,376

MyDestination 2025 Fund
June 2010 S&P 500® E-Mini	37	$2,155,620	$22,728

MyDestination 2035 Fund
June 2010 S&P 500® E-Mini	25	$1,456,500	$15,159

MyDestination 2045 Fund
June 2010 S&P 500® E-Mini	24	$1,398,240	$9,801

Conservative Allocation Fund
June 2010 S&P 500®	5	$1,456,500	$26,229

Balanced Allocation Fund
June 2010 S&P 500®	43	$12,525,900	$206,855

Growth Allocation Fund
June 2010 S&P 500®	49	$14,273,700	$234,454

Aggressive Allocation Fund
June 2010 S&P 500®	59	$17,186,700	$273,593

Balanced Allocation Fund I
June 2010 S&P 500® E-Mini	53	$3,087,780	$60,859

Growth Allocation Fund I
June 2010 S&P 500® E-Mini	60	$3,495,600	$68,374

Aggressive Allocation Fund I
June 2010 S&P 500® E-Mini	47	$2,738,220	$56,129

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
Low-Duration Bond Fund
June 2010 90-Day EURIBOR	91	$30,513,908	$169,034
June 2010 90-Day Euro	26	6,475,950	4,225
June 2010 90-Day Euro	(5)	1,245,375	(203)
June 2010 Euro-BOBL	25	3,953,375	9,333
June 2010 Euro-Bund	9	1,499,433	3,067
June 2010 2-Year U.S. Treasury Note	347	75,282,735	37,230
June 2010 5-Year U.S. Treasury Note	(51)	5,857,031	10,985
June 2010 10-Year U.S. Treasury Note	(10)	1,162,500	(1,819)
September 2010 90-Day EURIBOR	53	17,737,834	6,264
September 2010 90-Day Euro	(5)	1,243,313	(453)
December 2010 90-Day EURIBOR	94	31,396,074	61,471
December 2010 90-Day Euro	(5)	1,239,625	(265)
December 2011 90-Day Euro	(3)	732,938	291
March 2011 90-Day Euro	(5)	1,235,250	(140)
March 2012 90-Day Euro	(4)	974,150	688
June 2011 90-Day EURIBOR	22	7,318,674	17,829
June 2011 90-Day Euro	(4)	984,450	88
September 2011 90-Day EURIBOR	21	6,970,762	16,512
September 2011 90-Day Euro	(3)	735,600	141

			$334,278

Medium-Duration Bond Fund
June 2010 90-Day EURIBOR	17	$287	$49,637
June 2010 90-Day Euro	81	2,025	119,313
June 2010 Euro-BOBL	44	7,131	16,032
June 2010 Euro-Bund	36	8,266	24,933
June 2010 2-Year U.S. Treasury Note	194	22,360,391	(27,908)
June 2010 5-Year U.S. Treasury Note	216	15,293,023	(46,978)
June 2010 10-Year U.S. Treasury Note	195	21,509,375	(91,719)
June 2010 10-Year U.S. Treasury Note	(133)	(41,563)	50,287
June 2010 U.S. LongTreasury Bond	133	15,444,625	(60,164)
June 2010 U.S. Long Treasury Bond	(2)	(938)	2,244
June 2010 Ultra Long U.S. Treasury Bond	49	34,344	(6,789)
September 2010 90-Day EURIBOR	156	5,268	467,615
September 2010 90-Day Euro	373	32,638	1,178,190
December 2010 90-Day EURIBOR	90	4,558	53,182
June 2011 90-Day EURIBOR	47	5,555	38,089
September 2011 90-Day EURIBOR	47	7,935	37,076

			$1,803,040

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
Inflation Protected Bond Fund
June 2010 2-Year U.S. Treasury Note	10	2,169,531	$1,387
June 2010 5-Year U.S. Treasury Note	(29)	3,330,469	28,965
June 2010 10-Year U.S. Treasury Note	1	116,250	451
June 2010 U.S. Long Treasury Bond	4	464,500	(6,134)

			$24,669

Global Bond Fund
June 2010 Euro-BOBL	(4)	$632,540	$(2,062)
June 2010 Euro-Bund	(22)	3,665,280	(5,398)
June 2010 90-Day Sterling	(4)	696,531	(11,754)
June 2010 5-Year U.S. Treasury Note	(1)	114,844	536
June 2010 10-Year U.S. Treasury Note	13	1,511,250	5,036

			$(13,642)

Equity Index Fund
June 2010 S&P 500®	39	$11,360,700	$181,453

Real Estate Securities Fund
June 2010 Russell 2000® IMM-Mini	87	$5,890,770	$(1,175)

Value Equity Fund
September 2009 S&P 500®	89	$25,925,700	$320,847
September 2009 S&P 500® E-Mini	13	757,380	11,902

			$332,749

Growth Equity Fund
June 2010 S&P 500®	179	$52,142,700	$270,314

Small Cap Equity Fund
June 2010 Euro-Bund	(4)	$666,415	$(3,548)
June 2010 5-Year U.S. Treasury Note	21	2,411,719	(5,420)
June 2010 10-Year U.S. Treasury Note	48	5,580,000	(43,922)
June 2010 U.S. Long Treasury Bond	(12)	1,393,500	(11,492)
June 2010 Ultra Long U.S. Treasury Bond	2	239,938	(757)
June 2010 Russell 2000® IMM-Mini	949	64,256,790	3,562,085

			$3,496,946

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
International Equity Fund
April 2010 AEX Index	50	$5,403	$63,856
April 2010 CAC40 Index	96	(23,339)	30,776
April 2010 Hang Seng Index	(16)	18,409	(45,252)
April 2010 IBEX 35	18	(26,743)	(54,318)
April 2010 OMX Index	3	156	484
June 2010 DAX Index	6	(3,444)	25,089
June 2010 FTSE 100 Index®	75	(25,250)	14,327
June 2010 MSCI EAFE Index E-Mini	339	26,675,910	199,596
June 2010 MSCI Emerging Markets E-Mini	120	6,064,800	39,862
June 2010 S&P MIB Index	33	(41,452)	26,046
June 2010 S&P/TSE 60 Index	(20)	(1,969)	(4,088)
June 2010 SPI 200 Index®	(80)	86,445	(74,377)
June 2010 Swiss Synthetic Future	44	2,831,252	3,353
June 2010 Swiss Synthetic Future	(44)	(2,832,625)	(4,726)
June 2010 TOPIX Index®	(22)	12,943	(134,510)

			$86,118

4. Forward Foreign Currency Contracts

As of March 31, 2010, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
05/26/10	Euro	MLCS	6,346,500	U.S. Dollars	8,572,271	$11,370
04/01/10	Australian Dollars	JPM	86,000	U.S. Dollars	78,909	(2,677)
04/01/10	U.S. Dollars	JPM	78,909	Australian Dollars	86,000	489
04/05/10	Brazilian Reals	GSC	46,970	U.S. Dollars	26,385	437
04/05/10	Brazilian Reals	HSBC	2,474,120	U.S. Dollars	1,389,805	(4,132)
04/05/10	U.S. Dollars	DEUT	292,235	Brazilian Reals	520,234	6,235
04/05/10	U.S. Dollars	CITI	230,038	Brazilian Reals	409,512	4,038
04/05/10	U.S. Dollars	BAR	228,632	Brazilian Reals	407,008	4,632
04/05/10	U.S. Dollars	HSBC	224,549	Brazilian Reals	399,740	4,549
04/05/10	U.S. Dollars	HSBC	440,737	Brazilian Reals	784,596	7,737
04/06/10	Canadian Dollars	RBS	15,525,000	U.S. Dollars	15,285,732	(226,658)
04/06/10	Canadian Dollars	RBS	5,814,000	U.S. Dollars	5,724,396	(84,883)
04/16/10	Japanese Yen	RBS	3,283,000	U.S. Dollars	35,119	976
04/26/10	Euro	JPM	5,565,000	U.S. Dollars	7,516,588	364,898
04/26/10	Euro	CITI	238,000	U.S. Dollars	321,464	9,405
04/26/10	Euro	RBS	780,000	U.S. Dollars	1,053,538	8,339
04/26/10	Euro	UBS	391,000	U.S. Dollars	528,120	6,354
04/26/10	Euro	JPM	774,000	U.S. Dollars	1,045,434	12,500
04/26/10	Euro	JPM	4,868,000	U.S. Dollars	6,575,157	75,602
04/26/10	Euro	RBS	9,933,000	U.S. Dollars	13,416,401	249,472
04/26/10	Euro	CS	1,294,000	U.S. Dollars	1,747,792	(6,162)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
04/26/10	U.S. Dollars	RBS	5,410,863	Euro	4,006,000	$(7,853)
04/26/10	U.S. Dollars	DEUT	2,944,504	Euro	2,180,000	(24,962)
04/30/10	Australian Dollars	JPM	86,000	U.S. Dollars	78,662	(488)
06/02/10	Brazilian Reals	HSBC	537,300	U.S. Dollars	298,023	1,977
06/02/10	U.S. Dollars	HSBC	1,372,315	Brazilian Reals	2,474,120	3,356
06/07/10	Chinese Yuan Renminbi	BAR	922,257	U.S. Dollars	135,134	866
06/07/10	Chinese Yuan Renminbi	DEUT	4,573,395	U.S. Dollars	670,118	4,921
06/07/10	Chinese Yuan Renminbi	JPM	17,135,189	U.S. Dollars	2,510,740	23,114
06/07/10	U.S. Dollars	BAR	581,426	Chinese Yuan Renminbi	3,968,093	(7,574)
06/07/10	U.S. Dollars	JPM	603,682	Chinese Yuan Renminbi	4,119,984	(8,318)
06/07/10	U.S. Dollars	JPM	128,328	Chinese Yuan Renminbi	875,810	(1,672)
06/07/10	U.S. Dollars	HKSB	655,913	Chinese Yuan Renminbi	4,476,448	(9,087)
06/07/10	U.S. Dollars	DEUT	349,292	Chinese Yuan Renminbi	2,383,836	(4,708)
06/07/10	U.S. Dollars	MLCS	188,460	Chinese Yuan Renminbi	1,286,194	(2,540)
06/07/10	U.S. Dollars	BAR	578,207	Chinese Yuan Renminbi	3,946,124	(7,793)
06/07/10	U.S. Dollars	MLCS	230,683	Chinese Yuan Renminbi	1,574,352	(3,317)
06/10/10	U.S. Dollars	HSBC	582,530	Taiwan Dollars	18,357,360	(5,470)
06/10/10	U.S. Dollars	HSBC	582,903	Taiwan Dollars	18,369,120	(5,097)
06/24/10	United Kingdom Pounds	BAR	2,018,000	U.S. Dollars	3,060,709	(15,547)
11/12/10	South Korean Won	RBS	206,272,500	U.S. Dollars	180,752	(5,752)
11/12/10	South Korean Won	RBS	206,237,500	U.S. Dollars	180,721	(5,721)
11/12/10	South Korean Won	RBS	273,150,000	U.S. Dollars	239,355	(8,322)
11/12/10	South Korean Won	CITI	272,771,000	U.S. Dollars	239,023	(8,496)
11/12/10	South Korean Won	BAR	279,471,000	U.S. Dollars	244,894	(8,854)
11/12/10	U.S. Dollars	UBS	710,995	South Korean Won	811,382,000	(4,005)
11/12/10	U.S. Dollars	JPM	240,959	South Korean Won	274,980,000	959
11/12/10	U.S. Dollars	MSCS	242,084	South Korean Won	276,264,000	2,084
11/12/10	U.S. Dollars	CITI	60,936	South Korean Won	69,540,000	936
11/12/10	U.S. Dollars	CITI	131,539	South Korean Won	150,111,000	1,539
11/12/10	U.S. Dollars	JPM	133,265	South Korean Won	152,080,500	3,265
11/12/10	U.S. Dollars	CITI	133,196	South Korean Won	152,002,500	3,196
11/12/10	U.S. Dollars	GSC	61,672	South Korean Won	70,380,000	1,672
11/12/10	U.S. Dollars	CITI	61,399	South Korean Won	70,068,000	1,399
11/12/10	U.S. Dollars	CITI	122,777	South Korean Won	140,112,000	2,777
11/12/10	U.S. Dollars	CITI	122,177	South Korean Won	139,428,000	2,177
11/12/10	U.S. Dollars	DEUT	122,251	South Korean Won	139,512,000	2,251
11/12/10	U.S. Dollars	BAR	103,085	South Korean Won	117,640,000	3,085

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/12/10	U.S. Dollars	BAR	103,243	South Korean Won	117,820,000	$3,243
11/12/10	U.S. Dollars	JPM	71,199	South Korean Won	81,251,400	2,441
11/17/10	Chinese Yuan Renminbi	BAR	5,303,151	U.S. Dollars	780,170	9,577
11/17/10	Chinese Yuan Renminbi	CITI	7,223,298	U.S. Dollars	1,062,652	16,096
11/17/10	Chinese Yuan Renminbi	BAR	8,799,062	U.S. Dollars Chinese Yuan	1,294,470	18,431
11/17/10	U.S. Dollars	GSC	1,019,568	Renminbi	6,930,440	(25,432)
11/17/10	U.S. Dollars	DEUT	2,117,724	Chinese Yuan Renminbi	14,395,071	(51,189)
11/23/10	Chinese Yuan Renminbi	BAR	2,728,670	U.S. Dollars	401,536	4,764
11/23/10	Chinese Yuan Renminbi	BTAB	2,599,860	U.S. Dollars	382,581	4,591
11/23/10	Chinese Yuan Renminbi	BTAB	2,587,605	U.S. Dollars	380,778	4,569
11/23/10	Chinese Yuan Renminbi	JPM	3,155,229	U.S. Dollars	464,306	6,694
11/23/10	Chinese Yuan Renminbi	BTAB	2,633,576	U.S. Dollars	387,543	4,534
11/23/10	Chinese Yuan Renminbi	DEUT	2,490,051	U.S. Dollars	366,422	4,231
11/23/10	Chinese Yuan Renminbi	UBS	1,994,287	U.S. Dollars	293,468	3,102
11/23/10	U.S. Dollars	BAR	155,114	Chinese Yuan Renminbi	1,054,091	(3,886)
11/23/10	U.S. Dollars	JPM	2,521,521	Chinese Yuan Renminbi	17,135,189	(58,303)
01/10/11	U.S. Dollars	JPM	83,737	Chinese Yuan Renminbi	567,800	(1,263)
06/15/11	U.S. Dollars	HSBC	47,722	Chinese Yuan Renminbi	319,176	(278)
11/04/11	U.S. Dollars	DEUT	379,209	Chinese Yuan Renminbi	2,490,150	(10,791)
02/13/12	U.S. Dollars	CITI	784,542	Chinese Yuan Renminbi	5,083,996	(5,205)
02/13/12	U.S. Dollars	BAR	383,134	Chinese Yuan Renminbi	2,482,791	(2,213)
02/13/12	U.S. Dollars	BAR	404,281	Chinese Yuan Renminbi	2,619,822	(2,019)
02/13/12	U.S. Dollars	BTAB	385,188	Chinese Yuan Renminbi	2,496,098	(1,984)
02/13/12	U.S. Dollars	BAR	1,357,836	Chinese Yuan Renminbi	8,799,062	(9,965)
02/13/12	U.S. Dollars	BAR	467,423	Chinese Yuan Renminbi	3,029,001	(3,577)
02/13/12	U.S. Dollars	CITI	1,114,670	Chinese Yuan Renminbi	7,223,298	(9,403)
02/13/12	U.S. Dollars	BTAB	389,855	Chinese Yuan Renminbi	2,526,343	(2,221)
02/13/12	U.S. Dollars	DEUT	368,554	Chinese Yuan Renminbi	2,388,307	(2,100)
02/13/12	U.S. Dollars	UBS	307,750	Chinese Yuan Renminbi	1,994,287	(1,946)
04/12/10	Euro	CITIG	8,332,000	U.S. Dollars	11,253,798	54,652

						$301,669

Medium-Duration Bond Fund
04/01/10	U.S. Dollars	CS	235,324	Euro	174,229	$603
04/30/10	Euro	DEUT	833,346	U.S. Dollars	1,125,596	1,691
04/30/10	Euro	CS	174,229	U.S. Dollars	235,330	(605)
04/05/10	Brazilian Reals	HSBC	4,047,949	U.S. Dollars	2,273,884	(6,761)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
04/05/10	U.S. Dollars	GSC	226,578	Brazilian Reals	403,352	$(3,751)
04/05/10	U.S. Dollars	BTAB	422,003	Brazilian Reals	751,247	9,003
04/05/10	U.S. Dollars	HSBC	636,168	Brazilian Reals	1,132,500	11,168
04/05/10	U.S. Dollars	SSB	333,861	Brazilian Reals	594,336	5,861
04/05/10	U.S. Dollars	HSBC	324,575	Brazilian Reals	577,806	6,575
04/05/10	U.S. Dollars	BAR	330,699	Brazilian Reals	588,708	6,699
04/06/10	Canadian Dollars	JPM	12,727,000	U.S. Dollars	12,530,855	(325,045)
04/19/10	Japanese Yen	CITI	101,228,000	U.S. Dollars	1,082,737	(143)
04/22/10	Mexican Pesos	HSBC	1,202,254	U.S. Dollars	97,029	(2,065)
04/22/10	U.S. Dollars	JPM	97,029	Mexican Pesos	1,202,254	6,932
04/26/10	Euro	DEUT	2,182,000	U.S. Dollars	2,947,205	143,075
04/26/10	Euro	SSB	317,000	U.S. Dollars	428,169	12,526
04/26/10	Euro	GSC	6,358,000	U.S. Dollars	8,587,685	66,952
04/26/10	Euro	MSCS	593,000	U.S. Dollars	800,959	3,149
04/26/10	Euro	RBS	1,134,000	U.S. Dollars	1,531,682	12,123
04/26/10	Euro	MSCS	1,470,000	U.S. Dollars	1,985,514	25,057
04/26/10	Euro	JPM	558,000	U.S. Dollars	753,685	9,012
04/26/10	Euro	UBS	282,000	U.S. Dollars	380,894	4,583
04/26/10	Euro	BAR	585,000	U.S. Dollars	790,153	9,448
04/26/10	Euro	JPM	8,457,000	U.S. Dollars	11,422,783	131,340
04/26/10	Euro	CS	3,100,000	U.S. Dollars	4,187,138	(14,761)
04/26/10	U.S. Dollars	GSC	109,406	Euro	81,000	(3,210)
06/02/10	U.S. Dollars	HSBC	2,245,268	Brazilian Reals	4,047,949	5,491
06/07/10	Chinese Yuan Renminbi	BAR	1,071,445	U.S. Dollars	156,994	1,006
06/07/10	Chinese Yuan Renminbi	BTAB	5,304,395	U.S. Dollars	777,228	5,708
06/07/10	Chinese Yuan Renminbi	JPM	21,864,223	U.S. Dollars Chinese Yuan	3,203,664	29,493
06/07/10	U.S. Dollars	BAR	709,755	Renminbi Chinese Yuan	4,843,903	(9,245)
06/07/10	U.S. Dollars	JPM	737,834	Renminbi Chinese Yuan	5,035,536	(10,166)
06/07/10	U.S. Dollars	JPM	246,785	Renminbi Chinese Yuan	1,684,250	(3,215)
06/07/10	U.S. Dollars	HSBC	799,918	Renminbi Chinese Yuan	5,459,247	(11,082)
06/07/10	U.S. Dollars	DEUT	426,255	Renminbi Chinese Yuan	2,909,088	(5,745)
06/07/10	U.S. Dollars	CITI	228,915	Renminbi Chinese Yuan	1,562,288	(3,085)
06/07/10	U.S. Dollars	BAR	706,479	Renminbi Chinese Yuan	4,821,544	(9,521)
06/07/10	U.S. Dollars	CITI	281,945	Renminbi	1,924,208	(4,055)
06/10/10	U.S. Dollars	HSBC	763,325	Taiwan Dollars	24,054,800	(6,675)
06/10/10	U.S. Dollars	HSBC	761,846	Taiwan Dollars	24,008,180	(7,154)
06/24/10	United Kingdom Pounds	BAR	1,065,000	U.S. Dollars	1,615,290	(8,205)
09/24/10	U.S. Dollars	HSBC	95,269	Mexican Pesos	1,202,254	1,988
10/12/10	U.S. Dollars	SSB	2,572	Malaysian Ringgits	8,484	95
11/12/10	South Korean Won	RBS	299,389,800	U.S. Dollars	262,348	(8,348)
11/12/10	South Korean Won	RBS	299,339,000	U.S. Dollars	262,304	(8,304)
11/12/10	South Korean Won	SSB	396,021,000	U.S. Dollars	347,024	(12,335)
11/12/10	South Korean Won	RBS	396,571,000	U.S. Dollars	347,506	(12,083)
11/12/10	South Korean Won	BAR	405,748,000	U.S. Dollars	355,547	(12,855)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/12/10	U.S. Dollars	UBS	1,027,214	South Korean Won	1,172,248,400	$(5,786)
11/12/10	U.S. Dollars	JPM	341,358	South Korean Won	389,555,000	1,358
11/12/10	U.S. Dollars	MSCS	353,039	South Korean Won	402,885,000	3,039
11/12/10	U.S. Dollars	SSB	91,404	South Korean Won	104,310,000	1,404
11/12/10	U.S. Dollars	SSB	182,131	South Korean Won	207,846,000	2,131
11/12/10	U.S. Dollars	JPM	184,520	South Korean Won	210,573,000	4,520
11/12/10	U.S. Dollars	SSB	184,426	South Korean Won	210,465,000	4,426
11/12/10	U.S. Dollars	GSC	92,509	South Korean Won	105,570,000	2,509
11/12/10	U.S. Dollars	SSB	184,165	South Korean Won	210,168,000	4,165
11/12/10	U.S. Dollars	SSB	92,098	South Korean Won	105,102,000	2,098
11/12/10	U.S. Dollars	SSB	183,266	South Korean Won	209,142,000	3,266
11/12/10	U.S. Dollars	BTAB	173,189	South Korean Won	197,642,000	3,189
11/12/10	U.S. Dollars	BAR	103,243	South Korean Won	117,820,000	3,243
11/12/10	U.S. Dollars	BAR	103,085	South Korean Won	117,640,000	3,085
11/12/10	U.S. Dollars	JPM	200,747	South Korean Won	229,091,200	6,881
11/17/10	Chinese Yuan Renminbi	BAR	6,678,947	U.S. Dollars	982,570	12,061
11/17/10	Chinese Yuan Renminbi	SSB	9,097,230	U.S. Dollars	1,338,334	20,272
11/17/10	Chinese Yuan Renminbi	BAR	11,081,793	U.S. Dollars	1,630,292	23,213
11/17/10	U.S. Dollars	GSC	1,499,595	Chinese Yuan Renminbi	10,193,384	(37,405)
11/17/10	U.S. Dollars	DEUT	2,451,602	Chinese Yuan Renminbi	16,664,586	(59,259)
11/23/10	Chinese Yuan Renminbi	BAR	3,462,960	U.S. Dollars	509,590	6,046
11/23/10	Chinese Yuan Renminbi	BTAB	3,283,937	U.S. Dollars	483,246	5,799
11/23/10	Chinese Yuan Renminbi	BTAB	3,299,482	U.S. Dollars	485,534	5,826
11/23/10	Chinese Yuan Renminbi	JPM	3,999,303	U.S. Dollars	588,516	8,484
11/23/10	Chinese Yuan Renminbi	BTAB	3,161,881	U.S. Dollars	465,285	5,373
11/23/10	Chinese Yuan Renminbi	DEUT	3,344,130	U.S. Dollars	492,104	5,757
11/23/10	Chinese Yuan Renminbi	UBS	2,532,357	U.S. Dollars	372,648	3,939
11/23/10	U.S. Dollars	BAR	179,503	Chinese Yuan Renminbi	1,219,828	(4,497)
11/23/10	U.S. Dollars	JPM	3,217,420	Chinese Yuan Renminbi	21,864,223	(74,393)
01/10/11	U.S. Dollars	JPM	121,172	Chinese Yuan Renminbi	821,640	(1,828)
06/15/11	U.S. Dollars	HKSB	984,258	Chinese Yuan Renminbi	6,583,005	(5,742)
11/04/11	U.S. Dollars	BTAB	782,726	Chinese Yuan Renminbi	5,139,925	(22,274)
02/13/12	U.S. Dollars	CITI	988,076	Chinese Yuan Renminbi	6,402,937	(6,555)
02/13/12	U.S. Dollars	BAR	513,073	Chinese Yuan Renminbi	3,324,821	(2,563)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
02/13/12	U.S. Dollars	BAR	488,842	Chinese Yuan Renminbi	3,167,798	$(2,518)
02/13/12	U.S. Dollars	BTAB	486,237	Chinese Yuan Renminbi	3,150,917	(2,808)
02/13/12	U.S. Dollars	BAR	1,403,848	Chinese Yuan Renminbi	9,097,230	(11,843)
02/13/12	U.S. Dollars	BAR	1,710,098	Chinese Yuan Renminbi	11,081,793	(12,550)
02/13/12	U.S. Dollars	CITI	592,467	Chinese Yuan Renminbi	3,839,307	(4,533)
02/13/12	U.S. Dollars	BTAB	467,992	Chinese Yuan Renminbi	3,032,686	(2,666)
02/13/12	U.S. Dollars	DEUT	495,040	Chinese Yuan Renminbi	3,207,965	(2,820)
02/13/12	U.S. Dollars	UBS	390,783	Chinese Yuan Renminbi	2,532,357	(2,470)
05/18/10	Canadian Dollars	CS	1,842,980	U.S. Dollars	1,814,545	(83,397)
05/18/10	Euro	MLCS	824,514	U.S. Dollars	1,113,674	28,372
05/18/10	Euro	DEUT	2,720,000	U.S. Dollars	3,673,915	26,944
05/18/10	U.S. Dollars	JPM	1,157,072	Canadian Dollars	1,175,203	51,029

						$(76,314)

Global Bond Fund
05/18/10	Australian Dollars	MLCS	631,336	U.S. Dollars	576,203	$(20,438)
05/18/10	Australian Dollars	CS	2,020,000	U.S. Dollars	1,843,598	(80,360)
05/18/10	Australian Dollars	JPM	760,000	U.S. Dollars	693,631	(31,831)
05/18/10	Euro	GSC	1,808,255	U.S. Dollars	2,442,418	77,151
05/18/10	Euro	MLCS	7,697,336	U.S. Dollars	10,396,824	358,741
05/18/10	Euro	GSC	564,482	U.S. Dollars	762,448	26,472
05/18/10	Euro	JPM	6,239,856	U.S. Dollars	8,428,199	211,875
05/18/10	Euro	JPM	811,778	U.S. Dollars	1,096,472	3,528
05/18/10	Euro	JPM	1,170,000	U.S. Dollars	1,580,324	30,161
05/18/10	Japanese Yen	CITI	128,025,470	U.S. Dollars	1,369,760	47,736
05/18/10	Japanese Yen	JPM	814,754,781	U.S. Dollars	8,717,162	249,313
05/18/10	Turkish Lira	CS	407,987	U.S. Dollars	266,612	1,096
05/18/10	U.S. Dollars	MSCS	535,941	Australian Dollars	587,221	23,399
05/18/10	U.S. Dollars	MLCS	680,496	Australian Dollars	745,608	23,690
05/18/10	U.S. Dollars	JPM	2,239,116	Canadian Dollars	2,274,204	98,749
05/18/10	U.S. Dollars	JPM	1,696,935	Canadian Dollars	1,723,527	86,450
05/18/10	U.S. Dollars	DEUT	1,350,704	Euro	1,000,000	(50,246)
05/18/10	U.S. Dollars	UBS	2,363,732	Euro	1,750,000	(60,219)
05/18/10	U.S. Dollars	CS	2,115,207	Euro	1,566,003	(59,987)
05/18/10	U.S. Dollars	DAIN	675,352	Euro	500,000	(14,012)
05/18/10	U.S. Dollars	JPM	1,350,704	Euro	1,000,000	(6,991)
05/18/10	U.S. Dollars	JPM	1,080,563	Euro	800,000	(8,173)
05/18/10	U.S. Dollars	DEUT	6,421,901	Japanese Yen	600,226,840	(221,745)
05/18/10	U.S. Dollars	GSC	10,201,266	Japanese Yen	953,467,400	(351,777)
05/18/10	U.S. Dollars	CS	631,248	Japanese Yen	59,000,000	(19,521)
05/18/10	U.S. Dollars	GSC	374,240	Mexican Pesos	4,650,275	16,114
05/18/10	U.S. Dollars	JPM	1,023,814	Norweigan Krone	6,098,710	(5,486)
05/18/10	U.S. Dollars	GSC	134,477	South African Rand	988,065	4,116
05/18/10	United Kingdom Pounds	GSC	200,000	U.S. Dollars	303,411	17,161
05/18/10	United Kingdom Pounds	DEUT	500,000	U.S. Dollars	758,527	40,748

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
05/18/10	United Kingdom Pounds	CS	650,000	U.S. Dollars	986,086	$42,864
05/25/10	U.S. Dollars	JPM	1,074,839	Indonesian Rupiahs	9,883,590,000	20,027
05/25/10	U.S. Dollars	JPM	1,085,892	Indian Rupees	49,000,650	29,274
05/25/10	U.S. Dollars	DEUT	1,694,492	South Korean Won	1,921,426,400	28,322

						$506,201

Small Cap Equity Fund
05/18/10	Euro	GSC	340,000	U.S. Dollars	459,239	$3,368

International Equity Fund
06/16/10	Australian Dollars	BAR	207,000	U.S. Dollars	188,284	$(4,323)
06/16/10	Australian Dollars	BAR	116,000	U.S. Dollars	105,512	(1,816)
06/16/10	Canadian Dollars	BAR	7,041,000	U.S. Dollars	6,931,895	(211,971)
06/16/10	Canadian Dollars	BAR	646,000	U.S. Dollars	635,990	(14,614)
06/16/10	Danish Kroner	BAR	2,184,000	U.S. Dollars	395,998	(3,418)
06/16/10	Euro	BAR	284,000	U.S. Dollars	383,602	4,846
06/16/10	Euro	BAR	111,000	U.S. Dollars	149,929	279
06/16/10	Euro	BAR	9,210,000	U.S. Dollars	12,440,062	68,360
06/16/10	Euro	BAR	205,000	U.S. Dollars	276,896	3,347
06/16/10	Euro	BAR	462,000	U.S. Dollars	624,029	424
06/16/10	Japanese Yen	BAR	43,973,000	U.S. Dollars	470,557	12,233
06/16/10	Japanese Yen	BAR	104,716,000	U.S. Dollars	1,120,571	52,921
06/16/10	Japanese Yen	BAR	24,747,000	U.S. Dollars	264,819	9,907
06/16/10	Japanese Yen	BAR	12,850,000	U.S. Dollars	137,508	1,400
06/16/10	New Zealand Dollars	BAR	179,000	U.S. Dollars	126,477	(2,435)
06/16/10	New Zealand Dollars	BAR	1,088,000	U.S. Dollars	768,756	(13,484)
06/16/10	Norweigan Krone	BAR	564,000	U.S. Dollars	94,542	1,065
06/16/10	Norweigan Krone	BAR	2,046,000	U.S. Dollars	342,966	(1,558)
06/16/10	Norweigan Krone	BAR	3,225,000	U.S. Dollars	540,600	(1,261)
06/16/10	Norweigan Krone	BAR	7,820,000	U.S. Dollars	1,310,849	(3,788)
06/16/10	Singapore Dollars	BAR	29,000	U.S. Dollars	20,722	(99)
06/16/10	Singapore Dollars	BAR	14,000	U.S. Dollars	10,004	9
06/16/10	Singapore Dollars	BAR	27,000	U.S. Dollars	19,293	(72)
06/16/10	Singapore Dollars	BAR	12,000	U.S. Dollars	8,575	2
06/16/10	Swedish Kronor	BAR	844,000	U.S. Dollars	116,907	(760)
06/16/10	Switzerland Francs	BAR	9,000	U.S. Dollars	8,541	(140)
06/16/10	Switzerland Francs	BAR	2,013,000	U.S. Dollars	1,910,359	(10,389)
06/16/10	Switzerland Francs	BAR	764,000	U.S. Dollars	725,044	(3,967)
06/16/10	U.S. Dollars	BAR	162,816	Australian Dollars	179,000	3,554
06/16/10	U.S. Dollars	BAR	7,099,304	Australian Dollars	7,805,000	238,553
06/16/10	U.S. Dollars	BAR	937,781	Australian Dollars	1,031,000	10,104
06/16/10	U.S. Dollars	BAR	281,061	Australian Dollars	309,000	1,549
06/16/10	U.S. Dollars	BAR	985,080	Australian Dollars	1,083,000	(1,179)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
06/16/10	U.S. Dollars	BAR	554,276	Canadian Dollars	563,000	$7,335
06/16/10	U.S. Dollars	BAR	656,664	Canadian Dollars	667,000	1,526
06/16/10	U.S. Dollars	BAR	626,145	Canadian Dollars	636,000	2,373
06/16/10	U.S. Dollars	BAR	655,680	Canadian Dollars	666000	1,915
06/16/10	U.S. Dollars	BAR	255,284	Switzerland Francs	269,000	6,969
06/16/10	U.S. Dollars	BAR	2,667,669	Switzerland Francs	2,811,000	69,434
06/16/10	U.S. Dollars	BAR	3,796	Switzerland Francs	4,000	70
06/16/10	U.S. Dollars	BAR	195,496	Switzerland Francs	206,000	2,256
06/16/10	U.S. Dollars	BAR	233,537	Danish Kroner	1,288,000	407
06/16/10	U.S. Dollars	BAR	7,071	Danish Kroner	39,000	(94)
06/16/10	U.S. Dollars	BAR	13,599	Danish Kroner	75,000	34
06/16/10	U.S. Dollars	BAR	7,071	Danish Kroner	39,000	(9)
06/16/10	U.S. Dollars	BAR	19,401	Danish Kroner	107,000	(25)
06/16/10	U.S. Dollars	BAR	1,003,579	Euro	743,000	(6,546)
06/16/10	U.S. Dollars	BAR	761,802	Euro	564000	6,617
06/16/10	U.S. Dollars	BAR	348,484	Euro	258,000	(355)
06/16/10	U.S. Dollars	BAR	209,316	United Kingdom Pounds	138,000	(1,220)
06/16/10	U.S. Dollars	BAR	1,419,825	Japanese Yen	132,681,000	(67,566)
06/16/10	U.S. Dollars	BAR	748,859	Japanese Yen	69,980,000	(25,898)
06/16/10	U.S. Dollars	BAR	86,122	Japanese Yen	8,048,000	(3,060)
06/16/10	U.S. Dollars	BAR	1,113,347	Japanese Yen	104,041,000	(15,746)
06/16/10	U.S. Dollars	BAR	5,254,628	Norweigan Krone	31,347,000	19,127
06/16/10	U.S. Dollars	BAR	1,396,197	New Zealand Dollars	1,976,000	34,535
06/16/10	U.S. Dollars	BAR	1,072,584	New Zealand Dollars	1,518,000	12,456
06/16/10	U.S. Dollars	BAR	1,027,509	Swedish Kronor	7,418,000	(7,625)
06/16/10	U.S. Dollars	BAR	4,856,218	Swedish Kronor	35,059,000	(7,268)
06/16/10	U.S. Dollars	BAR	562,373	Swedish Kronor	4,060,000	(592)
06/16/10	U.S. Dollars	BAR	50,281	Swedish Kronor	363,000	(718)
06/16/10	U.S. Dollars	BAR	296,285	Swedish Kronor	2,139,000	(189)
06/16/10	U.S. Dollars	BAR	24,656	Swedish Kronor	178,000	(44)
06/16/10	U.S. Dollars	BAR	18,578	Singapore Dollars	26,000	163
06/16/10	U.S. Dollars	BAR	5,716	Singapore Dollars	8,000	41
06/16/10	U.S. Dollars	BAR	30,011	Singapore Dollars	42,000	14
06/16/10	U.S. Dollars	BAR	2,144	Singapore Dollars	3,000	2
06/16/10	United Kingdom Pounds	BAR	173,000	U.S. Dollars	262,403	(4,569)
06/16/10	United Kingdom Pounds	BAR	24,000	U.S. Dollars	36,403	(414)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
06/16/10	United Kingdom Pounds	BAR	31,000	U.S. Dollars	47,020	$(370)
06/16/10	United Kingdom Pounds	BAR	70,000	U.S. Dollars	106,175	(2,130)
06/17/10	Hong Kong Dollars	BAR	32,000	U.S. Dollars	4,124	—
06/17/10	Hong Kong Dollars	BAR	137,000	U.S. Dollars	17,655	—
06/17/10	Hong Kong Dollars	BAR	266,000	U.S. Dollars	34,280	20
06/17/10	Hong Kong Dollars	BAR	41,000	U.S. Dollars	5,284	4
06/17/10	Hong Kong Dollars	BAR	29,000	U.S. Dollars	3,737	1
06/17/10	U.S. Dollars	BAR	9,665	Hong Kong Dollars	75,000	(4)
06/17/10	U.S. Dollars	BAR	32,862	Hong Kong Dollars	255,000	(27)
06/17/10	U.S. Dollars	BAR	13,789	Hong Kong Dollars	107,000	(7)

						$154,102

Please see abbreviation and footnote definitions on page 106.

5. FEDERAL INCOME TAXES

At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$69,684,879	$(3,537,698)	$—	$(3,537,698)
MyDestination 2015	258,166,548	(21,386,450)	—	(21,386,450)
MyDestination 2025	202,671,405	(14,959,776)	—	(14,959,776)
MyDestination 2035	85,796,341	(3,427,606)	989,133	(4,416,739)
MyDestination 2045	49,732,547	1,896,806	2,056,995	(160,189)
Conservative Allocation	279,340,769	10,860,095	12,689,058	(1,828,963)
Balanced Allocation	1,165,443,137	(5,772,378)	31,140,273	(36,912,651)
Growth Allocation	888,952,858	(26,010,134)	15,497,102	(41,507,236)
Aggressive Allocation	803,242,078	(50,940,847)	10,755,536	(61,696,383)
Conservative Allocation I	69,444,548	(2,962,703)	—	(2,962,703)
Balanced Allocation I	382,879,398	(45,814,173)	—	(45,814,173)
Growth Allocation I	258,257,465	(41,149,977)	—	(41,149,977)
Aggressive Allocation I	188,136,513	(40,524,643)	—	(40,524,643)
Money Market	1,210,694,611	—	—	—
Low-Duration Bond	815,320,341	(11,257,294)	10,197,223	(21,454,517)
Medium-Duration Bond	1,286,096,086	(35,736,978)	28,048,556	(63,785,534)
Extended-Duration Bond	502,166,921	25,173,133	33,907,413	(8,734,280)
Inflation Protected Bond	109,866,400	1,378,392	2,195,316	(816,924)
Global Bond	261,550,081	4,054,445	13,792,763	(9,738,318)
Equity Index	400,871,468	43,305,653	101,147,162	(57,841,509)
Real Estate Securities	173,699,418	22,682,011	22,767,371	(85,360)
Value Equity	1,393,564,676	(44,941,565)	120,577,258	(165,518,823)
Growth Equity	1,229,386,004	224,646,337	234,393,224	(9,746,887)
Small Cap Equity	630,540,215	3,323,619	19,625,213	(16,301,594)
International Equity	1,465,239,267	154,672,257	205,573,834	(50,901,577)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies (“PFICs”).

6. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC Financial”) entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC Financial will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc.

The Stock Sale also includes PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc., indirect, wholly-owned subsidiaries of PNC Financial, and is expected to close in the third quarter of 2010.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds
By (Signature and Title)*	/s/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date May 20, 2010

By (Signature and Title)*	/s/ JEFFREY P. BILLINGER
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date May 19, 2010

*	Print the name and title of each signing officer under his or her signature.